Filed electronically with the Securities and Exchange Commission on July 30, 1998.

                                                               File No. 2-84021
                                                               File No. 811-3749

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ----------
         Post-Effective Amendment No.     26
                                     -----------
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     27
                       ----------

                          Scudder State Tax Free Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA   02110-4103
                 -----------------------------------   ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b)
          -------

             X    on August 1, 1998 pursuant to paragraph (b)
          -------

                  60 days after filing pursuant to paragraph (a)(1)
          -------

                  on _____________ pursuant to paragraph (a) of Rule 485
          -------

                  75 days after filing pursuant to paragraph (a)(2)
          ------- on _____________ pursuant to paragraph (a)(3) of Rule 485



If appropriate, check the following:

                  this post-effective amendment designates a new effective date ------- for a previously filed post-effective amendment

                              CROSS-REFERENCE SHEET

                      SCUDDER NEW YORK TAX FREE MONEY FUND
                                       AND
                         SCUDDER NEW YORK TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           SCUDDER NEW YORK TAX FREE MONEY FUND -- Investment objectives
                     Registrant                            and policies
                                                      SCUDDER NEW YORK TAX FREE FUND -- Investment objective and policies
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION


        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and Capital
                     Securities                            Gains Distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax information
                                                      SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information Line),
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION--Purchasing shares
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      FUND ORGANIZATION -- Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 1


                      SCUDDER NEW YORK TAX FREE MONEY FUND
                                       AND
                         SCUDDER NEW YORK TAX FREE FUND
                                   (continued)
PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information


       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE AND OTHER INFORMATION
                    Information

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 2


                              CROSS-REFERENCE SHEET

                           SCUDDER OHIO TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------


PART A
------

     Item No.        Item Caption                       Prospectus Caption
     --------        ------------                       ------------------

        1.           Cover Page                         COVER PAGE

        2.           Synopsis                           EXPENSE INFORMATION

        3.           Condensed Financial Information    FINANCIAL HIGHLIGHTS

        4.           General Description of             INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                         ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                        FUND ORGANIZATION

        5.           Management of the Fund             A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                        FUND ORGANIZATION--Investment adviser, Transfer agent
                                                        SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of Fund    NOT APPLICABLE
                     Performance

        6.           Capital Stock and Other            DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                              gains distributions
                                                        FUND ORGANIZATION
                                                        TRANSACTION INFORMATION--Tax information
                                                        SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information Line),
                                                             Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                        HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being       PURCHASES
                     Offered                            TRANSACTION INFORMATION--Purchasing shares
                                                        INVESTMENT PRODUCTS AND SERVICES
                                                        FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase           EXCHANGES AND REDEMPTIONS
                                                        TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings          NOT APPLICABLE


                            Cross Reference - Page 3


                           SCUDDER OHIO TAX FREE FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Information

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                              CROSS-REFERENCE SHEET

                       SCUDDER PENNSYLVANIA TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------


PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax information
                                                      SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information Line),
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION--Purchasing shares
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 5


                       SCUDDER PENNSYLVANIA TAX FREE FUND
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 6


                              CROSS-REFERENCE SHEET

                       SCUDDER MASSACHUSETTS TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax information
                                                      SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information
                                                           Line), Dividend reinvestment plan, T.D.D. service for the
                                                           hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION--Purchasing shares
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      FUND ORGANIZATION -- Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 7

                       SCUDDER MASSACHUSETTS TAX FREE FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Information

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference - Page 8

                              CROSS-REFERENCE SHEET

                SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                           Items Required By Form N-1A
                           ---------------------------

PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax information
                                                      SHAREHOLDER BENEFITS--SAIL (Scudder Automated Information Line),
                                                           Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          TRANSACTION INFORMATION--Purchasing shares
                                                      INVESTMENT PRODUCTS AND SERVICES
                                                      FUND ORGANIZATION--Underwriter

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares

        9.           Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 9

                SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS

       14.          Management of the Fund             TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Information

       23.          Financial Statements               FINANCIAL STATEMENTS




                            Cross Reference - Page 10

This combined prospectus sets forth concisely the information about Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund, each a non-diversified series of Scudder State Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

Shares of the Funds are not insured or guaranteed by the U.S. Government. Scudder New York Tax Free Money Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.


If you require more detailed information, a Statement of Additional Information for the Funds dated August 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into the Funds' prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


Because of its focus on New York tax-exempt investments, Scudder New York Tax Free Money Fund may have to concentrate a significant percentage of its assets in a single issuer. An investment in this Fund may be riskier than an investment in a money market fund that does not focus on investments from a single state.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 5.

NOT FDIC-                MAY LOSE VALUE
INSURED                  NO BANK GUARANTEE

SCUDDER        [LOGO]

Scudder New York
Tax Free Money Fund
-------------------

Scudder New York
Tax Free Fund


Prospectus
August 1, 1998


Two pure no-load(TM) (no sales charges) mutual fund series which seek to provide triple tax-free income, exempt from New York state and New York City personal income taxes and regular federal income tax.

Expense information

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund (the "Funds"). By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in either Fund for various transactions.

                                                                             Scudder New York       Scudder New York
                                                                           Tax Free Money Fund        Tax Free Fund
                                                                           -------------------        -------------
     Sales commissions to purchase shares (sales load)                            NONE                     NONE
     Commissions to reinvest dividends                                            NONE                     NONE
     Redemption fees                                                              NONE*                    NONE*
     Fees to exchange shares                                                      NONE                     NONE


 2) Annual Fund operating expenses: Expenses paid by either Fund before it distributes its net investment income, expressed as a percentage of its average daily net assets for the fiscal year ended March 31, 1998.

     Investment management fees (after waiver, if applicable)                     0.32%**                  0.63%
     12b-1 fees                                                                   NONE                     NONE
     Other expenses                                                               0.28%                    0.20%
                                                                                  -----                    -----
     Total Fund operating expenses (after waiver, if applicable)                  0.60%**                  0.83%
                                                                                  =====                    =====


Example

Based on the levels of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, the Funds have no redemption fees of any kind.)


     One year                                                                      $   6                    $   8
     Three years                                                                      19                       26
     Five years                                                                       33                       46
     Ten years                                                                        75                      103


See "Fund organization--Investment adviser" for further information about the investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and returns vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds, or by Write-A-Check for Scudder New York Tax Free Money Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until July 31, 1999, the Adviser has agreed to waive a portion of its fee for Scudder New York Tax Free Money Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.60% of average daily net assets. If the Adviser had not done so, Fund expenses would have been: investment management fee 0.50%, other expenses 0.28% and total operating expenses 0.78% for the fiscal year ended March 31, 1998.

Financial highlights


Scudder New York Tax Free Money Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                  Years Ended March 31,
                                     1998    1997    1996    1995     1994    1993    1992    1991     1990    1989
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning         -----------------------------------------------------------------------------------
   of period .....................  $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000
                                   -----------------------------------------------------------------------------------
Net investment income ............    .030    .028    .031    .025     .017    .022    .035    .046     .052    .047
Distributions from net
   investment income .............   (.030)  (.028)  (.031)  (.025)   (.017)  (.022)  (.035)  (.046)   (.052)  (.047)
Net asset value, end of            -----------------------------------------------------------------------------------
   period ........................  $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000
                                   -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............    3.06    2.85    3.18    2.57     1.75    2.22    3.55    4.69     5.33    4.78
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..................      93      60      58      55       47      40      36      40       36      41
Ratio of operating expenses, net
   to average daily net
   assets (%) ....................     .60     .60     .60     .60      .60     .60     .60     .60      .60     .53
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ..........     .78     .85     .86     .89      .97     .97    1.01    1.08     1.08     .98
Ratio of net investment income to
   average daily net assets (%) ..    3.00    2.81    3.13    2.56     1.73    2.19    3.46    4.57     5.21    4.76

(a) Total returns would have been lower had certain expenses not been reduced.



                                       3

Financial highlights


Scudder New York Tax Free Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                 Years Ended March 31,
                                  1998     1997    1996     1995     1994     1993    1992     1991     1990    1989
 ----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of
    period                       $10.63  $10.67   $10.38  $10.32   $11.40   $10.98   $10.73  $10.60   $10.53   $10.39
 Income from investment             .51     .53      .53     .52      .54      .61      .65     .67      .69      .72
    operations:

 Net investment income
 Net realized and unrealized        .66   (.03)      .29     .11    (.35)     1.03      .50     .13      .16      .14
    gain
    (loss) on investment
    transactions
 Total from investment
    operations                     1.17     .50      .82     .63      .19     1.64     1.15     .80      .85      .86
 Less distributions:
 From net investment income       (.51)   (.53)    (.53)   (.52)    (.54)    (.61)    (.65)   (.67)    (.69)    (.72)
 From paid-in capital                --      --       --      --       --       --       --      --    (.08)       --
 From net realized gains          (.02)   (.01)       --      --    (.67)    (.61)    (.25)      --    (.01)       --
 In excess of net realized gains     --      --       --   (.05)    (.06)       --       --      --       --       --
 Total distributions              (.53)   (.54)    (.53)   (.57)   (1.27)   (1.22)    (.90)   (.67)    (.78)    (.72)
 Net asset value, end of
    period                       $11.27  $10.63   $10.67  $10.38   $10.32   $11.40   $10.98  $10.73   $10.60   $10.53
 ----------------------------------------------------------------------------------------------------------------------
  Total Return (%)                 11.20    4.76     7.95    6.39     1.31    15.60    11.11    7.79     8.18     8.55
 Ratios and Supplemental Data
 Net assets, end of period          196     181      192     194      207      201      159     142      132      123
    ($ millions)
 Ratio of operating expenses to     .83     .83      .82     .82      .82      .82      .87     .91      .89      .89
    average daily net assets (%)
 Ratio of net investment           4.65    4.95     4.91    5.13     4.80     5.36     5.96    6.29     6.39     6.89
    income to average daily
    net assets (%)
 Portfolio turnover rate (%)       28.8    71.0     80.5    83.8    158.0    201.4    168.2   224.9    114.3    132.1

A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond D. Villani


The Funds

o active portfolio management by the Adviser's professional team of credit analysts and municipal bond market experts

o    dividends declared daily and paid monthly

Scudder New York Tax Free Money Fund

o capital stability and income exempt from New York state and New York City personal income taxes and regular federal income tax

o seeks to maintain a constant share price of $1.00 and investment in high quality, short-term municipal securities tax-exempt in New York

Scudder New York Tax Free Fund

o income exempt from New York state and New York City personal income taxes and regular federal income tax

o    primarily long-term investment-grade municipal securities tax-exempt in New
     York


Contents

Why invest in these Funds?                             6
Summary of important features                          7
Tax-exempt vs. taxable income                          7
Scudder New York Tax Free Money Fund                   8
Scudder New York Tax Free Fund                         9
Additional information about policies
   and investments                                    11
Distribution and performance information              15
Fund organization                                     17
Transaction information                               18
Shareholder benefits                                  22
Purchases                                             25
Exchanges and redemptions                             26
Trustees and Officers                                 28
Investment products and services                      29
How to contact Scudder                                30

Why invest in these Funds?

Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund (the "Funds") are each non-diversified series of Scudder State Tax Free Trust, and are designed for investors seeking double tax-free income (triple tax-free income for New York City taxpayers)--exempt from New York state and New York City personal income taxes and regular federal income tax. Because these Funds are intended for investors subject to New York and regular federal income taxes, they may not be appropriate for all investors and are not available in all states.

Tax-free income


As illustrated in the chart on the following page, depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from these Funds than from comparable investments that pay income subject to New York state and New York City personal income taxes and regular federal income tax. For example, if your federal marginal tax rate is 36%, your New York state marginal tax rate is 6.85% and your New York City marginal tax rate is 2.21%, your effective combined marginal tax rate is 41.80%. Thus, you would need to earn a taxable return of 5.10% to receive after-tax income equal to the 2.97% tax-free yield provided by Scudder New York Tax Free Money Fund for the seven-day period ended March 31, 1998, or earn a taxable return of 6.87% to receive after-tax income equal to the 4.00% tax-free yield provided by Scudder New York Tax Free Fund for the 30-day period ended March 31, 1998. In other words, it would be necessary to earn $1,718 from a taxable investment to equal $1,000 of tax-free income you receive from either Fund. The yield levels of tax-free and taxable investments change continuously. Before investing in either Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on either Fund, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.


Investment characteristics of each Fund

The Funds are income-oriented portfolios advised by Scudder Kemper Investments, Inc. (the "Adviser"). Each Fund seeks to provide income free from New York state and New York City personal income taxes and regular federal income tax. The two Funds, however, have different investment objectives and characteristics. The two Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of the two is most suitable for your needs.

Scudder New York Tax Free Money Fund's objectives include stability of capital and the maintenance of a $1.00 net asset value per share. Scudder New York Tax Free Fund ordinarily provides a higher, more stable income stream, but its net asset value per share will fluctuate with market changes. As a result of these different objectives, the average portfolio maturities of the Funds are different.

Scudder New York Tax Free Money Fund invests primarily in short-term municipal obligations (notes and bonds) with individual remaining maturities of 397 calendar days or less. The weighted average maturity of the portfolio is 90 days or less. Scudder New York Tax Free Fund has flexible investment policies regarding maturity but normally invests primarily in long-term municipal bonds.

The yield and the potential for price fluctuation are generally greater, the greater the maturity of the municipal security. Other factors affecting the yield and price variability include the absolute level of interest rates, the relationship among short-, medium- and long-term interest rates, the quality of each Fund's investments and each Fund's expenses.

Summary of important features

-----------------------------------------------------------------------------------------------------------------------
                 Investment objectives
                  and characteristics      Investments         Maturity             Quality             Dividends

Scudder         o  price stability       o  short-term   o  average maturity  o  100% of           o  declared daily
New York                                    New York        of 90 days or        investments          and paid monthly
Tax Free        o  income exempt from       municipal       less; no single      rated within top
Money Fund         New York state and       securities      investment           two quality       o  option to
                   New York City                            maturity longer      ratings or           receive in cash
                   personal income                          than 397             judged to be of      or reinvest in
                   taxes and regular                        calendar days        comparable           additional
                   federal income tax                                            quality              shares


Scudder         o  prices will           o  primarily    o  primarily         o  100% of           o  declared daily
New York           fluctuate with           long-term       long-term bonds      investments          and paid monthly
Tax Free Fund      changes in               New York                             rated within top
                   interest rates           municipal                            six quality       o  option to
                                            bonds                                ratings or           receive in cash
                o  income exempt from                                            judged to be of      or reinvest in
                   New York state and                                            comparable           additional
                   New York City                                                 quality              shares
                   personal income
                   taxes and regular
                   federal income tax

-----------------------------------------------------------------------------------------------------------------------

Tax-exempt vs. taxable income

-----------------------------------------------------------------------------------------------------------------------

Tax Free Yields and Corresponding Taxable Equivalents: The table below shows New
York City taxpayers what an investor would have to earn from a comparable taxable investment to equal Scudder New York Tax Free Fund and Scudder New York
Tax Free Money Fund's triple tax-free yield. Today many investors may find that regular federal income tax and New York City and New York state personal income tax rates make these Funds attractive alternatives to investments paying taxable income.


                                                                 TO EQUAL HYPOTHETICAL TAX-FREE YIELDS
                                               COMBINED          OF 5%, 7% AND 9%, A TAXABLE INVESTMENT
            1998 TAXABLE INCOME:              MARGINAL TAX                 WOULD HAVE TO EARN*:
       INDIVIDUAL          JOINT RETURN            RATE:                 5%                 7%               9%

     $40,001-61,400      $42,351-102,300         34.52%              7.64%              10.69%           13.75%
      61,401-128,100     102,301-155,950         37.25               7.97               11.16            14.34
     128,101-278,450     155,951-278,450         41.80               8.59               12.03            15.46
       OVER $278,450       OVER $278,450         45.07               9.10               12.74            16.39


Combined marginal tax rates are adjusted for the deductibility of state and City taxes. *These illustrations assume a marginal federal income tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Moreover, upper income taxpayers will also be subject to a tax table benefit recapture imposed by New York state that will have the effect of increasing their effective tax rate. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that either Fund's objectives will be met.

Scudder New York Tax Free Money Fund

Investment objectives and policies

Scudder New York Tax Free Money Fund seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York state and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio of high quality, short-term New York municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The weighted average effective maturity of the Fund's portfolio is 90 days or less.

Quality


All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality ratings of two or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's") (Aaa and Aa, MIG-1 and MIG-2, and P1 and P2), Standard & Poor's Corporation ("S&P") (AAA and AA, SP1+ and SP1, A1+ and A1 and A2) and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1+, F1 and F2). The Fund may invest its assets in these securities to the extent permitted by Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"). The Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax ("AMT bonds"). The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation. Where only one rating agency has rated a security (or its issuer), the Fund may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by a money market fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.


Investments

The Fund's portfolio consists primarily of obligations issued by municipalities located in New York state and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from regular federal income tax as well as New York state and New York City personal income taxes ("New York municipal securities"). These securities include general obligation and revenue bonds and notes of issuers located in New York and of other qualifying issuers. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source.

The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less.

Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in municipal bonds with remaining maturities of 397 calendar days or less.

Ordinarily, the Fund expects that 100% of its portfolio securities will be New York municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in short-term taxable securities. It is impossible to accurately predict how long such alternative strategies may be utilized.

Scudder New York Tax Free Money Fund is concentrated in securities issued by New York governments and related entities. Changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in securities issued by, or within, a single state.


The Fund may invest in stand-by commitments, third party puts, when-issued securities, illiquid securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. See "Additional information about policies and investments" for more information about certain of these investment techniques.


A portion of the Fund's income may be subject to federal, state and local income taxes.

Scudder New York Tax
Free Fund

Investment objective and policies

Scudder New York Tax Free Fund seeks to provide New York taxpayers with income exempt from New York state and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment- grade municipal securities.

The Adviser believes that investment results can be enhanced by active professional management. Professional management distinguishes the Fund from unit investment trusts, which cannot be actively managed.

Quality

Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.


During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 1.94% unrated.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Investments

The Fund's portfolio consists primarily of obligations issued by municipalities located in New York state and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from regular federal, as well as New York state and New York City personal income tax ("New York municipal securities"). The Fund may invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds and notes of issuers located in New York and of other qualifying issuers. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source.

Under normal market conditions, the Fund expects to invest principally in New York municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in New York municipal securities with short- and medium-term maturities as well.

The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain municipal securities subject to the alternative minimum tax such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon state and local tax laws.

Ordinarily, the Fund expects that 100% of its portfolio securities will be New York municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in short-term taxable securities. It is impossible to accurately predict how long such alternative strategies may be utilized.


The Fund may invest in stand-by commitments, third party puts, when-issued securities, illiquid securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.


A portion of the Fund's income may be subject to federal, state and local income taxes.

Additional information about policies and investments


Investment restrictions

The Funds have certain investment restrictions which are designed to reduce the Funds' investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees.

As a matter of fundamental policy, the Funds may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Funds may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

As a matter of fundamental policy, the Funds may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Funds have adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.


Investing in New York

Each Fund is more susceptible to factors adversely affecting issuers of New York municipal securities than are comparable municipal bond funds that do not focus on investments of New York issuers.

Each Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York municipal securities to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York municipal securities to meet their financial obligations.


Certain substantial issuers of New York municipal securities (including issuers whose obligations may be acquired by the Funds) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. Although several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. In recent years, the most recent actions of S&P and Moody's have been to place the debt obligations of New York State and New York City on Credit Watch with positive implications and to upgrade the debt obligations of New York City, respectively. Strong demand for New York municipal securities has also at times had the effect of permitting New York municipal securities to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal securities could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York municipal securities. Although, as of the date of this prospectus, no issuers of New York municipal securities are in default with respect to the payment of their municipal securities, the occurrence of any such default could adversely affect the market values and marketability of all New York municipal securities and, consequently, the net asset value of each Fund's portfolio.

For additional information about the New York economy and other considerations affecting each Fund's investments in New York municipal securities see the Funds' Statement of Additional Information dated August 1, 1998.


When-issued securities

Each Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, each Fund may enter into "stand-by commitments" permitting them to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

Each Fund may purchase long-term fixed-rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals (not exceeding 397 calendar days in the case of Scudder New York Tax Free Money Fund) to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit each Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

Scudder New York Tax Free Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Fund will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Fund a proportionate interest in the underlying obligation.

Indexed securities

Scudder New York Tax Free Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Illiquid securities

Each Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Strategic Transactions and derivatives

Scudder New York Tax Free Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing these investment strategies, Scudder New York Tax Free Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of Scudder New York Tax Free Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in a Fund. Please refer to "Risk factors--Strategic Transactions" for more information.


Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Funds may use from time to time.

Non-diversified investment company. As "non-diversified" investment companies, each Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company would. Investment in each Fund may involve greater risk than investment in a diversified fund.

Investing in New York. If either New York or any of its local governmental entities or public instrumentalities were to be unable to meet its financial obligations, the income derived by the Funds, their net asset value or liquidity and the ability to preserve or realize appreciation of each Fund's capital could be adversely affected. Although as of the date of this prospectus, no issuers of New York municipal securities are in default with respect to the payment of their municipal obligations, the occurrence of any such default could adversely affect the market values and marketability of all New York municipal securities and, consequently, the net asset value of each Fund's portfolio. See "Investing in New York" in the Funds' Statement of Additional Information for further details about the risks of investing in New York obligations.

Securities backed by guarantees. The Scudder New York Tax Free Money Fund invests in securities backed by guarantees from banks, insurance companies and other financial institutions. The Fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.


Lower-grade debt securities. While Scudder New York Tax Free Fund invests 75% of its assets in investment-grade securities, the Fund may invest a portion of its assets in securities rated below Baa by Moody's or BBB by S&P or Fitch. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Third party puts. In connection with third party puts, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding a long-term bond and, in the case of Scudder New York Tax Free Money Fund, the weighted average maturity of the Fund's portfolio would be adversely affected.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property. For more information please refer to the Funds' Statement of Additional Information.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Funds' Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Funds.


Distributions derived from interest on New York municipal securities are not subject to New York state or New York City personal income taxes or to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. For federal income tax purposes, a portion of each Fund's income may be taxable to shareholders as ordinary income. Long-term capital gain distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

The Funds expect to ordinarily provide income that is 100% free from New York state, New York City and regular federal income taxes. However, income from repurchase agreements and gains from certain Strategic Transactions are taxable.


Some of a Fund's interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of a Fund's net assets will normally be invested in New York municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of each year.

Performance information


From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of Scudder New York Tax Free Money Fund refers to income generated by an investment in the Fund over a specified seven-day period. The "SEC yield" of Scudder New York Tax Free Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the SEC, and therefore may not equate to the level of income paid to shareholders. The "effective yield" of Scudder New York Tax Free Money Fund is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. Each Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the combined federal and state after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of each Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in each Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund.

Performance will vary based upon, among other things, changes in market conditions and the level of each Fund's expenses.

Fund organization

Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund are series of Scudder State Tax Free Trust (the "Trust"), an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust in May 1983.


The Funds' activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.


The prospectuses of both Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission in the prospectus of the other Fund. The Trustees of the Trust have considered this and approved the use of a combined prospectus.

Investment adviser


Each Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Funds under Massachusetts law.

Pursuant to the terms of an agreement, Scudder and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder with Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

For the fiscal year ended March 31, 1998, the Adviser received monthly an investment management fee equal to 0.63% of Scudder New York Tax Free Fund's average daily net assets. The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee.

The fee payable under Scudder New York Tax Free Money Fund's Investment Management Agreement is equal to an annual rate of 0.50% of the Fund's average daily net assets. The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.60% of the average daily net assets of the Fund until July 31, 1999.

For the fiscal year ended March 31, 1998, the Adviser received monthly an investment management fee equal to 0.32% of Scudder New York Tax Free Money Fund's average daily net assets on an annual basis.

Each Fund's management fee is payable monthly, provided that a Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Like other mutual funds and financial and business organizations worldwide, the Funds could be adversely affected if computer systems on which the Funds rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies generally.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of each Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check," in the case of Scudder New York Tax Free Money Fund, prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:
        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Each Fund may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares of Scudder New York Tax Free Fund unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

By "Write-A-Check." You may redeem shares of Scudder New York Tax Free Money Fund by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share for Scudder New York Tax Free Money Fund as of twelve o'clock noon and as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on each day the Exchange is open for trading. For Scudder New York Tax Free Fund, Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, Scudder New York Tax Free Fund uses the current market value of the securities, and Scudder New York Tax Free Money Fund uses the amortized cost value.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent. For Scudder New York Tax Free Money Fund, purchases made by wire and received by the Fund's transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request for Scudder New York Tax Free Money Fund is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

For Scudder New York Tax Free Fund, those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales of shares of Scudder New York Tax Free Fund should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares of Scudder New York Tax Free Fund, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes (although no gain or loss will be realized in the case of a redemption or exchange of shares of Scudder New

York Tax Free Money Fund if it maintains a constant net asset value per share).

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of a Fund's shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

Scudder New York Tax Free Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.

Shareholder benefits

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund are each managed by a team of investment professionals who each play an important role in the Funds' management process. Team members work together to develop investment strategies and select securities for the Funds' portfolios. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists. We believe our team approach benefits the Funds' investors by bringing together many disciplines and leveraging the Adviser's extensive resources.

Scudder New York Tax Free Money Fund's Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for the Fund's day-to-day management in 1998. Mr. Rachwalski joined the Adviser in 1973 and he has 25 years of experience managing money market portfolios. Jerri I. Cohen, Portfolio Manager, joined the Fund's team in January 1998. Ms. Cohen, who has been with the Adviser since 1981, has 17 years of experience in the financial industry including five years in tax-exempt money fund investing.

Scudder New York Tax Free Fund's Lead Portfolio Manager, Jeremy L. Ragus, has had responsibility for the Fund's day-to-day operations since he joined the Adviser in 1990. Mr. Ragus has 17 years of experience in municipal investing. Christopher J. Mier, Portfolio Manager, joined the Fund's management team in 1998. Mr. Mier, who has been with the Adviser since 1986, has more than 20 years of experience in municipal investing and portfolio management.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM)-- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases


Opening             Minimum initial investment: $2,500; IRAs $1,000
an account
                    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.


Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."
                                                by regular mail to:           or         by express, registered,
                                                                                         or certified mail to:

                                                The Scudder Funds                        The Scudder Funds
                                                P.O. Box 2291                            66 Brooks Drive
                                                Boston, MA                               Braintree, MA  02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number. Then call
                                            1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
-----------------------------------------------------------------------------------------------------------------------

Purchasing          Minimum additional investment: $100; IRAs $50
additional shares
                    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the complete Fund name, to
Scudder Funds."                             the appropriate address listed above.

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.

                    o  In Person            Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                    o  By Telephone         Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o  By Automatic         You may arrange to make investments on a regular basis through automatic
                       Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163
                       ($50 minimum)        for more information and an enrollment form.


Exchanges and redemptions

Exchanging          Minimum investments:   $2,500 to establish a new account;
shares                                     $100 to exchange among existing accounts

                    o  By Telephone         To speak with a service representative, call 1-800-225-5163 from
                                            8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                            Information Line, call 1-800-343-2890 (24 hours a day).

                    o  By Mail              Print or type your instructions and include:
                       or Fax                -   the name of the Fund and the account number you are exchanging from;
                                             -   your name(s) and address as they appear on your account;
                                             -   the dollar amount or number of shares you wish to exchange;
                                             -   the name of the Fund you are exchanging into;
                                             -   your signature(s) as it appears on your account; and
                                             -   a daytime telephone number.

                                            Send your instructions

                                            by regular mail to:     or     by express, registered,       or   by fax to:
                                                                           or certified mail to:

                                            The Scudder Funds              The Scudder Funds                  1-800-821-6234
                                            P.O. Box 2291                  66 Brooks Drive
                                            Boston, MA 02107-2291          Braintree, MA  02184
-----------------------------------------------------------------------------------------------------------------------

Redeeming shares    o  By Telephone         To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m.
                                            eastern time or to access SAIL(TM), Scudder's Automated Information Line, call
                                            1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                    o  By "Write-           You may redeem shares of your Scudder New York Tax Free Money Fund by writing
                       A-Check"             checks against your account balance as often as you like for at least $100, but not more than $5,000,000.

                    o  By Mail              Send your instructions for redemption to the appropriate address or fax number
                       or Fax               above and include:
                                             - the name of the Fund and account number you are redeeming from;
                                             - your name(s) and address as they appear on your account;
                                             - the dollar amount or number of shares you wish to redeem;
                                             - your signature(s) as it appears on your account; and
                                             - a daytime telephone number.

                                            A signature guarantee is required for redemptions over $100,000.

                                            See Transaction information--Redeeming shares.

                    o  By Automatic         You may arrange to receive automatic cash  payments periodically. Call
                       Withdrawal           1-800-225-5163 for more information and an enrollment form.
                       Plan


Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o   Scudder No-Fee IRA
o   Scudder Roth No-Fee IRA
o   Keogh Plans
o   401(k) Plans
o   Profit Sharing and Money Purchase Pension Plans
o   403(b) Plans
o   SEP-IRA
o   Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers


Daniel Pierce*
  President and Trustee


Henry P. Becton, Jr.
  Trustee; President and General Manager, WGBH Educational Foundation

Dawn-Marie Driscoll
  Trustee; Executive Fellow, Center for Business Ethics;
  President, Driscoll Associates

Peter B. Freeman
  Trustee; Corporate Director and Trustee


George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates


Wesley W. Marple, Jr.
  Trustee; Professor of Business Administration,
  Northeastern University College of Business Administration


Kathryn L. Quirk*
  Trustee; Vice President and Assistant Secretary

Jean C. Tempel
    Trustee; Managing Partner, Technology Equity Partners


Donald C. Carleton*
  Vice President

Philip G. Condon*
  Vice President

Jerard K. Hartman*
  Vice President

Thomas W. Joseph*
  Vice President

Jeremy L. Ragus*
  Vice President

Rebecca Wilson*
  Vice President


Thomas F. McDonough*
  Vice President, Treasurer and Secretary

John R. Hebble*
  Assistant Treasurer

Caroline Pearson*
  Assistant Secretary

*Scudder Kemper Investments, Inc.

Investment products and services


The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

This combined prospectus sets forth concisely the information about Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund, each a non-diversified series of Scudder State Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information for the Funds dated August 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 6.

NOT FDIC-
INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Scudder Massachusetts
Limited Term Tax Free Fund
------------------------------
Scudder Massachusetts
Tax Free Fund


 Prospectus
 August 1, 1998



Two pure no-load(TM) (no sales charges) mutual funds which seek to provide double tax-free income, exempt from both Massachusetts state personal income and regular federal income tax.

  Expense information


Scudder Massachusetts Limited Term Tax Free Fund

How to compare a Scudder Family of Funds pure no-load(TM) fund This information is designed to help you understand the various costs and expenses of investing in Scudder Massachusetts Limited Term Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                  NONE
     Commissions to reinvest dividends                                  NONE
     Redemption fees                                                    NONE*
     Fees to exchange shares                                            NONE

 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1997.

     Investment management fee (after waiver)                         0.44%**
     12b-1 fees                                                       NONE
     Other expenses                                                   0.31%
                                                                      -------
     Total Fund operating expenses (after waiver)                     0.75%**
                                                                      =======

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

 1 Year               3 Years               5 Years                 10 Years
    $8                   $24                   $42                     $93

See "Fund organization-Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information-Redeeming shares."


** Until February 28, 1999, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.75% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, Fund expenses would have been: investment management fee 0.60%, other expenses 0.33% and total operating expenses 0.93% for the fiscal year ended October 31, 1997.

  Expense information


Scudder Massachusetts Tax Free Fund How to compare a Scudder Family of Funds pure no-load(TM) fund This information is designed to help you understand the various costs and expenses of investing in Scudder Massachusetts Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                  NONE
     Commissions to reinvest dividends                                  NONE
     Redemption fees                                                    NONE*
     Fees to exchange shares                                            NONE

 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1998.


     Investment management fee                                        0.60%
     12b-1 fees                                                       NONE
     Other expenses                                                   0.16%
                                                                      -----
     Total Fund operating expenses                                    0.76%
                                                                      ======


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


  1 Year            3 Years             5 Years              10 Years
  ------            -------             -------              --------
    $8                $24                 $42                  $94



See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

  Financial highlights


Scudder Massachusetts Limited Term Tax Free Fund

  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and financial statements are available in the Fund's Semiannual Report dated April 30, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                                   For the Period
                                                                                                                    February 15,
                                                                 Six Months                                             1994
                                                                    Ended                                          (commencement
                                                                  April 30,        Years Ended October 31,         of operations)
                                                                    1998                                           to October 31,
                                                                 (Unaudited)     1997        1996        1995           1994
-----------------------------------------------------------------------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Net asset value, beginning of period ........................      $12.10       $11.99      $12.02      $11.64        $12.00
Income from investment operations:                              -------------------------------------------------------------------
Net investment income .......................................         .25          .53         .50         .54           .36
Net realized and unrealized gain (loss) on investment
   transactions .............................................        (.04)         .11        (.03)        .38          (.36)
                                                                -------------------------------------------------------------------
Total from investment operations ............................         .21          .64         .47         .92           .00
                                                                -------------------------------------------------------------------
Less distributions from net investment income ...............        (.25)        (.53)       (.50)       (.54)         (.36)
                                                                -------------------------------------------------------------------
Net asset value, end of period ..............................      $12.06       $12.10      $11.99      $12.02        $11.64
                                                                -------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........................................        1.76**       5.44        3.98        8.08          0.00**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ......................          93           80          66          55            36
Ratio of operating expenses, net to average daily net
   assets (%) ...............................................         .75*         .75         .67         .24            --
Ratio of operating expenses before expense reductions,
   to average daily net assets (%) ..........................         .85*         .93         .90         .92          1.44*
Ratio of net investment income to average daily net
   assets (%) ...............................................        4.17*        4.40        4.16        4.56          4.45*
Portfolio turnover rate (%) .................................        13.2*         9.8        12.4        27.4          26.3*

(a) Total returns would have been lower had certain expenses not been reduced.
*   Annualized
**  Not annualized

  Financial highlights


Scudder Massachusetts Tax Free Fund

  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.




                                                      Years Ended March 31,
                                        1998       1997       1996      1995        1994

---------------------------------------------------------------------------------------------
Net asset value, beginning of         ---------------------------------------------------
   period .........................   $ 13.72    $ 13.70    $ 13.33    $ 13.16    $ 13.61
                                      ---------------------------------------------------
Income from investment operations:
Net investment income .............       .70        .70        .72        .74        .81
Net realized and unrealized gain
   (loss) on investment
   transactions ...................       .62        .02        .37        .18       (.33)
                                      ---------------------------------------------------
Total from investment operations ..      1.32        .72       1.09        .92        .48
                                      ---------------------------------------------------
Less distributions:
From net investment income ........      (.70)      (.70)      (.72)      (.74)      (.81)
From net realized gains on
   investment transactions ........        --         --         --         --       (.08)
In excess of net realized gains ...        --         --         --       (.01)      (.04)
                                      ---------------------------------------------------
Total distributions ...............      (.70)      (.70)      (.72)      (.75)      (.93)
                                      ---------------------------------------------------
Net asset value, end of               ---------------------------------------------------
   period .........................   $ 14.34    $ 13.72    $ 13.70    $ 13.33    $ 13.16
-----------------------------------------------------------------------------------------
Total Return (%) (b) ..............      9.82       5.39       8.28       7.37       3.37
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ...................       374        330        314        296        332
Ratio of operating expenses, net to
   average daily net assets (%) ...       .76        .76        .75        .47        .07
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ...........       .76        .76        .76        .77        .77
Ratio of net investment income to
   average daily  net assets (%) ..      4.97       5.12       5.23       5.73       5.80
Portfolio turnover rate (%) .......       8.4       11.5       20.9       10.2       17.0

                                                      Years Ended March 31,
                                        1993       1992       1991       1990       1989
---------------------------------------------------------------------------------------------
Net asset value, beginning of         ----------------------------------------------------
   period .........................   $ 12.81    $ 12.44    $ 12.25    $ 12.23     $ 12.28
                                      ----------------------------------------------------
Income from investment operations:
Net investment income .............       .84        .81        .83        .82         .81
Net realized and unrealized gain
   (loss) on investment
   transactions ...................       .96        .46        .19        .13         .22
                                      ----------------------------------------------------
Total from investment operations ..      1.80       1.27       1.02        .95        1.03
                                      ----------------------------------------------------
Less distributions:
From net investment income ........      (.84)      (.81)      (.83)      (.82)       (.88)
From net realized gains on
   investment transactions ........      (.16)      (.09)        --       (.11)(a)    (.20)
In excess of net realized gains ...        --         --         --         --          --
                                      ----------------------------------------------------
Total distributions ...............     (1.00)      (.90)      (.83)      (.93)      (1.08)
                                      ----------------------------------------------------
Net asset value, end of               ----------------------------------------------------
   period .........................   $ 13.61    $ 12.81    $ 12.44    $ 12.25     $ 12.23
------------------------------------------------------------------------------------------
Total Return (%) (b) ..............     14.59      10.46       8.60       7.89        9.50
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ...................       267        120         67         46          31
Ratio of operating expenses, net to
   average daily net assets (%) ...        --        .48        .60        .60         .51
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ...........       .83        .93       1.05       1.16        1.20
Ratio of net investment income to
   average daily  net assets (%) ..      6.36       6.38       6.72       6.60        7.23
Portfolio turnover rate (%) .......      29.6       23.2       27.1       45.5       110.5

(a) Includes $.01 per share distributions in excess of realized gains pursuant to Internal Revenue Code Section 4982.

(b) Total returns would have been lower had certain expenses not been reduced through March 31, 1996.

 A message from the President


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced invest- ment management organizations world- wide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/Edmond Villani

  The Funds

o seek to provide double tax-free income exempt from both Massachusetts personal and regular federal income tax

o active portfolio management by a professional team of credit analysts and municipal bond market experts

o    dividends declared daily and paid monthly

   Scudder Massachusetts Limited Term
   Tax Free Fund

o    average portfolio maturity limited to between one and five years

o    invests primarily in shorter-term, investment-grade municipal securities

o    free checkwriting

   Scudder Massachusetts Tax Free Fund

o    invests primarily in long-term investment-grade municipal securities

  Contents

Investment objectives and policies                     7
Summary of important features                          9
Tax-exempt vs. taxable income                          9
Why invest in these Funds?                            10
Additional information about policies
   and investments                                    11
Distribution and performance information              16
Fund organization                                     17
Transaction information                               18
Shareholder benefits                                  22
Purchases                                             25
Exchanges and redemptions                             26
Trustees and Officers                                 28
Investment products and services                      29
How to contact Scudder                                30

  Investment objectives and policies


Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund (the "Funds"), each a non-diversified series of Scudder State Tax Free Trust, are pure no load(TM) funds designed for Massachusetts residents seeking income exempt from both state and regular federal income tax. Because these Funds are intended for investors subject to Massachusetts state personal income tax, they may not be appropriate for all investors and are not available in all states.

The two Funds have different investment objectives and characteristics. Their two prospectuses are presented together so that you can understand their important differences and decide which Fund or combination of the two is most suitable for your investment needs.

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that either Fund's objective will be met.

Scudder Massachusetts Limited Term
Tax Free Fund

Scudder Massachusetts Limited Term Tax Free Fund seeks a higher and more stable level of income than normally provided by tax-free money market investments, yet more price stability than investments in intermediate- and long-term municipal bonds.

The Fund's objective is to provide as high a level of income exempt from Massachusetts state personal income and regular federal income tax as is consistent with a high degree of price stability. The dollar-weighted average effective maturity of the Fund's portfolio will range between one and five years. Within this limitation, Scudder Massachusetts Limited Term Tax Free Fund may not purchase individual securities with effective maturities greater than 10 years at the time of purchase or issuance, whichever is later.

Scudder Massachusetts Tax Free Fund

Scudder Massachusetts Tax Free Fund seeks a higher level of income than normally provided by tax-free money market or tax-free short-term investments. Typically, however, it will experience less price stability than Scudder Massachusetts Limited Term Tax Free Fund because the investments will be principally in municipal securities with long-term maturities (i.e., more than 10 years). Scudder Massachusetts Tax Free Fund has the flexibility, however, to invest in Massachusetts municipal securities with short- and medium-term maturities as well.

Quality standards of both Funds

Normally, at least 75% of the municipal securities purchased by each Fund will be investment-grade quality which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or if unrated, judged by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), to be of equivalent quality. This limit notwithstanding, Scudder Massachusetts Limited Term Tax Free Fund will, under normal conditions, invest at least 50% of its total assets in fixed-income securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. To the extent the Fund invests in higher-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower-grade investments. Securities in these three top rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

Each Fund may invest up to 25% of its total assets in fixed-income securities rated below investment-grade; that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Funds may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.


During the fiscal year ended October 31, 1997 for Scudder Massachusetts Limited Term Tax Free Fund, the average dollar weighted market value of the bonds in the Fund's portfolio rated lower than Baa by Moody's or BBB by S&P or Fitch, or their equivalent, was 0%. During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of Scudder Massachusetts Tax Free Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 3.65% unrated.


High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Funds' investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by either Fund, the Adviser will determine whether it is in the best interest of that Fund to retain or dispose of the security.

Investments of both Funds

It is a fundamental policy, which may not be changed without a vote of shareholders, that each Fund normally invests at least 80% of its net assets in municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from both Massachusetts personal income tax and regular federal income tax ("Massachusetts municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities.

Each Fund may invest in other municipal securities such as variable rate demand instruments, as well as municipal notes of issuers located in Massachusetts and other qualifying issuers, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

Under normal market conditions, each Fund expects 100% of its portfolio securities to consist of Massachusetts municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable

  Summary of important features


 ------------------------------------------------------------------------------------------------------------------------
                   Investment objectives      Investments         Maturity              Quality            Dividends
                    and characteristics
 Scudder         o  prices expected to      o  focus on      o  primarily        o  75% of             o  declared
 Massachusetts      fluctuate moderately       investment-      shorter-term        investments rated     daily and
 Limited Term       with changes in            grade            bonds, average      within top four       paid monthly
 Tax Free Fund      interest rates             Massachusetts    maturity            quality ratings,   o  option to
                 o  income exempt from         municipal        between one         including 50%         receive in
                    both Massachusetts         securities       and five years      within top three,     cash or
                    state personal income                                           or judged to be       reinvest in
                    tax and regular                                                 of comparable         additional
                    federal income tax                                              quality               shares

 Scudder         o  prices will fluctuate   o  focus on      o  primarily        o  75% of             o  declared
 Massachusetts      with changes in            investment-      long-term           investments rated     daily and
 Tax Free Fund      interest rates             grade            bonds,              within top four       paid monthly
                 o  income exempt from         Massachusetts    generally with      quality ratings    o  option to
                    both Massachusetts         municipal        maturities of       or judged to be       receive in
                    state personal income      securities       more than ten       of comparable         cash or
                    tax and regular                             years               quality               reinvest in
                    federal income tax                                                                    additional
                                                                                                          shares

 ------------------------------------------------------------------------------------------------------------------------



  Tax-exempt vs. taxable income


 Tax Free Yields and Corresponding Taxable Equivalents. The table below shows Massachusetts taxpayers what an investor would have to earn from a comparable taxable investment to equal Scudder Massachusetts Limited Term Tax Free Fund's or Scudder Massachusetts Tax Free Fund's double tax-free yield. Today many investors may find that federal tax and Massachusetts personal income tax rates make either Fund an attractive alternative to investments paying taxable income.

                                          COMBINED             TO EQUAL HYPOTHETICAL TAX-FREE YIELDS OF 5%, 7% AND 9%, A
                                                                       TAXABLE INVESTMENT WOULD HAVE TO EARN*:
     1998 TAXABLE INCOME:           MARGINAL TAX RATE:               5%                  7%                   9%

                        INDIVIDUAL

         $   25,351-61,400                 36.64%                 7.89%               11.05%              14.20%
            61,401-128,100                  39.28                  8.23                11.53               14.82
           128,101-278,450                  43.68                  8.88                12.43               15.98
              OVER 278,450                  46.85                  9.41                13.17               16.93

                      JOINT RETURN

         $  42,351-102,300                 36.64%                 7.89%               11.05%              14.20%
           102,301-155,950                  39.28                  8.23                11.53               14.82
           155,951-278,450                  43.68                  8.88                12.43               15.98
              OVER 278,450                  46.85                  9.41                13.17               16.93

* These illustrations assume a marginal federal income tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.
     and municipal securities makes it advisable, up to 20% of a Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments and, in the case of Scudder Massachusetts Tax Free Fund, repurchase agreements.

Each Fund may temporarily invest more than 20% of its net assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. It is impossible to accurately predict how long such alternative strategies may be utilized.


Each Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain AMT bonds, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

Each Fund may invest in third party puts, and when-issued or forward delivery securities, which may involve certain expenses and risks, including credit risks. The Funds may also enter into repurchase agreements and stand-by commitments which may involve certain expenses and risks, including credit risks. None of these securities and techniques is expected to comprise a major portion of the Funds' investments. In addition, each Fund may purchase indexed securities and illiquid securities, and may engage in strategic transactions. See "Additional information about policies and investments" for more information about certain of these investment techniques.


Each Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages each Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term.


  Why invest in these Funds?


The Funds are professionally managed portfolios consisting primarily of investment-grade municipal securities. The Adviser believes that investment results can be enhanced by active professional management. Professional management distinguishes the Funds from unit investment trusts, which cannot be actively managed.

Tax-free income


As illustrated by the chart on the preceding page, depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from these Funds than from comparable investments that pay income subject to both Massachusetts personal income tax and regular federal income tax. For example, if your regular federal marginal tax rate is 36% and your Massachusetts tax rate is 12%, your effective combined marginal tax rate is 43.68% when adjusted for the deductibility of state taxes. This means, for example, you would need to earn a taxable return of 7.88% to receive after-tax income equal to the 4.19% tax-free yield provided by Scudder Massachusetts Tax Free Fund for the 30-day period ended March 31, 1998, or earn a taxable return of 6.9% to receive after-tax income equal to the 3.9% tax-free yield provided by Scudder Massachusetts Limited Term Tax Free Fund for the 30-day period ended October 31, 1997. In other words, it would be necessary to earn $1,775 from a taxable investment to equal $1,000 of tax-free income you receive from either Fund. The yield levels of tax-free and taxable investments continually change. Before investing in a Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on the Funds, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.


Investment characteristics

Scudder Massachusetts Limited Term Tax Free Fund is managed for current income, liquidity and a relatively high degree of price stability. For the investor who can tolerate more price volatility, Scudder Massachusetts Limited Term Tax Free Fund can be used as an alternative to a tax-free money market fund. While a tax-free money fund is managed for total price stability, it generally offers lower and less stable yields than a short-term municipal bond fund. Further, Scudder Massachusetts Limited Term Tax Free Fund may appeal to investors concerned about market volatility or the possibility of rising interest rates, and so are willing to accept somewhat lower yields than normally provided by a longer-term bond fund in exchange for greater price stability. Some investors may view Scudder Massachusetts Limited Term Tax Free Fund as a tax-free alternative to a bank certificate of deposit ("CD"). While an investment in Scudder Massachusetts Limited Term Tax Free Fund is not federally insured and there is no guarantee of price stability, an investment in the Fund--unlike a CD--is not locked away for any period, may be redeemed at any time without incurring early withdrawal penalties and may provide a higher after-tax yield.

Investors may choose Scudder Massachusetts Tax Free Fund as an alternative or complement to tax-free money market or tax-free shorter-term investments. Although shareholders will be assuming the possibility of greater price fluctuation, they will typically be receiving a higher yield than normally provided by tax-free income funds with relatively short maturities. Investors in either Fund will also benefit from the convenience, cost-savings and professional management of a mutual fund free of sales commissions.

  Additional information about policies and investments


Investment restrictions

The Funds have certain investment restrictions which are designed to reduce the Funds' investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees.

As a matter of fundamental policy, the Funds may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Funds may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

As a matter of fundamental policy, the Funds may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Funds have adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.


Investing in Massachusetts

Each Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that does not focus on investments of Massachusetts issuers. In 1989, Massachusetts experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates in Massachusetts. All sectors of the economy experienced job losses, including high technology, construction and financial industries. In addition, the economy experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. After declining since 1989, however, total Massachusetts employment showed positive annual growth in 1993 and 1994. Employment in 1993 and 1994 increased in all sectors, except manufacturing which had experienced declines in each year since 1985. In 1995, total non-agricultural employment in Massachusetts grew at a rate of 2.4% with the most rapid growth coming in the construction sector and the services sector, which grew at rates of 4.7% and 4.9%, respectively. The unemployment rate for the Commonwealth for 1996 and 1997 was 4.1% and 4.0%, respectively, compared to the national rate of 5.2% for the same periods. In addition, in 1997 employment in manufacturing increased by almost 2%, the largest annual increase in manufacturing in over twelve years. Real income levels in Massachusetts declined between 1989 and 1991. Since 1994, however, real per capita income levels in Massachusetts continue to increase faster than the national average, showing growth rates of 6.2% and 6.0% in 1996 and 1997, respectively. Massachusetts had the third highest level of personal income in the United States in 1995. For additional information about the Massachusetts economy, see the Funds' Statement of Additional Information dated August 1, 1998.


When-issued securities

Each Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, Scudder Massachusetts Tax Free Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, Scudder Massachusetts Tax Free Fund may enter into "stand-by commitments" permitting it to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

Each Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Funds at specified intervals to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally.

These instruments also permit the Funds to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

Each Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Funds will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Funds a proportionate interest in the underlying obligation.

Indexed securities

Each Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Illiquid securities

The Funds may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Funds may not be able to dispose of them at an advantageous time or price.

Strategic Transactions and derivatives

Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of each Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit (except to the extent that 80% of each Fund's net assets are required to be invested in tax-exempt Massachusetts municipal securities, and as limited by each Fund's other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of each Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic

Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in each Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Funds may use from time to time.


Non-diversified investment company. As "non-diversified" investment companies, each Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company. Investment in either Fund may involve greater risk than investment in a diversified fund.


Investing in Massachusetts. If either Massachusetts or any of its local governmental entities or public instrumentalities were to be unable to meet its financial obligations, the income derived by the Funds, their net asset value or liquidity and the ability to preserve or realize appreciation of the Funds' capital could be adversely affected.

The persistence of serious financial difficulties could adversely affect the market value and marketability of, or result in default in payment on, outstanding municipal securities. Beginning in fiscal 1987 through fiscal 1991, the Commonwealth experienced operating deficits and lower than anticipated tax revenues resulting in an extended period of serious financial difficulties. The Commonwealth ended both fiscal 1993 and fiscal 1994 with surpluses of $13.1 million and $26.8 million, respectively, and positive aggregate ending fund balances in budgeted operating funds of $562.5 million and approximately $589.3 million, respectively. The Commonwealth ended fiscal 1995 and 1996 with operating gains of $137 million and $446.4 million, respectively, and ending fund balances of $726 million and $1.173 billion, respectively. The Commonwealth ended fiscal year 1997 with an ending fund balance of $1.39 billion. The fiscal year 1998 budget calls for approximately $18.7 billion in expenditures; the aggregate ending fund balance is projected to be $1.2 billion.

As of the date of this prospectus, the Commonwealth's general obligation bonds are rated AA- by S&P and A1 by Moody's. From time to time, the rating agencies may change their ratings in response to budgetary matters or other economic indicators. Massachusetts local governmental entities are subject to certain limitations on their taxing power that could affect their ability or the ability of the Commonwealth to meet their respective financial obligations. See "Investing in Massachusetts" in the Funds' Statement of Additional Information for further details about the risks of investing in Massachusetts.

Lower-grade debt securities. While each Fund invests 75% of its assets in investment-grade securities, each may invest a portion of its assets in lower-grade securities rated below Baa by Moody's or below BBB by S&P or Fitch. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and a Fund may have difficulty disposing of these securities at the time it wishes to. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Third party puts. In connection with a third party put, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Funds will be that of holding a long-term bond.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Funds. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, a Fund will bear the market risk of the reference instrument.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell.

The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that each Fund may use and some of their risks are described more fully in the Funds' Statement of Additional Information.

  Distribution and performance information


Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Funds.

Distributions derived from interest on Massachusetts municipal securities are not subject to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. For federal income tax purposes, a portion of the Funds' income may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), for federal income tax purposes, regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Under Massachusetts law, dividends paid by the Funds are exempt from Massachusetts personal income tax for individuals who reside in Massachusetts to the extent such dividends are exempt from regular federal income tax and are identified by the Funds as derived from interest payments on Massachusetts municipal securities and certain other qualifying securities (including Puerto Rico, the U.S. Virgin Islands and Guam). Long-term capital gains distributions are taxable as long-term capital gains, except such distributions which the Funds identify as derived from the sale of certain Massachusetts obligations which are exempt from Massachusetts personal income tax. These obligations, which are few in number, are those issued pursuant to legislation which specifically exempts gain on their sale from Massachusetts income taxation.

The Funds expect to ordinarily provide income that is 100% free from Massachusetts personal income tax and regular federal income tax. However, gains from certain Strategic Transactions are taxable.

Some of the Funds' interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the federal alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of each Fund's net assets will normally be invested in Massachusetts municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax.

Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

Each Fund sends detailed tax information to shareholders about the amount and type of their distributions by January 31 of the following year.

Performance information


From time to time, quotations of each Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of a Fund is an annualized expression of the net income generated by a Fund over a specified 30-day (one month) period, as a percentage of a Fund's share price on the last day of that period. This yield is calculated according to methods required by the SEC, and therefore may not equate to the level of income paid to shareholders. A Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of a Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years, ten years and/or the life of the Fund as of a stated ending date. (If a Fund has not been in operation for at least ten years, the life of the Fund is used where applicable.) "Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund.


Performance will vary based upon, among other things, changes in market conditions and the level of each Fund's expenses.


  Fund organization



Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund are series of Scudder State Tax Free Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in May 1983.


The Funds' activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of both Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission in the prospectus of the other Fund. The Trustees of the Trust have considered this and approved the use of a combined prospectus.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


The Adviser receives monthly an investment management fee for its services equal to 0.60% of each Fund's average daily net assets on an annual basis. Each Fund's fee is payable monthly, provided that a Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid.


Until February 28, 1999, the Adviser has agreed to maintain the total annualized expenses for Scudder Massachusetts Limited Term Tax Free Fund at 0.75% of average daily net assets. Accordingly, for the fiscal year ended October 31, 1997, the Adviser received an investment management fee of 0.44% of the Fund's average daily net assets on an annualized basis.


All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.


Like other mutual funds and financial and business organizations worldwide, the Funds could be adversely affected if computer systems on which the Funds rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Funds' business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies generally.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of each Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.


  Transaction information


Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, a Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check," in the case of Scudder Massachusetts Limited Term Tax Free Fund, prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:
        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Each Fund may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By "Write-A-Check." You may redeem shares of Scudder Massachusetts Limited Term Tax Free Fund by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (Each Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.
For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines the net asset value per share for each Fund as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Funds and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.


  Shareholder benefits


Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund are each managed by a team of investment professionals who each play an important role in the Funds' management process. Team members work together to develop investment strategies and select securities for the Funds' portfolios. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.


Philip G. Condon, Lead Portfolio Manager of each Fund, joined Scudder in 1983 and has 17 years of experience in municipal investing and portfolio management.

Mr. Condon has had responsibility for Scudder Massachusetts Limited Term Tax Free Fund since its inception in 1994 and since 1989 for Scudder Massachusetts Tax Free Fund. Kathleen A. Meany, Portfolio Manager of each Fund, has worked on Scudder Massachusetts Limited Term Tax Free Fund since it was introduced and since 1988 for Scudder Massachusetts Tax Free Fund. Ms. Meany joined Scudder in 1988 and has 20 years of municipal investment and portfolio management experience.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal CounselSM -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Purchases

 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                          by regular mail                 or  by express, registered,
                                                 to:                                      or certified mail to:

                                                 The Scudder Funds                        The Scudder Funds
                                                 P.O. Box 2291                            66 Brooks Drive
                                                 Boston, MA                               Braintree, MA  02184
                                                 02107-2291

                     o  By  Wire             Please  see   Transaction information--Purchasing shares-- By
                                             wire for details, including the ABA wire  transfer  number.  Then  call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------

 Purchasing
 additional shares   Minimum additional investment: $100; IRAs $50
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o By Mail          Send a check with a Scudder  investment  slip,  or with a letter of
 payable to "The                        instruction  including  your account  number and the complete Fund name, to
 Scudder Funds."                        the appropriate address listed above.

                     o By  Wire         Please  see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                     o In Person        Visit one of our Investor Centers   to  make  an   additional investment  in  your
                                        Scudder  fund account.  Investor Center locations  are   listed   under    Shareholder
                                        benefits.

                     o By Telephone     Please see Transaction information--Purchasing shares-- By QuickBuy or By telephone order for more details.

                     o  By Automatic    You may arrange to make  investments  on a  regular  basis   through   automatic
                        Investment Plan deductions from your bank checking account.  Please call 1-800-225-5163
                       ($50 minimum)    for more information and an enrollment form.



                                       25



  Exchanges and redemptions


 Exchanging shares
                   Minimum investments:         $2,500 to establish a new account;
                                                $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             The Scudder Funds              1-800-821-6234
                                      P.O. Box 2291                 66 Brooks Drive
                                      Boston, MA 02107-2291         Braintree, MA  02184

 Redeeming shares  o By Telephone     To speak  with a  service  representative,  call  1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern   time  or  to  access   SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890  (24 hours a day).  You may  have  redemption  proceeds  sent  to  your predesignated bank account,  or redemption  proceeds  of up to  $100,000  sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                      - the  name  of  the  Fund  and  account  number you are  redeeming  from;
                                      - your name(s)  and  address as they  appear on your  account;
                                      - the  dollar  amount or number of shares you wish to  redeem;
                                      - your  signature(s) as it appears on your account;   and
                                      - a  daytime  telephone number.

                                      A  signature  guarantee  is  required  for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By  Automatic    You may  arrange to receive  automatic  cash  payments periodically.  Call
                     Withdrawal Plan  1-800-225-5163 for more information and an enrollment form.


  Scudder tax-advantaged retirement plans


Scudder Kemper offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

   Scudder No-Fee IRA
   Scudder Roth No-Fee IRA
   Keogh Plans
   401(k) Plans
   Profit Sharing and Money Purchase Pension Plans
   403(b) Plans
   SEP-IRA
   Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.


The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

  Trustees and Officers


Daniel Pierce*
    President and Trustee
Henry P. Becton, Jr.
    Trustee; President and General Manager,
    WGBH Educational Foundation
Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics; President, Driscoll Associates
Peter B. Freeman
    Trustee; Corporate Director and Trustee
George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates
Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University College of Business Administration
Kathryn L. Quirk*
    Trustee, Vice President and Assistant Secretary
Jean C. Tempel
    Trustee; Managing Partner,
    Technology Equity Partners
Donald C. Carleton*
    Vice President
Philip G. Condon*
    Vice President
Jerard K. Hartman*
    Vice President
Thomas W. Joseph*
    Vice President
Jeremy L. Ragus*
    Vice President
Rebecca Wilson*
    Vice President
Thomas F. McDonough*
    Treasurer, Vice President and Secretary
John R. Hebble*
    Assistant Treasurer
Caroline Pearson*
    Assistant Secretary


*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

This prospectus sets forth concisely the information about Scudder Ohio Tax Free Fund, a non-diversified series of Scudder State Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated August 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 4.
NOT FDIC-
INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Scudder
Ohio
Tax Free Fund



Prospectus
August 1, 1998





A pure no-load(TM) (no sales charges) mutual fund series which seeks to provide double tax-free income, exempt from both Ohio personal income tax and regular federal income tax.

  Expense information

How to compare a Scudder Family of Funds pure no-load(TM) fund This information is designed to help you understand the various costs and expenses of investing in Scudder Ohio Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.


     Sales commissions to purchase shares (sales load)                NONE
     Commissions to reinvest dividends                                NONE
     Redemption fees                                                  NONE*
     Fees to exchange shares                                          NONE

 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1998.


     Investment management fee (after waiver)                         0.26%**
     12b-1 fees                                                       NONE
     Other expenses                                                   0.26%
                                                                      --------
     Total Fund operating expenses (after waiver)                     0.52%**
                                                                      ========
 Example
 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


  1 Year            3 Years            5 Years                10 Years
  ------            -------            -------                --------
    $5                $17                $29                    $65

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until January 31, 1999, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.60% of average daily net assets. If the Adviser had not done so, Fund expenses would have been: investment management fee 0.60%, other expenses 0.26% and total operating expenses 0.86% for the fiscal year ended March 31, 1998.

  Financial highlights


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                    Years Ended March 31,
                                        1998      1997      1996      1995      1994      1993     1992     1991     1990     1989
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of         ---------------------------------------------------------------------------------------------
   period ..........................   $12.94    $12.95    $12.77    $12.68    $13.13    $12.47   $12.14   $11.97   $11.94   $11.65
Income from investment operations:    ---------------------------------------------------------------------------------------------
Net investment income ..............      .68       .68       .69       .70       .70       .72      .75      .78      .82      .79
Net realized and unrealized gain
   (loss) on investment transactions      .60       .03       .30       .13      (.35)      .85      .36      .23      .10      .36
                                      ---------------------------------------------------------------------------------------------
Total from investment operations ...     1.28       .71       .99       .83       .35      1.57     1.11     1.01      .92     1.15
                                      ---------------------------------------------------------------------------------------------
Less distributions from:
Net investment income ..............     (.68)     (.68)     (.69)     (.70)     (.70)     (.72)    (.75)    (.78)    (.82)    (.84)
Net realized gains on investment
   transactions ....................     (.03)     (.04)     (.12)       --      (.08)     (.19)    (.03)    (.06)    (.07)    (.02)
In excess of net realized gains ....       --        --        --      (.04)     (.02)       --       --       --       --       --
                                      ---------------------------------------------------------------------------------------------
Total distributions ................     (.71)     (.72)     (.81)     (.74)     (.80)     (.91)    (.78)    (.84)    (.89)    (.86)
                                      ---------------------------------------------------------------------------------------------
Net asset value, end of               ---------------------------------------------------------------------------------------------
   period ..........................   $13.51    $12.94    $12.95    $12.77    $12.68    $13.13   $12.47   $12.14   $11.97   $11.94
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...............    10.08      5.58      7.85      6.82      2.48     13.04     9.33     8.75     7.80    10.83
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ....................       94        84        84        78        80        69       51       37       25       12
Ratio of operating expenses, net to
   average daily net assets (%) ....      .52       .50       .50       .50       .50       .50      .50      .50      .50      .50
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ............      .86       .88       .89       .91       .90       .95     1.03     1.21     1.62     2.14
Ratio of net investment income to
   average daily net assets (%) ....     5.09      5.23      5.30      5.59      5.23      5.61     6.05     6.50     6.74     7.13
Portfolio turnover rate (%) ........      4.9       9.7      19.6      19.9      12.2      34.7     13.2     22.6     15.9     35.7

(a) Total returns would have been lower had certain expenses not been reduced.

  A message from Scudder's chairman


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond Villani


  Scudder Ohio Tax Free Fund


Investment objective

o    income exempt from Ohio personal income tax and regular federal income tax

Investment characteristics

o primarily long-term investment-grade municipal securities tax-exempt in Ohio

o    active professional management

o    dividends declared daily and paid monthly


  Contents


Investment objective and policies                      5
Tax-exempt vs. taxable income                          6
Why invest in the Fund?                                7
Additional information about policies
   and investments                                     8
Distribution and performance information              12
Fund organization                                     14
Transaction information                               15
Shareholder benefits                                  19
Purchases                                             21
Exchanges and redemptions                             22
Trustees and Officers                                 24
Investment products and services                      25
How to contact Scudder                                26

  Investment objective and policies


Scudder Ohio Tax Free Fund (the "Fund"), a non-diversified series of Scudder State Tax Free Trust, seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes that investment results can be enhanced by active professional management. Professional management distinguishes the Fund from unit investment trusts, which cannot be actively managed.


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a shareholder vote. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Quality

Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's Corporation ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 1.22% BB-.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Investments

The Fund invests in municipal securities of issuers located in Ohio and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond

  Tax-exempt vs. taxable income


 Tax Free Yields and Corresponding Taxable Equivalents. The table below shows Ohio taxpayers what an investor would have to earn from a comparable taxable investment to equal Scudder Ohio Tax Free Fund's double tax-free yield. Today many investors may find that federal tax and Ohio personal income tax rates make Scudder Ohio Tax Free Fund an attractive alternative to investments paying taxable income.


                                      COMBINED        TO EQUAL HYPOTHETICAL TAX-FREE YIELDS OF 3%, 4%, 5% AND 6%, A
                                      MARGINAL                   TAXABLE INVESTMENT WOULD HAVE TO EARN*:
                                      TAX RATE:
      1998 TAXABLE INCOME:                                    3%              4%              5%              6%

                       INDIVIDUAL
         $   20,000-25,350               18.64%             3.69%           4.92%           6.15%           7.37%
             25,351-40,000                31.08              4.35            5.80            7.25            8.71
             40,001-61,400                31.59              4.39            5.85            7.31            8.77
             61,401-80,000                34.45              4.58            6.10            7.63            9.15
            80,001-100,000                34.94              4.61            6.15            7.68            9.22
           100,001-128,100                35.57              4.66            6.21            7.76            9.31
           128,101-200,000                40.24              5.02            6.69            8.37           10.04
           200,001-278,450                40.61              5.05            6.73            8.42           10.10
             OVER $278,450                43.95              5.35            7.14            8.92           10.70

                     JOINT RETURN
         $   40,001-42,350               19.24%             3.71%           4.95%           6.19%           7.43%
             42,351-80,000                31.59              4.39            5.85            7.31            8.77
            80,001-100,000                32.11              4.42            5.89            7.36            8.84
           100,001-102,300                32.77              4.46            5.95            7.44            8.92
           102,301-155,950                35.57              4.66            6.21            7.76            9.31
           155,951-200,000                40.24              5.02            6.69            8.37           10.04
           200,001-278,450                40.61              5.05            6.73            8.42           10.10
             OVER $278,450                43.95              5.35            7.14            8.92           10.70



 * These illustrations assume a marginal federal income tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.

counsel, rendered on the date of issuance, that interest on these obligations is exempt from both Ohio personal income tax and regular federal income tax ("Ohio municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities. The Fund may invest in other municipal securities such as variable rate demand instruments. The Fund may also invest in municipal notes of issuers located in Ohio and other qualifying issuers. They are generally used to provide capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes and bond anticipation notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

Under normal market conditions, the Fund expects to invest principally in Ohio municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in Ohio municipal securities with short- and medium-term maturities as well.


The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain AMT bonds such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.


Ordinarily, the Fund expects that 100% of its portfolio securities will be Ohio municipal securities. The Fund may also hold cash or invest its assets in taxable securities.

The Fund may invest in stand-by commitments, illiquid securities, third party puts, when-issued or forward delivery securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may engage in strategic transactions for hedging purposes and to seek gain. See "Additional information about policies and investments" for more information about these investment techniques.

A portion of the Fund's income may be subject to federal, state and local income taxes.


  Why invest in the Fund?


The Fund is designed for investors seeking double tax-free income--exempt both from Ohio personal income tax and regular federal income tax. Because the Fund is intended for investors subject to Ohio personal income tax and regular federal income tax, it may not be appropriate for all investors and is not available in all states.


As illustrated by the chart on the preceding page, depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from the Fund than from comparable investments that pay income subject to both Ohio state personal income tax and regular federal income tax. For example, if your regular federal marginal tax rate is 36% and your Ohio tax rate is 6.9%, your effective combined marginal tax rate is 40.24% when adjusted for the deductibility of state taxes. Thus, you would need to earn a taxable return of 7.03% to receive after-tax income equal to the 4.19% tax-free yield provided by

Scudder Ohio Tax Free Fund for the 30-day period ended March 31, 1998. In other words, it would be necessary to earn $1,678 from a taxable investment to equal $1,000 of tax-free income you receive from the Fund. The yield levels of tax-free and taxable investments continually change. Before investing in the Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on the Fund, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.


  Additional information about policies and investments



Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.


Investing in Ohio


The Fund is more susceptible to factors adversely affecting issuers of Ohio municipal securities than is a comparable municipal bond fund that does not focus on such issuers. Ohio encountered, successfully dealt with, and abated some financial difficulties in prior years and may, as may any state, face some long-term problems in certain regions of the State and in certain sectors of its economy, which continues to rely in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. For additional information about the Ohio economy, see the Fund's Statement of Additional Information dated August 1, 1998.


When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, the Fund may enter into "stand-by commitments" permitting it to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

The Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Fund will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Fund a proportionate interest in the underlying obligation.

Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Illiquid securities


The Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.


Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Non-diversified investment company. As a "non-diversified" investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company. Investment in the Fund may involve greater risk than investment in a diversified fund.


Investing in Ohio. If either Ohio or any of its local governmental entities were to be unable to meet its financial obligations, the income derived by the Fund, its net asset value or liquidity and the ability to preserve or realize appreciation of the Fund's capital could be adversely affected.


Since the Fund will invest primarily in securities of Ohio issuers, political and economic factors affecting Ohio could affect the creditworthiness and the value of the securities in its portfolio. The Ohio economy, while diversifying more into the service and other non-manufacturing areas, continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness. In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last seven years the State rates were below the national rates (4.6% versus 4.9% in 1997). The unemployment rate and its effects vary among geographic areas of the State. Future national, regional or statewide economic difficulties, and the resulting impact on State or local government finances generally, could adversely affect the market value of Ohio municipal securities held in the portfolio of the Fund or the ability of particular obligors to make timely payments of debt service on those obligations. See "Investing in Ohio" in the Fund's Statement of Additional Information for further details about the risks of investing in Ohio obligations.

Lower-grade debt securities. While the Fund invests 75% of its assets in investment-grade securities, the Fund may invest in securities rated below Baa by Moody's or BBB by S&P or Fitch. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities before being able to sell the securities.

Third party puts. In connection with a third party put, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Fund will be that of holding a long-term bond.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, or, in Ohio, not be renewed, with the possibility of default on the lease obligation and significant loss to the Fund. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property. For more information please refer to the Fund's Statement of Additional Information.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time- consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Distribution and performance information


Dividends and capital gains distributions

The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund.


Distributions derived from interest on Ohio municipal securities are not subject to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. For federal income tax purposes, a portion of the Fund's income may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes. Under Ohio law, provided that at all times the Fund qualifies as a regulated investment company for federal income tax purposes and at least 50% of the value of the total assets of the Fund consists of obligations issued by or on behalf of the State of Ohio, political subdivisions thereof and agencies and instrumentalities of the State or its political subdivisions ("Ohio Obligations") or similar obligations of other states or their subdivisions, (i) individuals otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Fund to the extent such dividends are properly attributable to interest payments on Ohio Obligations; and (ii) dividends paid by the Fund will be excluded from the net income base for purposes of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest payments on Ohio Obligations. However, the Fund's shares will be included in the net worth base for purposes of the Ohio corporation franchise tax.


The Fund expects to ordinarily provide income that is 100% free from Ohio personal income tax and regular federal income tax. However, income from repurchase agreements and gains from certain Strategic Transactions are taxable. Some of the Fund's interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of the Fund's net assets will normally be invested in Ohio municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the SEC, and therefore may not equate to the level of income paid to shareholders. The Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


  Fund organization


Scudder Ohio Tax Free Fund is a non-diversified series of Scudder State Tax Free Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in May 1983.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Adviser receives monthly an investment management fee for its services, which fee equals approximately 0.60% of the Fund's average daily net assets on an annual basis. The Fund's fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.60% of the average daily net assets of the Fund until January 31, 1999. For the fiscal year ended March 31, 1998, the Adviser received an investment management fee of 0.26% of the Fund's average daily net assets on an annual basis.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.


Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


  Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family Of Funds, unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares.

The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.
For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.

  Shareholder benefits


Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing


Scudder Ohio Tax Free Fund is managed by a team of investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

Lead Portfolio Manager Christopher J. Mier assumed responsibilities for the Fund's day-to-day management and investment strategies in January 1998. Mr. Mier, who joined the Adviser in 1986, has more than 20 years of experience in municipal investing and portfolio management. Rebecca L. Wilson, Portfolio Manager, became a member of the team in 1998. Ms. Wilson, who joined the Adviser in 1986, has 12 years of experience in municipal investing and research.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal CounselSM -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

 Purchases

 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                          by regular mail                 or  by express, registered,
                                                 to:                                      or certified mail to:

                                                 The Scudder Funds                        The Scudder Funds
                                                 P.O. Box 2291                            66 Brooks Drive
                                                 Boston, MA                               Braintree, MA  02184
                                                 02107-2291

                     o  By  Wire             Please  see   Transaction information--Purchasing shares-- By
                                             wire for details, including the ABA wire  transfer  number.  Then  call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------

 Purchasing
 additional shares   Minimum additional investment: $100; IRAs $50
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o By Mail          Send a check with a Scudder  investment  slip,  or with a letter of
 payable to "The                        instruction  including  your account  number and the complete Fund name, to
 Scudder Funds."                        the appropriate address listed above.

                     o By  Wire         Please  see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                     o In Person        Visit one of our Investor Centers   to  make  an   additional investment  in  your
                                        Scudder  fund account.  Investor Center locations  are   listed   under    Shareholder
                                        benefits.

                     o By Telephone     Please see Transaction information--Purchasing shares-- By QuickBuy or By telephone order for more details.

                     o  By Automatic    You may arrange to make  investments  on a  regular  basis   through   automatic
                        Investment Plan deductions from your bank checking account.  Please call 1-800-225-5163
                       ($50 minimum)    for more information and an enrollment form.


                                       21



  Exchanges and redemptions


 Exchanging shares
                   Minimum investments:         $2,500 to establish a new account;
                                                $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             The Scudder Funds              1-800-821-6234
                                      P.O. Box 2291                 66 Brooks Drive
                                      Boston, MA 02107-2291         Braintree, MA  02184

 Redeeming shares  o By Telephone     To speak  with a  service  representative,  call  1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern   time  or  to  access   SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890  (24 hours a day).  You may  have  redemption  proceeds  sent  to  your predesignated bank account,  or redemption  proceeds  of up to  $100,000  sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                      - the  name  of  the  Fund  and  account  number you are  redeeming  from;
                                      - your name(s)  and  address as they  appear on your  account;
                                      - the  dollar  amount or number of shares you wish to  redeem;
                                      - your  signature(s) as it appears on your account;   and
                                      - a  daytime  telephone number.

                                      A  signature  guarantee  is  required  for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By  Automatic    You may  arrange to receive  automatic  cash  payments periodically.  Call
                     Withdrawal Plan  1-800-225-5163 for more information and an enrollment form.


  Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o   Scudder No-Fee IRA
o   Scudder Roth No-Fee IRA
o   Keogh Plans
o   401(k) Plans
o   Profit Sharing and Money Purchase Pension Plans
o   403(b) Plans
o   SEP-IRA
o   Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

  Trustees and Officers


Daniel Pierce*
  President and Trustee


Henry P. Becton, Jr.
  Trustee; President and General Manager, WGBH Educational Foundation



Dawn-Marie Driscoll
  Trustee; Executive Fellow, Center for Business Ethics; President, Driscoll Associates

Peter B. Freeman
  Trustee; Corporate Director and Trustee


George M. Lovejoy, Jr.
  Trustee; President and Director, Fifty Associates


Wesley W. Marple, Jr.
  Trustee; Professor of Business Administration, Northeastern University College of Business Administration


Kathryn L. Quirk*
  Trustee, Vice President and Assistant Secretary


Jean C. Tempel
    Trustee; General Partner, TL Ventures

Donald C. Carleton*
  Vice President

Philip G. Condon*
  Vice President

Jerard K. Hartman*
  Vice President

Thomas W. Joseph*
  Vice President

Jeremy L. Ragus*
  Vice President

Rebecca Wilson*
  Vice President


Thomas F. McDonough*
  Vice President, Treasurer and Secretary

John R. Hebble*
  Assistant Treasurer

Caroline Pearson*
  Assistant Secretary

*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

This prospectus sets forth concisely the information about Scudder Pennsylvania Tax Free Fund, a non-diversified series of Scudder State Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated August 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 4.

NOT FDIC-
INSURED

MAY LOSE VALUE
NO BANK GUARANTEE

SCUDDER [LOGO]

Scudder
Pennsylvania
Tax Free Fund



Prospectus
August 1, 1998


A pure no-load(TM) (no sales charges) mutual fund series which seeks to provide double tax-free income, exempt from both Pennsylvania personal income tax and regular federal income tax.

  Expense information


 How to compare a Scudder Family of Funds pure no-load(TM) fund
 This information is designed to help you understand the various costs and expenses of investing in Scudder Pennsylvania Tax Free Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)             NONE
     Commissions to reinvest dividends                             NONE
     Redemption fees                                               NONE*
     Fees to exchange shares                                       NONE



 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1998.

     Investment management fee (after waiver)                    0.21%**
     12b-1 fees                                                  NONE
     Other expenses                                              0.31%
                                                                 -------
     Total Fund operating expenses (after waiver)                0.52%**
                                                                 =======


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


 1 Year           3 Years          5 Years             10 Years
 ------           -------          -------             --------
   $5               $17              $29                 $65

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until January 31, 1999, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.60% of average daily net assets. If the Adviser had not done so, Fund expenses would have been: investment management fee 0.60%, other expenses 0.31% and total operating expenses 0.91% for the fiscal year ended March 31, 1998.

  Financial highlights


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1998 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                       Years Ended March 31,
                                           1998    1997    1996     1995    1994    1993    1992     1991    1990    1989
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of            -----------------------------------------------------------------------------------
   period .............................  $13.27   $13.31  $13.13  $13.01   $13.46  $12.80  $12.35  $12.27   $12.08  $11.80
                                         -----------------------------------------------------------------------------------
Income from investment operations:
Net investment income .................     .70      .71     .71     .73      .75     .76     .77     .82      .84     .79
Net realized and unrealized gain
   (loss) on investment transactions ..     .61     (.02)    .25     .15     (.36)    .87     .52     .08      .20     .40
Total from investment
   operations .........................    1.31      .69     .96     .88      .39    1.63    1.29     .90     1.04    1.19
                                         -----------------------------------------------------------------------------------
Less distributions:
From net investment
   income .............................    (.70)    (.71)   (.71)   (.73)    (.75)   (.76)   (.77)   (.82)    (.84)   (.85)
From net realized gains on               -----------------------------------------------------------------------------------
   investment transactions ............    (.03)    (.02)   (.07)   (.03)    (.09)   (.21)   (.07)     --     (.01)   (.06)
                                         -----------------------------------------------------------------------------------
Total distributions ...................    (.73)    (.73)   (.78)   (.76)    (.84)   (.97)   (.84)   (.82)    (.85)   (.91)
                                         -----------------------------------------------------------------------------------
Net asset value, end of                  -----------------------------------------------------------------------------------
   period .............................  $13.85   $13.27  $13.31  $13.13   $13.01  $13.46  $12.80  $12.35   $12.27  $12.08
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ..................   10.08     5.30    7.45    7.09     2.70   13.19   10.70    7.58     8.75   11.00
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .......................      79       74      76      72       74      61      39      26       18      11
Ratio of operating expenses, net to
   average daily net assets (%) .......     .52      .50     .50     .50      .50     .50     .50     .50      .50     .50
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ...............     .91      .92     .91     .94      .95    1.02    1.13    1.43     1.84    2.43
Ratio of net investment income to
   average daily net assets (%) .......    5.12     5.32    5.30    5.74     5.42    5.79    6.05    6.67     6.78    7.09
Portfolio turnover rate (%) ...........    20.4     11.6    11.1    26.2     17.4    29.2    11.2     7.8      2.0    13.5

(a) Total returns would have been lower had certain expenses not been reduced.

 A message from the President


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.



/s/Edmond Villani


  Scudder Pennsylvania Tax
  Free Fund


Investment objective

o income exempt from Pennsylvania personal income tax and regular federal income tax

Investment characteristics

o primarily long-term investment-grade municipal securities tax-exempt in Pennsylvania

o    active professional management

o    dividends declared daily and paid monthly


  Contents


Investment objective and policies                      5
Tax-exempt vs. taxable income                          6
Why invest in the Fund?                                7
Additional information about policies
   and investments                                     7
Distribution and performance information              11
Fund organization                                     13
Transaction information                               14
Shareholder benefits                                  18
Purchases                                             20
Exchanges and redemptions                             21
Investment products and services                      23
How to contact Scudder                               Back cover

  Investment objective and policies


Scudder Pennsylvania Tax Free Fund (the "Fund"), a non-diversified series of Scudder State Tax Free Trust, seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. Shares of the Fund are also not subject to Pennsylvania personal property tax, to the extent the Fund's assets would not be subject to such tax if held directly by individual shareholders. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a shareholder vote. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Quality


Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's Corporation ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or unrated securities judged by the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 1.27% unrated.


The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds"), have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Investments

The Fund invests in municipal securities of issuers located in Pennsylvania and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and
Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from both Pennsylvania personal income tax and regular federal income tax ("Pennsylvania municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities. The Fund may invest in other municipal securities such as variable rate demand instruments. The Fund may also invest in municipal notes of issuers located in Pennsylvania and other qualifying issuers. They are generally used to provide short-term capital needs and have maturities of one year or less.

Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.


  Tax-exempt vs. taxable income


-------------------------------------------------------------------------------
Tax Free Yields and Corresponding Taxable Equivalents. The table below shows Pennsylvania taxpayers what an investor would have to earn from a comparable taxable investment to equal Scudder Pennsylvania Tax Free Fund's double tax-free yield. Today many investors may find that federal tax and Pennsylvania personal income tax rates make Scudder Pennsylvania Tax Free Fund an attractive alternative to investments paying taxable income.


                                           COMBINED             TO EQUAL HYPOTHETICAL TAX-FREE YIELDS OF 5%, 7% AND
                                                                   9%, A TAXABLE INVESTMENT WOULD HAVE TO EARN*:
      1998 TAXABLE INCOME:            MARGINAL TAX RATE:              5%                 7%                9%

                       INDIVIDUAL
             $25,350-61,400                 30.02%                  7.14%             10.00%             12.86%
             61,401-128,100                  32.93                   7.46              10.44              13.42
            128,101-278,450                  37.79                   8.04              11.25              14.47
              OVER $278,450                  41.29                   8.52              11.92              15.33

                     JOINT RETURN
            $42,351-102,300                 30.02%                  7.14%             10.00%             12.86%
            102,301-155,950                  32.93                   7.46              10.44              13.42
            155,951-278,450                  37.79                   8.04              11.25              14.47
              OVER $278,450                  41.29                   8.52              11.92              15.33

* These illustrations assume a marginal federal income tax rate of 28% to 39.6%, an effective Pennsylvania personal income tax rate of 2.80% for 1998 and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.

Under normal market conditions, the Fund expects to invest principally in Pennsylvania municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in Pennsylvania municipal securities with short- and medium-term maturities as well.

The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain municipal securities subject to the alternative minimum tax such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.


Ordinarily, the Fund expects that 100% of its portfolio securities will be Pennsylvania municipal securities. The Fund may also hold cash or invest its assets in taxable securities.

The Fund may invest in stand-by commitments, third party puts, illiquid securities, when-issued or forward delivery securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may engage in strategic transactions for hedging purposes and to seek gain. See "Additional information about policies and investments" for more information about these investment techniques.


A portion of the Fund's income may be subject to federal, state and local income taxes.


  Why invest in the Fund?


The Fund is designed for investors seeking double tax-free income--exempt both from Pennsylvania personal income tax and regular federal income tax. Because the Fund is intended for investors subject to Pennsylvania personal income tax and regular federal income tax, it may not be appropriate for all investors and is not available in all states.


As illustrated by the chart on the preceding page, depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from the Fund than from comparable investments that pay income subject to both Pennsylvania state personal income tax and regular federal income tax. For example, if your regular federal marginal tax rate is 36% and your Pennsylvania tax rate is 2.8%, your effective combined marginal tax rate is 37.8% when adjusted for the deductibility of state taxes. Thus, you would need to earn a taxable return of 7.14% to receive after-tax income equal to the 4.19% tax-free yield provided by Scudder Pennsylvania Tax Free Fund for the 30-day period ended March 31, 1998. In other words, it would be necessary to earn $1,608 from a taxable investment to equal $1,000 of tax-free income you receive from the Fund. The yield levels of tax-free and taxable investments continually change. Before investing in the Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on the Fund, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.


  Additional information about policies and investments


Investment restrictions


The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.


Investing in Pennsylvania

The Fund is more susceptible to factors adversely affecting issuers of Pennsylvania municipal securities than is a comparable municipal bond fund that does not focus on investments of Pennsylvania issuers. Pennsylvania encountered some financial difficulties in prior years and may, as may any state, face some long-term problems in certain regions of the State and in certain sectors of the economy, which is concentrated in agriculture, heavy industry, medical and health services, financial institutions, education and trade. For additional information about the Pennsylvania economy, see the Fund's Statement of Additional Information dated August 1, 1998.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, the Fund may enter into "stand-by commitments" permitting it to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

The Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Fund will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Fund a proportionate interest in the underlying obligation.


Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Illiquid securities

The Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.


Non-diversified investment company. As a "non-diversified" investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company. Investment in the Fund may involve greater risk than investment in a diversified fund.


Investing in Pennsylvania. If either Pennsylvania or any of its local governmental entities were to be unable to meet its financial obligations, the income derived by the Fund, its net asset value or liquidity and the ability to preserve or realize appreciation of the Fund's capital could be adversely affected. Since the Fund will invest primarily in securities of Pennsylvania issuers, political and economic factors affecting Pennsylvania could affect the creditworthiness and the value of the securities in its portfolio. See "Investing in Pennsylvania" in the Fund's Statement of Additional Information for further details about the risks of investing in Pennsylvania obligations.


Lower-grade debt securities. While the Fund invests 75% of its assets in investment-grade securities, the Fund may invest in securities rated below Baa by Moody's or BBB by S&P or Fitch. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities before being able to sell the securities.

Third party puts. In connection with a third party put, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Fund will be that of holding a long-term bond.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property. For more information please refer to the Fund's Statement of Additional Information.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


  Distribution and performance information


Dividends and capital gains distributions

The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund.


Distributions derived from interest on Pennsylvania municipal securities are not subject to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. For federal income tax purposes, a portion of the Fund's income may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.


Under Pennsylvania law, distributions paid by the Fund are exempt from Pennsylvania personal income tax for individuals who reside in Pennsylvania to the extent such distributions constitute dividends derived from interest payments on Pennsylvania municipal securities or distributions of gain from the sale of Pennsylvania municipal securities issued before February 1, 1994.

Other distributions, including capital gains not described in the preceding sentence, are taxable. Dividends derived from interest payments on Pennsylvania municipal securities or distributions of gain from the sale of Pennsylvania municipal securities issued before February 1, 1994 are not included in the Pennsylvania taxable income of a corporate shareholder subject to the Pennsylvania corporate net income tax.



The Fund ordinarily provides income that is 100% free from Pennsylvania personal income tax and regular federal income tax. However, income from repurchase agreements is taxable.

Some of the Fund's interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the federal alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of the Fund's net assets will normally be invested in Pennsylvania municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the SEC, and therefore may not equate to the level of income paid to shareholders. The Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.



  Fund organization


Scudder Pennsylvania Tax Free Fund is a non-diversified series of Scudder State Tax Free Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in May 1983.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Adviser receives monthly an investment management fee for its services, which fee equals approximately 0.60% of the Fund's average daily net assets on an annual basis. The Fund's fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.60% of the average daily net assets of the Fund until January 31, 1999. For the year ended March 31, 1998, the Adviser received an investment management fee of 0.21% of the Fund's average daily net assets on an annual basis.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.


Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


  Transaction information


Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.
For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.


  Shareholder benefits


Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing


Scudder Pennsylvania Tax Free Fund is managed by a team of investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

Lead Portfolio Manager Philip G. Condon assumed responsibility for the Fund's day-to-day management in 1998 and became a member of the team in 1987. Mr. Condon has been with the Adviser since 1983. Mr. Condon has 18 years of experience in municipal investing and portfolio management. Rebecca L. Wilson, Portfolio Manager, became a member of the team in 1998. Ms. Wilson, who joined the Adviser in 1986, has 12 years of experience in municipal investing and research.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal CounselSM -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

 Purchases

 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                          by regular mail                 or  by express, registered,
                                                 to:                                      or certified mail to:

                                                 The Scudder Funds                        The Scudder Funds
                                                 P.O. Box 2291                            66 Brooks Drive
                                                 Boston, MA                               Braintree, MA  02184
                                                 02107-2291

                     o  By  Wire             Please  see   Transaction information--Purchasing shares-- By
                                             wire for details, including the ABA wire  transfer  number.  Then  call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------

 Purchasing
 additional shares   Minimum additional investment: $100; IRAs $50
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o By Mail          Send a check with a Scudder  investment  slip,  or with a letter of
 payable to "The                        instruction  including  your account  number and the complete Fund name, to
 Scudder Funds."                        the appropriate address listed above.

                     o By  Wire         Please  see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                     o In Person        Visit one of our Investor Centers   to  make  an   additional investment  in  your
                                        Scudder  fund account.  Investor Center locations  are   listed   under    Shareholder
                                        benefits.

                     o By Telephone     Please see Transaction information--Purchasing shares-- By QuickBuy or By telephone order for more details.

                     o  By Automatic    You may arrange to make  investments  on a  regular  basis   through   automatic
                        Investment Plan deductions from your bank checking account.  Please call 1-800-225-5163
                       ($50 minimum)    for more information and an enrollment form.


                                       20



  Exchanges and redemptions


 Exchanging shares
                   Minimum investments:         $2,500 to establish a new account;
                                                $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             The Scudder Funds              1-800-821-6234
                                      P.O. Box 2291                 66 Brooks Drive
                                      Boston, MA 02107-2291         Braintree, MA  02184

 Redeeming shares  o By Telephone     To speak  with a  service  representative,  call  1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern   time  or  to  access   SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890  (24 hours a day).  You may  have  redemption  proceeds  sent  to  your predesignated bank account,  or redemption  proceeds  of up to  $100,000  sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                      - the  name  of  the  Fund  and  account  number you are  redeeming  from;
                                      - your name(s)  and  address as they  appear on your  account;
                                      - the  dollar  amount or number of shares you wish to  redeem;
                                      - your  signature(s) as it appears on your account;   and
                                      - a  daytime  telephone number.

                                      A  signature  guarantee  is  required  for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By  Automatic    You may  arrange to receive  automatic  cash  payments periodically.  Call
                     Withdrawal Plan  1-800-225-5163 for more information and an enrollment form.


  Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o   Scudder No-Fee IRA
o   Scudder Roth No-Fee IRA
o   Keogh Plans
o   401(k) Plans
o   Profit Sharing and Money Purchase Pension Plans
o   403(b) Plans
o   SEP-IRA
o   Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


                SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                                       and

                       SCUDDER MASSACHUSETTS TAX FREE FUND

      Two Pure No-Load(TM) (No Sales Charges) Non-Diversified Mutual Funds
                         Specializing in the Management
                           of Massachusetts Municipal
                               Security Portfolios




--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1998



--------------------------------------------------------------------------------



         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund dated August 1, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS

                                                                                                                     Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.......................................................................  1
         General Investment Objective and Policies of Scudder Massachusetts Limited Term Tax Free Fund..............  1
         General Investment Objective and Policies of Scudder Massachusetts Tax Free Fund...........................  2
         Master/Feeder Structure....................................................................................  3
         Municipal Obligations....................................................................................... 4
         Management Strategies....................................................................................... 7
         Special Considerations...................................................................................... 8
         Trustees' Power to Change Objective and Policies........................................................... 22
         Investment Restrictions.....................................................................................22

 PURCHASES...........................................................................................................23
         Additional Information About Opening an Account.............................................................23
         Checks..................................................................................................... 24
         Wire Transfer of Federal Funds..............................................................................24
         Additional Information About Making Subsequent Investments..................................................24
         Additional Information About Making Subsequent Investments by QuickBuy......................................24
         Checks......................................................................................................25
         Share Price.................................................................................................25
         Share Certificates..........................................................................................25
         Other Information...........................................................................................25


EXCHANGES AND REDEMPTIONS............................................................................................26
         Exchanges...................................................................................................26
         Redemption by Telephone.....................................................................................26
         Redemption By QuickSell.....................................................................................27
         Redemption by Mail or Fax...................................................................................28
         Redemption by Write-a-Check.................................................................................28
         Redemption-in-Kind..........................................................................................28
         Other Information...........................................................................................28

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................29
         The Pure No-Load(TM) Concept................................................................................29
         Internet access.............................................................................................30
         Dividends and Capital Gains Distribution Options............................................................31
         Scudder Investor Centers....................................................................................31
         Reports to Shareholders.....................................................................................31
         Transaction Summaries.......................................................................................31


THE SCUDDER FAMILY OF FUNDS..........................................................................................32

SPECIAL PLAN ACCOUNTS................................................................................................37
         Automatic Withdrawal Plan...................................................................................37
         Cash Management System--Group Sub-Accounting Plan...........................................................37
         Automatic Investment Plan...................................................................................38
         Uniform Transfers/Gifts to Minors Act.......................................................................38


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................38


PERFORMANCE INFORMATION..............................................................................................39
         Average Annual Total Return.................................................................................39
         Cumulative Total Return.....................................................................................39
         Total Return................................................................................................40
         SEC Yield...................................................................................................40
         Tax-Equivalent Yield........................................................................................40
         Comparison of Fund Performance..............................................................................41

                                       i

                          TABLE OF CONTENTS (continued)

                                                                                                                     Page
ORGANIZATION OF THE FUNDS............................................................................................44

INVESTMENT ADVISER...................................................................................................45
         Personal Investments by Employees of the Adviser............................................................48


TRUSTEES AND OFFICERS................................................................................................48


REMUNERATION.........................................................................................................50
         Responsibilities of the  Board -- Board and Committee Meetings..............................................50
         Compensation of Officers and Trustees..................................................................... 51

DISTRIBUTOR........................................................................................................ 52

TAXES................................................................................................................52
         Federal Taxation.......................................................................................... 53
         State Taxation..............................................................................................55


PORTFOLIO TRANSACTIONS...............................................................................................56
         Brokerage Commissions.......................................................................................56
         Portfolio Turnover..........................................................................................57

NET ASSET VALUE......................................................................................................57

ADDITIONAL INFORMATION...............................................................................................58
         Experts.....................................................................................................58
         Shareholder Indemnification.................................................................................58
         Ratings of Municipal Obligations............................................................................58
         Commercial Paper Ratings....................................................................................59
         Glossary....................................................................................................60
         Other Information...........................................................................................60


FINANCIAL STATEMENTS.................................................................................................62
         Massachusetts Limited Term Tax Free Fund....................................................................62
         Massachusetts Tax Free Fund.................................................................................62


                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

      (See "Investment objective and policies" and "Additional information about policies and investments" in the Funds' prospectus.)


         Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund (each a "Fund," collectively the "Funds") are each a non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is a pure no-load(TM) open-end management investment company presently consisting of six series.


General Investment Objective and Policies of Scudder Massachusetts Limited Term Tax Free Fund


         Scudder Massachusetts Limited Term Tax Free Fund ("Massachusetts Limited Term Tax Free Fund") seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability through a professionally managed portfolio consisting primarily of investment grade municipal securities. In pursuit of its objective, the Fund expects to invest at least 75% of its assets in Massachusetts municipal securities that are rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), BBB or better by Standard and Poor's Corporation Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch"), or in securities considered to be of equivalent quality. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.


         The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Massachusetts residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Massachusetts personal income as well as regular federal income taxes. Because the Fund is intended for investors subject to Massachusetts personal income tax and federal income tax it may not be appropriate for all investors and is not available in all states. As described below in "Massachusetts Limited Term Tax Free Fund's Investments," the Fund may also invest in taxable obligations.

Massachusetts Limited Term Tax Free Fund's Investments. As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be normally invested in municipal obligations the income from which is, in the opinion of bond counsel rendered on the date of issuance, exempt from regular federal and Massachusetts personal income taxes ("Massachusetts municipal securities") except that the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to regular federal and Massachusetts personal income taxes during periods which, in the opinion of the Funds' investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), require a temporary defensive position for the protection of shareholders. The Fund may also invest in when-issued or forward delivery securities and strategic transactions (as defined below). Investors should be aware that shares of the Fund do not represent a complete investment program.

         Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest quality ratings categories assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser, to be of a quality comparable to the six highest quality ratings categories of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Massachusetts municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances.

General Investment Objective and Policies of Scudder Massachusetts Tax Free Fund

         Scudder Massachusetts Tax Free Fund ("Massachusetts Tax Free Fund") seeks to provide Massachusetts taxpayers with income exempt from Massachusetts personal income tax and regular federal income tax through a professionally managed portfolio consisting primarily of investment grade municipal securities. In pursuit of its objective, the Fund expects to invest principally in Massachusetts municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Massachusetts residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Massachusetts state personal income as well as regular federal income taxes. Because the Fund is intended for investors subject to Massachusetts personal income tax and federal income tax it may not be appropriate for all investors and is not available in all states. As described below in "Massachusetts Tax Free Fund's Investments," the Fund may also invest in taxable obligations.

Massachusetts Tax Free Fund's Investments. Normally, at least 75% of the municipal securities purchased by the Fund will be investment-grade quality which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or Fitch, or if unrated, judged by the Adviser, to be of equivalent quality.

         The Fund may invest up to 25% of its total assets in fixed-income securities rated below investment-grade; that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

         The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of that Fund to retain or dispose of the security.

         It is a fundamental policy, which may not be changed without a vote of shareholders, that each Fund normally invests at least 80% of its net assets in municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from both Massachusetts personal income tax and regular federal income tax ("Massachusetts municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities.

         The Fund may invest in other municipal securities such as variable rate demand instruments, as well as municipal notes of issuers located in Massachusetts and other qualifying issuers, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

         Under normal market conditions, the Fund expects 100% of its portfolio securities to consist of Massachusetts municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments and, in the case of Scudder Massachusetts Tax Free Fund, repurchase agreements.

         The Fund may temporarily invest more than 20% of its net assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. It is impossible to accurately predict how long such alternative strategies may be utilized.

         The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain municipal securities subject to the alternative minimum tax, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

         The Fund may invest in third party puts, and when-issued or forward delivery securities, which may involve certain expenses and risks, including credit risks. The Funds may also enter into repurchase agreements, reverse repurchase agreements and stand-by commitments which may involve certain expenses and risks, including credit risks. None of these securities and techniques is expected to comprise a major portion of the Funds' investments. In addition, each Fund may purchase indexed securities and may engage in strategic transactions.

         The Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term.


         Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest grades assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser, to be of a quality comparable to the six highest ratings of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security. During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) : 0%.


         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Massachusetts municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. It is impossible to accurately predict how long such alternative strategies may be utilized.


Master/Feeder Structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Municipal Obligations

         Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. Interest on municipal obligations issued by Massachusetts issuers is generally exempt from Massachusetts personal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

         1. Municipal Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, such financing provides for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial development and pollution control bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or subject to each Fund's 20% limitation on investing in municipal securities the interest income from which is subject to the alternative minimum tax ("AMT bonds"). For the purposes of each Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Other Municipal Obligations. There is, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

         Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. Each Fund intends to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to a Fund, or (3) to maintain an investment grade investment portfolio. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that a Fund may purchase are payable on demand on not more than thirty calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. A Fund will determine the variable rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of a Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine whether it continues to meet a Fund's quality criteria.

         The value of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should minimize changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with the comparable portfolio of fixed income securities. A Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instrument held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the principal amount of the instrument or
(2) the period remaining until the instrument's next interest rate adjustment.

         4. General Considerations. An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as either Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.

         Obligations purchased for a Fund are subject to the limitations on holdings of securities which are not readily marketable contained in a Fund's investment restrictions. The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of a Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         Each Fund expects that it will not invest more than 25% of its total assets in municipal obligations the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal obligations of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, each Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations, rather than factors affecting all, or broad classes of, municipal obligations.

         Each Fund may invest up to 25% of its total assets in fixed-income securities rated below investment grade, that is, below Baa by Moody's, or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Each Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by a Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances a Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable a Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

         During the fiscal year ended October 31, 1997 for Scudder Massachusetts Limited Term Tax Free Fund, the average monthly dollar-weighted market value of the bonds in the Fund's portfolio rated lower than BBB by Moody's, S&P or Fitch, or their equivalent was 0%.

Management Strategies

         In pursuit of its investment objective, each Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' review, performs credit analysis and manages each Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of each Fund's portfolio are:

Emphasis on Credit Analysis. As indicated above, each Fund's portfolio will be invested in municipal obligations rated within, or judged by the Funds' Adviser to be of a quality comparable to, the six highest quality ratings categories of Moody's, S&P or Fitch, or in U.S. Government obligations. The ratings assigned by Moody's, S&P or Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal obligation market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of municipal obligations.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit ratings of the published services and to anticipate changes in credit ratings.

Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that a Fund invests in short-term maturities, capital volatility will be reduced.

Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading a Fund's holdings in order to invest in more attractive market sectors or specific issues.

Market Trading Opportunities. In pursuit of the above each Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of a Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that a Fund will be able to take advantage of them. Each Fund will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Internal Revenue Code.

Special Considerations

Income Level and Credit Risk. Yield on municipal obligations depends on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. Because each Fund holds primarily investment grade municipal obligations, the income earned on shares of a Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities; investment grade securities, however, may include securities with some speculative characteristics. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Each Fund may invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although each Fund's quality standards are designed to reduce the credit risk of investing in a Fund, that risk cannot be entirely eliminated. Shares of a Fund are not insured by any agency of Massachusetts or of the U.S.
Government.

Investing in Massachusetts. The following information as to certain Massachusetts risk factors is given to investors in view of each Fund's policy of concentrating its investments in Massachusetts issuers. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers and other sources believed to be reliable. No independent verification has been made of the following information.


         State Economy. Throughout much of the 1980s, the Commonwealth had a strong economy which was evidenced by low unemployment and high personal income growth as compared to national trends. Economic growth in the Commonwealth slowed in the late 1980s and early 1990s. All sectors of the economy experienced job losses, including the high technology, construction and financial industries. In addition, the economy experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. Current economic indicators such as retail sales, housing permits, construction, and employment levels suggest a strong and continued economic recovery. The unemployment rate for the Commonwealth as of January 1998 was 4.0% compared to a national average of 5.2%. The unemployment rate is expected to remain steady at 3.7% to 3.9% through Calendar Year 2000. In addition, in 1997 employment in manufacturing increased by almost 2%, the largest annual increase in manufacturing in over twelve years. Although the rate of growth for per capita personal income has outpaced the national average since 1991 and still remains among the highest in the nation, it is expected to fall from approximately 5.7% in Fiscal Year 1998 to 4.3% to 4.5% in Fiscal Year 1999 and remain at that level for a few years.


         Major infrastructure projects are anticipated in the Commonwealth over the next decade. It is currently anticipated that the federal government will assume responsibility for approximately 60% of the estimated $10.8 billion cost of projects which consist of the depression of the central artery which traverses the City of Boston and the construction of a third harbor tunnel linking downtown Boston to Logan Airport. The Massachusetts Water Resource Authority is undertaking capital projects for the construction and rehabilitation of sewage collection and treatment facilities in order to bring wastewater discharges into Boston Harbor into compliance with federal and state pollution control requirements. The harbor cleanup project is estimated to cost $3.584 billion in current dollars. Work on the project began in 1988 and is expected to be completed in 1999, with the most significant expenditures occurring between 1990 and 1999. The majority of the project's expenditures will be paid for by local communities, in the form of user fees, with federal and state sources making up the difference; the assumptions regarding the amounts to be supplied through federal aid are subject to change.

         The   fiscal   viability   of  the   Commonwealth's   authorities   and
municipalities is inextricably linked to that of the Commonwealth. The Commonwealth guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the Commonwealth and their debt ratings may be adversely affected by a negative change in those of the Commonwealth.

         Commonwealth spending exceeded revenues in each of the five fiscal years commencing fiscal 1987. In particular, from 1987 to 1990, spending in five major expenditure categories (Medicaid, debt service, public assistance, group health insurance and transit subsidies) grew at rates in excess of the rate of inflation for the comparable period. In addition, the Commonwealth's tax revenues during this period repeatedly failed to meet official forecasts. For the budgeted funds, operating losses in fiscal 1987 and 1988, of $349 million and $370 million, respectively, were covered by surpluses carried forward from prior years. The operating losses in fiscal 1989 and 1990, which totaled $672 million and $1.251 billion, respectively, were covered primarily through deficit borrowings. During that period, operating fund balances declined from a budget surplus of $1.072 billion in fiscal 1987 to a deficit of $1.104 billion for the fiscal year ending 1990.

         For the fiscal year ending June 30, 1991, total operating revenues of the Commonwealth increased by 13.5% over the prior year, to $13.878 billion. This increase was due chiefly to state tax increases enacted in July, 1990 and to a substantial federal reimbursement for uncompensated patient care under the Medicaid program. 1991 expenditures also increased over the prior year to $13.899 billion resulting in an operating loss in the amount of $21.2 million. However, after applying the opening fund balances created from proceeds of the borrowing that financed the fiscal 1990 deficit, no deficit borrowing was required to close-out fiscal 1991.

         For the fiscal year ended June 30, 1992, the budgeted operating funds ended with an excess of revenues and other sources over expenditures and other uses of $312.3 million and with a surplus of $549.4 million, when such excess is added to the fund balances carried forward from fiscal 1991.

         The budgeted operating funds of the Commonwealth ended fiscal 1993 with a surplus of revenues and other sources over expenditures and other uses of $13.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $562.5 million. Budgeted revenues and other sources for fiscal 1993 totaled approximately $14.710 billion, including tax revenues of $9.930 billion. Total revenues and other sources increased by approximately 6.9% from fiscal 1992 to 1993, while tax revenues increased by 4.7% for the same period. In July 1992, tax revenues had been estimated to be approximately $9.685 billion for fiscal 1993. This amount was subsequently revised during fiscal 1993 to $9.940 billion.

         Commonwealth budgeted expenditures and other uses in fiscal 1993 totaled approximately $14.696 billion, which is $1.280 billion or approximately 9.6% higher than fiscal 1992 expenditures and other uses. Fiscal 1993 budgeted expenditures were $23 million lower than the initial July 1992 estimates of fiscal 1993 budgeted expenditures.

         As of June 30, 1993, after payment of all Local Aid and retirement of short-term debt, the Commonwealth showed a year-end cash position of approximately $622.2 million, as compared to a projected position of $485.1 million.

         The budgeted operating funds of the Commonwealth ended fiscal 1994 with a surplus of revenues and other sources over expenditures and other uses of $26.8 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $589.3 million. Budgeted revenues and other sources for fiscal 1994 totaled approximately $15.550 billion, including tax revenues of $10.607 billion, $87 million below the Department of Revenue's fiscal 1994 tax revenue estimate of $10.694 billion. Total revenues and other sources increased by approximately 5.7% from fiscal 1993 to fiscal 1994 while tax revenues increased by 6.8% for the same period.

         Commonwealth budgeted expenditures and other uses in fiscal 1994 totaled $15.523 billion, which is $826.5 million or approximately 5.6% higher than fiscal 1993 budgeted expenditures and other uses.

         As of June 30, 1994, the Commonwealth showed a year-end cash position of approximately $757 million, as compared to a projected position of $599 million.

         Fiscal 1995 tax revenue collections totaled $11.163 billion, approximately $12 million above the Department of Revenue's revised fiscal year 1995 tax revenue estimate of $11.151 billion, and approximately $556 million, or 5.2%, above fiscal 1994 tax revenues of $10.607 billion. Budgeted revenues and other sources, including non-tax revenues collected in fiscal 1995 totaled $16.387 billion, approximately $837 million, or 5.4%, above fiscal 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7%, above fiscal 1994 budgeted expenditures and uses of $15.523 billion.

The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.


         The Commonwealth ended fiscal 1996 with a surplus of revenues and other sources over expenditures and other uses of $446.4 million resulting in aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.173 billion. Budgeted revenues and other sources for fiscal 1996 totaled approximately $17.327 billion, including tax revenues of approximately $12.049 billion, approximately $365 million higher than prior official estimate in May, 1996. Budgeted revenues and other sources increased by approximately 5.7% from fiscal 1995 to fiscal 1996, while tax revenues increased by approximately 7.9% for the same period. Income tax withholding payments increased by approximately 8.0% from fiscal 1995, and total income tax collections by approximately 12.3%. Budgeted expenditures and other uses in fiscal 1996 totaled approximately $16.896 billion, an increase of approximately $645.7 million, or 4.0%, over fiscal 1995.

         The fiscal 1996 year-end transfer to the Stabilization Fund amounted to approximately $179.4 million, bringing the Stabilization Fund balance to approximately $627.1 million, which exceeded the amount that can remain in the Stabilization Fund by law, $543.3 million. In fiscal 1997, the statutory ceiling on the Stabilization Fund was raised from 5% of total tax revenues to 5% of total budgetary revenues. At the end of fiscal 1997, the Stabilization Fund's balance was $799.3 million. Under state finance law, year-end surplus amounts (as defined in the law) in excess of the amount that can remain in the Stabilization Fund are transferred to the Tax Reduction Fund, to be applied, subject to legislative appropriation, to the reduction of personal income taxes.

         The budgeted operating funds of the Commonwealth ended fiscal 1997 with a surplus of revenues and other sources over expenditures and other uses of $221.0 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.394 billion. Budgeted revenues and other sources for fiscal 1997 totaled approximately $18.170 billion, including tax revenues of $12.864 billion, an increase of approximately 6.8% over fiscal 1996. Commonwealth budgeted expenditures and other uses in fiscal 1997 totaled $19.949 billion. At the end of fiscal 1997, the Commonwealth showed a year-end cash position of approximately $902.0 million, which did not include the aforementioned Stabilization Fund ending balance of $799.3 million.


         Beginning in 1989, S&P and Moody's lowered their ratings of the Commonwealth's general obligation bonds from AA+ and Aa, respectively, to BBB and Baa, respectively. In March 1992, S&P placed the Commonwealth's general obligation and related guaranteed bond ratings on CreditWatch with positive implications, citing such factors as continued progress towards balanced financial operations and reduced short-term borrowing as the basis for the positive forecast. As of the date hereof, the Commonwealth's general obligation bonds are rated AA- by S&P and A1 by Moody's. From time to time, the rating agencies may further change their ratings.


         State Budget. On July 10, 1997, the Governor signed the budget for the 1998 fiscal year. When signed, the budget marked the eighth consecutive year in which the Commonwealth's budget was balanced without new taxes or deficit borrowing. The fiscal 1998 budget contained three tax cuts with an aggregate fiscal cost of approximately $60.9 million. Budgeted revenues and other sources to be collected in fiscal 1998 are estimated by the Executive Office for Administration and Finance to be approximately $17.998 billion. This amount includes estimated fiscal 1998 tax revenues of $12.667 billion. Collections through December, 1997 totaled $6.147 billion, up 5.9% or $341 million, from the same period in Fiscal Year 1997.


         Fiscal 1998 non-tax revenues are projected to total approximately $5.582 billion, approximately $276.5 million more than fiscal 1997 non-tax revenues after adjusting for the shifts to and from certain non-budgeted items. Federal reimbursements are projected to increase by approximately $300 million, from approximately $3.019 billion in fiscal 1997 to $3.365 billion in fiscal 1998. The fiscal 1998 budget is based on numerous spending and revenue estimates, the achievement of which cannot be assured.


         On January 27, 1998 the Governor submitted the proposed budget for the 1999 fiscal year. The fiscal 1999 budget contains five tax cuts with an aggregate fiscal cost of approximately $244.8 million. Budgeted revenues and other sources to be collected in fiscal 1999 are estimated by the Executive Office for Administration and Finance to be approximately $18.961 billion. This amount includes estimated fiscal 1999 tax revenues of $13.665 billion. Total Fiscal Year 1999 tax revenue collections are estimated to increase by a net 3.9% over Fiscal Year 1998 levels.

         Fiscal 1999 non-tax revenues are projected to total approximately $5.296 billion, approximately $10 million less than fiscal 1998 non-tax revenues after adjusting for the shifts to and from certain non-budgeted items. Federal reimbursements decrease by approximately $86 million, from approximately $3.302 billion in fiscal 1998 to $3.216 billion in fiscal 1999. The fiscal 1999 budget is based on numerous spending and revenue estimates, the achievement of which cannot be assured.


         Debt Limits and Outstanding Debt. Growth of tax revenues in the Commonwealth is limited by law. Tax revenues in each of fiscal years 1988 to 1992 were lower than the limits set by law. In addition, during each of the fiscal years 1989 through 1991, the official tax revenue forecasts made at the beginning of the year proved to be substantially more optimistic than the actual results. The fiscal 1992 budget initially was based on the joint revenue estimate of $8.292 billion, a 7% decrease from 1991, while actual tax revenues were $9.484 billion, a 5.4% increase over fiscal 1991. The fiscal 1993 budget initially was based on the joint revenue estimate of $9.685 billion, an increase of 2.1% over 1992. The actual 1993 tax revenues were $9.930 billion, a 4.7% increase over 1992. On May 13, 1993, the tax revenue forecast of the Chairpersons of the House and Senate Ways and Means Committees and the Secretary for Administration and Finance for fiscal 1994 was $10.540 billion, an increase of 6.1% over 1993. Actual fiscal 1994 tax revenues were $10.607 billion, a 6.8% increase over fiscal 1993.


         In May 1994, the Chairpersons of the House and Senate Ways and Means Committees and the Secretary for Administration and Finance jointly endorsed an estimate of tax revenues for fiscal 1994 of $11.328 billion, an increase of $634 million, or 5.9%, from then expected tax revenues for fiscal 1994 of $10.694 billion. The fiscal 1995 budget was based upon this tax revenue estimate, less $19.3 million of tax cuts signed by the Governor in the fiscal 1995 budget. Fiscal 1995 tax revenue collections were approximately $11.163 billion. Fiscal 1996 tax revenue collections were $12.049 billion. Fiscal 1997 tax revenue collections were $12.864 billion. Fiscal 1998 tax revenue collections are projected to be approximately $13.154 billion. For Fiscal Year 1999, tax revenue collections are projected to be approximately $13.665 billion.


         Effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth may have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for payment of principal of and interest on general obligation debt of the Commonwealth was limited to 10 percent of such appropriation. Bonds in the aggregate principal amount of $1.399 billion issued in October and December, 1990, under Chapter 151 of the Acts of 1990 to meet the fiscal 1990 deficit are excluded from the computation of these limitations, and principal of and interest on such bonds are to be repaid from up to 15% of the Commonwealth's income receipts and tax receipts in each year that such principal or interest is payable.

         Furthermore, certain of the Commonwealth's cities and towns have at times experienced serious financial difficulties which have adversely affected their credit standing. For example, due in large part to prior year cutbacks, the City of Chelsea was forced into receivership in September 1991. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth, could adversely affect the market values and marketability, or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, recent developments regarding the Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to maintain debt service on their obligations.


         The Commonwealth currently has two types of bonds and notes outstanding: general obligation debt and special obligation debt. Special obligation revenue debt consists of special obligation revenue bonds ("Special Obligation Bonds") issued under Section 20 of Chapter 29 of the Massachusetts General Laws (the "Special Obligation Act") which may be secured by all or a portion of the revenues credited to the Commonwealth's Highway Fund. The Commonwealth has issued Special Obligation Bonds secured by a pledge of 6.86 cents of the Commonwealth's 21-cent gasoline tax. Certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue debt for which the Commonwealth is either directly, in whole or in part, or indirectly liable. The Commonwealth's liabilities with respect to these bonds and notes are classified as either (a) Commonwealth-supported debt; (b) Commonwealth-guaranteed debt; or (c) indirect obligations. Indirect obligations consist of (i) obligations of the Commonwealth to fund capital reserve funds pledged to certain Massachusetts Housing Finance Agency bonds, (ii) the obligation of the Commonwealth, acting through the Higher Education Coordinating Council ("HECC"), to fund debt service, solely from moneys otherwise appropriated to HECC, on certain community college program bonds issued by the Massachusetts Health and Educational Facilities Authority, (iii) the obligation of the Commonwealth, acting through the Executive Office of Public Safety ("EOPS"), to fund debt service from amounts appropriated by the Legislature to EOPS, on certificates of participation issued to finance the new Plymouth County Correctional Facility, and (iv) the obligation of the Commonwealth to make lease payments from amounts appropriated by the Legislature with respect to the Massachusetts Information Technology Center in the city of Chelsea, Massachusetts. In addition, the Commonwealth has liabilities under certain tax-exempt capital leases. Commonwealth-guaranteed debt consists of certain liabilities arising out of the Commonwealth's guarantees of the bonds of the two higher education building authorities and certain bond anticipation notes of the Massachusetts Turnpike Authority. Commonwealth-supported debt arises from statutory requirements from payments by the Commonwealth with respect to debt service of the Massachusetts Bay Transportation Authority (including the Boston Metropolitan District), the Massachusetts Convention Center Authority, the Massachusetts Government Land Bank, the Steamship Authority and certain regional transit authorities. Hence, the Commonwealth's fiscal condition could adversely affect the market values and marketability of, or result in default in payment on, obligations of certain authorities and agencies.

         Local Governments. Proposition 2 1/2, an initiative petition adopted by the voters of the Commonwealth of Massachusetts on November 4, 1980, constrains levels of property taxation and limits the charges and fees imposed on cities and towns by certain governmental entities, including county governments. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. While many communities have responded to the limits of Proposition 2 1/2 through statutorily permitted overrides and exclusions (such as exclusion of debt service on specific bonds and notes), Proposition 2 1/2 has and will continue to restrain significantly the ability of cities and towns to pay for local services, including certain debt service. To mitigate the impact of Proposition 2 1/2 on local programs and services since 1980, the Commonwealth has increased payments to its cities, towns and regional school districts.

         A statute adopted by voter initiative petition in November, 1990, regulates the distribution of Local Aid to cities and towns. Direct Local Aid decreased from $2.937 billion in fiscal 1990 to $2.360 billion in fiscal 1992; increased to $2.547 billion in fiscal 1993 and increased to $2.727 billion in fiscal 1994. Fiscal 1995 expenditures for direct Local Aid were $2.976 billion. Fiscal 1996 expenditures for direct Local Aid were $3.246 billion. Fiscal 1997 expenditures for direct Local Aid were $3.534 billion, which is approximately 8.87% above fiscal 1996 level. It is estimated that fiscal 1998 and fiscal 1999 expenditures for direct Local Aid will be $3.839 billion and $4.149 billion, respectively. Under the November, 1990 law, new Local Aid distribution formulas would have called for a substantial increase in direct Local Aid in fiscal 1992, and would call for such an increase in fiscal 1993 and in subsequent years. Local Aid payments explicitly remain subject to annual appropriation, and fiscal 1992, 1993, 1994, 1995 , 1996 and 1997 appropriations for Local Aid did not meet the levels set forth in the initiative law. Reductions in, failure to fund or delays in the payment of Local Aid may create financial difficulties for certain municipalities or other local government entities.


         Medicaid. The Medicaid program provides health care to low-income children and families, the disabled and the elderly. The program, which is administered by the Division of Medical Assistance (an agency within the Executive Office of Health and Human Services), is 50% funded by federal reimbursements.


         During fiscal years 1993, 1994, 1995, 1996 , 1997 and 1998 Medicaid expenditures were $3.151 billion, $3.313 billion, $3.398 billion, $3.416 billion , $3.482 and $3.821 billion, respectively. The average annual growth rate from fiscal 1992 to fiscal 1996 was 3.9%, compared to an average annual growth of approximately 17% between fiscal 1987 and fiscal 1991. There was virtually no growth from fiscal 1995 to fiscal 1996 and fiscal 1996 to fiscal 1997. There was a 9.11% increase from fiscal 1997 to fiscal 1998. The Executive Office for Administration and Finance estimates that fiscal 1999 Medicaid expenditures will be approximately $3.688 billion. The decrease in the rate of growth after 1991 is due to a number of savings and cost control initiatives that the Division of Medical Assistance continues to implement and refine, including managed care, utilization review and the identification of third party liabilities.

         Fiscal 1999 is projected by the Executive Office for Administration and Finance to be the sixth year with no need for supplemental Medicaid appropriations for current year expenses. Decreased reliance on supplemental appropriations reflects an effective management of Medicaid expenditures by the Commonwealth. Prior to fiscal 1994, substantial Medicaid expenditures were provided through supplemental appropriations because program requirements consistently exceeded initial appropriations. In addition, substantial amounts have been required to cover retroactive settlement of provider payments. Medicaid expenditures for fiscal 1992 of $2.818 billion included $50.0 million for prior year provider settlements. Fiscal 1994 and fiscal 1995 Medicaid expenditures included a total of approximately $123.0 million in retroactive rate settlements funded through the final fiscal 1994 supplemental budget to pay pre-1992 liabilities to hospitals and nursing homes. Fiscal 1996 expenditures included $9.4 million for final settlement of these hospital and nursing home liabilities. The Executive Office for Administration and Finance estimates that all current Medicaid costs as well as all remaining prior year bills will be covered within the current appropriation for fiscal 1999.

         Pensions. The Commonwealth is responsible for the payment of pension benefits for state employees and school teachers throughout the state and for the cost-of-living increases payable to local government retirees. In 1988, the Commonwealth adopted a funding schedule under which it is required to fund future pension liabilities currently and to amortize the accumulated unfunded liabilities over 40 years. Since the adoption of this schedule, the amount of the unfunded liability has been reduced significantly. Total pension expenditures have increased at an average annual rate of 8% per year, rising from $751.5 million in fiscal 1992 to $1.005 billion in fiscal 1996. Total pension expenses include the costs associated with an early retirement program for elementary and secondary school teachers mandated by the 1993 education reform legislation. In fiscal 1998, the anticipated pension expenditure is $1.064 billion, a decrease of 4.0% over fiscal 1997 costs of $1.069 billion and a further decrease of $93.88 million is expected in fiscal 1999. In fiscal 1996, a number of reform measures affecting pensions were enacted into law. Among the most notable were a measure consolidating the assets of the state employees' and teachers' retirement systems into a single investment fund and another that will reform the disability pension system.


When-Issued Securities. Each Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that a Fund will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund does not believe that a Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will not enter into such transactions for leverage purposes.

Stand-by Commitments. Massachusetts Tax Free Fund, subject to the receipt of any required regulatory authorization, may acquire "stand-by commitments," which will enable the Fund to improve its portfolio liquidity by making available same day settlements on portfolio sales (and thus facilitate the payment of same day payments of redemption proceeds in federal funds). The Fund may enter into such transactions subject to the limitations in the rules under the Investment Company Act of 1940, as amended (the "1940 Act"). A stand-by commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." The Fund's investment policies permit the acquisition of stand-by commitments solely to facilitate portfolio liquidity. The exercise by the Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by commitments acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian, State Street Bank and Trust Company; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the stand-by commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date. The Fund expects to refrain from exercising a stand-by commitment in the event that the amount receivable upon exercise of the stand-by commitment is significantly greater than the then current market value of the underlying municipal obligations, determined as described below under "Net Asset Value," in order to avoid imposing a loss on a seller and thus jeopardizing the Fund's business relationship with that seller.

         The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by the Fund in either manner for outstanding stand-by commitments will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any stand-by commitment is acquired. If the Fund pays additional consideration for a stand-by commitment, the yield on the security to which the stand-by commitment relates will, in effect, be lower than if the Fund had not acquired such stand-by commitment.

         It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Trustees will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         Management understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that stand-by commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest or downgrading of a bond to below investment grade or a loss of its tax-exempt status, the put option will terminate automatically and the risk to a Fund will be that of holding a long-term bond. A Fund may be assessed "tender fees" for each tender period at a rate equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the bond coupled with the option to trade at par on the date of such determination.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. Each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage a Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.

         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

         Each Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. Each Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and Massachusetts state income tax.

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, illiquid securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Repurchase Agreements. Massachusetts Tax Free Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest quality ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for the Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. Each Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. There is no current intention to invest more than 5% of the Fund's net assets in reverse repurchase agreements.

Indexed Securities. Each Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which a Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit (except to the extent that 80% of each Fund's net assets are required to be invested in tax-exempt Massachusetts municipal securities, and as limited by each Fund's other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of that Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser.

If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.

         OTC options entered into by a Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Each Fund's activities involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

Trustees' Power to Change Objective and Policies

         Except as specifically stated to the contrary, the objective and policies stated above may be changed by the Trustees without a vote of the shareholders.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, Massachusetts Limited Term Tax Free Fund and Massachusetts Tax Free Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

         In addition, as a matter of fundamental policy, each of Massachusetts Tax Free Fund and Massachusetts Limited Term Tax Free Fund will:

         (8) have at least 80% of its net assets invested in municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) during periods of normal market conditions.

         As a matter of non-fundamental policy, each of Massachusetts Limited Term Tax Free Fund and Massachusetts Tax Free Fund may not:

         (i) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

         (ii) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (iii) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (iv) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (v) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (vi) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES


    (See "Purchases" and "Transaction information" in the Funds' prospectus.)


Additional Information About Opening an Account

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. (the "NASD"), and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of the bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call his bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account

Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, that Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, a Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse that Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Additional Information About Making Subsequent Investments


         Subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, fax, etc. by members of the NASD, by banks and by established shareholders except by Scudder Individual Retirement Account (IRA), Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) plan holders. Orders placed in this manner may be directed to any office of the Distributor listed in the Funds' prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within seven business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the relevant Fund.


Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the relevant Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the purchase order in good order. Net asset value normally will be computed once a day, as of the close of regular trading on each day when the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Transfer Agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at the an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, the Trust's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor each may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt organizations certification of exempt status) will be returned to the investor.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of, the assets of any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

      (See "Exchanges and redemptions" and "Transaction information" in the
                              Funds' prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account is established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"
(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in the Funds' prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Each Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.

Redemption by Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem up to $100,000 to their address of record. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Plan holders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appear on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone redemption is not available with respect to shares held in retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for each wire redemption.

         Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those of regular accounts. For more information call 1-800-225-5163.

Redemption by Write-a-Check

         All new investors and existing shareholders of Massachusetts Limited Term Tax Free Fund who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. The Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Write-a-Check" procedure.

Redemption-in-Kind

         Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge although a wire charge will be charged for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "Taxes.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.


         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minors Act ("UGMA"), and Uniform Trust to Minors Act ("UTMA") accounts), which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.


         Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

====================================================================================================================
         YEARS           ScudderPure No-Load(TM)   8.50% Load Fund     Load Fund with 0.75%     No-Load Fund with
                                 Fund                                        12b-1 Fee           0.25% 12b-1 Fee
--------------------------------------------------------------------------------------------------------------------

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                    67,275                 61,557                 58,672                 64,282
====================================================================================================================

         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.


--------------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


--------------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.


         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.


         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.


GLOBAL  EQUITY


     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.


-------------------

**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.


         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.


         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.


         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

-------------------

**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

                            SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic
              Investment Plan" and "Exchanges and redemptions--By
              Automatic Withdrawal Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plans. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of a Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System--Group Sub-Accounting Plan for Trust Accounts, Nominees and Corporations

         To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund.

         In its discretion, a Fund may accept minimum initial investments of less than $2,500 as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund in the group purchase plan will be $2,500 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

         Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS--Other Information."

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

   (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectus.)

         Each Fund will follow the practice of distributing substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income (defined under "ADDITIONAL INFORMATION--Glossary") and any excess of net realized short-term capital gains over net realized long-term capital losses.
Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of a Fund and its shareholders, a Fund may retain all or part of such gain for reinvestment.

         Dividends will be declared daily and distributions of net investment income will be made monthly. Any dividend declared in October, November, or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Distributions of net short-term and net long-term capital gains realized during each fiscal year, if any, will be made annually within three months after the end of each Fund's fiscal year end. An additional distribution may also be made (or treated as made) in November or December if necessary to avoid the excise tax enacted by the Tax Reform Act of 1986 (See "TAXES," below). Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which a Fund has designated as tax-exempt and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Funds' prospectus.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for one year, five years and for the life of a Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
         Where:
                   T        =       average annual total return
                   P        =       a hypothetical initial investment of $1,000
                   n        =       number of years
                   ERV      =       ending redeemable value:   ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         The average annual total return of Scudder Massachusetts Limited Term Tax Free Fund for the one year period ended October 31, 1997, and life of the Fund(1) are 5.44% and 4.68%, since inception.


         The average annual total return of Scudder Massachusetts Tax Free Fund for the one , five and ten year periods ended March 31, 1998 are 9.82%, 6.82% and 8.49%, respectively.

         (1) For the period beginning February 15, 1994.


         If the Adviser had not maintained Scudder Massachusetts Limited Term Tax Free Fund expenses and had imposed a full management fee, the average annual total return for the one year period and life of the Fund would have been lower. If the Adviser had not maintained Scudder Massachusetts Tax Free Fund expenses and had imposed a full management fee, the average annual total return for the one and five year periods, and life of the Fund would have been lower.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
         Where:
                   C        =       Cumulative Total Return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending redeemable value:   ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         As of October 31, 1997 the cumulative total return of Massachusetts Limited Term Tax Free Fund for the one year period and life of the Fund(1) were 5.44% and 18.49% respectively. If the Adviser had not maintained

Massachusetts Limited Term Tax Free Fund expenses and had imposed a full management fee, the cumulative total return for the one year period and life of Fund would have been lower.

         (1) For the period beginning February 15, 1994 (commencement of operations).


         The cumulative total return of Massachusetts Tax Free Fund for the one, five and ten year periods ended March 31, 1998 were 9.82%, 39.08% and 125.87%, respectively. If the Adviser had not maintained Massachusetts Tax Free Fund expenses and had imposed a full management fee, the cumulative total return for the one and five year periods, and life of the Fund would have been lower.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

SEC Yield

         Yield is the net annualized SEC yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((a-b)/cd + 1)6-1]
         Where:
                   a        =       dividends  and interest  earned during the
                                    period  including the amortization of market
                                    premium or accretion of market discount.
                   b        =       expenses accrued for the period (net of
                                    reimbursements).
                   c        =       the  average   daily   number  of  shares
                                    outstanding  during  the  period  that  were
                                    entitled to receive dividends.
                   d        =       the maximum offering price per share on the
                                    last day of the period.

         The 30-day net-annualized SEC yield of Massachusetts Limited Term Tax Free Fund for the period ended October 31, 1997 was 3.90%.

         The 30-day net-annualized SEC yield of Massachusetts Tax Free Fund for the period ended March 31, 1998 was 4.19%.

Tax-Equivalent Yield

         Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with a federal tax rate of 36% and an effective combined marginal tax rate of 43.68% would need to earn a taxable yield of 6.09% to receive after-tax income equal to the 6.92% tax-free yield of Massachusetts Limited Term Tax Free Fund for the 30-day period ended October 31, 1997. Taxpayers with a federal tax rate of 36% and an effective combined marginal tax rate of 46.85% would need to earn a taxable yield of 7.88% to receive after-tax income equal to the 4.19% tax-free yield of Massachusetts Tax Free Fund for the 30-day period ended on March 31, 1998.

         Quotations of each Fund's performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Performance of a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares, when redeemed, may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.


         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

               (See "Fund organization" in the Funds' prospectus.)

         Each Fund is a non-diversified series of Scudder State Tax Free Trust. The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 25, 1983. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The shares are currently divided into six series. The other series of the Trust are: Scudder New York Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund. The Trustees have the authority to issue more series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with its equitable share of the general liabilities of the Trust, as determined by the Trustees. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Funds' prospectus.)


         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. , The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


         In  selecting  the  securities  in  which  each  Fund may  invest,  the conclusions and investment decisions of the Adviser with respect to a Fund are based primarily on the analyses of its own research department. The Adviser receives published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.


         The investment management agreements between each Fund and Scudder were last approved by the Trustees on August 12, 1997. Because the transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder, those Agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements (the
"Agreements") between each Fund and the Adviser were approved by the Funds' Trustees. At a special meeting of the Funds' shareholders held on October 24, 1997, the shareholders also approved the new investment management agreements. The new Agreements became effective on December 31, 1997, and will be in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements it supersedes. The Agreements incorporate conforming changes which promote consistency among all of the Funds advised by the Adviser and which permit ease of administration. The Agreements will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Funds' Trustees or of a majority of the outstanding voting securities of the Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of their assignment.


         Under each Agreement, the Adviser regularly provides a Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies. The Adviser determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For these services, Massachusetts Limited Term Tax Free Fund pays the Adviser a monthly fee of 0.60 of 1% of the average daily net assets of the Fund. Massachusetts Tax Free Fund pays the Adviser a monthly fee of 0.60 of 1% of the average daily net assets of the Fund.


         The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended October 31, 1995, 1996 and 1997 pursuant to these agreements, the investment management fees incurred by Massachusetts Limited Term Tax Free Fund were $25,208, $231,096 and $302,455, respectively. Had the Adviser imposed a full investment management fee for the fiscal years ended October 31, 1995, 1996 and 1997, the investment management fee would have equaled $297,710, $370,008 and $424,432, respectively.


         The  Adviser  has  agreed  to  maintain  the  annualized   expenses  of
Massachusetts Limited Term Tax Free Fund at not more than 0.75% of the average daily net assets of the Fund until February 28, 1999.


         The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended March 31, 1996, 1997 and 1998, pursuant to these agreements, the investment management fees incurred by Massachusetts Tax Free Fund were $1,826,799, $1,933,810 and $2,110,713, respectively, of which $186,239 was unpaid at March 31, 1998.


         Under the Agreements each Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expense, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Each Agreement further provides that as between each Fund and the Adviser each Fund will be responsible for all expenses, including clerical expense, of offer, sale, underwriting and distribution of a Fund's shares only so long as a Fund employs a principal underwriter to act as the distributor of a Fund's shares pursuant to an underwriting agreement which provides that the underwriter will assume such expenses. The Trust's underwriting agreement provides that the principal underwriter shall pay all expenses of offer and sale of a Fund's shares except the expenses of preparation and filing of registration statements under the Securities Act of 1933 and under state securities laws, issue and transfer taxes, if any, and a portion of the prospectuses used by a Fund. In the event that a Fund ceases to employ a principal underwriter to act as the distributor of a Fund's shares, the expenses of distributing a Fund's shares will be borne by the Adviser unless a Fund shall have adopted a plan pursuant to Rule 12b-1 under the 1940 Act providing that a Fund shall be responsible for some or all of such distribution expenses.

         Each Agreement requires the Adviser to return to a Fund all or a portion of advances of its management fee to the extent annual expenses of a Fund (including the management fee stated above) exceed the limitations prescribed by any state in which a Fund's shares are offered for sale. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of each Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION--Other Information."

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning the Agreement, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at that Fund's expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers of the Trust may have dealings with either Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of such Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


               `
                                                                                          Position with
                                                                                          Underwriter,
Name, Date of Birth                Position              Principal                        Scudder Investor
and Address                        with Trust            Occupation**                     Services, Inc.
-----------                        ----------            ------------                     --------------

Daniel Pierce (3/18/34)*+@         President and         Managing Director of Scudder     Vice President,
                                   Trustee               Kemper Investments, Inc.         Director and Assistant
                                                                                          Treasurer


                                       48

                                                                                          Position with
                                                                                          Underwriter,
Name, Date of Birth                Position              Principal                        Scudder Investor
and Address                        with Trust            Occupation**                     Services, Inc.
-----------                        ----------            ------------                     --------------

Henry P. Becton, Jr. (10/16/43)    Trustee               President and General Manager,     --
WGBH                                                     WGBH Educational Foundation
125 Western Avenue
Allston, MA  02134

Dawn-Marie Driscoll (11/5/46)      Trustee               Executive Fellow, Center for       --
5760 Flamingo Drive                                      Business Ethics, Bentley
Cape Coral, FL  33914                                    College; President, Driscoll
                                                         Associates

Peter B. Freeman (8/4/32)@         Trustee               Corporate Director and Trustee     --
100 Alumni Avenue
Providence, RI  02906

George M. Lovejoy, Jr. (4/15/30)   Trustee               President and Director, Fifty      --
160 Federal Street                                       Associates (real estate
Boston, MA   02110                                       investment trust)

Wesley W. Marple, Jr.              Trustee               Professor of Business              --
(2/22/32)@                                               Administration, Northeastern
413 Hayden Hall                                          University College of Business
360 Huntington Avenue                                    Administration
Boston, MA  02115

Kathryn L. Quirk (12/3/52)#@       Trustee, Vice         Managing Director of Scudder       Senior Vice President,
                                   President,            Kemper Investments, Inc.           Director and Clerk
                                   Assistant Secretary

Jean C. Tempel (3/24/43)           Trustee               Managing Partner, Technology       --
Ten Post Office Square                                   Equity Partners; Special Limited
Suite 1325                                               Partner, TL Ventures (a venture
Boston, MA 02109                                         capital fund)

Donald C. Carleton (-/-/-)+        Vice President        Managing Director of Scudder       --
                                                         Kemper Investments, Inc.

Philip G. Condon (8/15/50)+        Vice President        Managing Director of Scudder       --
                                                         Kemper Investments, Inc.

Jerard K. Hartman (3/1/33)#        Vice President        Managing Director of Scudder       --
                                                         Kemper Investments, Inc.

Thomas W. Joseph (4/22/39)+        Vice President        Senior Vice President of Scudder   Director, Vice
                                                         Kemper Investments, Inc.           President, Treasurer
                                                                                            and Assistant Clerk

Jeremy L. Ragus (5/24/52)+         Vice President        Senior Vice President of Scudder   --
                                                         Kemper Investments, Inc.

                                       49


                                                                                          Position with
                                                                                          Underwriter,
Name, Date of Birth                Position              Principal                        Scudder Investor
and Address                        with Trust            Occupation**                     Services, Inc.
-----------                        ----------            ------------                     --------------

Rebecca Wilson (2/23/62)+          Vice President        Vice President of Scudder Kemper   --
                                                         Investments, Inc.

Thomas F. McDonough                Vice President,       Senior Vice President of Scudder   Assistant Clerk
(1/20/47)+                         Treasurer and         Kemper Investments, Inc.
                                   Secretary

John R. Hebble (6/27/58)+          Assistant Treasurer   Senior Vice President of           --
                                                         Scudder Kemper Investments, Inc.

Caroline Pearson (4/1/62)+         Assistant Secretary   Senior Vice President of Scudder   --
                                                         Kemper Investments, Inc.;
                                                         Associate, Dechert Price &
                                                         Rhoads (law firm) 1989-1997


* Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of each Fund within the meaning of the Investment Company Act of 1940, as amended.

** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.

+        Address:  Two International Place, Boston, Massachusetts  02110

#        Address:  345 Park Avenue, New York, New York  10154

@ Messrs. Freeman, Marple, Pierce and Ms. Quirk are members of the Executive Committee of the Trust, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

         The Trustees and officers of the Trust may also serve in similar capacities with other Scudder Funds.


         As of June 30, 1998 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the outstanding shares on such date.

         As of June 30, 1998, 2,201,717 shares in the aggregate or 8.17% of the outstanding shares of Massachusetts Tax Free Fund were held in the nominees of Fiduciary Trust Company. Fiduciary Trust Company may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


         To the best of the Trust's knowledge, as of June 30, 1998 no person owned beneficially more than 5% of the Fund's outstanding shares, except as stated above.

                                  REMUNERATION


Responsibilities of the  Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


Compensation of Officers and Trustees


         The Independent Trustees receive the following compensation from the Funds of Scudder State Tax Free Trust: an annual trustee's fee of $1,800 for a Fund in which total net assets do not exceed $100 million and $3,600 for a Fund in which total net assets exceed $100 million; a fee of $100 for attendance at all other meetings;] and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees . Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of the Scudder funds as a group.


                                       Scudder State Tax Free Trust          All Scudder Funds
                                      ----------------------------          -----------------
                                       Paid by the   Paid by the         Paid by the    Paid by the
           Name                        Trust         Adviser(2)          Funds          Adviser(2)
           ----                        -----         ----------          -----          ----------

           Henry P. Becton,            $19,550       $2,400              $114,554       $9,500 (24 funds)
           Trustee

           Dawn-Marie Driscoll,        $19,750       $2,400              $107,722       $8,800 (24  funds)
           Trustee

           Peter B. Freeman,           $19,550       $2,400              $137,011       $14,625 (42 funds)
           Trustee

           George M. Lovejoy, Jr.,     $1,500        $0                  $139,113       $10,700 (22 funds)
           Trustee

           Wesley W. Marple, Jr.,      $19,550       $2,400              $121,129       $10,100 (23 funds)
           Trustee

           Jean C. Tempel,             $19,750       $2,400              $122,504       $10,100 (23 funds)
           Trustee

         (1) Scudder State Tax Free Trust consists of six funds: Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free and Scudder Pennsylvania Tax Free Fund.

         (2) Meetings associated with the Adviser's alliance with Zurich Insurance Company. See "Investment Adviser" for additional information.

         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                   DISTRIBUTOR

         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated June 1, 1987 will remain in effect until September 30, 1998, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 12, 1997.

         Under the underwriting agreement, the Trust is responsible for the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Trust; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of each Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

Note: Although each Fund does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, either Fund would also pay those fees and expenses permitted to be paid or assumed by such Fund pursuant to a 12b-1 Plan, if any, were such a plan adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES

 (See "Transaction information--Tax information, Tax identification number" and
                                "Distribution and
              performance information--Dividends and capital gains
                   distributions" in the Funds' prospectus.)

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situation.

         Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in either Fund.

Federal Taxation

         Each fund within the Trust will be separate for investment and accounting purposes, and will be treated as a separate taxable entity for federal income tax purposes. Each Fund has elected to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the "Code") and has qualified as such. Each Fund intends to continue to qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the fund level.

         In order to qualify as a regulated  investment company,  each Fund must
meet  certain   requirements   regarding  the  source  of  its  income  and  the
diversification of its assets.

         As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income (including net short-term capital gain in excess of net long-term capital loss) and at least 90 percent of its tax-exempt net investment income and is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized capital gains in accordance with the timing requirements of the Code. Each Fund intends to distribute at least annually substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his share of federal income taxes paid by a Fund on such gains as a credit against his own federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such gains and his tax credit.

         Each Fund is subject to a 4% non-deductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed. Each Fund has adjusted its distribution policies to minimize any adverse impact from this tax or eliminate its application.

         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a fund. Scudder Massachusetts Tax Free Fund and Massachusetts Limited Term Tax Free Fund intend to offset realized capital gains by using their capital loss carryforwards before distributing any gains. In addition, Scudder Massachusetts Tax Free Fund intends to offset realized capital gains by using its post-October loss before distributing gains. As of March 31, 1997, Scudder Massachusetts Tax Free Fund had a net capital loss carryforward of approximately $1,283,000 which may be applied against realized capital gains of each succeeding year until fully utilized or until March 31, 2003, the expiration date, whichever occurs first. In addition, Scudder Massachusetts Tax Free Fund, from November 1, 1995 through March 31, 1996, incurred approximately $111,000 of net realized capital losses which the Fund intends to elect to defer and treat as arising in the year ended March 31, 1997 as permitted by tax regulations. At October 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $136,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002, ($21,000) and October 31, 2004 ($115,000), the respective expiration dates, whichever occurs first.

         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Distributions to shareholders of tax-exempt interest earned by a Fund for the taxable year are therefore not expected to be subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

         Market discount recognized on a tax-exempt bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Gain on the disposition of a tax-exempt obligation will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.

         Since no portion of either Fund's income will be comprised of dividends from domestic corporations, none of the income distributions of a Fund will be eligible for the dividends-received deduction available for certain taxable dividends received by corporations.

         Any short-term capital loss realized upon the redemption of shares within six months of the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares, although the period may be reduced under Treasury regulations to be prescribed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are repurchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions to corporate shareholders of a Fund are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares.

         Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to, or increase their liability under the 26% and 28% individual alternative minimum tax, but normally no more than 20% of a Fund's net assets will be invested in securities the interest on which is such a tax preference item for individuals.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to its shareholders a statement of the Federal income tax status of all distributions. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends or capital gains distributions declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders in December if paid during January of the following year. Shareholders are also required to report tax-exempt interest. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Interest which is tax-exempt for federal income tax purposes is included as income for purposes of determining the amount of social security or railroad retirement benefits subject to tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. Neither Fund has undertaken any investigation as to the users of the facilities financed by bonds in such Fund's portfolio.

         Distributions by each Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder, to the extent it is derived from other than tax-exempt interest, as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which, to the extent it is derived from other than tax-exempt interest, will nevertheless be taxable to them.

         All futures contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including options on futures contracts and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term.

         Positions of each Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections, however, exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of a Fund as a regulated investment company for federal income tax purposes.

         Under the federal income tax law, each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company are generally subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of a Fund will not be subject to backup withholding if a Fund reasonably estimates that at least 95% of all of its distributions will consist of tax-exempt interest. However, in this case, the proceeds from the redemption or exchange of shares may be subject to backup withholding. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30%

(or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

State Taxation

         The Trust is organized as a Massachusetts business trust, and neither the Trust nor either Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company.

         Individual shareholders of a Fund resident in Massachusetts will not be subject to Massachusetts personal income tax on distributions received from a Fund to the extent such distributions constitute either (1) exempt-interest dividends under Section 852(b)(5) of the Code which a Fund properly identifies as consisting of interest on tax-exempt obligations of the Commonwealth of Massachusetts for its political subdivisions or any agency or instrumentality of the foregoing, or (2) dividends which a Fund properly identifies as attributable to interest on tax-exempt obligations of the United States and instrumentalities or obligations issued by the Governments of Puerto Rico, The Virgin Islands and Guam.

         Other distributions from either Fund, including those derived from taxable interest income and long-term and short-term capital gains, generally will not be exempt from Massachusetts personal income taxation except for distributions which qualify as capital gain dividends under Section 852(b)(3) of the Code, and are properly identified by a Fund as attributable to the sale of certain Massachusetts obligations issued pursuant to legislation which specifically exempts capital gain on the sale of such obligations from Massachusetts income taxation.

         Fund distributions will not be excluded from net income, and shares of either Fund will not be excluded from the net worth of intangible property corporations, for purposes of computing the Massachusetts corporate excise tax.

         Shares of either Fund will not be subject to Massachusetts local property taxes.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for each Fund through the Distributor, which in turn places orders on behalf of a Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from either Fund for this service.
Allocation of brokerage is supervised by the Adviser.

         Each Fund's purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will involve an underwriting fee paid to the underwriter.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for each Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions), where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction on account of the receipt of research, market or statistical information, although it may do so in seeking to obtain the most favorable net results with respect to a particular transaction. The Adviser will not place orders with brokers or dealers on the basis that a broker or dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees intend to review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

         Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration date at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Massachusetts Limited Term Tax Free Fund's annualized portfolio turnover rate for the fiscal year ended October 31, 1995, 1996 and 1997 were 27.4%, 12.4% and 9.77% respectively. Massachusetts Tax Free Fund's portfolio turnover rate for the fiscal periods ended March 31, 1996, 1997 and 1998 were 10.2%, 11.51% and 8.4%, respectively. Purchases and sales are made for a Fund's portfolio whenever necessary in management's opinion, to meet a Fund's objective.

                                 NET ASSET VALUE

         The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq") valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by each Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of a Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights in this Statement of Additional Information has been audited by PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, independent accountants, and is included in this Statement of Additional Information in reliance upon the accompanying report of said firm, which report is given upon their authority as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with Generally Accepted Auditing Standards and the preparation of Federal tax returns.


Shareholder Indemnification

         The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

         The six highest quality ratings categories of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG-1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest quality ratings categories of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB or B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings categories for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest quality ratings categories of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated
'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Glossary

1.       Bond

         A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one half the annual interest rate.

2.       Debt Obligation

         A  general  term  which   includes   fixed  income  and  variable  rate
         securities, obligations issued at a discount and other types of securities which evidence a debt.

3.       Discount and Premium

         A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

4.       Maturity

         The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

5.       Municipal Obligation

         Obligations issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from federal income tax.

6.       Net Asset Value Per Share

         The value of each share of the Fund for purposes of sales and redemptions.

7.       Net Investment Income

         The net investment income of a Fund is comprised of its interest income, including amortizations of original issue discounts, less amortizations of premiums and expenses paid or accrued computed under GAAP.

Other Information

         The CUSIP number of Massachusetts Limited Term Tax Free Fund is 811209105.

         The CUSIP number of Massachusetts Tax Free Fund is 811184-30-8.

         Massachusetts Limited Term Tax Free Fund has a fiscal year ending on October 31.

         Massachusetts Tax Free Fund has a fiscal year ending on March 31.

         Portfolio securities of the Funds are held separately, pursuant to a custodian agreement, by the Funds' Custodian, State Street Bank and Trust Company.

         The firm of Willkie Farr & Gallagher of New York is counsel for the Trust.

         The name "Scudder State Tax Free Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 8, 1987, as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. No Fund of the Trust is liable for the obligations of any other Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust of the Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of such Fund for the enforcement of any claims against such Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of that Fund.

         Costs of $28,116 incurred by Massachusetts Limited Term Tax Free Fund in conjunction with its organization are amortized over five years beginning February 15, 1994.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value per share for each Fund. Each Fund pays SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by Massachusetts Limited Term Tax Free Fund to SFAC for the fiscal year ended October 31, 1995 was $24,000, for the fiscal year ended October 31, 1996 was $36,000 and for the fiscal year ended October 31, 1997 was $36,000. For the fiscal years ended March 31, 1996, 1997 and 1998, the amount charged to Scudder Massachusetts Tax Free Fund by SFAC amounted to $58,015, $59,760 and $63,206, respectively, of which $4,904, $5,145 and $5,531, respectively, was unpaid at March 31, 1996, 1997 and 1998.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend-paying agent. Service Corporation also serves as shareholder service agent. Each Fund pays Service Corporation an annual fee of $25.00 for each account maintained for a shareholder. The fee incurred by Massachusetts Limited Term Tax Free Fund to Service Corporation for the fiscal year ended October 31, 1995 was $23,065, October 31, 1996 was $36,098, and for the fiscal year ended October 31, 1997 was $41,127. The fee incurred by Massachusetts Tax Free Fund to Service Corporation for the years ended March 31, 1996, 1997 and 1998, amounted to $184,353, $188,646 and $194,865, respectively, of which $15,222, $16,386 and $16,255, respectively, was unpaid at March 31, 1996, 1997 and 1998.


         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Massachusetts Limited Term Tax Free Fund

         The financial statements, including the investment portfolio, of Massachusetts Limited Term Tax Free Fund, together with Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated October 31, 1997, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

Massachusetts Tax Free Fund

         The financial statements, including the investment portfolio, of Massachusetts Tax Free Fund, together with Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated March 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

Scudder
Massachusetts
Tax Free Fund

Annual Report
March 31, 1998

Pure No-Load(TM) Funds

For investors seeking double tax-free income, exempt from both Massachusetts state personal income tax and regular federal income tax.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                       Scudder Massachusetts Tax Free Fund

--------------------------------------------------------------------------------
Date of Inception:  5/28/87  Total Net Assets as of       Ticker Symbol:  SCMAX
                             3/31/98: $373.9 million
--------------------------------------------------------------------------------

o As of March 31, 1998, Scudder Massachusetts Tax Free Fund's 30-day net annualized SEC yield was 4.19%, equivalent to a 7.88% taxable yield for Massachusetts investors subject to the 46.85% combined federal and state income tax rate.

o For its most recent fiscal year ended March 31, 1998, Scudder Massachusetts Tax Free Fund posted a total return of 9.82%, compared with the 9.98% average return of 56 similar funds tracked by Lipper Analytical Services. The Fund continues to hold the number one ranking for total return over the ten-year period ended March 31 as compiled by Lipper. Please see page 6 for additional information on the Fund's rankings.

o Scudder Massachusetts Tax Free Fund received a four-star rating from Morningstar, reflecting "above average" risk-adjusted performance through March 31, 1998.*

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

 30-Day SEC Yield on March 31, 1998


BAR CHART DATA:

         Scudder             Taxable yield
      Massachusetts         needed to equal
      Tax Free Fund         the Fund's yield
 -----------------------------------------------
          4.19%                  7.88%
 -----------------------------------------------


                                Table of Contents

   3  Letter from the Fund's President    20  Notes to Financial Statements
   4  Performance Update                  23  Report of Independent Accountants
   5  Portfolio Summary                   24  Tax Information
   6  Portfolio Management Discussion     25  Shareholder Meeting Results
  10  Glossary of Investment Terms        28  Officers and Trustees
  11  Investment Portfolio                29  Investment Products and Services
  16  Financial Statements                30  Scudder Solutions
  19  Financial Highlights


* For your information, these ratings are subject to change every month and are calculated from the Fund's five-year average annual return in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below T-bill returns. The Fund received four stars for three-year performance, four stars for five-year performance, and three stars for ten-year performance, and was rated among 1525, 782, and 345 municipal funds for the respective periods. Of the funds rated, 10% received five stars, 22.5% received four stars, and 35% received three stars. Past performance is no guarantee of future returns.


                    2 - Scudder Massachusetts Tax Free Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to report to you concerning Scudder Massachusetts Tax Free Fund's performance over its most recent fiscal year ended March 31, 1998. In addition to the Fund's four-star Morningstar rating as of March 31 (see page 2), the Fund continues to hold the number one ranking for total return among Massachusetts tax-free funds over the ten-year period ended March 31, 1998. Please read the portfolio management discussion beginning on page 6 for more information about the Fund's performance, investment environment, and outlook.

     More good news -- Massachusetts' economic revival continues unabated. The Commonwealth's unemployment level is at a nine-year low, per capita income is significantly higher than the national average, and officials project a large budget surplus for the 1998 fiscal year. Please read the "Massachusetts Update" on page 6 for additional details.

     For those of you interested in new Scudder products, we recently introduced three industry sector funds as a part of our Choice Series: Scudder Financial Services Fund, which seeks long-term growth by investing in financial services companies in the U.S. and abroad; Scudder Health Care Fund, which seeks long-term growth from health care companies located around the world; and Scudder Technology Fund, which pursues long-term growth by investing in companies that develop, produce, or distribute technology. In addition, April 6, 1998, marked the debut of our newest entrant in the growth and income category:
Scudder Real Estate Investment Fund, investing in equity securities of companies in the real estate industry. Please see page 28 for more information on Scudder products and services.

     Lastly, at the start of 1998 the Fund's investment adviser changed its name to Scudder Kemper Investments, Inc., from Scudder, Stevens & Clark, Inc., pursuant to the acquisition of a majority interest in Scudder, Stevens & Clark by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc.

     As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your Fund. Page 29 provides more information on how to contact Scudder. Thank you for choosing Scudder Massachusetts Tax Free Fund to help meet your investment needs.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President
     Scudder Massachusetts Tax Free Fund

                    3 - Scudder Massachusetts Tax Free Fund

PERFORMANCE UPDATE as of March 31, 1998
-------------------------------------------
Fund Index Comparisons
-------------------------------------------
                            Total Return
-------------------------------------------
Period Ended  Growth of             Average
3/31/98        $10,000  Cumulative  Annual
-------------------------------------------
Scudder Massachusetts Tax Free Fund
-------------------------------------------
1 Year         $10,982     9.82%     9.82%
5 Year         $13,908    39.08%     6.82%
10 Year        $22,587   125.87%     8.49%
-------------------------------------------
Lehman Brothers Municipal Bond Index
-------------------------------------------
1 Year         $11,073    10.73%    10.73%
5 Year         $13,911    39.11%     6.82%
10 Year        $22,289   122.89%     8.34%

-------------------------------------------
Growth of a $10,000 Investment
-------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended March 31

Scudder Massachusetts
Tax Free Fund
Year           Amount
---------------------
'88           $10,000
'89           $10,949
'90           $11,813
'91           $12,829
'92           $14,172
'93           $16,240
'94           $16,788
'95           $18,024
'96           $19,516
'97           $20,567
'98           $22,587

Lehman Brothers Municipal
Bond Index
Year           Amount
---------------------
'88           $10,000
'89           $10,719
'90           $11,851
'91           $12,943
'92           $14,238
'93           $16,022
'94           $16,393
'95           $17,611
'96           $19,088
'97           $20,129
'98           $22,289

The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------
A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.


                           Yearly periods ended March 31

                       1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
                     --------------------------------------------------------------------------------
Net Asset Value      $12.23  $12.25  $12.44  $12.81  $13.61  $13.16  $13.33  $13.70  $13.72  $14.34
Income Dividends     $  .88  $  .82  $  .83  $  .81  $  .84  $  .81  $  .74  $  .72  $  .70  $  .70
Capital Gains and
Other Distributions  $  .20  $  .11  $   --  $  .09  $  .16  $  .12  $  .01  $   --  $   --  $   --
Fund Total
Return (%)             9.50    7.89    8.60   10.46   14.59    3.37    7.37    8.28    5.39    9.82
Index Total
Return (%)             7.21   10.56    9.22   10.02   12.52    2.32    7.43    8.38    5.45   10.73

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not temporarily capped expenses, the average annual total return for the Fund for the five year, and ten year periods would have been lower.

                     4 - Scudder Massachusetts Tax Free Fund

PORTFOLIO SUMMARY as of March 31, 1998
---------------------------------
Diversification
---------------------------------
Hospital/Health               21%
General Obligation            18%
Higher Education              12%
Water/Sewer Revenue           11%
Housing Finance Authority     10%
Electric Utility Revenue       8%
Other Gneral Obligation/Lease  5%
Port/Airport Revenue           4%
Miscellaneous Municipal       11%
---------------------------------
                             100%
---------------------------------

The Fund continues to invest in a
broad selection of Massachusetts
municipal bonds.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

------------------------------
Quality
------------------------------
AAA                        40%
AA                          4%
A                          42%
BBB                         9%
BB                          2%
Not Rated                   3%
------------------------------
                          100%
------------------------------

Weighted average quality: AA

Overall portfolio quality remains
high, with over 80% of portfolio
securities rated A or better as of
March 31.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

------------------------------
Effective Maturity
------------------------------
Less than 1 year            1%
1-5 years                  26%
5-10 years                 30%
10-15 years                33%
15 years or greater        10%
------------------------------
                          100%
------------------------------

Weighted average effective maturity: 8.95 years

Our continuing goal is to have an
average effective maturity similar
to that of the Lehman Brothers
Municipal Bond Index, the Fund's
benchmark, but with a superior,
call-protected structure.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

For more complete details about the Fund's investment portfolio, see page 11.

                     5 - Scudder Massachusetts Tax Free Fund

                         Portfolio Management Discussion
Dear Shareholders,

For its most recent fiscal year ended March 31, 1998, Scudder Massachusetts Tax Free Fund posted a solid total return as interest rates continued a slow and steady decline against a backdrop of low inflation and healthy economic growth. The Fund's 9.82% total return for the period consisted of a $0.62 increase in net asset value to $14.34 and income distributions of $0.70 per share. This return was in keeping with the 9.98% average of 56 similar funds tracked by Lipper over the 12-month period. In addition, the Fund ranked number one in total return among its peers for the ten-year period ended March 31, 1998.

                              Massachusetts Update

Massachusetts is maximizing the benefits of the steady growth the national economy is experiencing. The Commonwealth's economic indicators are positive, revenues continue to exceed projections, and unemployment is at its lowest level since 1989. The Commonwealth projects that it will finish its 1998 fiscal year with an operating surplus of $800 million, or 7% of revenues. Massachusetts' personal income tax, which represents 30% of General Fund revenues, is the primary revenue source funding the surplus.

At the root of the Commonwealth's fiscal health is a strong job market. Job growth in the services sector was the principal factor in bringing the unemployment rate down to 3.3% versus the national average of 4.6% in February 1998. Massachusetts' per capita income in 1996 was $29,439 -- 22% higher than the national average. The Commonwealth's debt levels are high, but manageable, given its high wealth levels. Overall, we continue to view Massachusetts' credit trend as improving.


 Scudder Massachusetts Tax Free Fund:
 Superior Long-Term Performance
 (Average annual returns for periods ended March 31, 1998)
 ---------------------------------------------------------

               Scudder
            Massachusetts                       Number
              Tax Free     Lipper                 of
 Period      Fund return   average  Rank         Funds
 ------      -----------   -------  ----         -----

 1 Year          9.82%      9.98%    33    of     56

 3 Years         7.81       7.34     8     of     49

 5 Years         6.82       6.14     2     of     26

 10 Years        8.49       7.85     1     of     16

Past performance does not guarantee future results.



                         Steady Growth and Low Inflation

The long-running U.S. economic scenario of moderate growth and low inflation forges on. Asia, expected by many to export its way out of economic crisis and in doing so derail U.S. growth, has so far increased exports only modestly. At the same time, the U.S. bond market has benefited from Federal Reserve inaction on interest rates, falling commodity prices, mixed economic statistics, and portfolio rebalancing by investors who have acted to reduce the overweighting of stocks in their portfolios. Moreover, the municipal bond market has enjoyed its first significant increase in investor interest in four years. During the Fund's


                    6 - Scudder Massachusetts Tax Free Fund

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART TITLE:

Municipal Yields Compared with Inflation
March 31, 1995 - March 31, 1998

LINE CHART DATA:
                                   10-year
                   CPI         municipal bonds
 ----------------------------------------------
 3/95              2.73             4.65

                   2.90             5.00

                   2.95             5.15

 1/96              2.99             5.00

                   3.04             4.85

                   2.50             5.10

                   2.23             4.75

 1/97              2.08             4.50

                   1.84             4.60

                   1.60             4.20

                   1.40             4.30

 3/98              1.40             4.50
 ----------------------------------------------

(Chart indicates a 3.10% spread between the 10-year municipal bonds at 4.50% (3/98) and the CPI at 1.40% (3/98).)

Municipal yields represented by 10-year, AAA-rated municipal bonds.

Inflation represented by CPI (Consumer Price Index).

Sources:  Salomon Brothers; Datastream
----------



most recent fiscal year, yields of 10-year Treasury bonds declined 1.3 percentage points and their prices rose 9.3%, while yields of comparable municipal bonds declined almost three quarters of a percentage point and their prices increased 5.2%.

It's important to note that in the current environment of lower municipal bond yields, "real" interest rates -- interest rates minus increases in the CPI, a recognized barometer of inflation -- have rarely been higher. Real interest rates depict the level of income bondholders actually earn, taking into account the erosion in value of their principal from inflation. The chart above illustrates the widening gap between yield levels and inflation since March 1995.

                        Noncallable Bonds Remain a Focus

As a means of locking in a substantial income stream for Scudder Massachusetts Tax Free Fund over time, we continue to emphasize 10- to 20-year noncallable bonds. As of March 31, over 40% of the Fund's securities had maturities in this range. During the Fund's most recent fiscal year, we sold bonds with weaker call protection and purchased additional noncallable bonds that were attractively priced. We also continue to look for opportunities to add high-yielding BBB-rated and non-rated bonds to the portfolio. Higher yielding bonds, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. Overall, the Fund held 16% of bonds in the BBB-rated and nonrated categories as of the end of March. (For a summary of the Fund's quality, diversification, and maturity structure, see page 5.) Lastly, our continuing goal is to have an average effective maturity similar to that of the Lehman Brothers Municipal Bond Index, the Fund's benchmark, but with a superior, call-protected structure. As of March 31, the Fund's average effective maturity was approximately 9 years.

Overall portfolio quality remains high, with 83% of portfolio securities rated A or better at the close of the period. We continue to invest in a broad selection of Massachusetts municipal bonds, including hospital/health, general obligation, and higher education bonds.

Over the long term, we seek to provide a competitive level of federal and state


                     7 - Scudder Massachusetts Tax Free Fund
tax-exempt income for Fund investors -- with total return as an additional objective -- by concentrating on three broad categories of Massachusetts municipal bonds:

o Noncallable bonds, which an issuer cannot redeem before the maturity date. When interest rates fall, bond issuers tend to reduce their borrowing expenses by redeeming existing "callable" bonds and issuing new securities that pay lower interest rates. Noncallable bonds provide a relatively stable stream of income and solid price appreciation potential over time. As of March 31, 46% of bonds the Fund held were noncallable.

o Steeply discounted callable bonds, which are unlikely to be subject to early redemption at par value by their issuers.

o "Cushion" bonds. We balance the Fund's long maturity bonds by purchasing so-called cushion bonds -- bonds with high coupons that compensate investors for the fact that they can be redeemed by their issuer in a relatively short time.

                                     Outlook

In the words of Federal Reserve Chairman Greenspan, the U.S. economy delivered "exemplary performance" in 1997, with real GNP growth of 3.8%. We believe this level of growth will be difficult to maintain in 1998 because of two current drags on the economy -- burdensome consumer debt, and a high level of corporate write-offs -- and one that still looms -- possible economic fallout from Asia's troubles. Any slowdown from current levels of growth would provide a basis for a sustained decline in interest rates and favorable bond market performance. At


                    8 - Scudder Massachusetts Tax Free Fund
the same time, we believe that the Fed will stand ready to raise interest rates at the first sign of runaway growth.

We will continue our focus on 10-20 year noncallable municipal bonds as we seek to boost yield and achieve attractive long-term returns for our investors. At the same time, we will attempt to limit volatility by maintaining a neutral average maturity and high overall credit quality as we pursue double-tax-free income and competitive total return for Scudder Massachusetts Tax Free Fund shareholders.

Sincerely,

Your Portfolio Management Team

/s/Philip G. Condon      /s/Kathleen A. Meany

Philip G. Condon         Kathleen A. Meany


                              Scudder Massachusetts
                                 Tax Free Fund:
                          A Team Approach to Investing

  Scudder Massachusetts Tax Free Fund is managed by a team of Scudder Kemper Investments, Inc. ("the Adviser") professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.


  Philip G. Condon, Lead Portfolio Manager of the Fund, joined the Adviser in 1983 and has 18 years of experience in municipal investing and portfolio management. Mr. Condon has had responsibility for Scudder Massachusetts Tax Free Fund since 1989. Kathleen A. Meany, Portfolio Manager of the Fund, has worked on Scudder Massachusetts Tax Free Fund since 1988. Ms. Meany joined the Adviser in 1988 and has 21 years of municipal investment and portfolio management experience.


                     9 - Scudder Massachusetts Tax Free Fund

                          Glossary of Investment Terms


 BOND An interest-bearing security issued by the federal, state, or local government or a corporation that obligates the issuer to pay the bondholder a specified amount of interest for a stated period -- usually a number of years -- and to repay the face amount of the bond at its maturity date.

 GENERAL OBLIGATION BOND          A municipal bond backed by the "full faith
                                  and credit" (including the taxing and further borrowing power) of the city, state, or agency that issues the bond. A general obligation bond is repaid with the issuer's general revenue and borrowings.

 INFLATION                        An overall increase in the prices of goods
                                  and services, as happens when business and consumer spending increases relative to the supply of goods available in the marketplace
                                  -- in other words, when too much money is chasing too few goods. High inflation has a negative impact on the prices of fixed-income securities.

 MUNICIPAL BOND                   An interest-bearing debt security issued by a
                                  state or local government entity.

 NET ASSET VALUE (NAV)            The price per share of a mutual fund based on
                                  the sum of the market value of all the
                                  securities owned by the fund divided by the number of outstanding shares.

 TAXABLE EQUIVALENT YIELD         The level of yield a fully taxable instrument
                                  would have to provide to equal that of a tax-free municipal bond on an after-tax basis.

 30-DAY SEC YIELD                 The standard yield reference for bond funds,
                                  based on a formula prescribed by the SEC.
                                  This annualized yield calculation reflects the 30-day average of the income earnings of every holding in a given fund's portfolio, net of expenses, assuming each is held to maturity.

 TOTAL RETURN                     The most common yardstick to measure the
                                  performance of a fund. Total return --
                                  annualized or compound -- is based on a
                                  combination of share price changes plus
                                  income and capital gain distributions, if any, expressed as a percentage gain or loss in value.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)

                    10 - Scudder Massachusetts Tax Free Fund

                                Investment Portfolio as of March 31, 1998


                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Long-Term Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Boston, MA, General Obligation, Series A, 6.5%, 7/1/12 (c) ....................   2,320,000          AAA             2,540,609
Boston, MA, Industrial Development Authority, Springhouse Project, 9.25%,
  7/1/25 ......................................................................   2,000,000          NR              2,499,600
Chicopee, MA, Electric Revenue, ETM, 7.125%, 1/1/17** .........................   1,210,000          AAA             1,473,974
Easton, MA, General Obligation, Series 1997, 5%, 10/1/17 (c) ..................   1,205,000          AAA             1,185,841
Haverhill, MA, Unlimited Tax, General Obligation, Series A, 7%, 6/15/12 (c) ...     600,000          AAA               675,414
Holyoke, MA, General Obligation, Series 1996A, 6%, 6/15/09 (c) ................   1,560,000          AAA             1,698,388
Mashpee, MA, General Obligation:
  Series 1997, 5.125%, 2/1/11 (c) .............................................   1,025,000          AAA             1,053,905
  Series 1997, 5.35%, 2/1/12 (c) ..............................................   1,525,000          AAA             1,590,697
Massachusetts Bay Transportation Authority:
  Certificates of Participation, 7.75%, 1/15/06 ...............................   1,000,000          A               1,169,880
  General Transportation System:
   Series A, 5.4%, 3/1/07 .....................................................   8,325,000          A               8,863,711
   Series A, 5.5%, 3/1/09 .....................................................   1,000,000          A               1,072,970
   Series A, 5.5%, 3/1/12 .....................................................   3,000,000          A               3,211,260
   Series B, 6.2%, 3/1/16 .....................................................   2,100,000          A               2,406,663
   Series C, 6.1%, 3/1/13 .....................................................   1,250,000          A               1,403,125
Massachusetts General Obligation:
  Consolidated Loan, Series A, 7.5%, 6/1/04 ...................................  12,400,000          A              14,244,004
  Hynes Convention Center, Zero Coupon, 9/1/04 ................................   2,000,000          A               1,516,480
  Series 96A, 6%, 11/1/10 .....................................................  10,000,000          A              11,234,000
  Series A, ETM, 6.5%, 6/1/08** ...............................................   3,170,000          AAA             3,481,389
  Series A, 6.5%, 6/1/08 ......................................................     330,000          A                 361,885
  Series B, 6.5%, 8/1/08 ......................................................   5,400,000          A               6,313,464
  Series C, Zero Coupon, 12/1/04 ..............................................   8,415,000          A               6,312,092
Massachusetts Health & Educational Facilities Authority:
  Anna Jaques Hospital, Series B, 6.875%, 10/1/12 .............................   2,000,000          BBB             2,163,380
  Berkshire Health System, Series D, 5.6%, 10/1/08 (c) ........................   1,760,000          AAA             1,904,954
  Boston College, Series 1993K, 5.25%, 6/1/09 .................................   2,880,000          A               3,031,574
  Charlton Memorial Hospital, Series B, 7.25%, 7/1/07 .........................  10,000,000          A              11,114,000
  Community College Program, Series A, 6.5%, 10/1/09 (c) ......................   1,000,000          AAA             1,113,060

    The accompanying notes are an integral part of the financial statements.


                    11 - Scudder Massachusetts Tax Free Fund


                                                                                            Credit
                                                                          Principal        Rating (b)         Market
                                                                         Amount ($)        (Unaudited)       Value ($)
-----------------------------------------------------------------------------------------------------------------------------
Cooley Dickenson Hospital Inc.:
 Series B, 5.25%, 11/15/10 (c) ........................................  2,005,000          AAA             2,078,463
 Prerefunded 5/15/03, 7.125%, 11/15/18* ...............................  2,035,000          AAA             2,287,767
Deaconess Hospital, Series B, 6.625%, 4/1/12 (c) ......................  2,000,000          AAA             2,213,100
Hallmark Health System, Series 1997A, 5%, 7/1/11 (c) ..................  1,750,000          AAA             1,751,453
Lowell General Hospital, Series 1996B, 5.2%, 6/1/10 (c) ...............  1,180,000          AAA             1,226,150
Massachusetts General Hospital, Series F, 6.25%, 7/1/12 (c) ...........  5,000,000          AAA             5,670,000
Medical Academic & Scientific, Series B, 6.5%, 1/1/09 .................  5,000,000          AAA             5,484,300
Medical Center of Central Massachusetts, Series A, 7%, 7/1/12 (c) .....  3,600,000          AAA             3,925,548
Melrose-Wakefield, Series 1996C, 6%, 7/1/12 ...........................  1,000,000          NR              1,080,000
Milford-Whitinsville Regional, Series 1998C, 5.75%, 7/15/13 ...........  1,750,000          BBB             1,830,780
Newton-Wellesley Hospital:
 Series E, 5.9%, 7/1/11 (c) ...........................................  3,015,000          AAA             3,266,662
 Series 1997G, 6%, 7/1/12 (c) .........................................  1,000,000          AAA             1,093,720
North Adams Regional Hospital, Series C, 6.625%, 7/1/18 ...............  1,560,000          BBB             1,690,572
Northeastern University:
 Series E, 6.4%, 10/1/07 (c) ..........................................  1,000,000          AAA             1,100,740
 Series E, 6.5%, 10/1/12 (c) ..........................................    450,000          AAA               494,631
Partners Healthcare, Series 1997A, 5.25%, 7/1/13 (c) ..................  2,000,000          AAA             2,021,860
South Shore Hospital, 6.5%, 7/1/10 (c) ................................  2,500,000          AAA             2,722,475
Southcoast Health System:
 Series 1998A, 5.5%, 7/1/10 (c) .......................................  1,570,000          AAA             1,664,797
 Series 1998A, 5%, 7/1/18 (c) .........................................  3,725,000          AAA             3,609,413
St. Luke's Hospital New Bedford, Series C, Yield Curve Notes, 7.32%,
   8/15/10 (c)*** .....................................................  3,400,000          AAA             3,829,250
Stonehill College, Series E, 6.55%, 7/1/12 (c) ........................  5,000,000          AAA             5,485,050
Suffolk University, Series 1996C, 5.65%, 7/1/11 (c) ...................  1,045,000          AAA             1,107,825
Tufts University, Series C, 7.4%, 8/1/18 ..............................    530,000          A                 547,013
Massachusetts Housing Finance Project Refunding Revenue:
  Residential Development, Series C, 6.875%, 11/15/11 ................. 15,250,000          AAA            16,598,704
  Series A, 6.3%, 10/1/13 .............................................  7,000,000          A               7,430,150
  Series A, 6.375%, 4/1/21 ............................................  3,905,000          A               4,138,480
  Series B, 6.05%, 12/1/09 (c) ........................................  3,000,000          AAA             3,092,880
  Single-Family Housing Revenue, Series 44, 5.9%, 12/1/13 .............  3,000,000          AA              3,126,900

    The accompanying notes are an integral part of the financial statements.


                    12 - Scudder Massachusetts Tax Free Fund


                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency:
  Assisted Living Facilities Revenue, TNG Marina Bay LLC Project, Series 1997,
     7.5%, 12/1/27 ............................................................   1,000,000          NR              1,012,080
  Babson College, Series 1997A, 5.375%, 10/1/17 ...............................   1,700,000          A               1,728,458
  College of the Holy Cross:
   Issue II, 6.375%, 11/1/09 ..................................................   1,000,000          AAA             1,105,870
   Series 1996, 5.25%, 3/1/09 (c) .............................................   1,190,000          AAA             1,247,132
   Series 1996, 5.5%, 3/1/16 (c) ..............................................   5,000,000          AAA             5,189,400
  Concord Academy, Series 1997, 5.45%, 9/1/17 .................................   1,205,000          BBB             1,204,940
  Dana Hall School, Series 1997A, 5.7%, 7/1/13 ................................   1,000,000          BBB             1,048,520
  Deerfield Academy, 5.125%, 10/1/17 ..........................................   1,520,000          AAA             1,511,655
  Dexter School Project, Series 1997, 5.4%, 5/1/13 (c) ........................   1,000,000          AAA             1,034,540
  East Boston Neighborhood, Series 1996, 7.625%, 7/1/26 .......................   2,750,000          BB              2,869,295
  Edgewood Retirement Community, Series A, 9%, 11/15/25 .......................   1,650,000          NR              2,038,262
  First Mortgage, Evanswood Bethzatha, Series A, 7.875%, 1/15/20 ..............   1,000,000          NR              1,076,180
  Massachusetts Biomedical Research Corp.:
   Series A, Zero Coupon, 8/1/00 ..............................................   2,860,000          A               2,600,398
   Series A, Zero Coupon, 8/1/01 ..............................................   3,650,000          A               3,170,500
   Series A, Zero Coupon, 8/1/02 ..............................................   3,650,000          A               3,026,471
  Merrimack College:
   Series 1997, 5%, 7/1/11 (c) ................................................   1,490,000          AAA             1,509,087
   Series 1997, 5%, 7/1/12 (c) ................................................   1,560,000          AAA             1,566,552
   Series 1997, 5%, 7/1/17 (c) ................................................   1,000,000          AAA               981,740
  Nantucket Electric AMT:
   Series 1996A, 5.75%, 7/1/08 (c) ............................................   1,400,000          AAA             1,516,004
   Series 1996A, 5.75%, 7/1/09 (c) ............................................   1,400,000          AAA             1,501,878
   Series 1996A, 5.875%, 7/1/17 (c) ...........................................   2,000,000          AAA             2,118,260
  Pollution Control Revenue:
   Boston Edison Company, Series A, 5.75%, 2/1/14 .............................   2,000,000          BBB             2,069,880
   Eastern Edison Company Project, 5.875%, 8/1/08 .............................   4,750,000          BBB             4,921,095
  Provider Lease Program, Series A-1, 8.4%, 7/15/08 ...........................   1,805,000          NR              1,818,014
  Resource Recovery, North Andover Solid Waste, Series A, 6.3%, 7/1/05 ........   6,500,000          BBB             7,039,955
  Solid Waste Disposal, Peabody Monofil Project, 9%, 9/1/05 ...................   2,905,000          NR              3,193,263
  Sturdy Memorial Hospital, 7.9%, 6/1/09 ......................................   1,735,000          BBB             1,828,985
  Worcester Polytechnical Institute:
   Series 1997, 5%, 9/1/10 (c) ................................................   1,645,000          AAA             1,682,309

    The accompanying notes are an integral part of the financial statements.


                    13 - Scudder Massachusetts Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------------
   Series 1997 II, 5.125%, 9/1/11 (c) ..........................................  1,300,000          AAA             1,331,122
   Series 1997 II, 5.125%, 9/1/16 (c) ..........................................  2,600,000          AAA             2,595,580
Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue:
  Series A, 6.75%, 7/1/06 ......................................................  2,855,000          BBB             3,111,979
  Series A, 5.1%, 7/1/08 (c) ...................................................    840,000          AAA               876,750
  Series B, 6.75%, 7/1/08 ......................................................  9,000,000          BBB             9,824,670
  Series B, 4.95%, 7/1/09 (c) ..................................................  1,575,000          AAA             1,593,050
  Series C, 6.625%, 7/1/10 .....................................................  1,000,000          BBB             1,079,240
  Series C, 6.625%, 7/1/10 (c) .................................................  3,500,000          AAA             3,849,580
Massachusetts Port Authority Revenue:
  Series 1997A, 5.125%, 7/1/16 .................................................  3,500,000          AA              3,493,945
  Series 1998A, 5.75%, 7/1/10 ..................................................  2,000,000          AA              2,195,680
  Series 1998A, 5.75%, 7/1/12 ..................................................  2,350,000          AA              2,578,303
  Series 1998A, 5.5%, 7/1/15 ...................................................  2,670,000          AA              2,788,468
  Series 1998A, 5.5%, 7/1/16 ...................................................  1,650,000          AA              1,718,607
  Special Facilities USAir Project, Series 1996A, 5.75%, 9/1/16 (c)               1,000,000          AAA             1,051,150
  Tax Exempt Receipts, ETM, Zero Coupon until 7/1/03 then 13%, 7/1/13**           1,000,000          AAA             1,047,950
Massachusetts Special Obligation Revenue, Series 1996A, 5.5%, 6/1/11 (c)          5,000,000          AAA             5,278,150
Massachusetts Turnpike Authority, Metropolitan Highway System:
  Series 1997A, 5%, 1/1/10 .....................................................  2,000,000          A               2,023,080
  Series 1997A, 5%, 1/1/11 .....................................................  3,000,000          A               3,009,690
Massachusetts Water Pollution Abatement Trust, Pooled Loan Program:
  Series 2, 5.625%, 2/1/10 .....................................................  2,820,000          AAA             3,010,801
  Series 2, 5.7%, 2/1/15 .......................................................  1,150,000          AAA             1,213,549
Massachusetts Water Resource Authority:
  Series A, 6.5%, 7/15/09 ...................................................... 15,000,000          A              17,573,250
  Series A, 6.5%, 7/15/19 ......................................................  3,000,000          A               3,558,810
  Series B, 6%, 11/1/08 ........................................................  5,785,000          A               6,217,429
  General Revenue, Series A, 5.5%, 8/1/13 (c) ..................................  1,445,000          AAA             1,548,924
  General Revenue, Series A, 5.5%, 8/1/14 (c) ..................................  1,745,000          AAA             1,865,702
  General Revenue, Series C, 5.25%, 12/1/08 ....................................  2,705,000          A               2,847,067
  General Revenue, Series C, 5.25%, 12/1/15 ....................................  4,030,000          A               4,146,991
Nantucket, MA, General Obligation:
  6.8%, 12/1/11 ................................................................  1,000,000          AAA             1,107,490
  Series 1997, 5%, 7/15/17 (c) .................................................  2,710,000          AAA             2,660,461

    The accompanying notes are an integral part of the financial statements.


                    14 - Scudder Massachusetts Tax Free Fund


                                                                                                       Credit
                                                                                     Principal        Rating (b)         Market
                                                                                    Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------------
New England Educational Loan Marketing Corporation, Massachusetts Student Loan
  Revenue, 5.7%, 7/1/05 ........................................................      6,250,000          A               6,563,188
North Attleboro, MA, General Obligation, Series 1997, 5%, 3/1/11 (c) ...........      1,120,000          AAA             1,136,038
Somerville, MA, General Obligation, Series 1997, 5.25%, 2/15/12 (c) ............      1,180,000          AAA             1,215,424
Springfield, MA, General Obligation:
  5%, 9/1/09 ...................................................................      1,000,000          AAA             1,028,010
  Series 1996, 5.3%, 8/1/11 (c) ................................................      1,250,000          AAA             1,295,000
University of Massachusetts, Building Authority Revenue:
  Series B, 6.625%, 5/1/09 .....................................................      2,415,000          A               2,832,336
  Series B, 6.625%, 5/1/10 .....................................................      2,575,000          A               3,037,032
  Series B, 6.75%, 5/1/11 ......................................................      2,745,000          A               3,284,200
  Series B, 6.875%, 5/1/14 .....................................................      1,300,000          A               1,567,124
Worcester, MA, General Obligation:
  Prerefunded 5/15/02, 6.9%, 5/15/05 (c)* ......................................      1,850,000          AAA             2,072,666
  Prerefunded 5/15/06, 6.9%, 5/15/06 (c)* ......................................      1,500,000          AAA             1,680,540
Puerto Rico
Puerto Rico Highway and Transportation Authority, Highway Revenue, Series 1996 Y,
  6.25%, 7/1/14 ................................................................      2,000,000          A               2,278,120
------------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $341,585,927)                                                              369,002,871
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $341,585,927) (a)                                                           369,002,871
------------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $341,585,927. At March 31, 1998, net unrealized appreciation for all securities based on tax cost was $27,416,944. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $27,649,806 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $232,862.

(b) All of the securities held have been determined by the Adviser to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) have been determined to be of comparable quality to rated eligible securities.

(c)   Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.

* Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

*** Inverse floating rate notes are instruments whose yields have an inverse relationship to benchmark interest rates. These securities are shown at their rate as of March 31, 1998.

    The accompanying notes are an integral part of the financial statements.


                    15 - Scudder Massachusetts Tax Free Fund

                                           Financial Statements

                                   Statement of Assets and Liabilities
                                           as of March 31, 1998

 Assets
 ----------------------------------------------------------------------------------------------------------------------------

                  Investments, at market (identified cost $341,585,927) .............        $ 369,002,871
                  Cash ..............................................................              149,970
                  Interest receivable ...............................................            5,603,698
                  Receivable for Fund shares sold ...................................              217,649
                  Other assets ......................................................                4,969
                                                                                             ----------------
                  Total assets ......................................................          374,979,157
 Liabilities
 ----------------------------------------------------------------------------------------------------------------------------
                  Payable for Fund shares redeemed ..................................              177,662
                  Dividends payable .................................................              619,137
                  Accrued management fee ............................................              186,239
                  Other payables and accrued expenses ...............................               90,293
                                                                                             ----------------
                  Total liabilities .................................................            1,073,331
                  -------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $ 373,905,826
                  -------------------------------------------------------------------------------------------
 Net Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Net unrealized appreciation (depreciation) on investments .........           27,416,944
                  Accumulated net realized loss .....................................           (2,165,561)
                  Paid-in capital ...................................................          348,654,443
                  -------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $ 373,905,826
                  -------------------------------------------------------------------------------------------
 Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                     ($373,905,826 / 26,075,571 outstanding shares of beneficial
                     interest, $.01 par value, unlimited number of shares                    ----------------
                     authorized)                                                                    $14.34
                                                                                             ----------------

    The accompanying notes are an integral part of the financial statements.


                    16 - Scudder Massachusetts Tax Free Fund


                                         Statement of Operations
                                        year ended March 31, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                  Income:
                  Interest ..........................................................        $  20,136,913
                                                                                             ----------------
                  Expenses:
                  Management fee ....................................................            2,110,713
                  Services to shareholders ..........................................              271,743
                  Custodian and accounting fees .....................................              113,710
                  Trustees' fees and expenses .......................................               24,368
                  Reports to shareholders ...........................................               43,721
                  Auditing ..........................................................               42,407
                  Legal .............................................................               18,135
                  Other .............................................................               48,212
                                                                                             ----------------
                                                                                                 2,673,009
                  -------------------------------------------------------------------------------------------
                  Net investment income                                                         17,463,904
                  -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                  Net realized gain (loss) from:
                  Investments .......................................................            1,468,337
                  Futures ...........................................................              (29,483)
                                                                                             ----------------
                                                                                                 1,438,854
                                                                                             ----------------
                  Net unrealized appreciation (depreciation) during the period on:
                  Investments .......................................................           13,674,586
                  Futures ...........................................................               48,023
                                                                                             ----------------
                                                                                                13,722,609
                  -------------------------------------------------------------------------------------------
                  Net gain (loss) on investments transactions                                   15,161,463
                  -------------------------------------------------------------------------------------------

                  -------------------------------------------------------------------------------------------
                  Net increase (decrease) in net assets resulting from operations            $  32,625,367
                  -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                    17 - Scudder Massachusetts Tax Free Fund

                       Statements of Changes in Net Assets


                                                                                  Years Ended March 31,
 Increase (Decrease) in Net Assets                                                1998              1997
 ---------------------------------------------------------------------------------------------------------------------------
                Operations:
                Net investment income ...................................... $ 17,463,904      $ 16,486,395
                Net realized gain (loss) from investment transactions ......    1,438,854            66,607
                Net unrealized appreciation (depreciation) on investment
                  transactions during the period ...........................   13,722,609           213,202
                                                                             ----------------  ---------------
                Net increase (decrease) in net assets resulting from
                  operations ...............................................   32,625,367        16,766,204
                                                                             ----------------  ---------------
                Distributions to shareholders from net investment income ...  (17,463,904)      (16,486,395)
                                                                             ----------------  ---------------
                Fund share transactions:
                Proceeds from shares sold ..................................   80,795,273        61,413,587
                Net asset value of shares issued to shareholders in
                  reinvestment of distributions ............................   10,415,340         9,637,952
                Cost of shares redeemed ....................................  (62,308,419)      (55,774,105)
                                                                             ----------------  ---------------
                Net increase (decrease) in net assets from Fund share
                  transactions .............................................   28,902,194        15,277,434
                                                                             ----------------  ---------------
                Increase (decrease) in net assets ..........................   44,063,657        15,557,243
                Net assets at beginning of period ..........................  329,842,169       314,284,926
                                                                             ----------------  ---------------
                Net assets at end of period ................................ $373,905,826      $329,842,169
                                                                             ----------------  ---------------
 Other Information
 ---------------------------------------------------------------------------------------------------------------------------
                Increase (decrease) in Fund shares
                Shares outstanding at beginning of period ..................   24,047,228        22,942,284
                                                                             ----------------  ---------------
                Shares sold ................................................    5,700,172         4,465,949
                Shares issued to shareholders in reinvestment of
                  distributions ............................................      735,264           700,390
                Shares redeemed ............................................   (4,407,093)       (4,061,395)
                                                                             ----------------  ---------------
                Net increase (decrease) in Fund shares .....................    2,028,343         1,104,944
                                                                             ----------------  ---------------
                Shares outstanding at end of period ........................   26,075,571        24,047,228
                                                                             ----------------  ---------------

    The accompanying notes are an integral part of the financial statements.


                    18 - Scudder Massachusetts Tax Free Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                      Years Ended March 31,
                                        1998       1997       1996      1995        1994

---------------------------------------------------------------------------------------------
Net asset value, beginning of         ---------------------------------------------------
   period .........................   $ 13.72    $ 13.70    $ 13.33    $ 13.16    $ 13.61
                                      ---------------------------------------------------
Income from investment operations:
Net investment income .............       .70        .70        .72        .74        .81
Net realized and unrealized gain
   (loss) on investment
   transactions ...................       .62        .02        .37        .18       (.33)
                                      ---------------------------------------------------
Total from investment operations ..      1.32        .72       1.09        .92        .48
                                      ---------------------------------------------------
Less distributions:
From net investment income ........      (.70)      (.70)      (.72)      (.74)      (.81)
From net realized gains on
   investment transactions ........        --         --         --         --       (.08)
In excess of net realized gains ...        --         --         --       (.01)      (.04)
                                      ---------------------------------------------------
Total distributions ...............      (.70)      (.70)      (.72)      (.75)      (.93)
                                      ---------------------------------------------------
Net asset value, end of               ---------------------------------------------------
   period .........................   $ 14.34    $ 13.72    $ 13.70    $ 13.33    $ 13.16
-----------------------------------------------------------------------------------------
Total Return (%) (b) ..............      9.82       5.39       8.28       7.37       3.37
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ...................       374        330        314        296        332
Ratio of operating expenses, net to
   average daily net assets (%) ...       .76        .76        .75        .47        .07
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ...........       .76        .76        .76        .77        .77
Ratio of net investment income to
   average daily  net assets (%) ..      4.97       5.12       5.23       5.73       5.80
Portfolio turnover rate (%) .......       8.4       11.5       20.9       10.2       17.0

                                                      Years Ended March 31,
                                        1993       1992       1991       1990       1989
---------------------------------------------------------------------------------------------
Net asset value, beginning of         ----------------------------------------------------
   period .........................   $ 12.81    $ 12.44    $ 12.25    $ 12.23     $ 12.28
                                      ----------------------------------------------------
Income from investment operations:
Net investment income .............       .84        .81        .83        .82         .81
Net realized and unrealized gain
   (loss) on investment
   transactions ...................       .96        .46        .19        .13         .22
                                      ----------------------------------------------------
Total from investment operations ..      1.80       1.27       1.02        .95        1.03
                                      ----------------------------------------------------
Less distributions:
From net investment income ........      (.84)      (.81)      (.83)      (.82)       (.88)
From net realized gains on
   investment transactions ........      (.16)      (.09)        --       (.11)(a)    (.20)
In excess of net realized gains ...        --         --         --         --          --
                                      ----------------------------------------------------
Total distributions ...............     (1.00)      (.90)      (.83)      (.93)      (1.08)
                                      ----------------------------------------------------
Net asset value, end of               ----------------------------------------------------
   period .........................   $ 13.61    $ 12.81    $ 12.44    $ 12.25     $ 12.23
------------------------------------------------------------------------------------------
Total Return (%) (b) ..............     14.59      10.46       8.60       7.89        9.50
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ...................       267        120         67         46          31
Ratio of operating expenses, net to
   average daily net assets (%) ...        --        .48        .60        .60         .51
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ...........       .83        .93       1.05       1.16        1.20
Ratio of net investment income to
   average daily  net assets (%) ..      6.36       6.38       6.72       6.60        7.23
Portfolio turnover rate (%) .......      29.6       23.2       27.1       45.5       110.5

(a) Includes $.01 per share distributions in excess of realized gains pursuant to Internal Revenue Code Section 4982.

(b) Total returns would have been lower had certain expenses not been reduced through March 31, 1996.


                    19 - Scudder Massachusetts Tax Free Fund

                         Notes to Financial Statements

                   A. Significant Accounting Policies

Scudder Massachusetts Tax Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are currently six series in the Trust.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities other than money market securities are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date).

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no provision for federal income taxes was required.

At March 31, 1998, the Fund had a net tax basis capital loss carryforward of approximately $66,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2005, the expiration date.


                    20 - Scudder Massachusetts Tax Free Fund

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in futures contracts. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

During the year ended March 31, 1998, purchases and sales of municipal securities (excluding short-term investments) aggregated $60,276,400 and $29,046,068, respectively.

The aggregate face value of future contracts closed during the year ended March 31, 1998 was $3,396,773.

                               C. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund.

Under the Management Agreement with Scudder Kemper, the Fund agrees to pay the Adviser a fee equal to an annual rate of approximately 0.60% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. For the year ended March 31, 1998, the fees pursuant to these agreements amounted to $2,110,713, of which $186,239 was unpaid at March 31, 1998.


                    21 - Scudder Massachusetts Tax Free Fund

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended March 31, 1998, the amount charged to the Fund by SSC aggregated $194,865, of which $16,255 was unpaid at March 31, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended March 31, 1998, the amount charged to the Fund by SFAC aggregated $63,206, of which $5,531 was unpaid at March 31, 1998.

The Trust pays each Trustee not affiliated with the Adviser an annual retainer, divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1998, Trustees' fees and expenses charged to the Fund aggregated $24,368.


                    22 - Scudder Massachusetts Tax Free Fund

                        Report of Independent Accountants

To the Trustees of Scudder State Tax Free Trust and the Shareholders of Scudder Massachusetts Tax Free Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Massachusetts Tax Free Fund, including the investment portfolio, as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Massachusetts Tax Free Fund as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P
May 4, 1998


                    23 - Scudder Massachusetts Tax Free Fund

                                Tax Information

Of the dividends paid by the Fund from net investment income for the year ended March 31, 1998, 100% constituted exempt interest dividends for regular federal income tax and Massachusetts personal income tax purposes.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                    24 - Scudder Massachusetts Tax Free Fund

                           Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Scudder Massachusetts Tax Free Fund (the "Fund") was held on October 24, 1997, at the office of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), Two International Place, Boston, Massachusetts 02110. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide shareholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For           Against         Abstain         Broker Non-Votes*
         ---           -------         -------         -----------------

      17,061,825       645,121         506,611                 0

2.    To elect Trustees.

                                                 Number of Votes:
                                                 ----------------

                   Trustee                For                      Withheld
                   -------                ---                      --------

      Henry P. Becton, Jr.             17,581,462                  632,095

      Dawn-Marie Driscoll              17,623,454                  590,104

      Peter B. Freeman                 17,589,052                  624,506

      George M. Lovejoy, Jr.           17,611,240                  602,318

      Wesley W. Marple, Jr.            17,620,566                  592,992

      Daniel Pierce                    17,602,883                  610,675

      Kathryn L. Quirk                 17,598,178                  615,380

      Jean C. Tempel                   17,628,187                  585,371

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                Number of Votes:
                                ----------------

         For            Against        Abstain         Broker Non-Votes*
         ---            -------        -------         -----------------

      15,370,943       1,093,227       883,130              866,257

                    25 - Scudder Massachusetts Tax Free Fund

4. To approve certain amendments to the Declaration of Trust. Sufficient proxies had not been received by December 2, 1997 to approve the amendments to the Declaration of Trust. Management has determined not to continue to seek shareholder approval for this item.

                                Number of Votes:
                                ----------------

         For           Against         Abstain         Broker Non-Votes*
         ---           -------         -------         -----------------

      15,873,763       809,014         880,687              766,530

5. To approve the revision of certain fundamental investment policies.


                                                                      Number of Votes:
                                                                      ----------------
                                                                                                     Broker
             Fundamental Policies                 For             Against          Abstain         Non-Votes*
             --------------------                 ---             -------          -------         ----------

         5.1   Diversification                 15,671,815         777,498          897,987           866,257
         5.2   Borrowing                       15,614,909         830,202          902,188           866,257
         5.3   Senior securities               15,654,296         791,276          901,728           866,257
         5.4   Concentration                   15,651,955         793,617          901,728           866,257
         5.5   Loans                           15,649,449         796,123          901,728           866,257
         5.6   Underwriting of securities      15,665,478         780,094          901,728           866,257
         5.7   Investment in real estate       15,643,074         802,498          901,728           866,257
         5.8   Purchase of physical            15,648,938         800,375          897,987           866,257
               commodities
         5.9   Investment in Massachusetts     15,677,580         768,216          901,504           866,257
               municipal securities
         5.10  Tax diversification             15,678,257         763,798          905,245           866,257

6. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

             For                      Against                    Abstain
             ---                      -------                    -------

          17,319,602                  383,796                    510,159

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                    26 - Scudder Massachusetts Tax Free Fund

                                    This Page
                                  intentionally
                                   left blank.



                    27 - Scudder Massachusetts Tax Free Fund

                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow;
President, Driscoll Associates

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Professor of Business
Administration, Northeastern
University, College of Business
Administration

Kathryn L. Quirk*
Trustee; Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Donald C. Carleton*
Vice President

Philip G. Condon*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Jeremy L. Ragus*
Vice President

Rebecca Wilson*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Treasurer

John R. Hebble*
Assistant Treasurer

Caroline Pearson*
Assistant Secretary



                        *Scudder Kemper Investments, Inc.

                    28 - Scudder Massachusetts Tax Free Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                    29 - Scudder Massachusetts Tax Free Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                    30 - Scudder Massachusetts Tax Free Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                    31 - Scudder Massachusetts Tax Free Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
Massachusetts
Limited Term
Tax Free Fund


Semiannual Report
April 30, 1998

Pure No-Load(TM) Funds


A fund seeking to provide as high a
level of income exempt from
Massachusetts state personal income and
regular federal income tax as is
consistent with a high degree of price
stability.

A pure no-load(TM) fund with no
commissions to buy, sell, or exchange
shares.

SCUDDER [logo]

                Scudder Massachusetts Limited Term Tax Free Fund

--------------------------------------------------------------------------------
                                Total Net Assets as of
Date of Inception:  2/15/94     4/30/98: $93.0 million     Ticker Symbol:  SMLFX
--------------------------------------------------------------------------------


o As of April 30, 1998, Scudder Massachusetts Limited Term Tax Free Fund's 30-day net annualized SEC yield was 3.62%, equivalent to a 6.81% taxable yield for Massachusetts investors subject to the 46.85% combined federal and state income tax rate.


o For the semiannual period ended April 30, 1998, Scudder Massachusetts Limited Term Tax Free Fund posted a total return of 1.76%. The Fund's return outpaced the average performance of the Fund's peers over six-month, one-year, and three-year periods, according to Lipper Analytical Services.


o Scudder Massachusetts Limited Term Tax Free Fund received a four-star rating from Morningstar, reflecting an "above-average" rating for risk-adjusted performance through April 30, 1998.*


                                Table of Contents

3  Letter from the Fund's President      12  Financial Statements
4  Performance Update                    15  Financial Highlights
5  Portfolio Summary                     16  Notes to Financial Statements
6  Portfolio Management Discussion       20  Officers and Trustees
8  Glossary of Investment Terms          21  Investment Products and Services
9  Investment Portfolio                  22  Scudder Solutions


* For your information, these ratings are subject to change every month and are calculated from a Fund's average semiannual return in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below T-bill returns. The Fund received four stars for three-year performance, and was rated among 1,547 funds for the period. Of the funds rated, 10% received five stars, and 22.5% received four stars. Past performance is no guarantee of future returns.



               2-Scudder Massachusetts Limited Term Tax Free Fund

                        Letter from the Fund's President


Dear Shareholders,

     We are pleased to report to you concerning Scudder Massachusetts Limited Term Tax Free Fund's performance over its most recent semiannual period ended April 30, 1998. As of this date, the Fund provided a 6.81% tax equivalent yield based on the maximum federal and state tax rates. In addition, the Fund earned a four-star Morningstar rating as of April 30. Please read the portfolio management discussion beginning on page 6 for more information about the Fund's performance.

     More good news -- Massachusetts' economic revival continues unabated. The Commonwealth's unemployment level is at a nine-year low, per capita income is significantly higher than the national average, and officials project a large budget surplus for the 1998 fiscal year. Please read the "Massachusetts Update" on page 6 for additional details.

     For those of you interested in new Scudder products, we recently introduced an addition to Scudder's series of growth and income offerings: Scudder Real Estate Investment Fund invests primarily in Real Estate Investment Trusts (REITs), and is designed to allow investors to participate in the impressive long-term growth potential of the U.S. real estate industry. Please see page 21 for more information on Scudder products and services.

     Lastly, at the start of 1998 the Fund's investment adviser changed its name to Scudder Kemper Investments, Inc., from Scudder, Stevens & Clark, Inc., pursuant to the acquisition of a majority interest in Scudder by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc.

     As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your Fund. Page 22 provides more information on how to contact Scudder. Thank you for choosing Scudder Massachusetts Limited Term Tax Free Fund to help meet your investment needs.

     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder Massachusetts Limited Term Tax Free Fund

               3-Scudder Massachusetts Limited Term Tax Free Fund

PERFORMANCE UPDATE as of April 30, 1998
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                               Total Return
------------------------------------------------
Period Ended   Growth of               Average
4/30/98         $10,000    Cumulative  Annual
------------------------------------------------
SCUDDER MASSACHUSETTS LIMITED TERM
TAX FREE FUND
------------------------------------------------
1 Year          $ 10,586      5.86%     5.86%
Life of Fund*   $ 12,058     20.58%     4.55%
------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX
(3 YEAR)
------------------------------------------------
1 Year          $ 10,556      5.56%     5.56%
Life of Fund*   $ 12,204     22.04%     4.89%
------------------------------------------------
*The Fund commenced operations on February 15, 1994.
 Index comparisons begin February 28, 1994

----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND
Year            Amount
----------------------
2/94*          $10,000
4/94           $ 9,912
10/94          $10,030
4/95           $10,414
10/95          $10,840
4/96           $10,997
10/96          $11,271
4/97           $11,425
10/97          $11,885
4/98           $12,094

LEHMAN BROTHERS MUNICIPAL BOND INDEX
(3 year)
Year            Amount
----------------------
2/94*          $10,000
4/94           $ 9,938
10/94          $10,058
4/95           $10,401
10/95          $10,862
4/96           $11,051
10/96          $11,352
4/97           $11,561
10/97          $11,978
4/98           $12,204

The 3-year Lehman Brothers Municipal Bond Index is an unmanaged, market-value-weighted measure of the short-term municipal bond market and includes bonds with maturities of two to three years. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect fees or expenses.

----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods ended April 30

                              1994*    1995     1996     1997     1998
                             ----------------------------------------------
NET ASSET VALUE.........    $ 11.76  $ 11.81  $ 11.94  $ 11.89  $ 12.06
INCOME DIVIDENDS........    $   .10  $   .53  $   .52  $   .51  $   .52
FUND TOTAL RETURN (%)...      -1.18     5.07     5.60     3.89     5.86
INDEX TOTAL RETURN (%)..       -.62     4.64     6.26     4.62     5.56

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the one year and life of Fund periods would have been lower.

              4 -- SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

PORTFOLIO SUMMARY as of April 30, 1998
---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
Hospital/Health                    32%
Other General Obligation/
Lease                              23%
State General Obligation            9%
Toll Revenue/Transportation         7%
Higher Education                    6%
Water/Sewer Revenue                 5%
Student Loans                       4%
Electric Utility Revenue            4%
Pollution Control/Industrial
Development                         3%
Miscellaneous Municipal             7%
--------------------------------------
                                  100%
--------------------------------------

Scudder Massachusetts Limited
Term Tax Free Fund is broadly
diversified, and holds a large
percentage of pre-refunded bonds
which offer the highest quality
available in the municipal bond
marketplace.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
QUALITY
--------------------------------------------------------------------------
AAA                               78%
AA                                 5%
A                                  7%
BBB                                8%
BB                                 1%
Not Rated                          1%
--------------------------------------
                                  100%
--------------------------------------
Weighted average quality: AA

The Fund's overall quality
remains high, with over 80% of
its portfolio rated AAA or AA.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
EFFECTIVE MATURITY
--------------------------------------------------------------------------
Less than 1 year                    9%
1 - 5 years                        55%
5 - 10 years                       36%
----------------------------------------------
                                  100%
----------------------------------------------
Weighted average effective maturity:
4.06 years

We continued to maintain a
longer-than-neutral average
maturity to capitalize on the
favorable performance trend for
the five- to 10-year segment of
the municipal bond market.


For more complete details about the Fund's investment portfolio, see page 9.

              5 -- SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                         Portfolio Management Discussion
Dear Shareholders,

During Scudder Massachusetts Limited Term Tax Free Fund's most recent semiannual period ended April 30, 1998, the supply of municipal bonds increased dramatically. Despite the flood of supply -- including a 70% increase in the first quarter of 1998 compared with the first quarter of 1997 -- Scudder Massachusetts Limited Term Tax Free Fund posted a positive total return of 1.76% for the six-month period. The Fund has outpaced the Lipper average return for similar funds over six-month, one-year, and three-year periods, and the Fund placed in the top 25% of similar funds over these three time periods. On April 30, 1998, the Fund's 30-day net annualized SEC yield was 3.62%, equivalent to a taxable yield of 6.81% for shareholders subject to the 46.85% maximum combined state and federal income tax rate.

                              Massachusetts Update

Massachusetts is maximizing the benefits of the steady growth the national economy is experiencing. The Commonwealth's economic indicators are positive, revenues continue to exceed projections, and unemployment is at its lowest level since 1989. The Commonwealth projects that it will finish its 1998 fiscal year with an operating surplus of $800 million, or 7% of revenues. Massachusetts' personal income tax, which represents 30% of General Fund revenues, is the primary revenue source funding the surplus.

At the root of the Commonwealth's fiscal health is a strong job market. Job growth in the services sector was the principal factor in bringing the unemployment rate down to 3.3% versus the national average of 4.6% in February 1998. Massachusetts' per capita income in 1996 was $29,439, 22% higher than the national average. The Commonwealth's debt levels are high, but manageable, given its high wealth levels. Overall, we continue to view Massachusetts' credit trend as improving.

Scudder Massachusetts Limited Term Tax Free
Fund:  Top Quartile Performance
(Returns for periods ended April 30, 1998)


              Scudder                            Number
              MALTTFF     Lipper    Percentile  of Funds
   Period     return      return     Ranking    tracked
-----------------------------------------------------------

 6 mos.         1.76%      1.45%     Top 21%      28
 1 year         5.86       5.35      Top 21%      28
 3 years*       5.11       4.52      Top 14%      22
 ========================================================

*Average annual returns; past performance does not guarantee future results.


                                Steady Growth and
                                  Low Inflation

The long-running U.S. economic scenario of moderate growth and low inflation forges on. Asia, expected by many to export its way out of economic crisis and in doing so derail U.S. growth, has so far increased exports only modestly. At the same time, the U.S. bond market has benefited from Federal Reserve inaction on interest rates, falling commodity prices, mixed economic statistics, and portfolio rebalancing by investors who have acted to reduce the overweighting of stocks in their portfolios. Moreover, the municipal bond market has enjoyed its


               6-Scudder Massachusetts Limited Term Tax Free Fund first significant increase in investor interest in four years. During the Fund's most recent semiannual period, yields of 10-year Treasury bonds declined slightly and their prices rose 1.02%, while yields of comparable municipal bonds increased slightly and their prices declined 0.38%.

                         Seeking Double-Tax-Free Income

Scudder Massachusetts Limited Term Tax Free Fund is designed to deliver double tax-free income with below-average price risk through investments primarily in municipal bonds with effective maturities between one and five years. The Fund seeks higher income than is typically available from tax-free money market investments and less share price fluctuation than is found in intermediate- and long-term tax free bonds. The Fund's professional management, economies of scale, liquidity, and ability to diversify its assets continue to offer advantages compared with the holding of individual municipal bonds.

Over the Fund's most recent semiannual period the Fund continued to maintain a longer-than-neutral average maturity of approximately 4 years to capitalize on the favorable performance trend for the five-to 10-year segment of the municipal bond market. The Fund also continued to emphasize premium noncallable bonds, which generally exhibit less interest rate sensitivity than bonds priced at par. In addition, we hold a large percentage (29% as of April 30) of pre-refunded bonds in the Fund's portfolio. Bonds are pre-refunded when issuers sell new debt at lower prevailing rates and use the proceeds to establish an escrow account of U.S. Treasury bonds designated to retire the original municipal bonds on their future call dates. These bonds offer the highest quality available in the municipal marketplace, yet are typically priced lower than similar bonds of slightly lower quality. The Fund's overall credit quality remains high, with over 80% of the bonds in the Fund's portfolio rated AAA or AA.

                                     Outlook

The recent heavy influx of municipal bond supply has caused municipal bond performance to lag that of Treasuries. Though heavier-than-normal municipal supply is expected for some time to come, we are optimistic about near-term municipal market performance for two reasons: First, we expect to find attractive value in many municipal bonds available in the marketplace; second, we believe income investors will find municipals especially attractive given the current narrow yield differential between Treasury and municipal bond yields.

In the months to come, the Fund will continue to maintain a conservative investment strategy, including holding premium coupon bonds, diversifying broadly, and keeping credit quality at a high level. We will also search for value by weighing the maturity characteristics, call features, credit quality, and income potential of each bond we consider adding to the Fund's portfolio. Thank you for investing with Scudder Massachusetts Limited Term Tax Free Fund.

Sincerely,

Your Portfolio Management Team


/s/Philip G. Condon        /s/Kathleen A. Meany
Philip G. Condon           Kathleen A. Meany



               7-Scudder Massachusetts Limited Term Tax Free Fund

                          Glossary of Investment Terms


BOND An interest-bearing security issued by the federal, state, or local government or a corporation that obligates the issuer to pay the bondholder a specified amount of interest for a stated period -- usually a number of years -- and to repay the face amount of the bond at its maturity date.

GENERAL OBLIGATION BOND                A municipal bond backed by the "full
                                       faith and credit" (including the taxing
                                       and further borrowing power) of the
                                       city, state, or agency that issues the
                                       bond. A general obligation bond is
                                       repaid with the issuer's general revenue and borrowings.

INFLATION                              An overall increase in the prices of
                                       goods and services, as happens when
                                       business and consumer spending increases relative to the supply of goods available in the marketplace -- in other words, when too much money is chasing too few goods. High inflation has a negative impact on the prices of fixed-income securities.

MUNICIPAL BOND                         An interest-bearing debt security issued
                                       by a state or local government entity.

NET ASSET VALUE (NAV)                  The price per share of a mutual fund
                                       based on the sum of the market value of
                                       all the securities owned by the fund
                                       divided by the number of outstanding
                                       shares.

TAXABLE EQUIVALENT  YIELD              The level of yield a fully taxable
                                       instrument would have to provide to
                                       equal that of a tax-free municipal bond
                                       on an after-tax basis.

30-DAY SEC YIELD                       The standard yield reference for bond
                                       funds, based on a formula prescribed by
                                       the SEC. This annualized yield
                                       calculation reflects the 30-day average
                                       of the income earnings of every holding
                                       in a given fund's portfolio, net of
                                       expenses, assuming each is held to
                                       maturity.

TOTAL RETURN                           The most common yardstick to measure the
                                       performance of a fund. Total return --
                                       annualized or compound -- is based on a
                                       combination of share price changes plus
                                       income and capital gain distributions,
                                       if any, expressed as a percentage gain
                                       or loss in value.



(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


               8-Scudder Massachusetts Limited Term Tax Free Fund

              Investment Portfolio as of April 30, 1998 (Unaudited)

                                                                                   Principal        Credit           Market
                                                                                  Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Investments 8.6%
------------------------------------------------------------------------------------------------------------------------------
Massachusetts

Massachusetts General Obligation, Refunding, Series 1993 B, 4.4%, 11/1/98 ......    950,000          AA                953,097
Massachusetts Health & Educational Facilities Authority:
  Series C, Daily Demand Note, 4.15%, 7/1/05 (c)* ..............................  3,300,000          A1+             3,300,000
  Series D, Daily Demand Note, 4.15%, 1/1/35 (c)* ..............................  1,600,000          A1+             1,600,000

Puerto Rico

Puerto Rico, Series 1996, 180 Day Auction Reset, 3.55%, 7/1/11 (c) (d)* ........  2,000,000          AAA             2,000,000
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Investments (Cost $7,852,329)                                                             7,853,097
------------------------------------------------------------------------------------------------------------------------------

Intermediate-Term Municipal Investments 91.4%
------------------------------------------------------------------------------------------------------------------------------
Massachusetts

Lowell, MA, General Obligation:
  Prerefunded 2/15/01, 8.3%, 2/15/05** .........................................  1,635,000          AAA             1,852,668
  Series 1992, 6.375%, 8/15/01 .................................................  1,000,000          A               1,056,056
  Series 1997, 6%, 12/15/04 (c) ................................................  2,025,000          AAA             2,196,011
Malden, MA, Government Obligation, Series 1997, 5.5%, 8/1/05 (c) ...............  1,570,000          AAA             1,659,160
Massachusetts Bay Transportation Authority:
  General Obligation, Series 1997C, 5%, 3/1/04 .................................    500,000          A                 513,195
  System Revenue, Series 1992 C, Prerefunded 3/1/02, 6.1%, 3/1/23** ............  5,000,000          AAA             5,384,450
Massachusetts Educational Loan Authority, Issue E, Series A, 6.7%, 1/1/02 (c) ..    415,000          AAA               439,630
Massachusetts General Obligation:
  Series A, 5.25%, 2/1/01 (c) ..................................................  3,000,000          AAA             3,080,880
  Series A, 5.2%, 6/1/04 .......................................................  1,000,000          AA              1,038,480
  Series A, Prerefunded 8/1/01, 6.5%, 8/1/11** .................................  2,000,000          AAA             2,171,360
  Series C, Prerefunded 12/1/00, 7.5%, 12/1/07** ...............................    750,000          AAA               825,338
  Series C, Prerefunded 12/1/00, 7%, 12/1/10** .................................    775,000          AAA               829,483
Massachusetts Health & Educational Facilities Authority:
  Berkshire Health System, Series C, 5.9%, 10/1/11 .............................  1,000,000          BBB             1,034,100
  Berkshire Health System, Series D, 5.3%, 10/1/03 (c) .........................  1,350,000          AAA             1,404,662
  Central Massachusetts Medical Center, Series B, 6%, 7/1/02 (c) ...............    500,000          AAA               529,940
  Daughters of Charity, Carney Hospital, Prerefunded 7/1/00, 7.5%, 7/1/05** ....  1,000,000          AAA             1,087,900
  Daughters of Charity, Series D, 4.9%, 7/1/00 .................................    550,000          AA                557,645
  Fairview Extended Care, Series 1997B, 4.55%, 1/1/21 (c) ......................  1,750,000          AAA             1,761,218
  Hallmark Health System, Series 1997A, 5.25%, 7/1/06 (c) ......................  1,000,000          AAA             1,034,150
  Massachusetts Eye and Ear Infirmary, Series A, 7%, 7/1/01 ....................  2,120,000          BBB             2,192,462

    The accompanying notes are an integral part of the financial statements.


              9 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                                                                                   Principal        Credit           Market
                                                                                  Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
  Medical, Academic & Scientific:
   Series A, 5.9%, 1/1/00 ......................................................    500,000          A                 511,345
   Series A, 6%, 1/1/01 ........................................................  1,000,000          A               1,033,200
   Series A, 6.1%, 1/1/02 ......................................................    500,000          A                 522,620
  Newton-Wellesley Hospital, Series D, Prerefunded 7/1/01, 7%, 7/1/15 (c)** ....  1,500,000          AAA             1,645,845
  St. Joseph's Hospital, Series C, Prerefunded 10/1/99, 9.5%, 10/1/20** ........  3,375,000          AAA             3,696,233
  Valley Regional Health System, Series C, 5.3%, 7/1/00 ........................  1,500,000          AAA             1,532,220
  Wheaton College, Series B, Prerefunded 7/1/99, 7.2%, 7/1/09** ................    590,000          AAA               623,772
Massachusetts Housing Finance Agency:
  Housing Project Revenue, Series A, 5.2%, 10/1/00 .............................    575,000          A                 587,069
  Multi-Family Housing Project, Series A, 8.8%, 8/1/21 .........................    665,000          A                 678,386
Massachusetts Industrial Finance Agency:
  Boston Museum of Fine Arts, Series 1996, 5.125%, 1/1/04 (c) ..................  1,000,000          AAA             1,034,950
  Cape Cod Health Systems, Series 1990, Prerefunded 11/15/00, 8.5%, 11/15/20**..  2,150,000          AAA             2,413,074
  College of the Holy Cross, Series 1996, 5.5%, 3/1/06 (c) .....................  1,000,000          AAA             1,057,240
  East Boston Neighborhood Project, 7.25%, 7/1/06 ..............................    930,000          BB                965,210
  Leominster Hospital, Series 1989A, Prerefunded 8/1/99, 8.625%, 8/1/09** ......  2,000,000          AAA             2,150,620
  Merrimack College, Series 1997, 5.5%, 7/1/06 (c) .............................  1,055,000          AAA             1,117,509
  Milton Academy, Revenue Refunding, Series A, Prerefunded 9/1/99, 7.25%,
     9/1/19 (c)** ..............................................................    700,000          AAA               743,988
  Resource Recovery, North Andover Solid Waste, Series A, 6.15%, 7/1/02 ........    750,000          BBB               785,280
  Resource Recovery, North Andover Solid Waste, Series A, 6.3%, 7/1/05 .........  2,750,000          BBB             2,963,015
  Worcester Polytechnic, Series 1997II, 5.25%, 9/1/04 (c) ......................  1,065,000          AAA             1,110,326
Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue:
  Prerefunded 7/1/02, 6.75%, 7/1/17** ..........................................  1,720,000          AAA             1,905,863
  Series B, 6.3%, 7/1/00 .......................................................    345,000          A                 359,107
  Series B, 6.375%, 7/1/01 .....................................................  1,000,000          A               1,056,700
Massachusetts Port Authority Revenue:
  Series 1997A, 6%, 7/1/04 .....................................................  1,140,000          AA              1,232,420
  USAir Project, Series 1996A, 5.5%, 9/1/06 (c) ................................    640,000          AAA               671,334
Massachusetts Turnpike Authority:
  Series 1996A, Refunded, 5%, 6/1/99 ...........................................    785,000          NR                794,907
  Series 1996A, Unrefunded, 5%, 6/1/99 .........................................    215,000          NR                217,393
Massachusetts Water Resource Authority Revenue, Series 1998 A, 5%, 8/1/04 (c) ..  1,260,000          AAA             1,295,998
Massachusetts Water Resource Authority:
  Series 1991A, Prerefunded 12/1/01 6.875%, 12/1/11** ..........................  1,000,000          AAA             1,103,970
  Series A, Prerefunded 7/15/02, 6.75%, 7/15/12** ..............................  1,000,000          AAA             1,108,770

    The accompanying notes are an integral part of the financial statements.


              10 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                                                                                   Principal        Credit           Market
                                                                                  Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
Massachusetts, Special Obligation, Series 1997A, 5.5%, 6/1/05 ..................  1,000,000          AA              1,055,710
Nantucket, MA, General Obligation, Prerefunded 12/1/01, 6.25%, 12/1/02** .......    250,000          AAA               269,353
New England Education Loan Marketing Corp., Massachusetts Student Loan Revenue
  Refunding, Issue A, 5.8%, 3/1/02 .............................................  3,150,000          AAA             3,285,608
North Andover, MA, General Obligation, Series 1998, 5.375%, 1/15/07 (c) ........  1,275,000          AAA             1,338,623
North Attleboro, MA, General Obligation, Series 1997, 6%, 3/1/07 (c) ...........  1,000,000          AAA             1,098,360
South Essex, MA, Sewer District, Series B, Prerefunded 6/1/04, 6.75%,
  6/1/13 (c)** .................................................................  1,000,000          AAA             1,137,280
Southeastern Masssachusetts University Building, Series A, 5.5%, 5/1/04 (c) ....  1,010,000          AAA             1,064,247
Springfield, MA, General Obligation, Series 1996, 6.375%, 8/1/03 (c) ...........  2,035,000          AAA             2,215,525
Springfield, MA, Municipal Purpose Loan, General Obligation, Series 1996,
  6.25%, 8/1/06 (c) ............................................................  1,000,000          AAA             1,107,820
Worcester, MA, General Obligation, Revenue Refunding, Series G, 6%, 7/1/01 (c)..  2,000,000          AAA             2,100,800
Worcester, MA, Government Obligation, Series 1997, 5.75%, 8/1/07 (c) ...........  1,000,000          AAA             1,080,310
Puerto Rico
Puerto Rico Public Building Authority, 6.75%, 7/1/04 (c) .......................  2,250,000          AAA             2,532,803
------------------------------------------------------------------------------------------------------------------------------
Total Intermediate-Term Municipal Investments (Cost $82,503,011)                                                    83,853,591
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $90,355,340) (a)                                                         91,706,688
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $90,366,947. At April 30, 1998, net unrealized appreciation for all securities was $1,339,741. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,523,554 and aggregate gross unrealized depreciation for all investment securities in which there was an excess of tax cost over market value of $183,813.

(b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings are either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Services, Inc. Unrated securities (NR) have been determined to be of comparable quality to rated eligible securities.

(c)   Bond is insured by one of these companies: AMBAC, FSA, FGIC, or MBIA.

(d) Auction rate securities carry a short term coupon that is reset on a periodic basis, usually every 35 days. The reset occurs through a marketplace auction process where all bidders receive the highest yield necessary to sell all the securities. For maturity purposes the securities are said to have the same maturity as the time remaining to the next auction.

 * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

 ** Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issue and to retire the bonds in full at the earliest refunding date.

    The accompanying notes are an integral part of the financial statements.


              11 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                              Financial Statements

                      Statement of Assets and Liabilities
                       as of April 30, 1998 (Unaudited)

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $90,355,340) .................     $  91,706,688
                 Cash .................................................................           130,928
                 Interest receivable ..................................................         1,479,764
                 Receivable for Fund shares sold ......................................            16,853
                 Deferred organization expenses .......................................             4,461
                 Other assets .........................................................               726
                                                                                           ----------------
                 Total assets .........................................................        93,339,420
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Dividends payable ....................................................            96,563
                 Payable for Fund shares redeemed .....................................           203,606
                 Accrued management fee ...............................................            40,743
                 Other payables and accrued expenses ..................................            38,001
                                                                                           ----------------
                 Total liabilities ....................................................           378,913
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  92,960,507
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Unrealized appreciation on investments ...............................         1,351,348
                 Accumulated net realized loss ........................................          (148,737)
                 Paid-in capital ......................................................        91,757,896
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  92,960,507
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($92,960,507 / 7,707,010 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares                    ----------------
                   authorized) ........................................................            $12.06
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


              12 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                             Statement of Operations

                         six months ended April 30, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Interest .............................................................     $   2,191,384
                                                                                           ----------------
                 Expenses:
                 Management fee .......................................................           266,090
                 Custodian and accounting fees ........................................            28,236
                 Services to shareholders .............................................            31,856
                 Trustees' fees and expenses ..........................................             8,326
                 Auditing .............................................................            15,747
                 Legal ................................................................             3,077
                 Reports to shareholders ..............................................             8,869
                 Registration fees ....................................................             7,243
                 Amortization of organization expenses ................................             2,789
                 Other ................................................................             4,788
                                                                                           ----------------
                 Total expenses before reductions .....................................           377,021
                 Expense reductions ...................................................           (44,409)
                                                                                           ----------------
                 Expenses, net ........................................................           332,612
                -------------------------------------------------------------------------------------------
                 Net investment income                                                          1,858,772
                -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from investments ............................            (1,200)
                 Net unrealized appreciation (depreciation) on investments
                   during the period ..................................................          (375,545)
                -------------------------------------------------------------------------------------------
                 Net gain (loss) on investments                                                  (376,745)
                -------------------------------------------------------------------------------------------
                -------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $   1,482,027
                -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


              13 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                       Statements of Changes in Net Assets

                                                                                    Six Months
                                                                                       Ended             Year
                                                                                     April 30,           Ended
Increase (Decrease) in Net Assets                                                      1998           October 31,
                                                                                    (Unaudited)          1997
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ......................................     $  1,858,772      $  3,039,006
                 Net realized gain (loss) on investments ....................           (1,200)            8,891
                 Net unrealized appreciation (depreciation) on
                   investments during the period ............................         (375,545)          676,307
                                                                                 ----------------  ----------------
                 Net increase in net assets resulting from operations .......        1,482,027         3,724,204
                                                                                 ----------------  ----------------
                 Distributions to shareholders from net investment
                   income ...................................................       (1,858,772)       (3,039,006)
                                                                                 ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold ..................................       33,110,515        34,983,831
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions ............................        1,295,003         1,974,195
                 Cost of shares redeemed ....................................      (20,594,922)      (23,621,656)
                                                                                 ----------------  ----------------
                 Net increase in net assets from Fund share
                   transactions .............................................       13,810,596        13,336,370
                                                                                 ----------------  ----------------
                 Increase in net assets .....................................       13,433,851        14,021,568
                 Net assets at beginning of period ..........................       79,526,656        65,505,088
                                                                                 ----------------  ----------------
                 Net assets at end of period ................................     $ 92,960,507      $ 79,526,656
                                                                                 ----------------  ----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..................        6,573,339         5,463,378
                                                                                 ----------------  ----------------
                 Shares sold ................................................        2,722,942         2,911,596
                 Shares issued to shareholders in reinvestment of
                   distributions ............................................          106,692           164,273
                 Shares redeemed ............................................       (1,695,963)       (1,965,908)
                                                                                 ----------------  ----------------
                 Net increase in Fund shares ................................        1,133,671         1,109,961
                                                                                 ----------------  ----------------
                 Shares outstanding at end of period ........................        7,707,010         6,573,339
                                                                                 ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


              14 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                                   For the Period
                                                                                                                    February 15,
                                                                 Six Months                                             1994
                                                                    Ended                                          (commencement
                                                                  April 30,        Years Ended October 31,         of operations)
                                                                    1998                                           to October 31,
                                                                 (Unaudited)     1997        1996        1995           1994
-----------------------------------------------------------------------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Net asset value, beginning of period ........................      $12.10       $11.99      $12.02      $11.64        $12.00
Income from investment operations:                              -------------------------------------------------------------------
Net investment income .......................................         .25          .53         .50         .54           .36
Net realized and unrealized gain (loss) on investment
   transactions .............................................        (.04)         .11        (.03)        .38          (.36)
                                                                -------------------------------------------------------------------
Total from investment operations ............................         .21          .64         .47         .92           .00
                                                                -------------------------------------------------------------------
Less distributions from net investment income ...............        (.25)        (.53)       (.50)       (.54)         (.36)
                                                                -------------------------------------------------------------------
Net asset value, end of period ..............................      $12.06       $12.10      $11.99      $12.02        $11.64
                                                                -------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........................................        1.76**       5.44        3.98        8.08          0.00**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ......................          93           80          66          55            36
Ratio of operating expenses, net to average daily net
   assets (%) ...............................................         .75*         .75         .67         .24            --
Ratio of operating expenses before expense reductions,
   to average daily net assets (%) ..........................         .85*         .93         .90         .92          1.44*
Ratio of net investment income to average daily net
   assets (%) ...............................................        4.17*        4.40        4.16        4.56          4.45*
Portfolio turnover rate (%) .................................        13.2*         9.8        12.4        27.4          26.3*

(a) Total returns would have been lower had certain expenses not been reduced.
*   Annualized
**  Not annualized


              15 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Massachusetts Limited Term Tax Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust, a Massachusetts business trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are currently six series in the Trust.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

At October 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $136,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002, ($21,000) and October 31, 2004 ($115,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Cost. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.


              16 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

Other. Investment transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

For the six months ended April 30, 1998, purchases and sales of investments (excluding short-term) aggregated $13,655,830 and $5,531,700, respectively.

                               C. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which was effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund.

Under the Management Agreement with Scudder Kemper, the Fund agrees to pay the Adviser a fee equal to an annual rate of approximately 0.60% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Adviser agreed to maintain the annualized expenses at 0.75% of average daily net assets until February 28, 1999. For the six months ended April 30, 1998, the Adviser imposed fees amounting to $266,090 and the portion not imposed amounted to $44,409.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the six months ended April 30, 1998, the amount charged to the Fund by SSC aggregated $22,098 of which $3,631 was unpaid at April 30, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the six months ended April 30, 1998, the amount charged to the Fund by SFAC aggregated $16,000, of which $3,000 was unpaid at April 30, 1998.

The Trust pays each Trustee not affiliated with the Adviser an annual retainer, divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the six months ended April 30, 1998, Trustees' fees aggregated $8,326.


              17 - SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

                                   This Page
                                 intentionally
                                  left blank.



              18-Scudder Massachusetts Limited Term Tax Free Fund

                                   This Page
                                 intentionally
                                  left blank.



              19-Scudder Massachusetts Limited Term Tax Free Fund

                              Officers and Trustees


Daniel Pierce*
President and Trustee


Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation


Dawn-Marie Driscoll
Trustee; President, Driscoll Associates; Executive Fellow, Bentley College


Peter B. Freeman
Trustee; Corporate Director and Trustee


George M. Lovejoy, Jr.
Trustee; President and Director, Fifty Associates


Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University


Kathryn L. Quirk*
Trustee, Vice President and Assistant Secretary


Jean C. Tempel
Trustee; Managing Partner, TL Ventures


Donald C. Carleton*
Vice President


Philip G. Condon*
Vice President


Jerard K. Hartman*
Vice President


Thomas W. Joseph*
Vice President


Jeremy L. Ragus*
Vice President


Rebecca Wilson*
Vice President


Thomas F. McDonough*
Vice President, Secretary and Treasurer


John R. Hebble*
Assistant Treasurer


Caroline Pearson*
Assistant Secretary





                        *Scudder Kemper Investments, Inc.


              20-Scudder Massachusetts Limited Term Tax Free Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

               21-Scudder Massachusetts Limited Term Tax Free Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

               22-Scudder Massachusetts Limited Term Tax Free Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


               23-Scudder Massachusetts Limited Term Tax Free Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                      SCUDDER NEW YORK TAX FREE MONEY FUND

                                       and

                         SCUDDER NEW YORK TAX FREE FUND


              Two Pure No-Load(TM) (No Sales Charges) Mutual Funds
                         Specializing in the Management
                           of New York State Municipal
                               Security Portfolios

                                       and

                           SCUDDER OHIO TAX FREE FUND


                      A Pure No-Load(TM) (No Sales Charges)
                         Mutual Fund Specializing in the
                              Management of an Ohio
                              Municipal Securities
                                    Portfolio

                                       and

                       SCUDDER PENNSYLVANIA TAX FREE FUND


                      A Pure No-Load(TM) (No Sales Charges)
                   Mutual Fund Specializing in the Management
                           of a Pennsylvania Municipal
                              Securities Portfolio




--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1998



--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund and the prospectuses of Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund dated August 1, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                                                 `
                               TABLE OF CONTENTS
                                                                                                                    Page
THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objectives and Policies of Scudder New York Tax Free Money Fund...........................1
         General Investment Objective and Policies of Scudder New York Tax Free Fund..................................3
         General Investment Objective and Policies of Scudder Ohio Tax Free Fund......................................5
         General Investment Objective and Policies of Scudder Pennsylvania Tax Free Fund..............................6
         Master/Feeder Structure......................................................................................8
         Management Strategies for Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund
              and Scudder Pennsylvania Tax Free Fund.................................................................13
         Special Considerations......................................................................................15
         Investing in New York.......................................................................................15
         Investing in Ohio...........................................................................................24
         Investing in Pennsylvania...................................................................................27
         Investments, Investment Techniques and Considerations Common to the Funds...................................32
         Trustees' Power to Change Objectives and Policies...........................................................38
         Investment Restrictions.....................................................................................38

PURCHASES............................................................................................................39
         Additional Information About Opening An Account.............................................................39
         Checks......................................................................................................39
         Wire Transfer of Federal Funds..............................................................................40
         Additional Information About Making Subsequent Investments by QuickBuy......................................40
         Share Price.................................................................................................41
         Share Certificates..........................................................................................41
         Other Information...........................................................................................41

EXCHANGES AND REDEMPTIONS............................................................................................41
         Exchanges...................................................................................................41
         Redemption by Telephone.....................................................................................42
         Redemption by QuickSell.....................................................................................43
         Redemption by Mail or Fax...................................................................................43
         Redemption by Write-A-Check.................................................................................44
         Redemption-In-Kind..........................................................................................44
         Other Information...........................................................................................44

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................45
         The Pure No-Load(TM) Concept................................................................................45
         Internet access.............................................................................................46
         Dividends and Capital Gains Distribution Options............................................................46
         Scudder Investor Centers....................................................................................47
         Reports to Shareholders.....................................................................................47
         Transaction Summaries.......................................................................................47


THE SCUDDER FAMILY OF FUNDS..........................................................................................47


SPECIAL PLAN ACCOUNTS................................................................................................52
         Automatic Withdrawal Plan...................................................................................52
         Cash Management System--Group Sub-Accounting Plan for Trust Accounts, Nominees
              and Corporations.......................................................................................53
         Automatic Investment Plan...................................................................................53
         Uniform Transfers/Gifts to Minors Act.......................................................................53


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................53


PERFORMANCE INFORMATION..............................................................................................54
         Average Annual Total Return.................................................................................54
         Cumulative Total Return.....................................................................................54


                                        i

                          TABLE OF CONTENTS (continued)
                                                                                                                    Page

         Total Return................................................................................................55
         SEC Yield...................................................................................................55
         Effective Yield.............................................................................................56
         Tax-Equivalent Yield........................................................................................56
         Comparison of Fund Performance..............................................................................57

ORGANIZATION OF THE FUNDS............................................................................................60

INVESTMENT ADVISER...................................................................................................61
         Scudder New York Tax Free Fund..............................................................................62
         Scudder New York Tax Free Money Fund........................................................................63
         Scudder Ohio Tax Free Fund..................................................................................64
         Scudder Pennsylvania Tax Free Fund..........................................................................65
         Personal Investments by Employees of the Adviser............................................................67


TRUSTEES AND OFFICERS................................................................................................67


REMUNERATION.........................................................................................................69
         Responsibilities of the Board--Board and Committee Meetings.................................................69
         Compensation of Officers and Trustees.......................................................................70

DISTRIBUTOR..........................................................................................................71

TAXES................................................................................................................71
         Federal Taxation............................................................................................72
         State Taxation..............................................................................................75
         Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund.....................................75
         Scudder Ohio Tax Free Fund..................................................................................75
         Scudder Pennsylvania Tax Free Fund..........................................................................76

PORTFOLIO TRANSACTIONS...............................................................................................76
         Brokerage Commissions.......................................................................................76
         Portfolio Turnover..........................................................................................77


NET ASSET VALUE......................................................................................................77


ADDITIONAL INFORMATION...............................................................................................79
         Experts.....................................................................................................79
         Shareholder Indemnification.................................................................................79
         Ratings of Municipal Obligations............................................................................79
         Commercial Paper Ratings....................................................................................80
         Glossary....................................................................................................80
         Other Information...........................................................................................81

FINANCIAL STATEMENTS.................................................................................................82

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

   (See"Investment objectives and policies" and "Additional information about policies and investments" in the Funds' prospectuses.)

         Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund (each a "Fund," collectively the "Funds") are each non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is a pure no-load(TM), open-end management investment company (or mutual fund), presently consisting of six series.

General  Investment  Objectives  and Policies of Scudder New York Tax Free Money
Fund

         The investment objectives of Scudder New York Tax Free Money Fund are stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund pursues these objectives through the professional and efficient management of a high quality portfolio consisting primarily of short-term municipal obligations (as defined below under "Investments and Investment Techniques -- Municipal Obligations") having remaining maturities of 397 calendar days or less with a dollar-weighted average portfolio maturity of 90 days or less. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. There can be no assurance that the Fund's objectives will be met or that income to shareholders which is exempt from regular federal income tax will be exempt from state and local taxes and the federal alternative minimum tax. Because of its focus on New York tax-exempt investments, the Scudder New York Tax Free Money Fund will have a more limited number of investment options available to it than a fund that does not focus on investments from a single state. Consequently, the Fund may need to invest a significant percentage of its assets in single issuer. Changes in the financial condition or market assessment of such an issuer could have a significant adverse impact on the Fund. Therefore an investment in this Fund may be riskier than an investment in a money market fund that does not focus on investments from a single state.

         Scudder New York Tax Free Money Fund's portfolio consists primarily of obligations issued by municipalities located in New York State and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to New York residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from New York State and New York City personal income taxes as well as regular federal income tax. Because the Fund is intended for investors subject to New York personal income taxes and federal income tax, it may not be appropriate for all investors and is not available in all states. The Fund may also invest in taxable obligations for temporary defensive purposes. It is impossible to accurately predict how long such alternative strategies will be utilized.

Scudder New York Tax Free Money Fund's Investments. The Fund seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax through a portfolio of high quality municipal securities. As a matter of fundamental policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in municipal obligations the income from which is exempt from regular federal income tax, and New York State and New York City personal income taxes ("New York municipal securities") except that when the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") determines that market conditions warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in securities the income from which may be subject to regular federal income tax and New York State and New York City personal income taxes. The Scudder New York Tax Free Money Fund is concentrated in securities issued by New York governments and related entities. Changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in securities issued by, or within, a single state.

         Under normal market conditions, the Fund's portfolio securities will consist of New York municipal securities. In addition, the Fund may make temporary taxable investments as described below, and may hold cash. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality ratings of two or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's") (Aaa and Aa, MIG-1 and MIG-2, and P1 and P2), Standard & Poor's Corporation ("S&P") (AAA and AA, SP1+ and SP1, A1+ and A1 and A2) and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1+, F1 and F2). The Fund may invest its assets in these securities to the extent permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax ("AMT bonds"). The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation. Where only one rating agency has rated a security (or its issuer), the Fund may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by a money market fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

         Subsequent to its purchase by the Fund, an issue of municipal obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. The Adviser will dispose of such security unless the Board of Trustees of the Trust determines that such disposal would not be in the best interest of the Fund. To the extent that the ratings accorded by Moody's, S&P or Fitch for municipal obligations may change as a result of changes in these rating systems, the Adviser will attempt to use comparable ratings as standards for its investment in municipal obligations in accordance with the investment policies contained herein.

         From time to time on a temporary basis or for temporary defensive purposes, the Fund may, subject to its investment restrictions, hold cash and invest in taxable investments which mature in 397 calendar days or less at the time of purchase, consisting of (1) other obligations issued by or on behalf of municipal or corporate issuers; (2) U.S. Treasury notes, bills and bonds; (3) obligations of agencies and instrumentalities of the U.S. Government; (4) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and bankers' acceptances; and (5) repurchase agreements (see below) with respect to any of the obligations which the Fund is permitted to purchase. The Fund will not invest in instruments issued by banks or savings and loan associations unless at the time of investment such issuers have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Commercial paper investments will be limited to commercial paper rated A-1 by S&P, Prime 1 by Moody's or F-1 by Fitch. The Fund may hold cash or invest in temporary taxable investments due, for example, to market conditions or pending investment of proceeds of subscriptions for shares of the Fund or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Adviser expects to invest such proceeds in municipal obligations as soon as practicable. Interest income from temporary investments may be taxable to shareholders as ordinary income. It is impossible to accurately predict how long such alternative strategies may be utilized.

Amortized Cost Valuation of Portfolio Securities. Pursuant to Rule 2a-7 of the Securities and Exchange Commission (the "SEC"), Scudder New York Tax Free Money Fund uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00. The amortized cost method, which is used to value all of the Fund's portfolio securities, involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         Consistent with the provisions of the Rule, the Fund maintains a dollar weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 calendar days or less, and invests only in securities determined by the Trustees to be of high quality with minimal credit risks, or as directed by the Trustees.

         The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents (i.e., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Trustees.

         The extent of deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds l/2 of l%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. The Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield of the Fund.

Securities Backed by Guarantees. Scudder New York Tax Free Money Fund invests in securities backed by guarantees from banks, insurance companies and other financial institutions. The Fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.

General Investment Objective and Policies of Scudder New York Tax Free Fund

         The investment objective of the Fund is to provide income that is exempt from New York State and New York City personal income taxes and regular federal income tax when distributed to New York residents through the professional and efficient management of a portfolio consisting principally of New York municipal securities. In pursuit of its objective, the Fund will invest principally in New York municipal securities that are rated Aa or A by Moody's or AA or A by S&P or by Fitch, or are of equivalent quality as determined by the Adviser. There can be no assurance that the objective of the Fund will be met or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state or city taxes, or from the federal alternative minimum tax.

         Scudder New York Tax Free Fund's portfolio consists primarily of obligations issued by municipalities located in New York State and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to New York residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from New York State and New York City as well as regular federal income taxes. The Fund may also invest in taxable obligations for temporary or defensive purposes. It is impossible to accurately predict how long such alternative strategies will be utilized.

Scudder New York Tax Free Fund's Investments. Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.


         During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 1.94% unrated.


High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In
addition,   certain  medium-grade  bonds  are
considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

         The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in New York state and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from regular federal, as well as New York state and New York City personal income tax ("New York municipal securities"). The Fund may invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds and notes of issuers located in New York and of other qualifying issuers. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source.

         Under normal market conditions, the Fund expects to invest principally in New York municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in New York municipal securities with short- and medium-term maturities as well.

         The Fund may also invest up to 20% of its total assets in AMT bonds. Fund distributions from interest on certain municipal securities subject to the alternative minimum tax such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon state and local tax laws.

         Ordinarily, the Fund expects that 100% of its portfolio securities will be New York municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in short-term taxable securities. It is impossible to accurately predict how long such alternative strategies may be utilized.

         The Fund may invest in stand-by commitments, third party puts, when-issued securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

         A portion of the Fund's income may be subject to federal, state and local income taxes.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in securities the income from which may be subject to regular federal tax and New York State and City personal income taxes during periods which, in the opinion of the Adviser, require a defensive position for the protection of shareholders. Investors should be aware that shares of the Fund do not represent a complete investment program.

         Junk bonds involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Fund may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by the Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

General Investment Objective and Policies of Scudder Ohio Tax Free Fund

         The Fund seeks to provide Ohio taxpayers with income exempt from Ohio personal income tax and regular federal income tax through a professionally managed portfolio consisting primarily of investment-grade municipal securities. In pursuit of its objective, the Fund expects to invest principally in Ohio municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the State of Ohio and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Ohio residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance thereof, from Ohio personal income tax as well as regular federal income tax. Because the Fund is intended for investors subject to Ohio and federal income taxes, it may not be appropriate for all investors and is not available in all states. As described below in the "Scudder Ohio Tax Free Fund's Investments," the Fund may also invest in taxable obligations.

Scudder Ohio Tax Free Fund's Investments. As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in municipal obligations the income from which is exempt from regular federal and Ohio personal income taxes ("Ohio municipal securities") except that the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to regular federal and Ohio personal income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of the shareholders. It is impossible to accurately predict how long such alternative strategies will be utilized.

         Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

         The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.


         During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 1.22% BBB-.


High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

         The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         The Fund invests in municipal securities of issuers located in Ohio and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and
Guam). It is the opinion of bond counsel, rendered on the date of issuance, that interest on these obligations is exempt from both Ohio personal income tax and regular federal income tax ("Ohio municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities. The Fund may invest in other municipal securities such as variable rate demand instruments. The Fund may also invest in municipal notes of issuers located in Ohio and other qualifying issuers. They are generally used to provide capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes and bond anticipation notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

         Under normal market conditions, the Fund expects to invest principally in Ohio municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in Ohio municipal securities with short- and medium-term maturities as well.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Ohio municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. The Fund may also invest in when-issued or forward delivery securities and enter into repurchase agreements, reverse repurchase agreements, and strategic transactions (as defined below). Investors should be aware that shares of the Fund do not represent a complete investment program.

General Investment Objective and Policies of Scudder Pennsylvania Tax Free Fund

         The Fund seeks to provide Pennsylvania taxpayers with income exempt from Pennsylvania personal income tax and regular federal income tax through a portfolio consisting primarily of investment-grade municipal securities.

In pursuit of its objective, the Fund expects to invest principally in Pennsylvania municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Pennsylvania and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Pennsylvania residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Pennsylvania personal income tax as well as regular federal income tax. Because the Fund is intended for investors subject to Pennsylvania and federal income taxes, it may not be appropriate for all investors and is not available in all states. As described below in "Scudder Pennsylvania Tax Free Fund's Investments," the Fund may also invest in taxable obligations.

Scudder Pennsylvania Tax Free Fund's Investments. As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in municipal obligations the income from which is exempt from regular federal and Pennsylvania state income taxes ("Pennsylvania municipal securities") except that the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to federal and Pennsylvania state income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of shareholders. It is impossible to accurately predict how long such alternative strategies will be utilized.


         Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 1.27% unrated.


         The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser, to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds"), have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

         The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         The Fund invests in municipal securities of issuers located in Pennsylvania and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that income from these obligations is exempt from both Pennsylvania personal income tax and regular federal income tax ("Pennsylvania municipal securities"). These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities. The Fund may invest in other municipal securities such as variable rate demand instruments. The Fund may also invest in municipal notes of issuers located in Pennsylvania and other qualifying issuers. They are generally used to provide short-term capital needs and have maturities of one year or less.

         Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

         Under normal market conditions, the Fund expects to invest principally in Pennsylvania municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in Pennsylvania municipal securities with short- and medium-term maturities as well.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Pennsylvania municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. The Fund may also invest in when-issued or forward delivery securities and enter into repurchase agreements and reverse repurchase agreements. Investors should be aware that shares of the Fund do not represent a complete investment program.

Master/Feeder Structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Strategic Transactions and Derivatives. Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may each, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of each Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivatives contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of each Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic

Transaction is a function of numerous variables including market conditions. The ability of Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in a Fund.

         Strategic Transactions, including derivatives contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of each Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of each Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, each Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Scudder New York Tax Free Fund and Scudder Ohio Tax Free Fund are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Scudder New York Tax Free Fund's, Scudder Ohio Tax Free Fund's and Scudder Pennsylvania Tax Free Fund's ability to close out their positions as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may each purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by each Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though each Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of that Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that each Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may each enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund also may each purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may each enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund will each usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, each Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may each make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.

         OTC options entered into by Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and a Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, each Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, each Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Management Strategies for Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund

         In pursuit of its investment objectives, each Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages each Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of each Fund's portfolio are:

Emphasis on Credit Analysis. Each Fund's portfolio will be invested in municipal obligations rated within, or judged by the Adviser to be of a quality comparable to, the six highest quality rating categories of Moody's, S&P or Fitch. The ratings assigned by Moody's, S&P and Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal bond market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of municipal obligations.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit rankings of the published services and to anticipate changes in credit ranking.

Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that the Fund invests in short-term maturities, capital volatility will be reduced.

Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading each Fund's holdings in order to invest in more attractive market sectors or specific issues.

Market Trading Opportunities. In pursuit of the above each Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of the Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that each Fund will be able to take advantage of them. Each Fund will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Code.

Indexed Securities. Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may each invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Income Level and Credit Risk. Yield on municipal obligations depends on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. Because a Fund holds primarily investment-grade municipal obligations, the income earned on shares of a Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities; investment-grade securities, however, may include securities with some speculative characteristics. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. A Fund may invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although the Fund's quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated. Shares of the Fund are not insured by any agency of New York, Ohio or Pennsylvania or of the U.S. Government.

Special Considerations

Investing in New York


         Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

         State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

         The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

         The forecast of the State's economy shows continued expansion during the 1998 calendar year, with employment growth gradually slowing as the year progresses. The financial and business service sectors are expected to continue to do well, while employment in the manufacturing and government sectors will post only small, if any, declines. On an average annual basis, the employment growth rate in the State is expected to be higher than in 1997 and the unemployment rate is expected to drop further to 6.1 percent. Personal income is expected to record moderate gains in 1998. Wage growth in 1998 is expected to be slower than in the previous year as the recent robust growth in bonus payments moderates.

         There can be no assurance that the State economy will not experience worse-than-predicted results , with corresponding material and adverse effects on the State's projections of receipts and disbursements.

         State Budget. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.


         State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99). The State, as a part of the 1998-99 Executive Budget projections submitted to the Legislature in February 1998, projected a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

         Sustained  growth in the State's  economy  could  contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. However, the State's projections in 1999-00 currently assume actions to achieve $600 million in lower disbursements and $250 million in additional receipts from the settlement of State claims against the tobacco industry. Consistent with past practice, the projections do not include any costs associated with new collective bargaining agreements after the expiration of the current round of contracts at the end of the 1998-99 fiscal year. The State expects that the 1990-00 Financial Plan will achieve savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to bring projected disbursements and receipts into balance.

         Other actions taken in the 1997-98 adopted budget add further pressure to future budget balance in the State. For example, the fiscal effects of tax reductions adopted in the 1997-98 budget are projected to grow more substantially beyond the 1998-99 fiscal year, with incremental costs averaging in excess of $1.3 billion annually over the last three years of the tax reduction program. These incremental costs reflect the phase-in of State-funded school property tax and local income tax relief, the phase-out of the assessments on medical providers, and reductions in estate and gift levies, utility gross receipts taxes, and the State sales tax on clothing. The full annual cost of the enacted tax reduction package is estimated at approximately $4.8 billion when fully effective in State fiscal year 2001-02. In addition, the 1997-98 budget included multi-year commitments for school aid and pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-02. These spending commitments are subject to annual appropriation.

         On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000-2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2002 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also stated that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2002 State fiscal year could grow to nearly $12 billion.

         The State's current fiscal year began on April 1, 1998 and ends on March 31, 1999 and is referred to herein as the State's 1998-99 fiscal year. The Legislature adopted the debt service component of the State budget for the 1998-99 fiscal year on March 30, 1998 and the remainder of the budget on April 18, 1998. In the period prior to adoption of the budget for the current fiscal year, the Legislature also enacted appropriations to permit the State to continue its operations and provide for other purposes. On April 25, 1998, the Governor vetoed certain items that the Legislature added to the Executive Budget. The Legislature had not overridden any of the Governor's vetoes as of the start of the legislative recess on June 19, 1998 (under the State Constitution, the Legislature can override one or more of the Governor's vetoes with the approval of two-thirds of the members of each house).

         General Fund disbursements in 1998-99 are now projected to grow by $2.43 billion over 1997-98 levels, or $690 million more than proposed in the Governor's Executive Budget, as amended. The change in General Fund disbursements from the Executive Budget to the enacted budget reflects legislative additions (net of the value of the Governor's vetoes), actions taken at the end of the regular legislative session, as well as spending that was originally anticipated to occur in 1997-98 but is now expected to occur in 1998-99. The State projects that the 1998-99 State Financial Plan is balanced on a cash basis, with an estimated reserve for future needs of $761 million.

         The State's enacted budget includes several new multi-year tax reduction initiatives, including acceleration of State-funded property and local income tax relief for senior citizens under the School Tax Relief Program ("STAR"), expansion of the child care income-tax credit for middle-income families, a phased-in reduction of the general business tax, and reduction of several other taxes and fees, including an accelerated phase-out of assessments on medical providers. The enacted budget also provides for significant increases in spending for public schools, special education programs, and for the State and City university systems. It also allocates $50 million for a new Debt Reduction Reserve Fund ("DRRF") that may eventually be used to pay debt service costs on or to prepay outstanding State-supported bonds.

         The 1998-99 State Financial Plan projects a closing balance in the General Fund of $1.42 billion that is comprised of a reserve of $761 million available for future needs, a balance of $400 million in the Tax Stabilization Reserve Fund ("TSRF"), a balance of $158 million in the Community Projects Fund ("CPF"), and a balance of $100 million in the Contingency Reserve Fund ("CRF"). The TSRF can be used in the event of an unanticipated General Fund cash operating deficit, as provided under the State Constitution and State Finance Law. The CPF is used to finance various legislative and executive initiatives. The CRF provides resource to help finance any extraordinary litigation costs during the fiscal year.

         The forecast of General Fund receipts in 1998-99 incorporates several Executive Budget tax proposals that, if enacted, would further reduce receipts otherwise available to the General Fund by approximately $700 million during 1998-99. The Executive Budget proposes accelerating school tax relief for senior citizens under STAR, which is projected to reduce General Fund receipts by $537 million in 1998-99. The proposed reduction supplements STAR tax reductions already scheduled in law, which are projected at $187 million in 1998-99. The Budget also proposes several new tax-cut initiatives and other funding changes that are projected to further reduce receipts available to the General Fund by over $200 million. These initiatives include reducing the fee to register passenger motor vehicles and earmarking a larger portion of such fees to dedicated funds and other purposes; extending the number of weeks in which certain clothing purchases are exempt from sales taxes; more fully conforming State law to reflect recent Federal changes in estate taxes; continuing lower pari-mutuel tax rates; and accelerating scheduled property tax relief for farmers from 1999 to 1998. In addition to the specific tax and fee reductions discussed above, the Executive Budget also proposes establishing a reserve of $100 million to permit the acceleration into 1998-99 of other tax reductions that are otherwise scheduled in law for implementation in future fiscal years.

         The Division of the Budget ("DOB") estimates that the 1998-99 Financial Plan includes approximately $62 million in non-recurring resources, comprising less than two-tenths of one percent of General Fund disbursements. The non-recurring resources projected for use in 1998-99 consist of $27 million in retroactive federal welfare reimbursements for family assistance recipients with HIV/AIDS, $25 million in receipts from the Housing Finance Agency that were originally anticipated in 1997-98, and $10 million in other measures, including $5 million in asset sales.

         Disbursements from Capital Projects funds in 1998-99 are estimated at $4.82 billion, or $1.07 billion higher than 1997-98. The proposed spending plan includes: $2.51 billion in disbursements for transportation purposes, including the State and local highway and bridge program; $815 million for environmental activities; $379 million for correctional services; $228 million for the State University of New York ("SUNY") and the City University of New York ("CUNY"); $290 million for mental hygiene projects; and $375 million for CEFAP. Approximately 28 percent of capital projects are proposed to be financed by "pay-as-you-go" resources. State-supported bond issuances finance 46 percent of capital projects, with federal grants financing the remaining 26 percent.

         The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the financial plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Actual results, however, could differ materially and adversely from the projections set forth in a financial plan, and those projections may be changed materially and adversely from time to time.

         In the past, the State has taken management actions and made use of internal sources to address potential State financial plan shortfalls, and the Division of Budget believes it could take similar actions should variances occur in its projections for the current fiscal year.

         Recent Financial Results. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.


         The State ended its 1997-98 fiscal year in balance on a cash basis , with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

         The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund, the Contingency Reserve Fund and the Community Projects Fund. The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $170 million, an increase of $95 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit on March 31, 1998.

         General Fund receipts and transfers from other funds for the 1997-98 fiscal year (including net tax refund reserve account activity) totaled $34.55 billion, an annual increase of $1.51 billion, or 4.57 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of $1.45 billion or 4.41 percent.


         Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

         The State may undertake  short-term  borrowings  without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.


         The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the
State  for   making  the
payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

         In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 1997-98 fiscal year. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

         On January 13, 1992, Standard & Poor's Ratings Services ("Standard & Poor's") reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, Standard & Poor's revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 2, 1998, Standard & Poor's affirmed its A rating on the State's outstanding bonds.

         On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On July 6, 1998, Moody's assigned an A2 rating with a stable outlook to the State's general obligations.

         The State anticipates that its capital programs will be financed, in part, through borrowings by the State and its public authorities in the 1998-99 fiscal year. Information on the State's five-year Capital Program and Financing Plan for the 1998-99 through 2002-03 fiscal years, updated to reflect actions taken in the 1998-99 State budget, will be released on or before July 30, 1998. The projection of State borrowings for the 1998-99 fiscal year is subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

         The State expects to issue $528 million in general obligation bonds (including $154 million for purposes of redeeming outstanding BANs) and $154 million in general obligation commercial paper. The State also anticipates the issuance of up to a total of $419 million in Certificates of Participation to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 1998-99 fiscal year. Of this amount, it is anticipated that approximately $191 million will be issued to finance agency equipment acquisitions, including amounts to address Statewide technology issues related to Year 2000 compliance. Approximately $228 million will also be issued to finance equipment acquisitions for welfare reform-related information technology systems.

         Borrowings  by  public  authorities   pursuant  to  lease-purchase  and
contractual-obligation financings for capital programs of the State are projected to total approximately $2.93 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 1998-99.

         The proposed 1997-98 through 2002-03 Capital Program and Financing Plan was released with the 1998-99 Executive Budget on January 20, 1998. As a part of that Plan, changes were proposed to the State's 1997-98 borrowing plan, including: the delay in the issuance of COPs to finance welfare information systems until 1998-99 to permit a thorough assessment of needs; and the elimination of issuances for the CEFAP to reflect the proposed conversion of that bond-financed program to pay-as-you-go financing.


         New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

         Litigation. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (5) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (6) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services; (7) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; (8) a challenge to the constitutionality of Clean Water/Clean Air Bond Act; and (9) a challenge to the Governor's application of his constitutional line item veto authority.


         Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's
1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.


         The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1997-98 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan.


         Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.


         Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

         Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds. New York City and Other Localities. The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City , which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

         In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's.

         On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, Standard & Poor's assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications.

         Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded nearly $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's again assigned on A3 rating to the City's general obligations and stated that its outlook was stable.

         New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of June 30, 1997, MAC had outstanding an aggregate of approximately $4.267 billion of its bonds. MAC is authorized to issue bonds and notes to refund its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through the 1997 fiscal year in the event the City fails to provide such financing.

         Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and
responsibilities.   On  June  30,  1986,
the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.


         On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and CUNY and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The 1998-99 Financial Plan projects General Fund receipts (including transfers from other funds) of $36.22 billion, an increase of $1.02 billion over the estimated 1997-987 level. Recurring growth in the State General Fund tax base is projected to be approximately six percent during 1998-99, after adjusting for tax law and administrative changes. This growth rate is lower than the rates for 1996-97 or currently estimated for 1997-98, but roughly equivalent to the rate for 1995-96.

         The 1998-99 forecast for user taxes and fees also reflects the impact of scheduled tax reductions that will lower receipts by $38 million, as well as the impact of two Executive Budget proposals that are projected to lower receipts by an additional $79 million. The first proposal would divert $30 million in motor vehicle registration fees from the General Fund to the Dedicated Highway and Bridge Trust Fund; the second would reduce fees for motor vehicle registrations, which would further lower receipts by $49 million. The underlying growth of receipts in this category is projected at 4 percent, after adjusting for these scheduled and recommended changes.

         In comparison to the current fiscal year, business tax receipts are projected to decline slightly in 1998-99, falling from $4.98 million to $4.96 billion. The decline in this category is largely attributable to scheduled tax reductions. In total, collections for corporation and utility taxes and the petroleum business tax are projected to fall by $107 million from 1997-98. The decline in receipts in these categories is partially offset by growth in the corporation franchise, insurance and bank taxes, which are projected to grow by $88 million over the current fiscal year.

         The Financial Plan is projected to show a GAAP-basis surplus of $131 million for 1997-98 and a GAAP-basis deficit of $1.3 billion for 1998-99 in the General Fund, primarily as a result of the use of the 1997-98 cash surplus. In 1998-99, the General Fund GAAP Financial Plan shows total revenues of $34.68 billion, total expenditures of $35.94 billion, and net other financing sources and uses of $42 million.

         Although the City has maintained balanced budgets in each of its last seventeen fiscal years and is projected to achieve balanced operating results for the 1998 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998-2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

         The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

         Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority, was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

         The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

         The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's current financial plan projects $2.4 billion of seasonal financing for the 1998 fiscal year, the City expects to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997 . Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

         Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

         Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

         Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

         Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and that was largely continued in 1997. Twenty-eight municipalities are scheduled to share in more than $32 million in targeted unrestricted aid allocated in the 1997-98 budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

         The 1998-99 budget includes an additional $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from a cash flow acceleration of State aid.

         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1996, the total indebtedness of all localities in the State other than New York City was approximately $20.0 billion. A small portion (approximately $77.2 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1996.

         From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

         Year 2000 Compliance. The State is currently addressing "Year 2000" data processing compliance issues. The Year 2000 compliance issue ("Y2K") arises because most computer software programs allocate two digits to the data field for "year" on the assumption that the first two digits will be "19". Such programs will thus interpret the year 2000 as the year 1900 absent reprogramming. Y2K could impact both the ability to enter data into computer programs and the ability of such programs to correctly process data.

         The Office for Technology is monitoring compliance on a quarterly basis and is providing assistance and assigning resources to accelerate compliance for mission critical systems, with most compliance testing expected to be completed by mid-1999. There can be no guarantee, however, that all of the State's mission-critical and high-priority computer systems will be Year 2000 compliant and that there will not be an adverse impact upon State operations or State finances as a result.


Investing in Ohio

         Scudder Ohio Tax Free Fund, except to the extent investments are in temporary investments, will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions ("Ohio Obligations"). The Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

         Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

         There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.


         Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1996 is 11,173,000.


         State Economy. While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.


         In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, for the last seven years the State rates were below the national rates (4.6% versus 4.9% in 1996). The unemployment rate and its effects vary among geographic areas of the State.

         There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

         State Budget. The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.


         The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund ("BSF," a cash and budgeting management fund) to the GRF in FY 1992.


         Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.


         A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.


         None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.


         The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant
GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

         Financial Results. From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million went to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, $34 million to the BSF (which has a May 9, 1998 balance of $862.7 million), and the $263 million balance to a State income tax reduction fund.

         The GRF appropriations act for the 1997-98 biennium was passed on June 25, 1997 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act. Subsequent legislation increased the fiscal year 1999 GRF appropriation level for elementary and secondary education, with the increase to be funded in part by mandated small percentage reductions in State appropriations for various State agencies and institutions. Expressly exempt from those reductions are all appropriations for debt service, including lease rental payments.


         Debt Limits and Outstanding Debt. The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)


         By 14 constitutional amendments approved from 1921 to date (the latest adopted in 1995) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At June 26, 1998, $1.06 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding . The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following:
(a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($28.2 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($945.5 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($88.6 million outstanding , with no more than $50 million to be issued in any one year).

         The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

         The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5 billion of which were outstanding at June 26, 1998.

         The State estimates aggregate FY 1998 rental payments under various capital lease and lease purchase agreements (as of June 26, 1998) to be approximately $9.1 million. In recent years, State agencies have also participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of June 26, 1998) to be approximately $30.7 million (of which $27.2 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.


         A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

         A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

         State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.


         Local Governments. Local school districts in Ohio receive a major portion (state-wide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 119 districts (as of June 26, 1998) from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year (to March 24, 1998) to permit time for responsive corrective actions. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totaled $41.1 million for 28 districts in FY 1994, $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), and $113.2 million for 12 districts in 1997 (including $90 million to one for restructuring its prior loans).


         Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.


         For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 24 cities and villages; for 18 of them the fiscal situation was resolved and the procedures terminated (one village and two cities are in preliminary "fiscal watch" status). As of June 26, 1998, the 1996 school district "fiscal emergency" provision was applied to six districts, and 10 were on preliminary "fiscal watch" status.


         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

Investing in Pennsylvania

         Scudder Pennsylvania Tax Free Fund concentrates its investments in the securities of issuers located in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if its portfolio were diversified nationally. These risks include possible tax changes, and economic conditions and differing levels of supply and demand for long-term municipal obligations particular to the Commonwealth of Pennsylvania.

         As of June 30, 1998, outstanding general obligation bonds of the Commonwealth of Pennsylvania are rated AA by S&P and A1 by Moody's.

         The portfolio of the Fund may contain different issues of long-term debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and counties, municipalities and political subdivisions or public authorities.

         Some of the debt obligations acquired by the Fund may be General Obligation Bonds of the issuer. Others may be Industrial Revenue Bonds or Revenue Bonds of municipal utilities, housing authorities, hospital authorities, parking authorities, school districts or educational institutions which are dependent upon the revenues from the facility.

         Prospective investors should consider the financial difficulties and pressures which the Commonwealth of Pennsylvania and certain of its municipal subdivisions have undergone. Without intending to be complete, the following briefly summarizes some of these difficulties and the current financial situation, as well as some of the complex factors affecting the financial situation in the Commonwealth. It is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Pennsylvania. No independent verification has been made of the following information. Both the Commonwealth and the City of Philadelphia have historically experienced significant revenue shortfalls. There can be no assurance that the Commonwealth will not experience further declines in economic conditions or that portions of the municipal obligations purchased by the Fund will not be affected by such declines.

         State Economy. The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy. It is the headquarters for 58 major corporations. Pennsylvania has been historically identified as a heavy-industry state although that reputation has changed recently as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, accounting for more than $3.6 billion in crop and livestock products annually while agribusiness and food related industries support $39 billion in economic activity annually.


         Non-manufacturing employment within the Commonwealth has increased steadily from 1980 to its December 1997 level of 82.9 percent of total employment. The growth in employment experienced in Pennsylvania during such periods is comparable to the growth in employment in the Middle Atlantic region of the United States. In 1997, manufacturing employment represented 17.3 percent of all nonagricultural employment in Pennsylvania while the services sector accounted for 31.6 percent and the trade sector accounted for 22.5 percent.

         Pennsylvania's annual average unemployment rate was below the national average from 1986 until 1990. Slower economic growth caused the unemployment rate in the Commonwealth to rise to 6.9 percent in 1991 and 7.5 percent in 1992. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 7.1 percent in 1993. In 1994 and 1995, Pennsylvania's annual average unemployment rate was below the Middle Atlantic Region's average, but slightly higher than that of the United States. During 1996, the average unemployment rate in the Commonwealth was 5.3 percent compared to 5.6 percent for the United States. During 1997, the average unemployment rate in the Commonwealth was 5.2 percent compared to 4.9 percent for the United States. For May 1998 the unadjusted unemployment rate was 4.5 percent in the Commonwealth and 4.2 percent in the United States, while the seasonally adjusted unemployment rate for both the Commonwealth and the United States was 4.3 percent.


         State Budget. The Commonwealth operates under an annual budget which is formulated and submitted for legislative approval by the Governor each February. The Pennsylvania Constitution requires that the Governor's budget proposal consist of three parts: (i) a balanced operating budget setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget setting forth proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or its agencies or from operating funds; and
(iii) a financial plan for not less than the succeeding five fiscal years, which includes for each year projected operating expenditures and estimated revenues and projected expenditures for capital projects. The General Assembly may add, change or delete any items in the budget prepared by the Governor, but the Governor retains veto power over the individual appropriations passed by the legislature. The Commonwealth's fiscal year begins on July 1 and ends on June 30.

         All funds received by the Commonwealth are subject to appropriation in specific amounts by the General Assembly or by executive authorization by the Governor. Total appropriations enacted by the General Assembly may not exceed the ensuing year's estimated revenues, plus (less) the unappropriated fund balance (deficit) of the preceding year, except for constitutionally authorized debt service payments. Appropriations from the principal operating funds of the Commonwealth (the General Fund, the Motor License Fund and the State Lottery
Fund) are generally made for one fiscal year and are returned to the unappropriated surplus of the fund if not spent or encumbered by the end of the fiscal year. The Constitution specifies that a surplus of operating funds at the end of a fiscal year must be appropriated for the ensuing year.

         Pennsylvania uses the "fund" method of accounting for receipts and disbursements. For purposes of government accounting, a "fund" is an independent fiscal and accounting entity with a self-balancing set of accounts, recording cash and/or other resources together with all related liabilities and equities. In the Commonwealth, over 120 funds have been established by legislative enactment or in certain cases by administrative action for the purpose of recording the receipt and disbursement of monies received by the Commonwealth. Annual budgets are adopted each fiscal year for the principal operating funds of the Commonwealth and several other special revenue funds. Expenditures and encumbrances against these funds may only be made pursuant to appropriation measures enacted by the General Assembly and approved by the Governor. The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

         Financial information for the principal operating funds of the Commonwealth are maintained on a budgetary basis of accounting, which is used for the purpose of insuring compliance with the enacted operating budget. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). Budgetary basis financial reports are based on a modified cash basis of accounting as opposed to a modified accrual basis of accounting prescribed by GAAP. Financial information is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.


         Financial Condition and Results of Operations. The fiscal years 1992 through 1997 were years of recovery for Pennsylvania from the recession in 1990 and 1991. The recovery fiscal years were characterized by modest economic growth and low inflation rates in the Commonwealth. These economic conditions, combined with several years of tax reductions following the various tax rate increases and tax base expansions enacted in fiscal 1991 for the General Fund, produced modest increases in Pennsylvania's tax revenues during the period. Tax revenues from fiscal 1993 through fiscal 1997 rose at an annual average rate of 4.1 percent. Total revenues and other income sources increased during this period by an average annual rate of 4.7 percent. Expenditures and other uses during the fiscal 1993 through fiscal 1997 period rose at 4.9 percent annual rate, led by annual average increases of 13.8 percent for protection of persons and property program costs and 5.7 percent for public health and welfare program costs. At the close of fiscal 1997, the fund balance for the governmental fund types totaled $1,364.9 million, an increase of $729.7 million over fiscal 1996. The fiscal year-end unreserved-undesignated balance of $187.3 million is the largest balance recorded since fiscal 1987.

         Financial Results for Recent Fiscal Years (GAAP Basis). The five-year period from fiscal 1993 through fiscal 1997 recorded a 4.6 percent average annual increase in revenues and other sources, led by an average annual increase of 8.5 percent for intergovernmental revenues. The increase for intergovernmental revenues in fiscal 1996 is partly due to an accounting change. Tax revenues during the five-year period increased an average of 2.5 percent as modest economic growth, low inflation rates and several tax rate reductions and other tax reduction measures constrained the growth of tax revenues. The tax reduction measures followed a $2.7 billion tax increase measure adopted for the 1992 fiscal year.

         Expenditures and other uses during the fiscal 1993 through fiscal 1997 period rose at an average annual rate of 4.9 percent led by increases of 13.8 percent for protection of persons and property program costs. The costs of a prison expansion program and other correctional program expenses are responsible for the large percentage increase. Efforts to control costs for various social welfare programs and the presence of favorable economic conditions have led to a modest 5.7 percent increase for public health and welfare costs for the five year period.

         The fund balance at June 30, 1997 totaled $1,364.9 million, a $729.7 million increase from fiscal 1996 and a $1,277.4 million increase from a balance of $87.5 million at June 30, 1992.


         Fiscal 1994 Financial Results (Budgeting Basis). Commonwealth revenues during the 1994 fiscal year totaled $15,210.7 million, $38.6 million above the fiscal year estimate, and 3.9 percent over commonwealth revenues during the 1993 fiscal year. The sales tax was an important contributor to the higher than estimated revenues. The strength of collections from the sales tax offset the lower than budgeted performance of the personal income tax that ended the 1994 fiscal year $74.4 million below estimate. The shortfall in the personal income tax was largely due to shortfalls in income not subject to withholding such as interest, dividends and other income. Expenditures, excluding pooled financing expenditures and net of all fiscal 1994 appropriation lapses, totaled $14,934.4 million representing a 7.2 percent increase over fiscal 1993 expenditures. Medical assistance and prisons spending contributed to the rate of spending growth for the 1994 fiscal year.

The Commonwealth maintained an operating balance on a budgetary basis for fiscal 1994 producing a fiscal year ending unappropriated surplus of $335.8 million.

         Fiscal 1995 Financial Results (Budgetary Basis). Commonwealth revenues for the 1995 fiscal year were above estimate and exceeded fiscal year expenditures and encumbrances. Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in the fiscal year-end unappropriated balance. Prior to reserves for transfer to the Tax Stabilization Reserve Fund, the fiscal 1995 closing unappropriated surplus was $540.0 million, an increase of $204.2 million over the fiscal 1994 closing unappropriated surplus prior to transfers.

         Commonwealth  revenues during the 1995 fiscal year were $459.4 million,
2.9 percent, above the estimate of revenues used at the time the 1995 fiscal year budget was enacted. Corporation taxes contributed $329.4 million of the additional receipts largely due to higher receipts from the corporate net income tax. Fiscal 1995 revenues from the corporate net income tax were 22.6 percent over collections in fiscal 1994 and include the effects of the reduction of the tax rate from 12.25 percent to 11.99 percent that became effective with tax years beginning on and after January 1, 1994. The sales and use tax and miscellaneous revenues also showed strong year-over-year growth that produced above-estimate revenue collections. Sales and use tax revenues were $5,526.9 million, $128.8 million above the enacted budget estimate and 7.9 percent over fiscal 1994 collections. Tax receipts from both motor vehicle and non-motor vehicle sales contributed to the higher collections. Miscellaneous revenue collections for fiscal 1995 were $183.5 million, $44.9 million above estimate and were largely due to additional investment earnings, escheat revenues and other miscellaneous revenues.

         Fiscal 1996 Financial Results (Budgetary Basis). Commonwealth revenues (prior to tax refunds) for the 1996 fiscal year increased by $113.9 million over the prior fiscal year to $16,338.5 million representing a growth rate of 0.7 percent. Tax rate reductions and other tax law changes substantially reduced the amount and rate of revenue growth for the fiscal year. The Commonwealth has estimated that tax changes enacted for the 1996 fiscal year reduced Commonwealth revenues by $283.4 million representing 1.7 percentage points of fiscal 1996 growth in Commonwealth revenues. The most significant tax changes enacted for the 1996 fiscal year were (i) the reduction of the corporate net income tax rate to 9.99 percent; (ii) double weighing of the sales factor of the corporate net income apportionment calculation; (iii) an increase in the maximum annual allowance for a net operating loss deduction from $0.5 million to $ 1.0 million;
(iv) an increase in the basic exemption amount for the capital stock and franchise tax; (v) the repeal of the tax on annuities; and (vi) the elimination of inheritance tax on transfers of certain property to surviving spouses.

         Among the major sources of Commonwealth revenues for the 1996 fiscal year, corporate tax receipts declined $338.4 million from receipts in the prior fiscal year, largely due to the various tax changes enacted for these taxes. Corporate tax changes were enacted to reduce the cost of doing business in Pennsylvania for the purpose of encouraging business to remain in Pennsylvania and to expand employment opportunities within the state. Sales and use tax receipts for the fiscal year increased $155.5 million, or 2.8 percent, over receipts during fiscal 1995. All of the increase was produced by the non-motor vehicle portion of the tax as receipts from the sale of motor vehicles declined slightly for fiscal 1996. Personal income tax receipts for the fiscal year increased $291.1 million, or 5.7 percent, over receipts during fiscal 1995. Personal income tax receipts were aided by a 10.2 percent increase in non-withholding tax payments which generally are comprised of quarterly estimated and annual final return tax payments. Non-tax receipts for the fiscal year increased $23.7 million for the fiscal year. Included in that increase was $67 million in net receipts from a tax amnesty program that was available for a portion of the 1996 fiscal year. Some portion of the tax amnesty receipts represent normal collections of delinquent taxes. The tax amnesty program is not expected to be repeated.

         The unappropriated surplus (prior to transfers to Tax Stabilization Reserve Fund) at the close of the fiscal year for the General Fund was $183.8 million, $65.5 million above estimate. Transfers to the Tax Stabilization Reserve Fund from fiscal 1996 operations will be $27.6 million. This amount represents the fifteen percent of the fiscal year ending unappropriated surplus transfer provided under current law. With the addition of this transfer and anticipated interest earnings, the Tax Stabilization Reserve Fund balance will be $211 million.


         Fiscal 1997 Financial Results. The unappropriated balance of Commonwealth revenues increased during the 1997 fiscal year by $432.9 million. Higher than estimated revenues and slightly lower expenditures than budgeted caused the increase . The unappropriated balance rose from an adjusted amount of $158.5 million at the beginning of fiscal 1997, to $591.4 million (prior to reserves for transfer to the Tax Stabilization Reserve Fund) at the close of the fiscal year. Transfers to the Tax Stabilization Reserve Fund for fiscal 1997 operations are expected to be $88.7 million, which represents the normal fifteen percent of the ending unappropriated balance, plus an additional $100 million authorized by the General Assembly when it enacted the fiscal 1998 budget.

         Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $17,320.6 million, $576.1 (3.4 percent) above the estimate made at the time the budget was enacted. Revenue from taxes was the largest contributor to higher than estimated receipts. Tax revenue in fiscal 1997 grew 6.1 percent over tax revenues in fiscal 1996. This rate of increase was not adjusted for legislated tax reductions that affected receipts during both of those fiscal years and therefore understates the actual underlying rate of growth of tax revenue during fiscal 1997. Receipts from the personal income tax produced the largest single component of higher revenues for the fiscal year. Personal income collections were $236.3 million over estimate representing a 6.9 percent increase. Collections of corporate taxes, led by the capital stock and franchise and the gross receipts taxes, also exceeded their estimates for the fiscal year. Non-tax revenues were $19.8 million (5.8 percent) over estimate mostly due to higher than anticipated interest earnings.

         Fiscal 1998 Budget. The budget for fiscal 1998 was enacted in May 1997. Commonwealth revenues for the fiscal year at that time were estimated to be $17,435.4 million before reserves for tax refunds. That estimate represented an increase over estimated fiscal 1997 Commonwealth revenues of 1.0 percent. Although fiscal 1997 revenues exceeded the fiscal 1998 budget revenue estimate, the adopted fiscal 1998 budget revenue estimate remains unchanged and represents a 0.7 percent increase over actual fiscal 1997 revenues. Fiscal 1998 estimates for Commonwealth revenues are based on an economic forecast for national economic growth to slow throughout the fiscal year.

         The rate of anticipated growth of Commonwealth revenues is also affected by the enactment of tax reductions and tax revenue dedications effective for the 1998 fiscal year. Excluding these newly enacted changes, revenues were projected to increase by 2.4 percent during fiscal 1998. Tax reductions enacted for the 1998 fiscal year budget totaled an estimated $170.6 million, including $16.2 million that is reflected in higher projected tax refunds.

         Fiscal 1999 Budget. On April 22, 1998, the Governor signed a $17.96 billion General Fund budget, an increase of 4.7% from the fiscal 1998 budget. Areas receiving the largest budgetary increases are education and workforce development. In addition, approximately $222 million of tax cuts were signed as part of the budget package, reducing taxes on individuals by approximately $100 million. The remainder of the tax cuts primarily affect businesses.


         Debt Limits and Outstanding Debt. The Constitution of Pennsylvania permits the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance.

         Under the Pennsylvania Fiscal Code, the Auditor General is required annually to certify to the Governor and the General Assembly certain information regarding the Commonwealth's indebtedness.

         Local Governments. The City of Philadelphia (the "City" or "Philadelphia") is the largest city in the Commonwealth, with an estimated population of 1,585,577 according to the 1990 Census. Philadelphia experienced a series of general fund deficits for fiscal years 1988 through 1992 which culminated in serious financial difficulties for the City. In its 1992 Comprehensive Annual Financial Report, Philadelphia reported a cumulative general fund deficit of $71.4 million for fiscal year 1992.

         In June 1991, the Pennsylvania legislature established the Pennsylvania Intergovernmental Cooperation Authority ("PICA"), a five-member board to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. The legislation empowered PICA to issue notes and bonds on behalf of Philadelphia, and also authorized Philadelphia to levy a one-percent sales tax the proceeds of which would be used to pay off the bonds. In return for PICA's fiscal assistance, Philadelphia is required, among other things, to establish five-year financial plans that include balanced annual budgets. Under the legislation, if Philadelphia does not comply with such requirements, PICA may withhold bond revenues and certain state funding. At this time, the City is operating under a five-year fiscal plan approved by PICA on April 30, 1996. As of February 28, 1997, PICA has issued approximately $1,761.7 million of its Special Tax Revenue Bonds.

The financial assistance has included the refunding of certain city general obligation bonds, funding of capital projects and the liquidation of the City's Cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million.

         No further PICA bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired on December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,146.2 million in Special Tax Revenue Bonds outstanding as of June 30, 1996.

         The audited General fund balance of the City as of June 30, 1994, 1995 and 1996 showed a surplus of approximately $15.4 million, $80.5 million and $118.5 million, respectively.

         S&P's rating on Philadelphia's general obligation bonds is "BBB." Moody's rating is currently "Baa."

         Litigation. The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth's governmental operations and consequently its ability to pay debt service on its obligations. The Commonwealth also faces tort claims made possible by the limited waiver of sovereign immunity effected by Act 152, approved September 28, 1978, as amended. Under the Act, damages for any loss are limited to $250,000 per person and $1 million for each accident.

Investments, Investment Techniques and Considerations Common to the Funds

Income Level and Credit Risk. Because the Funds hold principally investment grade (in the case of New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund) and high quality (in the case of New York Tax Free Money Fund) municipal obligations, the income earned on shares of each Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its or their municipal obligations may be materially affected. Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may each invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although each Fund's quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated. Shares of the Funds are not insured by any agency of New York, Ohio, Pennsylvania or of the U.S. Government.

Municipal Obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. The two principal classifications of municipal obligations are "notes" and "bonds."

         1. Municipal Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, such financing provides for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government

National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal bonds which meet longer term capital needs generally have maturities of more than one year when issued and have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems, and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial development and pollution control bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or subject to the Fund's 20% limitation on investing in AMT bonds. For the purposes of each Fund's investment limitation
regarding   concentration  of  investments  in  any  one  industry,   industrial
development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.

         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

         The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and Massachusetts state income tax.

         4. Other Municipal  Obligations.  There are, in addition,  a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

         The Funds may purchase variable rate demand instruments that are tax-municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Funds intend to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Funds, or (3) to maintain their respective investment portfolio ratings standards. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that these Funds may purchase are payable on demand on not more than thirty calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Funds will determine the variable rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of a Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

         The value of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Funds may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instruments held by the Funds are ordinarily deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

General Considerations. An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.

         Obligations purchased for the Funds are subject to the limitations on holdings of securities which are not readily marketable contained in each Fund's investment restrictions. The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance marketability. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of each Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

         Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue.

         The Funds expect that each will not invest more than 25% of its total assets in municipal obligations the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal obligations of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, each Fund believes that the most important consideration affecting risk is the quality of municipal obligations.

When-Issued Securities. The Funds may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that the Funds will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Trust does not believe that either Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account in which it will maintain cash, U.S. Government securities and other high grade debt obligations equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Neither Fund will enter into such transactions for leverage purposes.

Stand-by Commitments. Subject to the receipt of any required regulatory authorization, a Fund may acquire "Stand-by Commitments," which will enable that Fund to improve its portfolio liquidity by making available same-day settlements on portfolio sales (and thus facilitate the payment of same-day payments of redemption proceeds in federal funds). Each Fund may enter into such transactions subject to the limitations in the rules under the 1940 Act. A Stand-by Commitment is a right acquired by a Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by Commitments are also known as "puts." Each Fund's investment policies permit the acquisition of Stand-by Commitments solely to facilitate portfolio liquidity. The exercise by a Fund of a Stand-by Commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by Commitments acquired by a Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Stand-by Commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the Stand-by Commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. Each Fund expects to refrain from exercising a Stand-by Commitment in the event that the amount receivable upon exercise of the Stand-by Commitment is significantly greater than the then current market value of the underlying municipal obligations determined, as described below under "Net Asset Value," in order to avoid imposing a loss on a seller and thus jeopardizing a Fund's business relationship with that seller.

         Each Fund expects that Stand-by Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, each Fund will pay for Stand-by Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by a Fund in either manner for outstanding Stand-by Commitments will not exceed 1/2 of 1% of the value of the total assets of that Fund calculated immediately after any Stand-by Commitment is acquired. If the Fund pays additional consideration for a Stand-by Commitment, the yield on the security to which the Stand-by Commitment relates will, in effect, be lower than if the Fund had not acquired such Stand-by Commitment.

         It is difficult to evaluate the likelihood of use or the potential benefit of a Stand-by Commitment. Therefore, it is expected that the Trustees will determine that Stand-by Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the Stand-by Commitment is less than the exercise price of the Stand-by Commitment, such security will ordinarily be valued at such exercise price. Where a Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         Management understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as a precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a Stand-By Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that Stand-by Commitments will be available to a Fund nor has either Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals (not exceeding 397 calendar days in the case of Scudder New York Tax Free Money Fund) to tender (or "put") its bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal, or interest on, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and, in the case of Scudder New York Tax Free Money Fund, the weighted average maturity of the Fund's portfolio would be adversely affected.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. As with any Stand-By Commitments acquired by the Funds, each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Funds' portfolios in a manner designed to minimize any adverse impact from these investments.

Repurchase Agreements. The Funds may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest quality ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. The Funds may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. Each Fund will maintain a segregated account, as described under "When-Issued Securities" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to each Fund's investment restrictions applicable to that activity. Each Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. The Funds do not intend to invest more than 5% in reverse repurchase agreements.

Trustees' Power to Change Objectives and Policies

         Except as specifically stated to the contrary, the objectives and policies of the Funds stated above may be changed by the Trustees without a vote of the shareholders.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed by a Fund without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of that Fund are present or represented by proxy; or (2) more than 50% of the outstanding shares of a Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, each Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

         In addition, as a matter of fundamental policy, Scudder New York Tax Free Fund and Scudder New York Tax Free Money Fund will each:

         (8) have at least 80% of its net assets invested in municipal securities of issuers located in New York and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and
                  Guam) during periods of normal market conditions.

         In addition, as a matter of fundamental policy, Scudder Ohio Tax Free Fund will:

         (9) have at least 80% of its net assets invested in municipal securities of issuers located in Ohio and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and
                  Guam) during periods of normal market conditions.

         In addition, as a matter of fundamental policy, Scudder Pennsylvania Tax Free Fund will:

         (10) have at least 80% of its net assets invested in municipal securities of issuers located in Pennsylvania and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) during periods of normal market conditions.

         As a matter of non-fundamental policy, each Fund may not:

         (i) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

         (ii) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (iii) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (iv) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (v) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (vi) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES


   (See "Purchases" and "Transaction information" in the Funds' prospectuses.)


Additional Information About Opening An Account

         Shareholders of other Scudder funds who have submitted an account application and have a certified taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($1,000 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02101, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         In the case of Scudder New York Tax Free Money Fund, to obtain net asset value determined as of twelve o'clock noon and the same day's dividend, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to Scudder New York Tax Free Money Fund prior to twelve o'clock noon eastern time on that day. If either the federal funds or the account information is received after twelve o'clock noon eastern time but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time), on any business day, shares will be purchased at net asset value determined as of the close of trading on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         To purchase shares of Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Funds prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Funds' transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the Exchange (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Funds pay a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds" but the right to charge investors for this service is reserved.

         Boston banks are presently closed on certain holidays although the Exchange may be open. These holidays include: Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value for Scudder New York Tax Free Money Fund normally will be computed twice a day, as of twelve o'clock noon eastern time and the close of regular trading on each day when the Exchange is open for trading. Net asset value for Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund normally will be computed once a day, as of the close of regular trading on each day when the Exchange is open for trading. Orders received after the close of regular trading on the Exchange are executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Funds' principal underwriter, Scudder Investor Services, Inc., it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Funds' transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Funds' management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at the investor's election through a member of the NASD, other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service. The Trustees and Scudder Investor Services, Inc. each has the right to limit the amount of purchases by, and to refuse to sell to any person, and each may suspend or terminate the offering of shares of each Fund at any time.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status) may be returned to the investor.

         A Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of, the assets of any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS


        (See "Exchanges and redemptions" and "Transaction information" in the Funds' prospectuses.)


Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account is established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"
(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $1,000. When an exchange represents  an  additional  investment  into an  existing  account,  the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain a signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectuses.

         Exchange orders received before the close of regular trading on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "The Scudder Family of Funds" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated.

Redemption by Telephone

         Shareholders currently receive the right to redeem up to $50,000 to their address of record automatically, without having to elect it. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days. Telephone redemption is not available with respect to shares represented by share certificates.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

Redemption by Write-A-Check

         All new investors and existing shareholders of Scudder New York Tax Free Money Fund who apply for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's books for seven days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. the Fund pays the bank charges for this service. However, the Fund reviews the cost of operation periodically and reserves the right to determine if direct charges to the persons who avail themselves of this service would be appropriate.

         Checks will be returned by the Custodian if there are insufficient shares to meet the withdrawal amount. Possible fluctuations in the per share value of the Fund should be considered in determining the amount of the check. An investor should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written. The Trust on behalf of Scudder New York Tax Free Money Fund, Scudder Service Corporation and the Custodian each reserves the right at any time to suspend or terminate the "Write-A-Check" procedure.

Redemption-In-Kind

         Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

Other Information

         If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than a shareholder's cost depending upon the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC, by order, permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         If transactions at any time reduce a shareholder's account balance in a Fund to below $1,000 in value, such Fund may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Trust will redeem all shares, close the account and send redemption proceeds to the shareholder. The shareholder has 60 days to bring the account balance up to $1,000 before any action will be taken by the Trust. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.)

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

====================================================================================================================
         YEARS           ScudderPure No-Load(TM)   8.50% Load Fund     Load Fund with 0.75%     No-Load Fund with
                                 Fund                                        12b-1 Fee           0.25% 12b-1 Fee


                                       45

--------------------------------------------------------------------------------------------------------------------
          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------
          15                    41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------
          20                    67,275                 61,557                 58,672                 64,282
====================================================================================================================

         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me*TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


         (See "Investment products and services" in the [Fund's/Funds']
                          [prospectus/prospectuses].)


         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.


--------------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

--------------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.


         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.


         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.


--------------------

**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.


GLOBAL  EQUITY


     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.


         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.


         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.


         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.


         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.


--------------------

**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
             Automatic Withdrawal Plan" in the Funds' prospectuses.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of the Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System--Group Sub-Accounting Plan for Trust Accounts, Nominees and Corporations

         To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund or Portfolio.

         In its discretion, a Fund may accept minimum initial investments of less than $2,500 (per Portfolio) as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund or Portfolio in the group purchase plan will be $2,500 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

         Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS--Other Information."

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

   (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectuses.)

         Each Fund will follow the practice of distributing substantially all and in no event less than 90% of its net investment income (defined under "ADDITIONAL INFORMATION--Glossary"), which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of a Fund and its shareholders, such Fund may retain all or part of such gain for reinvestment.

         Dividends will be declared daily and distributions of net investment income will be made monthly. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Distributions of net short-term and net long-term capital gains realized during each fiscal year, if any, will be made annually. An additional distribution may be made (or treated as made) in November or December if necessary to prevent the application of the excise tax described in "TAXES" below. Both types of distributions will be made in shares of the Funds and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which such Fund has designated as tax-exempt, and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Funds' prospectuses.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and the life of the Fund each ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
         Where:

                  P        =        a hypothetical initial investment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          Average Annual Total Return for periods ended March 31, 1998

                                                    One               Five              Ten            Life of
                                                    Year             Years             Years             Fund
                                                    ----             -----             -----             ----

Scudder New York Tax Free Money Fund                2.85%             2.51%             --               3.47%
Scudder New York Tax Free Fund                      4.76              7.10              7.01%            --
Scudder Ohio Tax Free Fund                          5.58              7.10              --               7.55
Scudder Pennsylvania Tax Free Fund                  5.30              7.09              --               7.80

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
         Where:

                  C        =        Cumulative Total Return
                  P        =        a hypothetical initial investment of $1,000
                  ERV      =        ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period,of a hypothetical $1,000 investment made at the beginning of the applicable period.

            Cumulative Total Return for periods ended March 31, 1998

                                                   One               Five              Ten             Life of
                                                    Year             Years             Years              Fund
                                                    ----             -----             -----              ----

Scudder New York Tax Free Money Fund                2.85%            13.21%             --               39.94%
Scudder New York Tax Free Fund                      4.76             40.91            96.99%               --
Scudder Ohio Tax Free Fund                          5.58             40.90              --              104.73
Scudder Pennsylvania Tax Free Fund                  5.30             40.86              --              109.51

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

SEC Yield

         Yield for Scudder New York Tax Free Money Fund is the net annualized yield based on a specified seven calendar days calculated at simple interest rates. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Fund for the seven-day period ended March 31, 1998 was 3.02%.

         Yield for Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund is the net annualized SEC yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b/cd + 1)^6-1]
         Where:

         a     =    dividends and interest  earned during the period,  including the amortization of market  premium or  accretion  of market discount.
         b     =    expenses accrued for the period (net of reimbursements).
         c     =    the average  daily number of shares  outstanding  during the period that were entitled to receive dividends.
         d     =    the maximum offering price per share on the last day of the period.

      30-day net annualized SEC yield for the period ended March 31, 1998:

                      Scudder New York Tax Free Fund              4.00%
                      Scudder Ohio Tax Free Fund                  4.19%
                      Scudder Pennsylvania Tax Free Fund          4.19%

Effective Yield

         Effective yield for Scudder New York Tax Free Money Fund is the net annualized yield for a specified seven calendar-days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1.

         Effective yield for the seven day period ended March 31, 1998:

                      Scudder New York Tax Free Money Fund      3.02%

Tax-Equivalent Yield


         Tax-equivalent yield for Scudder New York Tax Free Money Fund is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified seven day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 5.59% to receive after-tax income equal to the 3.02% tax-free effective yield of Scudder New York Tax Free Money Fund for the seven day period ended March 31, 1998.


         Tax-equivalent yield for Scudder New York Tax Free Fund is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30-day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 7.53% to receive after-tax income equal to the 4.00% tax-free yield of Scudder New York Tax Free Fund for the thirty-day period ended March 31, 1998.

         For Scudder Ohio Tax Free Fund, taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 7.50% to receive after-tax income equal to the 4.19% tax-free yield of Scudder Ohio Tax Free Fund for the 30-day period ended on March 31, 1998.

         For Scudder Pennsylvania Tax Free Fund, taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 7.14% to receive after-tax income equal to the 4.19% tax-free yield of Scudder Pennsylvania Tax Free Fund for the 30-day period ended on March 31, 1998.

         Quotations of a Fund's performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses. An investor's shares when redeemed, may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's Corporation 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in the Funds' prospectuses.)

         The Funds are each non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 25, 1983. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The shares are currently divided into six series. The series of the Trust are Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder Ohio Tax Free Fund, Scudder Pennsylvania Tax Free Fund, Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectuses.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with its equitable share of the general liabilities of the Trust, as determined by the Trustees. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

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

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees have the authority to issue more series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

   (See "Fund organization--Investment adviser" in the Funds' prospectuses.)

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


         In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department. The Adviser receives published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.

Scudder New York Tax Free Fund

         The investment management agreement between Scudder New York Tax Free Fund and Scudder was last approved by the Trustees on August 12, 1997. Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that Agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new Investment Management Agreement (the "Agreement") between the Fund and the Adviser was approved by the Fund's Trustees. At a special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the new investment management agreement. The new Agreement became effective on December 31, 1997, and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement in supersedes. The Agreement incorporates conforming changes which promote consistency among all of the Funds advised by the Adviser and which permit ease of administration. The Agreement will continue in effect thereafter by its terms from year to year only so long as its continuance is specifically approved at least annually by the vote of a majority of those Trustees who are not parties to such Agreements or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of the majority of the Trustees or a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under its Agreement the Adviser regularly provides Scudder New York Tax Free Fund with continuing investment management consistent with the Fund's investment objectives and policies and restrictions and determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of each Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of

Trust and By-Laws, the Investment Company Act of 1940, the Internal Revenue Code of 1986 and the Fund's investment objectives, policies and restrictions and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of business of the Trust.

         Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Trust's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York and Boston, Massachusetts) of all officers and executive employees of the Fund affiliated with the Adviser and makes available, without expense to the Fund, the services of such directors, officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For these services Scudder New York Tax Free Fund pays a fee of 0.625 of 1% on an annual basis of the first $200 million of average daily net assets of the Fund and 0.60 of 1% on an annual basis of such net assets in excess of $200 million payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


         For the fiscal years ended March 31, 1996, 1997 and 1998 the investment management fees incurred by Scudder New York Tax Free Fund were $1,215,011, $1,165,330 and $1,184,089, respectively.


         Under its Agreement Scudder New York Tax Free Fund is responsible for all of its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; and any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Custodian Agreement provides that the custodian shall compute the net asset value.

Scudder New York Tax Free Money Fund

         The investment management agreement between Scudder New York Tax Free Money Fund and Scudder was last approved by the Trustees on August 12, 1997. Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that Agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new Investment Management Agreement (the "Agreement") between the Fund and the Adviser was approved by the Fund's Trustees. At a special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the new investment management agreement. The new Agreement became effective on December 31, 1997, and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement in supersedes. The Agreement incorporates conforming changes which promote consistency among all of the Funds advised by the Adviser and which permit ease of administration. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The
Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under its Agreement the Adviser regularly provides Scudder New York Tax Free Money Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies and determines what securities shall be purchased for each Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, and of the Investment Company Act of 1940, as amended, and to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Trust.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Fund, the services of the Adviser's directors, officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and pays the Trust's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.


         For these services Scudder New York Tax Free Money Fund pays a monthly fee of 1/24 of 1% (approximately 0.50 of 1% on an annual basis) of the average daily net assets of the Fund. For the fiscal years ended March 31, 1996, 1997 and 1998, investment management fees incurred by Scudder New York Tax Free Money Fund were $277,273, $286,728 and $337,692, respectively.

         The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.60% of average daily net assets of the Fund until July 31, 1999. For the fiscal year ended March 31, 1998, the Adviser did not impose a portion of its fee amounting to $215,318 and the portion imposed amounted to $122,374.


         Under the Agreement Scudder New York Tax Free Money Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including clerical expenses, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.


         Since the Adviser absorbed Scudder New York Tax Free Money Fund's expenses as described above, the expense ratios for the fiscal years ended March 31, 1996, 1997 and 1998 were 0.60%, 0.60% and 0.60%, respectively. The expense ratios for Scudder New York Tax Free Fund for the fiscal years ended March 31, 1996, 1997 and 1998 were 0.82%, 0.82% and 0.83%, respectively.


Scudder Ohio Tax Free Fund

         The investment management agreement between Scudder Ohio Tax Free Fund and Scudder was last approved by the Trustees on August 12, 1997. Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that Agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new Investment Management Agreement (the "Agreement") between the Fund and the Adviser was approved by the Fund's Trustees. At a special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the new investment management agreement. The new Agreement became effective on December 31, 1997, and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement in supersedes. The Agreement incorporates conforming changes which promote consistency among all of the Funds advised by the Adviser and which permit ease of administration. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The
Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies and determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the Investment Company Act of 1940, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.


         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For these services, the Fund pays the Adviser a monthly fee of 1/20 of 1% (approximately 0.60 of 1% on an annual basis) of the average daily net assets of the Fund. For the fiscal years ended March 31, 1996, 1997 and 1998, the investment management fees incurred by the Fund were $172,284, $190,438 and $226,379, respectively. Had the Adviser imposed a full investment management fee for the fiscal years ended March 31, 1996, 1997 and 1998, the investment management fees would have equaled $486,363, $509,970 and $532,714, respectively.

         The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.50% of average daily net assets of the Fund until January 31, 1999.


         Under the Agreement the Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expense, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

Scudder Pennsylvania Tax Free Fund

         The investment management agreement between Scudder Pennsylvania Tax Free Fund and Scudder was last approved by the Trustees on August 12, 1997. Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that Agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new Investment Management Agreement (the "Agreement") between the Fund and the Adviser was approved by the Fund's

Trustees. At a special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the new investment management agreement. The new Agreement became effective on December 31, 1997, and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement in supersedes. The Agreement incorporates conforming changes which promote consistency among all of the Funds advised by the Adviser and which permit ease of administration. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The
Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies and determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the Investment Company Act of 1940, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.


         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For these services, the Fund pays the Adviser a monthly fee of 1/20 of 1% (approximately 0.60 of 1% percent on an annual basis) of the average daily net assets of the Fund. For the fiscal year ended March 31, 1996, 1997 and 1998, the Adviser did not impose a portion of its management fees amounting to $308,030, $316,193 and $292,000, respectively; the portion imposed amounted to $145,682, $136,180 and $158,978, respectively. The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.50% of average daily net assets of the Fund until January 31, 1999.


         Under the Agreement the Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including clerical expenses of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The Agreements further provide that as between the Trust and the Adviser, the Trust will be responsible for all expenses, including clerical expense of offer, sale, underwriting and distribution of the Funds' shares only so long as the Trust employs a principal underwriter to act as the distributor of the Funds' shares pursuant to an underwriting agreement which provides that the underwriter will assume such expenses. The Trust's underwriting agreement provides that the principal underwriter shall pay all expenses of offer and sale of the Funds' shares except the expenses of preparation and filing of registration statements under the Securities Act of 1933 and under state securities laws, issue and transfer taxes, if any, and a portion of the prospectuses used by the Trust. In the event that the Trust ceases to employ a principal underwriter to act as the distributor of the Funds' shares, the expenses of distributing the Funds' shares will be borne by the Adviser unless the Trust shall have adopted a plan or plans pursuant to Rule 12b-1 under the 1940 Act providing that the Funds shall be responsible for some or all of such distribution expenses.

         Each Agreement requires the Adviser to return to each Fund all or a portion of advances of its management fee to the extent annual expenses of such Fund (including the management fee stated above) exceed the limitations prescribed by any state in which such Fund's shares are offered for sale. Management has been advised that, while most states have eliminated expense limitations, the lowest limitation is currently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of average daily net assets and 1 1/2% of average daily net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to the Fund will be returned as promptly as practicable after the end of the Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organization costs is described herein under "ADDITIONAL INFORMATION--Other Information."

         Each Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Funds, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, the Trustees of the Trust who are not "interested persons" of the Trust are represented by independent counsel at the Fund's expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Trust's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Funds.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS



                                                                                                    Position with
                                                                                                    Underwriter,
Name,  Date of Birth                                             Principal Occupation**             Scudder Investor
and Address                        Position with Trust           and Affiliations                   Services, Inc.
-----------                        -------------------           ----------------                   --------------

Daniel Pierce (3/18/34)*#++        President and Trustee         Managing Director of Scudder       President, Assistant
                                                                 Kemper Investments, Inc.           Treasurer and Director

Henry P. Becton, Jr.               Trustee                       President and General              --
(10/16/43)                                                       Manager, WGBH Educational
WGBH                                                             Foundation
125 Western Avenue
Allston, MA 02134

Dawn-Marie Driscoll (11/5/46)      Trustee                       Executive Fellow, Center for       --
5760 Flamingo Drive                                              Business Ethics, Bentley
Cape Coral, FL 33914                                             College; President, Driscoll
                                                                 Associates

Peter B. Freeman (8/4/32)++        Trustee                       Corporate Director and Trustee     --
100 Alumni Avenue
Providence, RI  02906

George M. Lovejoy, Jr.             Trustee                       President and Director, Fifty      --
(4/15/30)                                                        Associates (real estate
160 Federal Street                                               investment trust)
Boston, MA  02110

Wesley W. Marple, Jr.              Trustee                       Professor of Business              --
(2/22/32)++                                                      Administration, Northeastern
413 Hayden Hall                                                  University College of
360 Huntington Avenue                                            Business Administration
Boston, MA  02115

Kathryn L. Quirk                   Trustee                       Managing Director of Scudder       Vice President,
(12/3/52)*#++                                                    Kemper Investments, Inc.           Director and
                                                                                                    Assistant Director

Jean C. Tempel (3/24/43)           Trustee                       Managing Partner, Technology       --
Ten Post Office Square                                           Equity Partners; Special
Suite 1325                                                       Limited Partner, TL Ventures
Boston, MA  02109

Donald C. Carleton (-/-/-)#        Vice President                Managing Director of Scudder       --
                                                                 Kemper Investments, Inc.

Philip G. Condon (8/15/50)#        Vice President                Managing Director of Scudder       --
                                                                 Kemper Investments, Inc.

Jerard K. Hartman (3/1/33)+        Vice President                Managing Director of Scudder       --
                                                                 Kemper Investments, Inc.

                                       68

                                                                                                    Position with
                                                                                                    Underwriter,
Name,  Date of Birth                                             Principal Occupation**             Scudder Investor
and Address                        Position with Trust           and Affiliations                   Services, Inc.
-----------                        -------------------           ----------------                   --------------

Thomas W. Joseph (4/22/39)#        Vice President                Senior Vice President of           Vice President,
                                                                 Scudder Kemper Investments,        Director, Treasurer
                                                                 Inc.                               and Assistant Clerk

Jeremy L. Ragus (5/24/52)#         Vice President                Senior Vice President of           --
                                                                 Scudder Kemper Investments,
                                                                 Inc.

Rebecca Wilson (2/23/62)#          Vice President                Senior Vice President of           --
                                                                 Scudder Kemper Investments,
                                                                 Inc.

Thomas F. McDonough (1/20/47)#     Vice President and            Senior Vice President of           Clerk
                                   Secretary                     Scudder Kemper Investments,
                                                                 Inc.

John R. Hebble (6/27/58)#          Assistant Treasurer           Senior Vice President of           --
                                                                 Scudder Kemper Investments,
                                                                 Inc.

Caroline Pearson (4/1/62)#         Assistant Secretary           Vice President of Scudder          --
                                                                 Kemper Investments, Inc.;
                                                                 Associate, Dechert Price &
                                                                 Rhoads (law firm) 1989-1997


* Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of the Trust within the meaning of the Investment Company Act of 1940, as amended.

** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.

++ Messrs. Freeman, Marple and Pierce are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

#        Address: Two International Place, Boston, Massachusetts  02110

+        Address: 345 Park Avenue, New York, New York  10154

         The Trustees and officers of the Trust may also serve in similar capacities with other Scudder Funds.

         As of June 30, 1998 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of each Fund outstanding on such date.


         As of June 30, 1998, 11,203,011 shares in the aggregate, 13.14% of the outstanding shares of Scudder New York Tax Free Money Fund, were held in the name of Edmond D. Villani, 345 Park Avenue, 25th Floor, New York, NY 10154-0004.

         As of June 30, 1998, Charles Schwab & Co. owned in the aggregate, by or on behalf of accounts for which it acts as investment adviser, 577,092 shares of Scudder Ohio Tax Free Fund, or 8.16% of the outstanding shares of such Fund. Charles Schwab & Co. may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of June 30, 1998, Charles Schwab & Co. owned in the aggregate, by or on behalf of accounts for which it acts as investment adviser, 319,340 shares of Scudder Pennsylvania Tax Free Fund, or 5.56% of the outstanding shares of such Fund. Charles Schwab & Co. may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.


         To the knowledge of the Trust, as of June 30, 1998 no person owned beneficially more than 5% of each Fund's outstanding shares, except as noted above.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings


         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


Compensation of Officers and Trustees


         The Independent Trustees receive the following compensation from the Funds of Scudder State Tax Free Trust: an annual trustee's fee of $1,800 for a Fund in which total net assets do not exceed $100 million and $3,600 for a Fund in which total net assets exceed $100 million; a fee of $100 for attendance at all other meetings;] and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees . Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of the Scudder funds as a group.


                               Scudder State
                               Tax Free Trust                             All Scudder Funds
                               --------------                             -----------------
                             Paid by         Paid by                 Paid by               Paid by
Name                         the Trust(1)   the Adviser(2)           the Funds           the Adviser(2)
----                         ------------   --------------           ---------           --------------

Henry P. Becton,              $19,550           $2,400                $114,554          $9,500 (24 funds)
Trustee

Dawn-Marie                    $19,750           $2,400                $107,722          $8,800 (24 funds)
Driscoll, Trustee

Peter B. Freeman,             $19,550           $2,400                $137,011          $14,625 (42 funds)
Trustee

George M. Lovejoy,Jr.,         $1,500             $0                  $139,113          $10,700 (22 funds)
Trustee

Wesley W. Marple,Jr.,         $19,550           $2,400                $121,129          $10,100 (23 funds)
Trustee

Jean C.Tempel,                $19,750           $2,400                $122,504          $10,100 (23 funds)
Trustee

         (1) Scudder State Tax Free Trust consists of six funds: Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free and Scudder Pennsylvania Tax Free Fund.

         (2) Meetings associated with the Adviser's alliance with Zurich Insurance Company. See "Investment Adviser" for additional information.

         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                   DISTRIBUTOR

         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated June 1, 1987 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 12, 1997.

         Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.

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

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Trust does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, the Trust would also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, were such a plan adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

                                      TAXES

   (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information, Tax identification number" in the Funds' prospectuses.)

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situation.

         Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in the Funds.

Federal Taxation

         Each Fund within the Trust will be separate for investment and accounting purposes, and will be treated as a separate taxable entity for Federal income tax purposes. Each Fund has elected to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such, and intends to continue to so qualify, in each taxable year as required under the Code in order to avoid payment of federal income tax at the fund level.

         In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets and must also derive less than 30% of its gross income in each taxable year from certain types of investments (such as securities, options and financial futures) held for less than three months. The 30 percent of gross income limitation may restrict Scudder New York Tax Free Fund's activities involving Strategic Transactions. Legislation currently pending before the U.S. Congress would repeal this requirement. However, it is impossible to predict whether this legislation will become law and, if it is so enacted, what form it will eventually take.

         As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income which includes net short-term capital gain in excess of long-term capital loss and at least 90 percent of its tax-exempt net investment income and generally is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized long-term and short-term capital gains in accordance with the timing requirements of the Code. Each Fund intends to distribute at least annually substantially all, and in no event less than 90 percent, of its taxable and tax-exempt net investment income and net realized capital gains.

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

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his share of federal income taxes paid by a Fund on such gains as a credit against his own federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such gains and his tax credit.

         Each Fund is subject to a 4 percent nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98 percent of a Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. Each Fund has adjusted its distribution policies to minimize any adverse impact from this tax or eliminate its application.

         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund. New York Tax Free Fund and New York Tax Free Money Fund intend to offset realized capital gains by using their capital loss carryforwards before distributing any gains. As of March 31, 1997, New York Tax Free Fund had a net capital loss carryforward of approximately $6,317,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until March 31, 2003, $3,937,000 expires March 31, 2003 and $2,380,000 expires March 31, 2004. New York Tax Free Money Fund had a capital loss carryforward of approximately $53,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until March 31, 2000 ($1,000), March 31, 2001 ($2,000), March 31,
2002 ($4,000) and March 31, 2003  ($43,000),  and March 31, 2004  ($3,000),  the
respective expiration dates, whichever occurs first.

         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50 percent requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Distributions to shareholders of tax-exempt interest earned by the Fund for the taxable year are therefore not subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

         The Revenue Reconciliation Act of 1993 requires that any market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount. This rule is effective only for bonds purchased after April 30, 1993.

         Since no portion of a Fund's income will be comprised of dividends from domestic corporations, none of the income distributions of a Fund will be eligible for the dividends-received deduction available for certain taxable dividends received by corporations.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions to corporate shareholders of a Fund are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Any loss realized upon the redemption of shares within six months from the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares. All or a portion of a loss realized on the redemption of shares of Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund may be disallowed if shares of the Fund are purchased (including shares purchased under the dividend reinvestment plan or the automatic investment plan) within 30 days before or after such redemption.

         Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the 20 percent corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the 24 percent individual alternative minimum tax, but normally no more than 20 percent of a Fund's net assets will be invested in securities the interest on which is such a tax preference item for individuals.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to its shareholders a statement of the federal income tax status of all distributions. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Shareholders are also required to report tax-exempt interest. Redemptions of shares of Scudder New York Tax Free Fund, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Interest which is tax-exempt for federal income tax purposes is included as income for purposes of determining the amount of Social Security or railroad retirement benefits subject to tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules applied by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations held by persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Funds have not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.

         Distributions by Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder, to the extent it is derived from other than tax-exempt interest, as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which, to the extent it is derived from other than tax-exempt interest, will nevertheless be taxable to them.

         All futures contracts entered into by Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund and all listed nonequity options written or purchased by a Fund (including options on futures contracts and options on securities indexes) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60 percent long-term and 40 percent short-term, and on the last trading day of the Funds' fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60 percent long-term and 40 percent short-term. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in each Fund's portfolio.

         Positions of Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections, however, exist for them which reduce or eliminate the operation of these rules. The Trust will monitor each Fund's transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of a Fund as a regulated investment company for federal income tax purposes.

         Under the federal income tax law, each Fund will be required to report to the IRS all distributions of taxable income and capital gains, as well as, in the case of New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund, gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company are generally subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with their required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of a Fund will not be subject to backup withholding if the Fund reasonably estimates that at least 95 percent of all of its distributions will consist of tax-exempt interest. However, in this case, the proceeds from the redemption or exchange of shares may be subject to backup withholding. Under another special exception, proceeds from the redemption or exchange of Fund shares are exempt from withholding if the Fund maintains a constant net asset value per share. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting any ordinary income received.

State Taxation

         The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Funds are liable for any income or franchise tax in the Commonwealth of Massachusetts provided that each Fund qualifies as a regulated investment company.

Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund

         New York State corporate tax law has special provisions governing regulated investment companies that are qualified and taxed under Subchapter M of the Code. To the extent a Fund has no federal income tax liability because it distributes all of its investment income and the excess of net short-term capital gain over net long-term capital loss and all of the excess of net long-term capital gain over net short-term capital loss, it will incur no New York State income tax, other than a possible nominal minimum tax. New York City tax consequences are identical except that the amount of the possible minimum tax differs. Individual shareholders who are residents of New York State will be able to exclude for state income tax purposes that portion of the distributions which is derived from interest on obligations of New York State and its political subdivisions and of Puerto Rico, The Virgin Islands and Guam, because at least 50% of the value of the assets of a Fund will be invested in state or municipal obligations the interest on which is exempt for federal income tax purposes.

         Individual shareholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Capital gains that are retained by each Fund will be taxed to that Fund, and New York State and New York City residents will receive no New York income tax credit for such tax. Capital gains that are distributed by a Fund will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents.

Scudder Ohio Tax Free Fund

         In the opinion of Ohio tax counsel, Squire, Sanders & Dempsey, under Ohio law, provided that the Fund continues to qualify as a regulated investment company under the Code and that at all times at least 50 percent of the value of the total assets of the Fund consists of obligations issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of the State of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions (a fund satisfying such requirements being referred to herein as an "Ohio fund"), shareholders of the Fund who are otherwise subject to the Ohio personal income tax, or school district or municipal income taxes in Ohio will not be subject to such taxes on distributions with respect to shares of the Fund to the extent that such distributions are properly attributable to (1) interest on or gain from the sale, exchange or other disposition of Ohio Obligations, or (2) interest on obligations of the United States or its territories or possessions or of any authority, commission or instrumentality of the United States that is exempt from state income taxes under the laws of the United States (e.g., obligations issued by the Governments of Puerto Rico, the Virgin Islands or Guam and their authorities and municipalities) ("Federal and Possessions Obligations").

         Provided the Fund qualifies as an Ohio fund, shareholders who are otherwise subject to the net income base of the Ohio corporation franchise tax will not be subject to such tax on distributions with respect to shares of the Fund to the extent that such distributions are (1) properly attributable to interest on or gain from the sale, exchange or other disposition of Ohio Obligations, (2) properly attributable to interest on Federal and Possessions Obligations, or (3) exempt-interest dividends for Federal income tax purposes. However, shares of the Fund will be includable in the computation of net worth for purposes of such tax. Corporate shareholders that are subject to Ohio municipal income taxes will not be subject to such tax on distributions received from the Fund to the extent such distributions are properly attributable to interest on or gain from the sale of Ohio Obligations or are properly attributable to interest on Federal and Possessions Obligations.

Scudder Pennsylvania Tax Free Fund

         Under a ruling of the Pennsylvania Department of Revenue, individual shareholders of the Fund resident in Pennsylvania will not be subject to Pennsylvania income tax on distributions received from the Fund to the extent such distributions are attributable to interest or capital gain from the sale of tax-exempt obligations of the Governments of Puerto Rico, The Virgin Islands and Guam. Distributions attributable to capital gain from the sale of tax-exempt obligations of the Commonwealth and its political subdivisions and authorities issued before February 1, 1994 will also be exempt from Pennsylvania personal income tax. Other distributions from the Fund, including capital gain dividends, will generally not be exempt from Pennsylvania personal income tax.

         The Department has also ruled that corporations which are subject to the Pennsylvania corporate net income tax will not be subject to such tax on distributions received from the Fund to the extent such distributions are exempt-interest dividends attributable to interest on tax-exempt obligations of the Commonwealth and its political subdivisions and authorities. Distributions attributable to capital gain from the sale of tax-exempt obligations of the Commonwealth and its political subdivisions and authorities issued before February 1, 1994 will also be exempt from Pennsylvania corporate net income tax. Other distributions from the Fund, including capital gain dividends, will generally not be exempt from the Pennsylvania corporate net income tax.

         The Fund  believes  that  shares  of the Fund  will not be  subject  to personal property taxation by Pennsylvania local taxing authorities in proportion to the extent that the personal property owned by the Fund would not be subject to such taxation if owned by a resident of Pennsylvania. The Fund has obtained from several such authorities written confirmation of this view and expects that the numerous other local taxing authorities administer the personal property tax in a similar manner. Accordingly, because the Fund will invest predominantly in obligations of the Commonwealth and its political subdivisions and authorities, most or all of which obligations are not subject to personal property taxation in Pennsylvania, only a small fraction, if any, of the value of the shares of the Fund would be subject to such tax.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for each Fund through the Distributor, which in turn places orders on behalf of a Fund with issuers, underwriters, or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Funds for this service.
Allocation of brokerage is supervised by the Adviser.

         Each Fund's purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only for the purpose of seeking for the Fund the most favorable net results, including such fee, on a particular transaction. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Trust or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that a broker or dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders will be placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Trust and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Trust and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Trust.

         The Trustees intend to review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


         Each Fund's portfolio will experience turnover. The portfolio turnover rates of Scudder New York Tax Free Fund (defined by the SEC as the ratio of the lesser of sales or purchases of securities to the monthly average value of the portfolio, excluding all securities with remaining maturities of less than one year) for the fiscal years ended March 31, 1996, 1997 and 1998 were 80.5%, 71.0% and 28.8%, respectively.

         The portfolio turnover rates for Scudder Ohio Tax Free Fund for the fiscal periods ended March 31, 1996, 1997 and 1998 were 19.6%, 9.66% and 4.9%, respectively. The portfolio turnover rates for Scudder Pennsylvania Tax Free Fund for the fiscal periods ended March 31, 1996, 1997 and 1998 were 11.1%, 11.64% and 20.4%, respectively.


                                 NET ASSET VALUE

Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). If there are no bid and asked quotations, the security is valued at the most recent bid quotation. An unlisted equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system is valued at the most recent sale price. If there are no such sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is the most recent sale price. If there are no such sales, the security is valued at the Calculated Mean. If there is no Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

         If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

Scudder New York Tax Free Money Fund. The net asset value per share of Scudder New York Tax Free Money Fund is determined by the Custodian (twice daily as of twelve o'clock noon and the close of trading on the Exchange), on each day when the Exchange is open for trading (as noted above). Net asset value per share is determined by dividing the total assets of the Fund, less all of its liabilities, by the total number of shares of the Fund outstanding. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if shares of the Fund were purchased on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of the Fund's securities through receipt of regular reports from the Adviser at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts


         The Financial Highlights of the Funds in this combined Statement of Additional Information have been audited by PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and are included in this Statement of Additional Information in reliance upon the accompanying report of said firm, which report is given upon their authority as experts in accounting and auditing.


Shareholder Indemnification

         The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the respective Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high quality bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG-1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-access to the market for refinancing, or both. Loans bearing the designation MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB or B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes issued are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better, although in some cases BBB credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend or earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Glossary

1.       Bond
         A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semiannually in amounts equal to one half the annual interest rate.

2.       Debt Obligation
         A  general  term  which   includes   fixed  income  and  variable  rate
         securities, obligations issued at a discount and other types of securities which evidence a debt.

3.       Discount and Premium
         A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

4.       Maturity
         The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

5.       Municipal Obligation
         Obligations issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from regular federal income tax.

6.       Net Asset Value Per Share
         The value of each share of a Fund for purposes of sales and redemptions.

7.       Net Investment Income
         The net investment income of each Fund is comprised of its interest income, including amortizations of original issue discounts, less amortizations of premiums and expenses paid or accrued computed under GAAP.

8.       Unit Investment Trust
         An investment company organized under a trust or similar agreement which does not have a board of trustees and which issues only redeemable securities each of which represents an undivided interest in a portfolio of specified securities.

Other Information

         Each Fund has a fiscal year ending on March 31.

         Portfolio securities of each Fund are held separately, pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         The firm of Willkie Farr & Gallagher of New York is counsel for the Trust.

         The CUSIP number of the New York Tax Free Money Fund is 811184-20-9. The CUSIP number of the New York Tax Free Fund is 811184-10-0. The CUSIP number of Scudder Ohio Tax Free Fund is 811184-40-7. The CUSIP number of Scudder Pennsylvania Tax Free Fund is 811184-50-6.

         The name "Scudder State Tax Free Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 8, 1987, as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. No fund of the Trust is liable for the obligations of any other Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust of the Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of that Fund for the enforcement of any claims against such Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value per share for each Fund. Scudder New York Tax Free Money Fund pays SFAC an annual fee equal to 0.020% of the first $150 million of average daily net assets, 0.0060% of the next $850 million of such assets and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by Scudder New York Tax Free Money Fund for the fiscal year ended March 31, 1997 amounted to $30,000. Scudder New York Tax Free Money Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free Fund each pay SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by Scudder New York Tax Free Fund for the fiscal years ended March 31, 1996, 1997 and 1998, respectively, amounted to $53,141, $53,983 and $52,711, respectively. For the fiscal years ended March 31, 1996, 1997 and 1998, respectively, the amounts charged to Scudder Ohio Tax Free Fund by SFAC amounted to $36,000, $36,000 and $36,000, of which $3,000 was unpaid at March 31, 1998. For the fiscal years ended March 31, 1996, 1997 and 1998, respectively, the amounts charged to Scudder Pennsylvania Tax Free Fund by SFAC amounted to $36,000, $36,000 and $36,000, respectively, of which $3,000 was unpaid at March 31, 1998.

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of Scudder, Stevens & Clark, Inc., is the transfer and dividend-disbursing agent for the Funds. Service Corporation also serves as shareholder service agent. Scudder New York Tax Free Fund pays SSC an annual fee of $25.00 for each account maintained for a shareholder, which is $13.25 for its services as transfer and dividend-paying agent and $11.75 for its services as shareholder service agent. Scudder New York Tax Free Money Fund pays SSC an annual fee of $28.90, which is $12.40 for its services as transfer and dividend-paying agent and $16.50 for its services as shareholder service agent, for each account maintained for a shareholder. For the fiscal years ended March 31, 1996, 1997 and 1998, respectively, Scudder New York Tax Free Fund incurred SSC fees of $124,088, $119,944 and $118,928, respectively, of which $10,151,
$10,181 and $9,933 was unpaid at March 31, 1996, 1997 and 1998, respectively. For the fiscal years ended March 31, 1996, 1997 and 1998, respectively, Scudder New York Tax Free Money Fund incurred SSC fees of $60,783, $58,369 and $57,141, respectively, of which $5,060, $4,874 and $4,445 was unpaid at March 31, 1996, 1997 and 1998, respectively. For the fiscal years ended March 31, 1996, 1997 and 1998, respectively, Scudder Ohio Tax Free Fund incurred SSC fees of $58,847, $58,820 and $58,657, respectively, of which $4,831, $5,048 and $4,622 was unpaid at March 31, 1996, 1997 and 1998, respectively. For the fiscal years ended March 31, 1996, 1997 and 1998, respectively, Scudder Pennsylvania Tax Free Fund incurred SSC fees of $62,311, $62,522 and $61,715, respectively, of which $5,167, $5,480 and $5,020 was unpaid at March 31, 1996, 1997 and 1998, respectively.

         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder New York Tax Free Fund

         The financial statements, including the Investment Portfolio, of Scudder New York Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the shareholders of the Fund dated March 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

Scudder New York Tax Free Money Fund

         The financial statements, including the Investment Portfolio, of Scudder New York Tax Free Money Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the shareholders of the Fund dated March 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

Scudder Ohio Tax Free Fund

         The financial statements, including the Investment Portfolio, of Scudder Ohio Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the shareholders of the Fund dated March 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

Scudder Pennsylvania Tax Free Fund

         The financial statements, including the Investment Portfolio, of Scudder Pennsylvania Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the shareholders of the Fund dated March 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

Scudder
New York
Tax Free Money Fund


Scudder
New York
Tax Free Fund

Annual Report
March 31, 1998

Pure No-Load(TM) Funds


For investors seeking triple-tax-free income exempt from New York state and New York City personal income taxes and regular federal income taxes.


A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


SCUDDER                    (logo)

                      Scudder New York Tax Free Money Fund

--------------------------------------------------------------------------------
Date of Inception:  5/28/87  Total Net Assets as of       Ticker Symbol:  SCNXX
                             3/31/98: $92.5 million
--------------------------------------------------------------------------------

o Scudder New York Tax Free Money Fund offered a seven-day effective yield of 3.02% on March 31, 1998, equivalent to a 5.37% taxable yield for investors in the top federal and state income tax brackets.

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE


BAR CHART TITLE:

                    7-Day Effective Yield on March 31, 1998

BAR CHART DATA:

                       -----------------------------------
                       Scudder New York      Taxable
                        Tax Free Money      Equivalent
                             Fund             Yield
                       -----------------------------------
                             3.02%            5.37%
                       -----------------------------------




                                Table of Contents

   4  Letter from the Fund's President   34  Report of Independent Accountants
   7  Portfolio Management Discussion    35  Tax Information
  12  Glossary of Investment Terms       36  Shareholder Meeting Results
  13  Investment Portfolio               40  Officers and Trustees
  16  Financial Statements               41  Investment Products and Services
  19  Financial Highlights               42  Scudder Solutions
  30  Notes to Financial Statements


                    2 - Scudder New York Tax Free Money Fund

                         Scudder New York Tax Free Fund

--------------------------------------------------------------------------------
Date of Inception:  7/22/83  Total Net Assets as of      Ticker Symbol:  SCYTX
                             3/31/98: $195.7 million
--------------------------------------------------------------------------------


o Scudder New York Tax Free Fund provided a 4.00% 30-day net annualized SEC yield on March 31, 1998. For shareholders subject to the 43.74% maximum combined federal and state income tax rate, the Fund's yield was equal to a taxable yield of 7.11%. The Fund posted a solid 11.20% total return for its most recent fiscal year ended March 31, 1998.


THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE


BAR CHART TITLE:

                       30-Day SEC Yield on March 31, 1998

BAR CHART DATA:

                       -----------------------------------
                                              Taxable
                       Scudder New York     Equivalent
                         Tax Free Fund        Yield
                       -----------------------------------
                            4.00%             7.11%
                       -----------------------------------




                                Table of Contents

   4  Letter from the Fund's President    30  Notes to Financial Statements
   5  Performance Update                  34  Report of Independent Accountants
   6  Portfolio Summary                   35  Tax Information
   9  Portfolio Management Discussion     38  Shareholder Meeting Results
  12  Glossary of Investment Terms        40  Officers and Trustees
  20  Investment Portfolio                41  Investment Products and Services
  26  Financial Statements                42  Scudder Solutions
  29  Financial Highlights


                       3 - Scudder New York Tax Free Fund

                        Letter from the Funds' President
Dear Shareholders,

     We are pleased to report to you concerning the performance of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund over their most recent fiscal year ended March 31, 1998. Scudder New York Tax Free Money Fund posted a 5.37% tax equivalent yield based on the maximum federal and state tax rates at the close of the period.

     Scudder New York Tax Free Fund posted a 4.00% 30-day net annualized SEC yield as of March 31, equivalent to a taxable yield of 7.11% for investors in the top New York tax bracket. In addition, the Fund earned a solid total return of 11.20% for the 12 months ended March 31. Please read the portfolio management discussions beginning on page 7 for more information.

     As of January 1, 1998, the Fund's investment adviser changed its name to Scudder Kemper Investments, Inc., from Scudder, Stevens & Clark, Inc., pursuant to the acquisition of a majority interest in Scudder, Stevens & Clark by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc. As of January 1 we also welcomed a new portfolio management team for Scudder New York Tax Free Money Fund: Frank J. Rachwalski, Jr., Lead Portfolio Manager, and Jerri I. Cohen, Portfolio Manager, with a combined 42 years of investment industry experience.

     For those of you interested in new Scudder products, we recently introduced three industry sector funds as a part of our Choice Series: Scudder Financial Services Fund, which seeks long-term growth by investing in financial services companies in the United States and abroad; Scudder Health Care Fund, which seeks long-term growth from health care companies located around the world; and Scudder Technology Fund, which pursues long-term growth by investing in companies that develop, produce, or distribute technology. In addition, April 6, 1998, marked the debut of our newest entrant in the growth and income category:
Scudder Real Estate Investment Fund, investing in equity securities of companies in the real estate industry. Please see page 41 for more information on Scudder products and services.

     As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your Fund. Page 42 provides more information on how to contact Scudder. Thank you for choosing Scudder to help meet your investment needs.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder New York Tax Free Money Fund
     Scudder New York Tax Free Fund

                    4 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

                     Performance Update as of March 31, 1998

-------------------------------------------
Fund Index Comparisons
-------------------------------------------
                            Total Return
-------------------------------------------
Period Ended   Growth of            Average
3/31/98         $10,000  Cumulative  Annual
-------------------------------------------
Scudder New York Tax Free Fund
-------------------------------------------
1 Year          $11,120    11.20%    11.20%
5 Year          $13,554    35.54%     6.27%
10 Year         $22,038   120.38%     8.22%
-------------------------------------------
Lehman Brothers Municipal Bond Index
-------------------------------------------
1 Year          $11,073    10.73%    10.73%
5 Year          $13,911    39.11%     6.82%
10 Year         $22,289   122.89%     8.34%

-------------------------------------------
Growth of a $10,000 Investment
-------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended March 31

   Scudder New York
    Tax Free Fund
Year           Amount
---------------------
'88           $10,000
'89           $10,855
'90           $11,743
'91           $12,659
'92           $14,065
'93           $16,260
'94           $16,473
'95           $17,525
'96           $18,919
'97           $19,819
'98           $22,038

Lehman Brothers Municipal
     Bond Index
Year           Amount
---------------------
'88           $10,000
'89           $10,719
'90           $11,851
'91           $12,943
'92           $14,238
'93           $16,022
'94           $16,393
'95           $17,611
'96           $19,088
'97           $20,129
'98           $22,289

The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.


                           Yearly periods ended March 31

                       1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
                     --------------------------------------------------------------------------------
Net Asset Value      $10.53  $10.60  $10.73  $10.98  $11.40  $10.32  $10.38  $10.67  $10.63  $11.27
Income Dividends     $  .72  $  .69  $  .67  $  .65  $  .61  $  .54  $  .52  $  .53  $  .53  $  .51
Capital Gains and
Other Distributions  $   --  $  .09  $   --  $  .25  $  .61  $  .73  $  .05  $   --  $  .01  $  .02
Fund Total
Return (%)             8.55    8.18    7.79   11.11   15.60    1.31    6.39    7.95    4.76   11.20
Index Total
Return (%)             7.21   10.56    9.22   10.02   12.52    2.32    7.43    8.38    5.45   10.73

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

                       5 - Scudder New York Tax Free Fund

                    Portfolio Summary as of March 31, 1998

-------------------------------
Diversification
-------------------------------
Core Cities/Lease           20%
State General Obligation    13%
Higher Education            11%
Water/Sewer Revenue         10%
Hospital/Health              9%
County General Obligation/
  Lease                      7%
Pollution Control/
 Industrial Development      6%
Other General Obligation/
  Lease                      6%
Port/Airport Revenue         5%
Miscellaneous Municipal     13%
-------------------------------
                           100%
-------------------------------

The Fund invests in a broad
selection of New York tax-free
bonds.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

------------------------------
Quality
------------------------------
AAA                        47%
AA                          6%
A                          13%
BBB                        21%
Not Rated                  13%
------------------------------
                          100%
------------------------------

Weighted average quality: AA

Overall portfolio quality remains
high, with over 65% of portfolio
securities rated A or better as of
March 31.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

------------------------------
Effective Maturity
------------------------------
Less than 1 year            2%
1-5 years                   5%
5-10 years                 48%
10-15 years                30%
Greater than 15 years      15%
------------------------------
                          100%
------------------------------

Weighted average effective maturity:
10.5 years

We continue to focus on the
purchase of noncallable bonds with
maturities of 15 years or less.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

For more complete details about the Fund's investment portfolio, see page 20.

                       6 - Scudder New York Tax Free Fund

                         Portfolio Management Discussion

                      Scudder New York Tax Free Money Fund

Dear Shareholders,

During Scudder New York Tax Free Money Fund's most recent fiscal year, interest rates of tax-exempt money fund instruments drifted downward in the face of healthy demand for these securities, no action on interest rates by the Federal Reserve, and a vibrant U.S. economy accompanied by low inflation. The Fund's 7-day effective yield as of March 31 was 3.02%. For investors in the highest combined state and federal income tax bracket, the Fund's yield equaled a 5.37% compounded taxable yield, higher than the 5.03% average for taxable money funds, according to IBC Financial Data, Inc., an independent firm that tracks money fund performance. Our strategy during this period was to purchase tax-exempt commercial paper -- which enables the buyer to select a specific maturity date -- with three-, four-, and five-month maturities. We also attempted to obtain attractive value by concentrating our purchases during periods of seasonal market weakness.

With the State's economy continuing to grow, barring any downturn in the U.S. economy caused by aftershocks from the Asian crisis we believe the New York tax-free money market and the Fund should perform well over the coming months. We will continue to seek to take advantage of seasonal market weakness, such as in April, when last-minute


                    7 - Scudder New York Tax Free Money Fund taxpayers sell their securities and create a temporary surge of supply that lasts into May. Our continuing goal is to provide New York Fund shareholders with a competitive triple-tax-free yield by searching for high-quality, short-term municipal securities while actively managing the Fund's average maturity.

Sincerely,

Your Portfolio Management Team

/s/Frank J. Rachwalski, Jr. /s/Jerri I. Cohen

Frank J. Rachwalski, Jr.    Jerri I. Cohen

                                Scudder New York
                              Tax Free Money Fund:
                          A Team Approach to Investing

  Scudder New York Tax Free Money Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

  Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for the Fund's day-to-day management in 1998. Mr. Rachwalski joined the Adviser in 1973 and he has 25 years of experience managing money market portfolios. Jerri
  I. Cohen, Portfolio Manager, joined the Fund's team in January 1998. Ms. Cohen, who has been with the Adviser since 1981, has 17 years of experience in the financial industry including five years in tax-exempt money fund investing.

                    8 - Scudder New York Tax Free Money Fund

                        Portfolio Management Discussion

                         Scudder New York Tax Free Fund

Dear Shareholders,

For its most recent fiscal year ended March 31, 1998, Scudder New York Tax Free Fund posted a solid total return as interest rates continued a slow and steady decline against a backdrop of low inflation and healthy economic growth. The Fund's 11.20% total return for the period consisted of a $0.64 increase in net asset value per share to $11.27, income distributions of $0.51 per share, and a short-term capital gain distribution of $0.02 per share. This return outpaced the 10.49% average of 97 similar funds tracked by Lipper over the 12-month period.

                                 New York Update

New York State was without an approved state budget as of April 1, 1998 -- the fourteenth consecutive year this deadline has passed unmet. The most contentious issue preventing an agreement was how to allocate the State's $2 billion 1998 fiscal year General Fund surplus. Despite the lack of resolution on this front, New York continues to benefit from the strength of its own economy as well as that of the U.S. economy.

Higher than expected income tax revenues and lower than expected social service costs accounted for New York's budget surplus. The State will use $800 million of this surplus to finance expenditures in the 1999 fiscal year budget. The State's economy continues to grow, though more slowly than the national economy. New York's 1997 private sector job growth of 2%, or 115,300 jobs, was the highest rate in ten years. The underlying strength of New York's economy continues to lie in the finance, insurance, and real estate sectors. Companies on Wall Street have been reaping tremendous profits resulting in higher salaries and even higher year-end bonuses for their employees. In 1996, the State's per capita income was $26,782 -- 18% higher than the national average.

Governor Pataki's proposed budget includes $1 billion in new debt financing for various State projects, over one half of which is earmarked for school construction. Due to the size of the State's budget and its high wealth levels, we believe the State's growing debt burden and the Governor's proposed bond issuance will not lead to a deterioration of New York's credit standing.

                                Steady Growth and
                                  Low Inflation

The long-running U.S. economic scenario of moderate growth and low inflation forges on. Asia, expected by many to export its way out of economic crisis and in doing so derail U.S. growth, has so far increased exports only modestly. At the same time, the U.S. bond market has benefited from Federal Reserve inaction on interest rates, falling commodity prices, mixed economic statistics, and portfolio rebalancing by investors who have acted to reduce the overweighting of stocks in their portfolios. Moreover, the municipal bond market has enjoyed its first significant increase in investor interest in four years. During the Fund's most recent


                       9 - Scudder New York Tax Free Fund

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART TITLE:

Municipal Yields Compared with Inflation
March 31, 1995 - March 31, 1998

LINE CHART DATA:

 -----------------------------------------------------
                   CPI             10-year
                               municipal bonds
 -----------------------------------------------------

 3/95              2.81             4.90
                   2.73             4.65
                   2.90             5.00
 1/96              2.95             5.15
                   2.99             5.00
                   3.04             4.85
                   2.50             5.10
 1/97              2.23             4.75
                   2.08             4.50
                   1.84             4.60
                   1.60             4.20
                   1.40             4.30
 3/98              1.40             4.50
 -----------------------------------------------------


(Chart indicates a 3.10% spread between the 10-year municipal bonds at 4.50% (3/98) and the CPI at 1.40% (3/98).)


Municipal yields represented by 10-year, AAA-rated municipal bonds.

Inflation represented by CPI (Consumer Price Index).

Sources:  Salomon Brothers; Datastream
----------

fiscal year, yields of 10-year Treasury bonds declined 1.3 percentage points and their prices rose 9.3%, while yields of comparable municipal bonds declined almost three quarters of a percentage point and their prices increased 5.2%.

It's important to note that in the current environment of lower municipal bond yields, "real" interest rates -- interest rates minus increases in the CPI, a recognized barometer of inflation -- have rarely been higher. Real interest rates depict the level of income bondholders actually earn, taking into account the erosion in value of their principal from inflation. The chart above illustrates the widening gap between yield levels and inflation since March 1995.

                     Focus on Intermediate Noncallable Bonds

As a means of locking in a substantial income stream for Scudder New York Tax Free Fund over time, we continue to focus on the purchase of noncallable bonds with maturities of 15 years or less. As of March 31, over 80% of the Fund's securities had maturities in this range. We also continue to look for opportunities to add high yielding BBB-rated and non-rated bonds to the portfolio. Higher yielding bonds, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. During the most recent fiscal year, the Fund benefited from a credit upgrade of New York City bonds from BBB to A3 by Moody's ratings service. (The Fund previously increased its New York City holdings significantly in 1996.) Many other New York municipal credits were also upgraded during the period, including State lease bonds held by the Fund. (For a summary of the Fund's quality, diversification, and maturity structure, see page 6.)

Overall portfolio quality remains high, with over 60% of portfolio securities rated A or better at the close of the period. We continue to invest in a broad selection of New York municipal bonds, including core cities/lease, general obligation, and higher education bonds.

The Fund seeks to provide investors with a competitive level of federal and state tax-exempt income as well as the best possible total return performance. Our long-term investment strategy focuses on four basic elements: (1) purchasing bonds with effective maturities of 15 years or less;


                      10 - Scudder New York Tax Free Fund

(2) purchasing noncallable bonds at yields close to those of callable bonds with comparable maturities; (3) purchasing high-yielding callable bonds, and (4) diversifying investments based on careful credit selection.

                                     Outlook

In the words of Federal Reserve Chairman Greenspan, the U.S. economy delivered "exemplary performance" in 1997, with real GNP growth of 3.8%. We believe this level of growth will be difficult to maintain in 1998 because of two current drags on the economy -- burdensome consumer debt, and a high level of corporate write-offs -- and one that still looms -- possible economic fallout from Asia's troubles. Any slowdown from current levels of growth would provide a basis for a sustained decline in interest rates and favorable bond market performance. At the same time, we believe that the Fed will stand ready to raise interest rates at the first sign of runaway growth.

We will continue our focus on noncallable municipal bonds with maturities of 15 years or less as we seek to boost yield and achieve attractive long-term returns for our investors. In addition, we will attempt to limit volatility by maintaining a neutral average maturity and high overall credit quality as we pursue triple-tax-free income and competitive total return for Scudder New York Tax Free Fund shareholders.

Sincerely,

Your Portfolio Management Team

/s/Jeremy L. Ragus        /s/Christopher J. Mier

Jeremy L. Ragus           Christopher J. Mier


                                Scudder New York
                                 Tax Free Fund:
                          A Team Approach to Investing

  Scudder New York Tax Free Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

  Lead Portfolio Manager Jeremy L. Ragus has had responsibility for the Fund's day-to-day management since 1990. Mr. Ragus, who joined the Adviser in 1990, has 16 years of experience in municipal investing. Christopher J. Mier, Portfolio Manager, joined the Fund's management team in 1998. Mr. Mier, who has been with the Adviser since 1986, has more than 20 years of experience in municipal investing and portfolio management.


                      11 - Scudder New York Tax Free Fund

                          Glossary of Investment Terms

 BOND An interest-bearing security issued by the federal, state, or local government or a corporation that obligates the issuer to pay the bondholder a specified amount of interest for a stated period -- usually a number of years -- and to repay the face amount of the bond at its maturity date.

 GENERAL OBLIGATION BOND          A municipal bond backed by the "full faith
                                  and credit" (including the taxing and further borrowing power) of the city, state, or agency that issues the bond. A general obligation bond is repaid with the issuer's general revenue and borrowings.

 INFLATION                        An overall increase in the prices of goods
                                  and services, as happens when business and consumer spending increases relative to the supply of goods available in the marketplace
                                  -- in other words, when too much money is chasing too few goods. High inflation has a negative impact on the prices of fixed-income securities.

 MUNICIPAL BOND                   An interest-bearing debt security issued by a
                                  state or local government entity.

 NET ASSET VALUE (NAV)            The price per share of a mutual fund based on
                                  the sum of the market value of all the
                                  securities owned by the fund divided by the number of outstanding shares.

 TAXABLE EQUIVALENT YIELD         The level of yield a fully taxable instrument
                                  would have to provide to equal that of a tax-free municipal bond on an after-tax basis.

 30-DAY SEC YIELD                 The standard yield reference for bond funds,
                                  based on a formula prescribed by the SEC.
                                  This annualized yield calculation reflects the 30-day average of the income earnings of every holding in a given fund's portfolio, net of expenses, assuming each is held to maturity.

 TOTAL RETURN                     The most common yardstick to measure the
                                  performance of a fund. Total return --
                                  annualized or compound -- is based on a
                                  combination of share price changes plus
                                  income and capital gain distributions, if any, expressed as a percentage gain or loss in value.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)

                   12 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

                    Investment Portfolio as of March 31, 1998

                                                                                                    Credit
                                                                                   Principal      Rating (b)        Value ($)
                                                                                  Amount ($)      (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------
New York
Albany, New York, Industrial Development Authority, Davies Office Refurbishing,
  Series 1997,Weekly Demand Note, AMT, 3.55%, 2/1/17* ........................... 2,300,000          A1              2,300,000
Buffalo, NY, Revenue Anticipation Notes, 4.4%, 8/5/98 ........................... 1,000,000          SP1+            1,001,953
Erie County, NY, Water Authority, Waterworks Revenue, Weekly Demand Bonds,
  3.45%, 12/1/16 (c)* ........................................................... 2,000,000          A1+             2,000,000
Freeport Union Free School District, NY, Tax Anticipation Note, 4.25%, 6/29/98 .. 1,500,000          SKI             1,500,880
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy Corporation,
  Weekly Demand Note, AMT, 3.55%, 9/15/15* ...................................... 1,000,000          A1+             1,000,000
Monroe County, NY, General Obligation, Tax Exempt Commercial Paper, Series 1997,
  3.25%, 5/11/98 ................................................................ 1,000,000          A1+             1,000,000
Monroe County, NY, Industrial Development Agency, Office Building Associates,
  Series 1992, Weekly Demand Note, 3.45%, 10/1/00* .............................. 1,499,000          P1              1,499,000
Municipal Assistance Corp. for New York City:
  Series 1996G, 4.5%, 7/1/98 .................................................... 1,500,000          AA              1,502,357
  Series K1, Weekly Demand Note, 3.5%, 7/1/08* .................................. 2,000,000          A1+             2,000,000
  Series K2, Adjustable Weekly, 3.5%, 7/1/08* ................................... 3,600,000          A1+             3,600,000
  Tax Exempt Commercial Paper, 3.45%, 5/5/98 .................................... 1,500,000          A1+             1,500,000
  Tax Exempt Commercial Paper, 3.45%, 5/18/98 ................................... 2,000,000          A1+             2,000,000
  Tax Exempt Commercial Paper, 3.3%, 6/15/98 .................................... 2,000,000          A1+             2,000,000
Nassua County, NY, Tax Anticipation Note, 4.25%, 12/22/98 ....................... 1,000,000          SP1             1,002,934
New York City Health and Hospital Corporation Revenue, Series 1997 A, Weekly
  Demand Note, 3.5%, 2/15/26* ................................................... 1,000,000          A1+             1,000,000
New York City, Housing Development Corporation, Revenue Bonds, Weekly Demand
  Note, 3.5%, 5/1/30* ........................................................... 1,000,000          A1              1,000,000
New York City, Industrial Development Agency, Korean Airlines, Series 1997 A,
  Weekly Demand Note, 3.6%, 11/1/24* ............................................ 2,000,000          MIG1            2,000,000
New York City Municipal Water Finance Authority, Daily Demand Note:
  3.85%, 6/15/22 (c)* ...........................................................   200,000          MIG1              200,000
  3.85%, 6/15/24 (c)* ...........................................................   300,000          MIG1              300,000
New York City, NY, General Obligation:
  Series 1993B, Daily Demand Note, 3.8%, 10/1/20 (c)* ...........................   200,000          A1+               200,000
  Series 1993B, Daily Demand Note, 3.8%, 10/1/22 (c)* ...........................   300,000          A1+               300,000
  Series 1994A-4, Daily Demand Note, 3.85%, 8/1/22* .............................   200,000          MIG1              200,000
  Series 1994B-2, Daily Demand Note, 3.85%, 8/15/03 (c)* ........................ 1,500,000          MIG1            1,500,000
New York City, NY, Revenue Anticipation Notes, Series 1997 A, 4.5%, 6/30/98 ..... 2,000,000          SP1+            2,003,077

    The accompanying notes are an integral part of the financial statements.


                    13 - Scudder New York Tax Free Money Fund

                                                                                                    Credit
                                                                                   Principal      Rating (b)        Value ($)
                                                                                  Amount ($)      (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Tax Exempt Commercial Paper, General Obligation:
  3.45%, 4/20/98 (c) ............................................................ 1,000,000          A1+             1,000,000
  3.45%, 5/11/98 ................................................................ 2,400,000          A1+             2,400,000
New York Metropolitan Transportation Authority, Daily Demand Note, 3.85%,
  1/1/18 (c)* ................................................................... 3,000,000          MIG1            3,000,000
New York State Energy Research and Development Authority:
  Gas Facilities Revenue Bonds, Weekly Demand Note, 3.6%, 12/1/20 (c)* .......... 1,000,000          A1+             1,000,000
  Long Island Lighting Co., Weekly Demand Note, 3.55%, 12/1/27* ................. 4,000,000          MIG1            4,000,000
  New York State Electric & Gas Co.:
   1994 Series C, Daily Demand Note, 3.65%, 6/1/29* ............................. 1,565,000          A1+             1,565,000
   1994 Series D, Daily Demand Note, 3.65%, 10/1/29* ............................ 1,400,000          A1+             1,400,000
  Pollution Control Revenue, Niagara Mohawk Co.:
   1985 Series A, Daily Demand Note, 3.95%, 7/1/15* .............................   200,000          A1+               200,000
   1985 Series B, Daily Demand Note, 3.75%, 12/1/25* ............................   200,000          P1                200,000
   1985 Series C, Daily Demand Note, 3.75%, 12/1/25* ............................   200,000          P1                200,000
   1987 Series B, Daily Demand Note, AMT, 4%, 7/1/27* ...........................   300,000          A1+               300,000
  Pollution Control Revenue, Orange & Rockland Utilities, Weekly Demand Notes,
   3.45%, 10/1/14 (c)* .......................................................... 2,100,000          MIG1            2,100,000
New York State Housing Finance Agency:
  Hospital for Special Surgery, Weekly Demand Bonds, 3.3%, 11/1/10* ............. 2,110,000          MIG1            2,110,000
  Normandie Court 1 Housing Revenue, Weekly Demand Bond, 3.5%, 5/15/15* ......... 3,900,000          MIG1            3,900,000
  Tribeca Landing Housing, Revenue Bonds, Weekly Demand Note, AMT,
   Series 1997A, 3.5%, 11/1/30* ................................................. 2,000,000          A1              2,000,000
New York State Job Development Authority:
  Special Purpose, Series B1-21, Daily Demand Note, AMT, 3.8%, 3/1/05* ..........   830,000          MIG1              830,000
  Variable Rate Demand Bond, Series 1984F, 4.1%, 3/1/99* ........................   495,000          MIG1              495,000
New York State Local Government Assistance Corporation, Series 1993 A,
  Weekly Demand Note, 3.45%, 4/1/22* ............................................ 1,000,000          MIG1            1,000,000
New York State Medical Care Facilities Finance Agency, Children's Hospital of
  Buffalo, Weekly Demand Bond, 3.5%, 11/1/05* ................................... 2,500,000          MIG1            2,500,000
New York State, Tax Exempt Commercial Paper:
  Bond Anticipation Notes, 3.65%, 6/18/98 ....................................... 2,000,000          A1              2,000,000
  Dormitory Authority, 3.45%, 5/7/98 ............................................   200,000          A1                200,000
  Environmental Facilities Corp., 3.45%, 6/22/98 ................................ 2,000,000          A1+             2,000,000
  Environmental Quality, 3.6%, 4/9/98 ........................................... 1,500,000          A1+             1,500,000
  Environmental Quality Control, 3.4%, 6/8/98 ................................... 1,000,000          A1+             1,000,000

    The accompanying notes are an integral part of the financial statements.


                    14 - Scudder New York Tax Free Money Fund

                                                                                                    Credit
                                                                                   Principal      Rating (b)        Value ($)
                                                                                  Amount ($)      (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
  Environmental Quality Control, 3.5%, 6/3/98 ................................... 3,000,000          A1+             3,000,000
  Power Authority of New York, 3.25%, 5/6/98 .................................... 1,500,000          A1              1,500,000
  Power Authority of New York, 3.5%, 5/11/98 .................................... 2,000,000          A1              2,000,000
Onondaga County, NY, Industrial Development Agency, Southern Container Corp.,
  Weekly Demand Note, AMT, 3.55%, 8/1/07* ....................................... 1,500,000          SKI             1,500,000
Port Authority of New York and New Jersey, Tax Exempt Commercial Paper, AMT:
  3.15%, 4/3/98 ................................................................. 1,370,000          A1+             1,370,000
  3.5%, 6/25/98 .................................................................   960,000          A1+               960,000
Schenectady, NY, Industrial Development Revenue, 3.5%, 6/1/09* .................. 2,070,000          P1              2,070,000
Suffolk County, NY, Tax Anticipation Notes, 4.25%, 8/13/98 ...................... 4,000,000          SP1+            4,009,013
Triborough Bridge and Tunnel Authority, NY, Special Obligation, Weekly Demand
  Bonds, 3.45%, 1/1/24 (c)* ..................................................... 4,600,000          MIG1            4,600,000
Ulster County, NY, Bond Anticipation Notes, 4.5%, 5/15/98 ....................... 1,908,000          SKI             1,908,883
West Babylon Union Free School District, NY, Tax Anticipation Notes,
  4.25%, 6/25/98 ................................................................ 1,500,000          SKI             1,501,006
Puerto Rico
Commonwealth of Puerto Rico Tax and Revenue Anticipation Notes, Series 1997 A,
  4.5%, 7/30/98 ................................................................. 4,000,000          SP1+            4,011,355
------------------------------------------------------------------------------------------------------------------------------
Total Municipal Investments (Cost $97,940,458)                                                                      97,940,458
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $97,940,458) (a)                                                         97,940,458
------------------------------------------------------------------------------------------------------------------------------

 (a) The cost for federal income tax purposes was $97,940,458.

 (b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Securities rated by Scudder Kemper Investments, Inc. (SKI) have been determined by the Adviser to be of comparable quality to rated eligible securities.

  (c) Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.

    * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

      AMT: Alternative minimum tax

    The accompanying notes are an integral part of the financial statements.


                    15 - Scudder New York Tax Free Money Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (identified cost $97,940,458) ..................     $  97,940,458
                 Cash .................................................................           253,584
                 Interest receivable ..................................................           646,851
                 Receivable for Fund shares sold ......................................           160,939
                 Other assets .........................................................             1,368
                                                                                           ----------------
                 Total assets .........................................................        99,003,200
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed .....................................         6,395,683
                 Dividends payable ....................................................            22,626
                 Accrued management fee ...............................................            46,042
                 Other payables and accrued expenses ..................................            24,809
                                                                                           ----------------
                 Total liabilities ....................................................         6,489,160
                -------------------------------------------------------------------------------------------
                 Net assets, at value                                                       $  92,514,040
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Accumulated net realized gain (loss) .................................           (52,500)
                 Paid-in capital ......................................................        92,566,540
                -------------------------------------------------------------------------------------------
                 Net assets, at value                                                       $  92,514,040
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($92,514,040 / 92,516,860 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares                    ----------------
                   authorized) ........................................................             $1.00
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                    16 - Scudder New York Tax Free Money Fund

                             Statement of Operations
                            year ended March 31, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Interest .............................................................     $   2,439,038
                                                                                           ----------------
                 Expenses:
                 Management fee .......................................................           337,692
                 Services to shareholders .............................................            78,469
                 Custodian and accounting fees ........................................            40,959
                 Trustees' fees and expenses ..........................................            16,816
                 Auditing .............................................................            24,276
                 Reports to shareholders ..............................................            10,571
                 Legal ................................................................             6,329
                 Registration fees ....................................................             5,905
                 Other ................................................................             8,266
                                                                                           ----------------
                 Total expenses before reductions .....................................           529,283
                 Expense reductions ...................................................          (122,374)
                                                                                           ----------------
                 Expenses, net ........................................................           406,909
                -------------------------------------------------------------------------------------------
                 Net investment income                                                          2,032,129
                -------------------------------------------------------------------------------------------
                -------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $   2,032,129
                -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                    17 - Scudder New York Tax Free Money Fund

                       Statements of Changes in Net Assets

                                                                                        Years Ended March 31,
Increase (Decrease) in Net Assets                                                      1998              1997
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .......................................     $ 2,032,129       $ 1,613,526
                                                                                 ----------------  ----------------
                 Distributions to shareholders from net investment
                   income ....................................................      (2,032,129)       (1,613,526)
                                                                                 ----------------  ----------------
                 Fund share transactions at net asset value of $1.00
                   per share:
                 Shares sold .................................................     133,210,045        52,781,839
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions .............................       1,770,083         1,405,013
                 Shares redeemed .............................................    (102,004,740)      (53,062,079)
                                                                                 ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions ..............................................      32,975,388         1,124,773
                                                                                 ----------------  ----------------
                 Increase (decrease) in net assets ...........................      32,975,388         1,124,773
                 Net assets at beginning of period ...........................      59,538,652        58,413,879
                                                                                 ----------------  ----------------
                 Net assets at end of period .................................     $92,514,040       $59,538,652
                                                                                 ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                    18 - Scudder New York Tax Free Money Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  Years Ended March 31,
                                     1998    1997    1996    1995     1994    1993    1992    1991     1990    1989
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning         -----------------------------------------------------------------------------------
   of period .....................  $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000
                                   -----------------------------------------------------------------------------------
Net investment income ............    .030    .028    .031    .025     .017    .022    .035    .046     .052    .047
Distributions from net
   investment income .............   (.030)  (.028)  (.031)  (.025)   (.017)  (.022)  (.035)  (.046)   (.052)  (.047)
Net asset value, end of            -----------------------------------------------------------------------------------
   period ........................  $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000
                                   -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............    3.06    2.85    3.18    2.57     1.75    2.22    3.55    4.69     5.33    4.78
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..................      93      60      58      55       47      40      36      40       36      41
Ratio of operating expenses, net
   to average daily net
   assets (%) ....................     .60     .60     .60     .60      .60     .60     .60     .60      .60     .53
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ..........     .78     .85     .86     .89      .97     .97    1.01    1.08     1.08     .98
Ratio of net investment income to
   average daily net assets (%) ..    3.00    2.81    3.13    2.56     1.73    2.19    3.46    4.57     5.21    4.76

(a) Total returns would have been lower had certain expenses not been reduced.


                    19 - Scudder New York Tax Free Money Fund

                    Investment Portfolio as of March 31, 1998

                                                                                                    Credit
                                                                                   Principal      Rating (b)         Market
                                                                                  Amount ($)      (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Investments 2.2%
------------------------------------------------------------------------------------------------------------------------------
New York
New York City Municipal Water Finance Authority, Variable Rate Demand Note,
  3.85%, 6/15/24* (c) ..........................................................    300,000          MIG1              300,000
New York City, NY, General Obligation:
  Daily Demand Note, 3.85%, 8/1/23* ............................................  1,100,000          MIG1            1,100,000
  Series A-5, Daily Demand Note, 3.85%, 8/1/16* ................................    700,000          A1+               700,000
  Series A-4, Daily Demand Note, 3.85%, 8/1/22* ................................    500,000          MIG1              500,000
  Series B, Daily Demand Note, 3.8%, 10/1/20 (c)* ..............................    100,000          A1+               100,000
  Series B, Floating Rate, 3.85%, 8/15/03 (c)* .................................    100,000          MIG1              100,000
  Series 1995B, 3.7%, 8/15/05 (c)* .............................................    400,000          MIG1              400,000
New York State Energy Research & Development Daily Demand Note,
  3.65%, 6/1/29* ...............................................................  1,000,000          A1+             1,000,000
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Investments (Cost $4,200,000)                                                             4,200,000
------------------------------------------------------------------------------------------------------------------------------

Long-Term Municipal Investments 97.8%
------------------------------------------------------------------------------------------------------------------------------
New York
34th Street Partnership Inc., NY, Capital Improvement, 5.5%, 1/1/14 ............  1,900,000          A               1,930,856
Albany County Airport Revenue:
  Series 1997, 5.375%, 12/15/17 (c) ............................................  1,000,000          AAA             1,007,254
  Series 1997, 5.5%, 12/15/19 (c) ..............................................  1,000,000          AAA             1,024,210
Albany, NY, General Obligation, 7%, 1/15/08 (c) ................................    485,000          AAA               518,999
Canandaigua, NY, School District, General Obligation:
  6.4%, 6/1/08 (c) .............................................................    500,000          AAA               575,905
  6.5%, 6/1/11 (c) .............................................................    550,000          AAA               645,739
Chautauqua County, NY:
  7.3%, 4/1/08 (c) .............................................................    575,000          AAA               701,431
  7.3%, 4/1/09 (c) .............................................................    575,000          AAA               706,169
  Series 1990, 7.3%, 4/1/07 (c) ................................................    465,000          AAA               560,641
  Series 1990, 6.4%, 9/15/08 (c) ...............................................    520,000          AAA               600,730
Dutchess County, NY, Resource Recovery, General Obligation, 7.5%, 1/1/09 (c) ...  1,000,000          AAA             1,073,450
Erie County, New York, Public Improvement Unlimited, Series 1992,
  6.125%, 1/15/12 (c) ..........................................................    590,000          AAA               669,414
Glen Cove Housing Authority, Series 1996, AMT, 8.25%, 10/1/26 ..................  1,500,000          NR              1,672,965
Inverse Variable Rate Certificate Trust, Metropolitan Transit Authority,
  Series 1993 B, 6.52%, 6/30/02 (c)** ..........................................  8,000,000          NR              8,760,000
Islip New York Community Development Agency, 7.5%, 3/1/26 ......................  4,000,000          NR              4,435,600

    The accompanying notes are an integral part of the financial statements.


                       20 - Scudder New York Tax Free Fund

                                                                                                    Credit
                                                                                   Principal      Rating (b)         Market
                                                                                  Amount ($)      (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Jamestown, New York, General Obligation:
  Series 1991 A, 7%, 3/15/07 (c) ...............................................    725,000          AAA               857,958
  Series 1991 A, 7%, 3/15/08 (c) ...............................................    600,000          AAA               717,156
Monroe County, NY, General Obligation:
  Series 1996, 6%, 6/1/06 ......................................................    500,000          AA                553,990
  Series 1996, 6%, 3/1/13 ......................................................  1,050,000          AA              1,179,486
  Series 1996, 6%, 3/1/14 ......................................................  1,040,000          AA              1,167,837
  Series 1996, 6%, 3/1/17 ......................................................  1,410,000          AA              1,592,285
Municipal Assistance Corp. for New York City Revenue, Series I, 6.25%, 7/1/07 ..  1,575,000          AA              1,782,821
Nassau County, NY, General Obligation:
  Series A, 6%, 7/1/11 (c) .....................................................  1,780,000          AAA             2,000,524
  Series 1993G, 5.4%, 1/15/10 (c) ..............................................  1,655,000          AAA             1,761,913
New York State Dormitory Authority Revenue, 6.5%, 2/15/11 ......................  1,000,000          AAA             1,150,320
New York City Housing Authority, Multi-Family Revenue:
  Series A, 5.35%, 7/1/07 ......................................................    500,000          A                 514,400
  Series A, 5.65%, 7/1/10 ......................................................  1,000,000          A               1,036,150
New York City Municipal Water Finance Authority, Water & Sewer System:
  Series A, 5.125%, 6/15/21 ....................................................  1,000,000          A                 976,710
  1993 Series A, 5.875%, 6/15/13 (c) ...........................................  2,750,000          AAA             3,053,628
New York City Transitional Finance Authority, Revenue Bonds, Series A,
  5%, 8/15/27 ..................................................................  2,000,000          AA              1,928,320
New York City, Industrial Development Agency:
  Brooklyn Navy Yard, Revenue Bonds, 6.2%, 10/1/22 .............................  1,250,000          BBB             1,399,638
  Civil Facility Revenue, YMCA Greater New York Project:
   Series 1997, 6%, 8/1/06 .....................................................    580,000          BBB               621,540
   Series 1997, 5.85%, 8/1/08 ..................................................    600,000          BBB               638,226
   Series 1997, 5.8%, 8/1/16 ...................................................  1,000,000          BBB             1,043,480
  Japan Air Lines, Series 1996, 6%, AMT, 11/1/15 (c) ...........................  1,000,000          AAA             1,068,740
New York City, NY, General Obligation:
  6.25%, 4/15/07 (c) ...........................................................  2,000,000          AAA             2,249,620
  6%, 4/15/09 ..................................................................  2,000,000          AAA             2,167,400
  7.25%, 8/15/07 ...............................................................  2,250,000          A               2,662,920
  NC Series 1996 A, 6.25%, 8/1/09 ..............................................  5,175,000          BBB             5,737,264
  Series 1996 A, 7%, 8/1/05 ....................................................  5,000,000          BBB             5,709,300
  Series B, 7.5%, 2/1/05 .......................................................  2,500,000          A               2,786,666

    The accompanying notes are an integral part of the financial statements.


                       21 - Scudder New York Tax Free Fund

                                                                                                    Credit
                                                                                   Principal      Rating (b)         Market
                                                                                  Amount ($)      (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
  Series 1996 A, 7%, 8/1/06 ....................................................  5,000,000          BBB             5,770,050
  Series B, 8.25%, 6/1/06 ......................................................  2,750,000          A               3,391,410
  Series B1, Prerefunded 7.3%, 8/15/10 .........................................     45,000          AAA                52,933
  Series E, 8%, 8/1/05 (c) .....................................................    330,000          AAA               402,818
  Series L, 5.625%, 8/1/07 .....................................................  3,250,000          A               3,459,625
New York City, NY, Industrial Development Agency:
  Civil Facilities, USTA National Tennis Center:
   6.1%, 11/15/04 (c) ..........................................................  1,215,000          AAA             1,339,805
   6.25%, 11/15/06 (c) .........................................................  3,000,000          AAA             3,358,800
  Visy Paper Inc. Project, Series 1995, 7.95%, 1/1/28 ..........................  2,250,000          NR              2,622,533
New York State Dormitory Authority Revenue:
  6.5%, 5/15/06 ................................................................  2,000,000          BBB             2,256,440
  5.75%, 7/1/09 (c) ............................................................  1,000,000          AAA             1,097,270
  6.5%, 2/15/10 ................................................................  1,500,000          A               1,719,840
  6%, 2/15/12 ..................................................................  2,500,000          A               2,747,800
  College and University Pooled Capital Program, 7.8%,12/1/05 (c) ..............  3,220,000          AAA             3,353,855
  Columbia University, 5%, 7/1/15 ..............................................  2,500,000          AAA             2,471,350
  Columbia University, NY, Revenue, 6%, 7/1/10 .................................  1,000,000          A               1,083,530
  City University Series 1995A, 5.625%, 7/1/16 .................................  2,750,000          BBB             2,906,475
  City University System Series 1995 A, 5.625%, 7/1/16 (c) .....................  1,100,000          AAA             1,187,076
  Mental Health Services Facilities Series 1997 B, 5.625%, 2/15/21 (c) .........    500,000          AAA               519,130
  Montefiore Medical Center, Series 1996:
   6%, 8/1/08 (c) ..............................................................  2,000,000          AAA             2,231,580
   6%, 2/1/09 (c) ..............................................................  2,000,000          AAA             2,231,220
  Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/11 (c) .....................  1,825,000          AAA             2,001,441
  Nyack Hospital:
   NC, Series 1996, 6%, 7/1/06 .................................................  1,000,000          A               1,078,050
   Series 1996, 6.25%, 7/1/13 ..................................................    500,000          A                 536,735
  Pace University:
   6.5%, 7/1/08 (c) ............................................................  1,360,000          AAA             1,576,417
   6.5%, 7/1/09 (c) ............................................................    555,000          AAA               646,225
  Saint Josephs Hospital, Series 1997, 5.25%, 7/1/18 (c) .......................  1,000,000          AAA               999,910
  State University Educational Facility, Series A, 5.875%, 5/15/11 .............  2,250,000          BBB             2,460,353
  State University, Series 1993A, 5.875%, 5/15/11 (c) ..........................    380,000          AAA               422,153
  Upstate Community College, 5.8%, 7/1/06 ......................................  1,075,000          BBB             1,152,733

    The accompanying notes are an integral part of the financial statements.


                       22 - Scudder New York Tax Free Fund

                                                                                                    Credit
                                                                                   Principal      Rating (b)         Market
                                                                                  Amount ($)      (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
New York State Environmental Facilities Corporation:
  NC Series 1994, 5.75%, 6/15/10 ...............................................  1,750,000          AA              1,917,353
  State Water Revolving Fund, Series D, 6.9%, 5/15/15 ..........................  1,630,000          AAA             1,870,996
  Special Obligation Revenue, Riverbank State Park:
   Series 1996, 6.25%, 4/1/07 (c) ..............................................  2,055,000          AAA             2,320,362
   Series 1996, 6.25%, 4/1/08 (c) ..............................................  2,185,000          AAA             2,482,663
New York State Health Facilities Authority, 6.375%, 11/1/04 ....................  2,000,000          BBB             2,200,780
New York State Mortgage Agency Revenue, AMT, Series 1994, 6.8%, 10/1/05 ........  1,000,000          AA              1,067,510
New York State Throughway Authority General Revenue, Capital Appreciation
  Special Obligation, Series 1991 A, Zero Coupon, 1/1/06 .......................  2,905,000          NR              2,002,271
New York State Urban Development Corp. Revenue:
  5.7%, 4/1/09 (c) .............................................................  4,250,000          AAA             4,627,060
  5.5%, 1/1/14 (c) .............................................................  2,000,000          AAA             2,128,220
  Correctional Capital Facilities, NC Series 95, 5.375%, 1/1/15 (c) ............  2,000,000          AAA             2,040,140
  Series 1996 A, 6.25%, 4/1/05 (c) .............................................  1,375,000          AAA             1,525,961
New York, Brooksdale Hospital Medical Center, Revenue Bonds, 5.2%, 2/15/16 .....  2,000,000          A               1,966,520
New York, Revenue Bonds:
  Crouse Health Hospital, 5.25%, 1/1/16 ........................................  1,000,000          BBB               982,360
  Crouse Health Hospital, 5.375%, 1/1/23 .......................................  1,000,000          BBB               989,110
  Local Government Assistance Corporation, 5.25%, 4/1/16 (c) ...................  1,185,000          AAA             1,231,345
  Presbyterian Hospital, 5.5%, 2/1/10 (c) ......................................  2,000,000          AAA             2,127,000
  St. Clare's Hospital of New York City, 5.125%, 2/15/12 .......................    500,000          AAA               493,380
  Urban Development Corporation, Correctional Facilities, 5%, 1/1/28 ...........  1,000,000          AAA               949,520
  Vassar Brothers Hospital, 5.5%, 7/1/08 (c) ...................................  1,000,000          AAA             1,068,600
Niagara County, NY, General Obligation, 7.1%, 2/15/11 (c) ......................    500,000          AAA               613,240
Niagara Falls, NY, Water Treatment Plant, Subject to AMT:
  7%, 11/1/03 (c) ..............................................................  2,260,000          AAA             2,558,727
  8.5%, 11/1/05 (c) ............................................................  2,140,000          AAA             2,683,132
  8.5%, 11/1/06 (c) ............................................................  1,240,000          AAA             1,582,724
Oswego County, NY, General Obligation Series 1991, 6.7%, 6/15/12 ...............  1,100,000          A               1,311,090
Port Authority of New York & New Jersey:
  NC Series 1996, 7%, 10/1/07 ..................................................  3,500,000          NR              3,966,200
  Special Obligation Revenue, JFK International Air Terminal:
   6.25%, 12/1/10 (c) ..........................................................  2,500,000          AAA             2,838,325
   6.25%, 12/1/11 (c) ..........................................................  2,500,000          AAA             2,846,550

    The accompanying notes are an integral part of the financial statements.


                       23 - Scudder New York Tax Free Fund

                                                                                                    Credit
                                                                                   Principal      Rating (b)         Market
                                                                                  Amount ($)      (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Shenendehowa Central School District, NY, Clifton Park:
  6.85%, 6/15/08 (c) ...........................................................    350,000          AAA               417,193
  6.85%, 6/15/09 (c) ...........................................................    350,000          AAA               418,527
Suffolk County, NY, Industrial Development Agency, Southwest Sewer System,
  6%, 2/1/07 (c) ...............................................................    500,000          AAA               553,365
Troy, New York, Municipal Assistance Corporation:
  Series 1996 A, 5%, 1/15/16 (c) ...............................................    500,000          AAA               492,435
  Series 1996 A, 5%, 1/15/22 (c) ...............................................  2,130,000          AAA             2,069,231
  Zero Coupon Series, 1996 A, 1/15/07 (c) ......................................    650,000          AAA               441,110
  Zero Coupon Series, 1996 A, 7/15/07 (c) ......................................    650,000          AAA               431,490
  Zero Coupon Series, 1996 A, 1/15/08 (c) ......................................    750,000          AAA               484,223
  Zero Coupon Series, 1996 A, 1/15/09 (c) ......................................    650,000          AAA               398,359
  Zero Coupon Series, 1996 A, 7/15/09 (c) ......................................    350,000          AAA               209,689
  Zero Coupon Series, 1996 A, 7/15/10 (c) ......................................    600,000          AAA               339,420
Valley Central School District, Montgomery, NY, 7.15%, 6/15/08 (c) .............    625,000          AAA               757,000
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, 4.5%, 7/1/23 ..................  1,000,000          A                 899,540
Virgin Islands
Virgin Islands, Special Tax Bonds, Hugo Bonds, 7.75%, 10/1/06 ..................  1,310,000          NR              1,457,139
Virgin Islands, General Obligation, Public Finance Authority, Mortgage
  Fund Loan Notes, Series 1992 A, 7%, 10/1/02 ..................................    500,000          BBB               549,770
------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $175,131,640)                                                          188,628,842
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $179,331,640) (a)                                                       192,828,842
------------------------------------------------------------------------------------------------------------------------------

 (a) The cost for federal income tax purposes was $179,335,012. At March 31, 1998, net unrealized appreciation for all securities based on tax cost was $13,493,830. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,558,942 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $65,112.

 (b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) have been determined by the Investment Adviser to be of comparable quality to rated eligible securities.

  (c) Bond is insured by one of these companies: AMBAC, FGIC, FSA, FHA or MBIA/BIG.

      AMT: Alternative minimum tax

    The accompanying notes are an integral part of the financial statements.


                       24 - Scudder New York Tax Free Fund

--------------------------------------------------------------------------------

    * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

   ** Inverse floating rate notes are instruments whose yields have an inverse relationship to benchmark interest rates. These securities are shown at their rate as of March 31, 1998.

    The accompanying notes are an integral part of the financial statements.


                       25 - Scudder New York Tax Free Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $179,331,640) ..............       $ 192,828,842
                 Cash ...............................................................             393,425
                 Interest receivable ................................................           2,972,427
                 Receivable for Fund shares sold ....................................             267,814
                 Other assets .......................................................               5,475
                                                                                           ----------------
                 Total assets .......................................................         196,467,983
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Dividends payable ..................................................             263,125
                 Payable for Fund shares redeemed ...................................             328,312
                 Accrued management fee .............................................             108,054
                 Other payables and accrued expenses ................................              37,096
                                                                                           ----------------
                 Total liabilities ..................................................             736,587
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 195,731,396
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Unrealized appreciation (depreciation) on investments ..............          13,497,202
                 Accumulated net realized gain (loss) ...............................          (6,609,127)
                 Paid-in capital ....................................................         188,843,321
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 195,731,396
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($195,731,396 / 17,368,966 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares                    ----------------
                   authorized) ......................................................              $11.27
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                       26 - Scudder New York Tax Free Fund

                             Statement of Operations
                            year ended March 31, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Interest ...........................................................       $  10,294,704
                                                                                           ----------------
                 Expenses:
                 Management fee .....................................................           1,184,089
                 Services to shareholders ...........................................             166,409
                 Custodian and accounting fees ......................................              96,374
                 Trustees' fees and expenses ........................................              18,117
                 Auditing ...........................................................              30,585
                 Reports to shareholders ............................................              33,696
                 Legal ..............................................................              13,244
                 Registration fees ..................................................               6,655
                 Other ..............................................................               9,876
                                                                                           ----------------
                                                                                                1,559,045
                -------------------------------------------------------------------------------------------
                 Net investment income                                                          8,735,659
                -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ........................................................             680,031
                 Futures ............................................................             (10,387)
                 Options ............................................................             (16,537)
                                                                                           ----------------
                                                                                                  653,107
                 Net unrealized appreciation (depreciation) during the period on
                   investments ......................................................          10,291,177
                -------------------------------------------------------------------------------------------
                 Net gain (loss) on investments                                                10,944,284
                -------------------------------------------------------------------------------------------
                -------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $  19,679,943
                -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                       27 - Scudder New York Tax Free Fund

                       Statements of Changes in Net Assets

                                                                                        Years Ended March 31,
Increase (Decrease) in Net Assets                                                      1998              1997
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ......................................     $   8,735,659     $   9,246,365
                 Net realized gain (loss) from investment transactions ......           653,107         1,006,614
                 Net unrealized appreciation (depreciation) on
                   investment transactions ..................................        10,291,177        (1,348,644)
                                                                                 ----------------  ----------------
                 Net increase (decrease) in net assets resulting from
                   operations ...............................................        19,679,943         8,904,335
                                                                                 ----------------  ----------------
                 Distributions to shareholders from net investment
                   income ...................................................        (8,735,659)       (9,246,365)
                                                                                 ----------------  ----------------
                 Distributions to shareholders from net realized gains ......          (254,878)         (174,661)
                                                                                 ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold ..................................        47,326,586        29,307,330
                 Net asset value of shares issued to shareholders in
                   reinvestment of  distributions ...........................         5,891,191         6,202,562
                 Cost of shares redeemed ....................................       (48,822,944)      (45,999,331)
                                                                                 ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions .............................................         4,394,833       (10,489,439)
                                                                                 ----------------  ----------------
                 Increase (decrease) in net assets ..........................        15,084,239       (11,006,130)
                 Net assets at beginning of period ..........................       180,647,157       191,653,287
                                                                                 ----------------  ----------------
                 Net assets at end of period ................................     $ 195,731,396     $ 180,647,157
                                                                                 ----------------  ----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..................        16,986,861        17,964,551
                                                                                 ----------------  ----------------
                 Shares sold ................................................         4,258,999         2,742,130
                 Shares issued to shareholders in reinvestment of
                   distributions ............................................           530,284           580,341
                 Shares redeemed ............................................        (4,407,178)       (4,300,161)
                                                                                 ----------------  ----------------
                 Net increase (decrease) in Fund shares .....................           382,105          (977,690)
                                                                                 ----------------  ----------------
                 Shares outstanding at end of period ........................        17,368,966        16,986,861
                                                                                 ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                       28 - Scudder New York Tax Free Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     Years Ended March 31,
                                      1998     1997    1996     1995     1994     1993     1992    1991     1990    1989
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of       ----------------------------------------------------------------------------------------
   period .........................  $10.63   $10.67  $10.38   $10.32   $11.40   $10.98   $10.73  $10.60   $10.53  $10.39
Income from investment operations:  ----------------------------------------------------------------------------------------
Net investment income .............     .51      .53     .53      .52      .54      .61      .65     .67      .69     .72
Net realized and unrealized gain
   (loss) on investment
   transactions ...................     .66    (.03)     .29      .11    (.35)     1.03      .50     .13      .16     .14
Total from investment               ----------------------------------------------------------------------------------------
   operations .....................    1.17      .50     .82      .63      .19     1.64     1.15     .80      .85     .86
Less distributions:                 ----------------------------------------------------------------------------------------
From net investment income ........    (.51)    (.53)   (.53)    (.52)    (.54)    (.61)    (.65)   (.67)    (.69)   (.72)
From paid-in capital ..............      --       --      --       --       --       --       --      --     (.08)     --
From net realized gains ...........    (.02)    (.01)     --       --     (.67)    (.61)    (.25)     --     (.01)     --
In excess of net realized gains ...      --       --      --     (.05)    (.06)      --       --      --       --      --
                                    ----------------------------------------------------------------------------------------
Total distributions ...............    (.53)    (.54)   (.53)    (.57)   (1.27)   (1.22)    (.90)   (.67)    (.78)   (.72)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of             ----------------------------------------------------------------------------------------
   period .........................  $11.27   $10.63  $10.67   $10.38   $10.32   $11.40   $10.98  $10.73   $10.60  $10.53
                                    ----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..................   11.20     4.76    7.95     6.39     1.31    15.60    11.11    7.79     8.18    8.55
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ...................     196      181     192      194      207      201      159     142      132     123
Ratio of operating expenses to
   average daily net assets (%) ...     .83      .83     .82      .82      .82      .82      .87     .91      .89     .89
Ratio of net investment
   income to average daily
   net assets (%) .................    4.65     4.95    4.91     5.13     4.80     5.36     5.96    6.29     6.39    6.89
Portfolio turnover rate (%) .......    28.8     71.0    80.5     83.8    158.0    201.4    168.2   224.9    114.3   132.1


                       29 - Scudder New York Tax Free Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder New York Tax Free Money Fund ("Tax Free Money Fund"), a nondiversified fund, and New York Tax Free Fund ("Tax Free Fund"), a diversified fund, are each a series of Scudder State Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Tax Free Money Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which Tax Free Money Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains and losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Tax Free Fund's portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees. Money market investments purchased with an original maturity of sixty days or less are valued at amortized cost.

When-issued and Forward Delivery Securities. The Tax Free Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later time. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. During the period between purchase and settlement, no payment is made by the Tax Free Fund to the issuer and no interest accrues to the Tax Free Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. The Fund will establish a segregated account in which it will maintain cash and liquid debt securities equal in value to commitments for when-issued or forward delivery securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the year ended March 31, 1998, the Tax Free Fund purchased interest rate futures to manage the duration of the portfolio and sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Tax Free Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Tax Free Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Tax Free Fund. When entering into a closing transaction, the Tax Free Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.


                    30 - Scudder New York Tax Free Money Fund
                         Scudder New York Tax Free Fund

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Tax Free Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Tax Free Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Tax Free Fund if the option is exercised. During the year ended March 31, 1998, the Tax Free Fund wrote call options on interest rate futures as a hedge against potential adverse price movements in the value of portfolio assets and purchased call options on interest rate futures to manage the duration of the portfolio.

If the Tax Free Fund writes an option and the option expires unexercised, the Tax Free Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Tax Free Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Tax Free Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Tax Free Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Tax Free Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Tax Free Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Tax Free Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Tax Free Fund writes a covered call option, the Tax Free Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Tax Free Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Tax Free Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Tax Free Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute all of their taxable and tax-exempt income


                   31 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund
to their shareholders. Accordingly, the Funds paid no federal income taxes and no provisions for federal income taxes were required.

As of March 31, 1998, the Tax Free Money Fund had a net tax basis capital loss carryforward of approximately $52,500, which may be applied against any realized net taxable capital gains of each succeeding year until full utilized or until March 31, 2000 ($800), March 31, 2001 ($1,700), March 31, 2002 ($3,500), March
31, 2003 ($43,200) and March 31, 2004 ($3,300), the respective expiration dates, whichever occurs first.

As of March 31, 1998, the Tax Free Fund had a net tax basis capital loss carryforward of approximately $5,700,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2003 ($3,320,000) and March 31, 2004 ($2,380,000), the
respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as dividends to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in options, futures, and certain securities sold at a loss for the Tax Free Fund. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

The Funds use the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment transactions are accounted for on a trade-date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

For the year ended March 31, 1998, purchases and sales of long-term municipal securities aggregated $58,882,798 and $50,113,507, respectively, for Tax Free Fund.

The aggregate face value of futures contracts both opened and closed during the year ended March 31, 1998 amounted to $19,696,125 and $19,696,125, respectively, for Tax Free Fund.

Transactions in written call options on interest rate futures for the year ended March 31, 1998 were as follows:

                                           Number of Contracts      Premiums Received ($)
                                           -------------------      ---------------------
      Outstanding at March 31, 1997 .....             --                        --
      Contracts written .................            300                    54,150
      Contracts closed ..................           (300)                  (54,150)
      -------------------------------------------------------------------------------------
      Outstanding at March 31, 1998 .....             --                        --
                                                ========                  ========


                   32 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

                               C. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Funds' Investment Management Agreements with Scudder. However, new Investment Management Agreements (the "Management Agreements") between the Funds and Scudder Kemper were approved by the Funds' Board of Trustees and by the Funds' Shareholders. The Management Agreements, which are effective December 31, 1997, are the same in all material respects as the corresponding previous Investment Management Agreements, except that Scudder Kemper is the new investment adviser to the Funds.

Each Fund has entered into an Investment Advisory Agreement (each an "Agreement" and collectively the "Agreements") with Scudder Kemper, under which each Fund agrees to pay the Adviser a fee computed and accrued daily and paid monthly. The annual rate is 0.50% of the average daily net assets of Tax Free Money Fund and 0.625% of the first $200,000,000 of the average daily net assets, and 0.60% of such net assets in excess of $200,000,000 for Tax Free Fund. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by each Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreements. For the year ended March 31, 1998, the fee for Tax Free Fund pursuant to the Agreement amounted to $1,184,089, which was equivalent to an annual effective rate of 0.63% of the Fund's average daily net assets.

With respect to Tax Free Money Fund, the Adviser has agreed not to impose all or a portion of its management fee until July 31, 1998 and during such period to maintain the annualized expenses of the Tax Free Money Fund at not more than 0.60% of average daily net assets. For the year ended March 31, 1998, the Adviser did not impose a portion of its fee amounting to $122,374 and the portion imposed amounted to $215,318.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Tax Free Money Fund and Tax Free Fund. For the year ended March 31, 1998, SFAC imposed fees amounting to $30,000 and $52,711 of which $2,500 and $4,655 are unpaid at March 31, 1998 for the Tax Free Money Fund and Tax Free Fund, respectively.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. For the year ended March 31, 1998, $57,141 and $118,928 were charged by SSC to Tax Free Money Fund and Tax Free Fund, of which $4,445 and $9,933 were unpaid at March 31, 1998, respectively.

Each Fund pays each Trustee not affiliated with the Adviser an annual retainer, allocated between the Funds, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1998, Trustees' fees aggregated $16,816 and $18,117 for both the Tax Free Money Fund and Tax Free Fund, respectively.


                   33 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

                        Report of Independent Accountants

To the Trustees of Scudder State Tax Free Trust and the Shareholders of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund:

We have audited the accompanying statements of assets and liabilities of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund, including the investment portfolios, as of March 31, 1998 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund as of March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.


Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
May 5, 1998


                   34 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

                                 Tax Information

Of the dividends paid by Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund from net investment income for the taxable year ended March 31, 1998, 100% constituted exempt interest dividends for regular federal income tax and New York State and New York City income tax purposes.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                   35 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

                           Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Scudder New York Tax Free Money Fund (the "Fund") was held on October 24, 1997, at the office of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), Two International Place, Boston, Massachusetts 02110. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide shareholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For            Against         Abstain        Broker Non-Votes*
         ---            -------         -------        -----------------

      33,831,980       1,417,392       2,188,301               0

2.    To elect Trustees.

                                                     Number of Votes:
                                                     ----------------

                      Trustee                 For                      Withheld
                      -------                 ---                      --------

         Henry P. Becton, Jr.              35,314,542                 2,123,131

         Dawn-Marie Driscoll               35,319,498                 2,118,175

         Peter B. Freeman                  35,314,542                 2,123,131

         George M. Lovejoy, Jr.            35,311,492                 2,126,181

         Wesley W. Marple, Jr.             35,242,773                 2,194,900

         Daniel Pierce                     35,174,266                 2,263,407

         Kathryn L. Quirk                  35,316,294                 2,121,379

         Jean C. Tempel                    35,247,729                 2,188,857

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                Number of Votes:
                                ----------------

         For            Against         Abstain        Broker Non-Votes*
         ---            -------         -------        -----------------

      29,460,796       2,744,564       5,232,313               0

                   36 - Scudder New York Tax Free Money Fund

4. To approve certain amendments to the Declaration of Trust. Sufficient proxies had not been received by December 2, 1997 to approve the amendments to the Declaration of Trust. Management has determined not to continue to seek shareholder approval for this item.

                                Number of Votes:
                                ----------------

         For            Against         Abstain        Broker Non-Votes*
         ---            -------         -------        -----------------

      29,745,962       2,126,136       5,217,682               0

5. To approve the revision of certain fundamental investment policies.


                                                                      Number of Votes:
                                                                      ----------------
                                                                                                     Broker
             Fundamental Policies                 For             Against          Abstain         Non-Votes*
             --------------------                 ---             -------          -------         ----------

         5.1   Diversification                 29,389,301        2,342,207        5,706,166             0
         5.2   Borrowing                       29,353,597        2,377,911        5,706,166             0
         5.3   Senior securities               29,389,301        2,342,207        5,706,166             0
         5.4   Concentration                   29,356,914        2,374,594        5,706,166             0
         5.5   Loans                           29,351,633        2,379,875        5,706,166             0
         5.6   Underwriting of securities      29,389,301        2,342,207        5,706,166             0
         5.7   Investment in real estate       29,389,301        2,342,207        5,706,166             0
         5.8   Purchase of physical            29,389,301        2,342,207        5,706,166             0
               commodities
         5.9   Investment in New York          29,372,925        2,358,582        5,706,166             0
               municipal securities
         5.10  Tax diversification             29,389,301        2,342,207        5,706,166             0

6. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

           For                      Against                    Abstain
           ---                      -------                    -------

        34,767,725                  908,667                   1,761,281

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                   37 - Scudder New York Tax Free Money Fund

                           Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Scudder New York Tax Free Fund (the "Fund") was held on October 24, 1997, at the office of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), Two International Place, Boston, Massachusetts 02110. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide shareholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For           Against         Abstain         Broker Non-Votes*
         ---           -------         -------         -----------------

      10,162,351       496,495         998,063                 0

2.    To elect Trustees.


                                                    Number of Votes:
                                                    ----------------

                      Trustee                For                      Withheld
                      -------                ---                      --------

         Henry P. Becton, Jr.             11,026,957                  629,952

         Dawn-Marie Driscoll              10,931,362                  725,547

         Peter B. Freeman                 11,028,292                  628,617

         George M. Lovejoy, Jr.           11,029,367                  627,542

         Wesley W. Marple, Jr.            11,024,275                  632,634

         Daniel Pierce                    11,026,424                  630,486

         Kathryn L. Quirk                 10,920,216                  736,694

         Jean C. Tempel                   11,021,836                  635,073

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                Number of Votes:
                                ----------------

         For           Against          Abstain        Broker Non-Votes*
         ---           -------          -------        -----------------

      9,079,306        913,360         1,149,355            514,888

                      38 - Scudder New York Tax Free Fund

4. To approve certain amendments to the Declaration of Trust. Sufficient proxies had not been received by December 2, 1997 to approve the amendments to the Declaration of Trust. Management has determined not to continue to seek shareholder approval for this item.

                                Number of Votes:
                                ----------------

         For            Against         Abstain        Broker Non-Votes*
         ---            -------         -------        -----------------

      9,385,178         740,926        1,112,926            492,217

5. To approve the revision of certain fundamental investment policies.


                                                                      Number of Votes:
                                                                      ----------------
                                                                                                      Broker
             Fundamental Policies                 For             Against          Abstain          Non-Votes*
             --------------------                 ---             -------          -------          ----------

         5.1   Diversification                 9,384,454          749,031         1,008,536          514,888
         5.2   Borrowing                       9,365,005          765,746         1,011,270          514,888
         5.3   Senior securities               9,371,657          761,828         1,008,538          514,888
         5.4   Concentration                   9,372,232          758,519         1,011,270          514,888
         5.5   Loans                           9,375,268          758,217         1,008,536          514,888
         5.6   Underwriting of securities      9,385,412          750,069         1,006,540          514,888
         5.7   Investment in real estate       9,387,401          748,080         1,006,540          514,888
         5.8   Purchase of physical            9,385,218          750,263         1,006,540          514,888
               commodities
         5.9   Investment in New York          9,387,401          748,080         1,006,540          514,888
               municipal securities
         5.10  Tax diversification             9,385,412          750,069         1,006,540          514,888

6. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

           For                      Against                    Abstain
           ---                      -------                    -------

        10,424,271                  371,671                    860,967

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                      39 - Scudder New York Tax Free Fund

                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics, Bentley
College; President, Driscoll
Associates

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration,
Northeastern University, College
of Business Administration

Kathryn L. Quirk*
Trustee; Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Donald C. Carleton*
Vice President

Philip G. Condon*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Jeremy L. Ragus*
Vice President

Rebecca Wilson*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Treasurer

John R. Hebble*
Assistant Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.

                   40 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                   41 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                   42 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund



Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York

                   43 - Scudder New York Tax Free Money Fund
                        Scudder New York Tax Free Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

Shares of the Funds are not insured or guaranteed by the U.S. Government. Scudder New York Tax Free Money Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
Ohio
Tax Free Fund

Annual Report
March 31, 1998

Pure No-Load(TM) Funds

For investors seeking double-tax-free income exempt from both Ohio and regular federal income taxes.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER       (logo)

                           Scudder Ohio Tax Free Fund

--------------------------------------------------------------------------------
Date of Inception:  5/28/87  Total Net Assets as of       Ticker Symbol:  SCOHX
                             3/31/98: $94.5 million
--------------------------------------------------------------------------------

o As of March 31, 1998, Scudder Ohio Tax Free Fund's 30-day net annualized SEC yield was 4.19%, equivalent to a 7.48% taxable yield for Ohio investors subject to the 43.95% combined federal and state income tax rate.

o For its most recent fiscal year ended March 31, 1998, Scudder Ohio Tax Free Fund posted a total return of 10.08%, compared with the 9.59% average return of 52 similar funds tracked by Lipper Analytical Services. The Fund's return placed it in the top 33% of similar funds over one-, three-, five-, and ten-year periods. See page for more information on the Fund's rankings.

o Scudder Ohio Tax Free Fund received a four-star rating from Morningstar, reflecting "above average" risk-adjusted performance through March 31, 1998.*


THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

30-Day SEC Yield on March 31, 1998

BAR CHART DATA:


       Scudder              Taxable Yield
      Ohio Tax             Needed to Equal
      Free Fund           the Fund's Yield
  -------------------------------------------

        4.19%                   7.48%



                                Table of Contents

   3  Letter from the Fund's President     19  Notes to Financial Statements
   4  Performance Update                   21  Report of Independent Accountants
   5  Portfolio Summary                    22  Tax Information
   6  Portfolio Management Discussion      22  Officers and Trustees
  10  Glossary of Investment Terms         23  Shareholder Meeting Results
  11  Investment Portfolio                 25  Investment Products and Services
  15  Financial Statements                 26  Scudder Solutions
  18  Financial Highlights


* For your information, these ratings are subject to change every month and are calculated from the Fund's five-year average annual return in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below T-bill returns. The Fund received four stars for three-year performance, four stars for five-year performance, and three stars for ten-year performance, and was rated among 1525, 782, and 345 municipal funds for the respective periods. Of the funds rated, 10% received five stars, 22.5% received four stars, and 35% received three stars. Past performance is no guarantee of future returns.

                         2 - Scudder Ohio Tax Free Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to report to you concerning Scudder Ohio Tax Free Fund's performance over its most recent fiscal year ended March 31, 1998. In addition to the Fund's four-star Morningstar rating as of March 31 (see page 2), the Fund placed in the top 33% of similar Ohio tax free funds tracked by Lipper over one-, three-, five-, and ten-year periods as of March 31. Please read the portfolio management discussion beginning on page 6 for more information.

     As of January 1, 1998, the Fund's investment adviser changed its name to Scudder Kemper Investments, Inc., from Scudder, Stevens & Clark, Inc., pursuant to the acquisition of a majority interest in Scudder, Stevens & Clark by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc. January 1 also marked changes in your Fund's portfolio management team. Donald C. Carleton, former Lead Portfolio Manager, retired after 15 years at Scudder Kemper Investments. We thank Don for his many years of service, and we welcome the Fund's new portfolio management team: Christopher J. Mier, Lead Portfolio Manager, and Rebecca L. Wilson, Portfolio Manager, with a combined 32 years of investment industry experience.

     For those of you interested in new Scudder products, we recently introduced three industry sector funds as a part of our Choice Series: Scudder Financial Services Fund, which seeks long-term growth by investing in financial services companies in the U.S. and abroad; Scudder Health Care Fund, which seeks long-term growth from health care companies located around the world; and Scudder Technology Fund, which pursues long-term growth by investing in companies that develop, produce, or distribute technology. In addition, April 6, 1998 marked the debut of our newest entrant in the growth and income category:
Scudder Real Estate Investment Fund, investing in equity securities of companies in the real estate industry. Please see page 25 for more information on Scudder products and services.

     As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your Fund. Page 26 provides more information on how to contact Scudder. Thank you for choosing Scudder Ohio Tax Free Fund to help meet your investment needs.

     Sincerely,

     /s/ Daniel Pierce

     Daniel Pierce
     President,
     Scudder Ohio Tax Free Fund


                         3 - Scudder Ohio Tax Free Fund

PERFORMANCE UPDATE as of March 31, 1998
-----------------------------------------------------------------------
Fund Index Comparisons
-----------------------------------------------------------------------
                            Total Return
-------------------------------------------
Period Ended   Growth of            Average
3/31/98         $10,000  Cumulative Annual
-------------------------------------------
Scudder Ohio Tax Free Fund
-------------------------------------------
1 Year        $ 11,008     10.08%   10.08%
5 Year        $ 13,721     37.21%    6.53%
10 Year       $ 22,031    120.31%    8.22%
-------------------------------------------
Lehman Brothers Municipal Bond Index
-------------------------------------------
1 Year        $ 11,073     10.73%   10.73%
5 Year        $ 13,911     39.11%    6.82%
10 Year       $ 22,289    122.89%    8.34%

-----------------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended March 31

Scudder Ohio Tax Free Fund
Year            Amount
-----------------------
'88            $10,000
'89            $11,082
'90            $11,947
'91            $12,993
'92            $14,204
'93            $16,056
'94            $16,455
'95            $17,577
'96            $18,957
'97            $20,014
'98            $22,031

Lehman Brothers Municipal
Bond Index
Year           Amount
---------------------
'88            $10,000
'89            $10,719
'90            $11,851
'91            $12,943
'92            $14,238
'93            $16,022
'94            $16,393
'95            $17,611
'96            $19,088
'97            $20,129
'98            $22,289

The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

                           Yearly periods ended March 31

                      1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
                     --------------------------------------------------------------------------------
Net Asset Value      $11.94  $11.97  $12.14  $12.47  $13.13  $12.68  $12.77  $12.95  $12.94  $13.51
Income Dividends     $  .84  $  .82  $  .78  $  .75  $  .72  $  .70  $  .70  $  .69  $  .68  $  .68
Capital Gains
Distributions        $  .02  $  .07  $  .03  $  .03  $  .19  $  .10  $  .04  $  .12  $  .04  $  .03
Fund Total
Return (%)            10.83    7.80    8.75    9.33   13.04    2.48    6.82    7.83    5.58   10.08
Index Total
Return (%)             7.21   10.56    9.22   10.02   12.52    2.32    4.43    8.38    5.45   10.73

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not temporarily capped expenses, the average annual total return for the Fund for the one year, five year, and ten year periods would have been lower.

                         4 - Scudder Ohio Tax Free Fund

PORTFOLIO SUMMARY as of March 31, 1998
-------------------------------
Diversification
-------------------------------
Hospital/Health             16%
Higher Education            13%
Water/Sewer Revenue         12%
Sales/Special Tax           11%
State General Obligation    10%
Core Cities/Lease            7%
School District/Lease        6%
Electric Utility Revenue     6%
Other General
Obligation/Lease             4%
Miscellaneous Municipal     15%
-------------------------------
                           100%
-------------------------------

The Fund invests in a broad
selection of Ohio tax-free bonds.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

------------------------------
Quality
------------------------------
AAA*                       50%
AA                         15%
A                          11%
BBB                        12%
Not Rated                  12%
------------------------------
                          100%
------------------------------

Weighted average quality: AA
*Includes cash equivalents

Overall portfolio quality remains
high, with over 75% of portfolio
securities rated A or better as of
March 31.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

------------------------------
Effective Maturity
------------------------------
Less than 1 year            2%
1-5 years                  33%
5-10 years                 18%
10-15 years                37%
Greater than 15 years      10%
------------------------------
                          100%
------------------------------

Weighted average effective maturity:
8.5 years

Our continuing goal is to have an
average effective maturity similar
to that of the Lehman Brothers
Municipal Bond Index, but with a
superior, call-protected structure.



For more complete details about the Fund's investment portfolio, see page 11.

                         5 - Scudder Ohio Tax Free Fund

                         Portfolio Management Discussion
Dear Shareholders,

For its most recent fiscal year ended March 31, 1998, Scudder Ohio Tax Free Fund posted a solid total return as interest rates continued a slow and steady decline against a backdrop of low inflation and healthy economic growth. The Fund's 10.08% total return for the period consisted of a $0.57 increase in net asset value to $13.51, income distributions of $0.68 per share, and a long-term capital gain distribution of $0.03 per share. This return outpaced the 9.59% average of 52 similar funds tracked by Lipper over the 12-month period. In addition, the Fund's return placed it in the top 33% of similar funds over one-, three-, five-, and ten-year periods ended March 31, 1998.

On March 31, 1998, the Fund's 30-day net annualized SEC yield was 4.19%, equivalent to a taxable yield of 7.48% for shareholders subject to the 43.95% maximum combined state and federal income tax rate. The Fund's tax equivalent yield is significantly higher than current yields available from taxable investments of similar maturity and credit quality.

                                  Ohio Update

The State of Ohio is enjoying strong economic growth. Ohio is close to recording its fifth consecutive operating surplus in its General Fund, and the State's primary revenue sources, income taxes and sales taxes, are ahead of estimates for fiscal year 1998. Steady job growth, among other positive economic factors, has translated to increased reserves in Ohio's Budget Stabilization Fund, while the State has increased spending in areas of need, specifically education.


        Scudder Ohio Tax Free Fund:
        Performance Exceeding the Averages
        (Average annual returns for periods ended March 31, 1998)
        ----------------------------------------------------------------

                       Scudder
                      Ohio Tax
                      Free Fund   Lipper              Number   Percentile
        Period         Return     Average    Rank    of Funds     Rank
        -----------------------------------------------------------------
        1 Year         10.08%      9.59%      12   of   52      Top 23%
        -----------------------------------------------------------------
        3 Years         7.82%      7.08%       7   of   47      Top 15%
        -----------------------------------------------------------------
        5 Years         6.53%      6.15%       3   of   26      Top 12%
        -----------------------------------------------------------------
        10 Years        8.22%      7.84%       4   of   12      Top 33%
        -----------------------------------------------------------------

        Past performance does not guarantee future results.

                         6 - Scudder Ohio Tax Free Fund

The strength of Ohio's economy is being supported by employment growth in the service sector, specifically business and health services. Overall job growth brought the State's unemployment rate down to 4.0% as of January, 1998, 85% of the national average. Ohio's per capita income levels have been growing more than the national average: Per capita income in 1996 was $23,537, or 97% of the national average, compared with per capita income of $17,548 in 1990. Given the strength of Ohio's economy and financial position, we believe the State's economic and credit prospects are stable and should improve over the coming months.

                                Steady Growth and
                                  Low Inflation

The long-running U.S. economic scenario of moderate growth and low inflation forges on. Asia, expected by many to export its way out of economic crisis and in doing so derail U.S. growth, has so far increased exports only modestly. At the same time, the U.S. bond market has benefited from Federal Reserve inaction on interest rates, falling commodity prices, mixed economic statistics, and portfolio rebalancing by investors who have acted to reduce the overweighting of stocks in their portfolios. Moreover, the municipal bond market has enjoyed its first significant increase in investor interest in four years. During the Fund's most recent fiscal year, yields of 10-year Treasury bonds declined 1.3 percentage points and their prices rose 9.3%, while yields of comparable municipal bonds declined almost three quarters of a percentage point and their prices increased 5.2%.

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART TITLE:

Municipal Yields Compared with Inflation
March 31, 1995 - March 31, 1998

LINE CHART DATA:

 -----------------------------------------------------
                                   10-year
                   CPI         municipal bonds
 -----------------------------------------------------
 3/95              2.73%            4.65%
                   2.90             5.00
                   2.95             5.15
 1/96              2.99             5.00
                   3.04             4.85
                   2.50             5.10
                   2.23             4.75
 1/97              2.08             4.50
                   1.84             4.60
                   1.60             4.20
                   1.40             4.30
 3/98              1.40             4.50


(Chart indicates a 3.10% spread between the 10-year municipal bonds at 4.50% (3/98) and the CPI at 1.40% (3/98).)

Municipal yields represented by 10-year, AAA-rated municipal bonds.

Inflation represented by CPI (Consumer Price Index).

Sources:  Salomon Brothers; Datastream
----------


It's important to note that in the current environment of lower municipal bond yields, "real" interest rates -- interest rates minus increases in the CPI, a recognized barometer of inflation -- have rarely been higher. Real interest rates depict the level of income bondholders actually earn, taking into account the erosion in value of their principal from inflation. The chart above illustrates the widening gap between yield levels and inflation since March 1995.

                                Noncallable Bonds
                                 Remain a Focus

As a means of locking in a substantial income stream for Scudder Ohio Tax Free Fund over time, we continue to emphasize 10- to 15-year noncallable bonds. As of March 31, 30% of the Fund's securities had maturities in this range. During the


                         7 - Scudder Ohio Tax Free Fund

Fund's most recent fiscal year, we sold bonds with weaker call protection and purchased additional noncallable bonds that were attractively priced. We also continue to look for opportunities to add high yielding BBB-rated and non-rated bonds to the portfolio. Higher yielding bonds, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. The Fund purchased additional nonrated issues during its most recent fiscal year; overall, it held 24% of bonds in the BBB-rated and nonrated categories as of the end of March. (For a summary of the Fund's quality, diversification, and maturity structure, see page 5.) Lastly, our continuing goal is to have an average effective maturity similar to that of the Lehman Brothers Municipal Bond Index, the Fund's benchmark, but with a superior, call-protected structure. As of March 31, the Fund's average effective maturity was approximately 8.5 years.

Overall portfolio quality remains high, with over 75% of portfolio securities rated A or better at the close of the period. We continue to invest in a broad selection of Ohio municipal bonds, including hospital/health, higher education, and water/sewer revenue bonds.

Over the long term, we seek to provide a competitive level of federal and state tax-exempt income for Fund investors -- with total return as an additional objective -- by concentrating on three broad categories of Ohio municipal bonds:

o Noncallable bonds, which an issuer cannot redeem before the maturity date. When interest rates fall, bond issuers tend to reduce their borrowing expenses by redeeming existing "callable" bonds and issuing new securities that pay lower interest rates. Noncallable bonds provide a relatively stable stream of income and solid price appreciation potential over time. As of March 31, 55% of bonds the Fund held were noncallable.

o Steeply discounted callable bonds, which are unlikely to be subject to early redemption at par value by their issuers.

o "Cushion" bonds. We balance the Fund's long-maturity bonds by purchasing so-called cushion bonds -- bonds with high coupons that compensate investors for the fact that they can be redeemed by their issuer in a relatively short time.

                                     Outlook

In the words of Federal Reserve Chairman Greenspan, the U.S. economy delivered "exemplary performance" in 1997, with real GNP growth of 3.8%. We believe this level of growth will be difficult to maintain in 1998 because of two current drags on the economy -- burdensome consumer debt, and a high level of corporate write-offs -- and one that still looms -- possible economic fallout from Asia's troubles. Any slowdown from current levels of growth would provide a basis for a sustained decline in interest rates and favorable bond market performance. At the same time, we expect that the Fed will stand ready to raise interest rates at the first sign of runaway growth.


                         8 - Scudder Ohio Tax Free Fund

We will continue our focus on 10-15 year noncallable municipal bonds as we seek to boost yield and achieve attractive long-term returns for our investors. At the same time, we will attempt to limit volatility by maintaining a neutral average maturity and high overall credit quality as we pursue double-tax-free income and competitive total return for Scudder Ohio Tax Free Fund shareholders.

Sincerely,

Your Portfolio Management Team

/s/Christopher Mier         /s/Rebecca L. Wilson

Christopher Mier            Rebecca L. Wilson



                           Scudder Ohio Tax Free Fund:
                                     A Team
                              Approach to Investing

Scudder Ohio Tax Free Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

Lead Portfolio Manager Christopher J. Mier assumed responsibilities for the Fund's day-to-day management and investment strategies in January 1998. Mr. Mier, who joined the Adviser in 1986, has more than 20 years of experience in municipal investing and portfolio management. Rebecca L. Wilson, Portfolio Manager, became a member of the team in 1998. Ms. Wilson, who joined the Adviser in 1986, has 12 years of experience in municipal investing and research.


                         9 - Scudder Ohio Tax Free Fund

                          Glossary of Investment Terms

 BOND An interest-bearing security issued by the federal, state, or local government or a corporation that obligates the issuer to pay the bondholder a specified amount of interest for a stated period -- usually a number of years -- and to repay the face amount of the bond at its maturity date.

 GENERAL OBLIGATION BOND          A municipal bond backed by the "full faith
                                  and credit" (including the taxing and further borrowing power) of the city, state, or agency that issues the bond. A general obligation bond is repaid with the issuer's general revenue and borrowings.

 INFLATION                        An overall increase in the prices of goods
                                  and services, as happens when business and consumer spending increases relative to the supply of goods available in the marketplace
                                  -- in other words, when too much money is chasing too few goods. High inflation has a negative impact on the prices of fixed-income securities.

 MUNICIPAL BOND                   An interest-bearing debt security issued by a
                                  state or local government entity.

 NET ASSET VALUE (NAV)            The price per share of a mutual fund based on
                                  the sum of the market value of all the
                                  securities owned by the fund divided by the number of outstanding shares.

 TAXABLE EQUIVALENT YIELD         The level of yield a fully taxable instrument
                                  would have to provide to equal that of a tax-free municipal bond on an after-tax basis.

 30-DAY SEC YIELD                 The standard yield reference for bond funds,
                                  based on a formula prescribed by the SEC.
                                  This annualized yield calculation reflects the 30-day average of the income earnings of every holding in a given fund's portfolio, net of expenses, assuming each is held to maturity.

 TOTAL RETURN                     The most common yardstick to measure the
                                  performance of a fund. Total return
                                  --annualized or compound -- is based on a combination of share price changes plus income and capital gain distributions, if any, expressed as a percentage gain or loss in value.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


                        10 - Scudder Ohio Tax Free Fund

                    Investment Portfolio as of March 31, 1998

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Investments 2.3%
------------------------------------------------------------------------------------------------------------------------------
OHIO
Cuyahoga County, OH, Health & Education, University Hospital of Cleveland, Daily
  Demand Note, 3.95%, 1/1/16* ...................................................   900,000          MIG1              900,000
Franklin County, OH, Health System, St. Anthony's Medical Center, Daily Demand
  Note, 3.7%, 7/1/15* ...........................................................   400,000          MIG1              400,000
Ohio Air Quality Development Authority, Cincinnati Gas and Electric, Daily
  Demand Note, 4%, 12/1/15* .....................................................   300,000          A1+               300,000
Ohio Air Quality Development Authority Revenue, Cincinnati Gas and Electric,
  Daily Demand Note, 3.7%, 9/1/30* ..............................................   500,000          A1+               500,000
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Investments (Cost $2,100,000)                                                             2,100,000
------------------------------------------------------------------------------------------------------------------------------

Long-Term Municipal Investments 97.7%
------------------------------------------------------------------------------------------------------------------------------
OHIO
Beavercreek, OH, Local School District, General Obligation, 6.6%, 12/1/15 (c) ... 1,000,000          AAA             1,197,476
Butler County, OH, Transportation Improvement District, Series 1997A, 6%,
  4/1/10 (c) .................................................................... 1,500,000          AAA             1,661,565
Cleveland, OH, Waterworks Improvement, First Mortgage Revenue, Series 1992 F,
  6.25%, 1/1/07 (c) ............................................................. 1,000,000          AAA             1,085,660
Cleveland, OH, Public Power System Improvement Revenue, Series 1994 A, Zero
  Coupon, 11/15/09 (c) .......................................................... 2,250,000          AAA             1,309,793
Cleveland, OH, Urban Renewal Tax Increment Rock & Roll Hall of Fame and Museum
  Project, 6.75%, 3/15/18 ....................................................... 1,000,000          NR              1,057,800
Cleveland, OH, General Obligation:
  5.3%, 9/1/08 (c) .............................................................. 2,000,000          AAA             2,124,980
  Series 1993, 5.375%, 9/1/09 (c) ............................................... 1,700,000          AAA             1,811,265
  Series A, 6.3%, 7/1/06 (c) .................................................... 1,000,000          AAA             1,100,110
Cleveland, OH, Parking Facility Revenue, 6%, 9/15/09 (c) ........................ 1,385,000          AAA             1,554,815
Cleveland, OH, Public Power System Improvement Revenue, Series B, 7%, 11/15/17 ..   750,000          A                 819,728
Cleveland, OH, Public Power System Revenue, Series 1996-1, 6%, 11/15/11 (c) ..... 1,050,000          AAA             1,183,854
Columbus, OH, General Obligation, Unlimited Tax, Sewer Improvement, 6%, 5/1/13 .. 1,000,000          AAA             1,097,920
Cuyahoga County, OH, General Obligation, Jail Facilities, Series 1991, ETM,
  Zero Coupon, 10/1/02*** ....................................................... 1,500,000          NR              1,233,735
Cuyahoga County, OH, Hospital Facilities Revenue, Health Cleveland Inc., Series
  1993, 6.25%, 8/15/10 .......................................................... 1,000,000          A               1,071,810
Cuyahoga County, Port Authority Revenue, Port Revenue Docks PS-1, Series 1997,
  6%, 3/1/07 .................................................................... 1,000,000          NR              1,024,900

    The accompanying notes are an integral part of the financial statements.


                         11 - Scudder Ohio Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Dublin, OH, City School District, Capital Appreciation, Series 1998, Zero
  Coupon, 12/1/11 (c) ........................................................... 1,000,000          AAA               513,280
Fairfield, OH, City School District, 7.2%, 12/1/09 (c) .......................... 1,000,000          AAA             1,195,400
Franklin County, OH, Health Care Facilities, Revenue Refunding, Ohio
  Presbyterian Services:
   Series 1997, 5.25%, 7/1/08 ...................................................   500,000          NR                 507,485
   Series 1997, 5.5%, 7/1/17 .................................................... 1,000,000          NR                 988,800
Franklin County, OH, Riverside United Methodist Hospital, Series A, 5.75%,
  5/15/12 ....................................................................... 1,950,000          AA              2,042,547
Gateway Economic Development Corporation of Cleveland, OH, Stadium Revenue,
  6.5%, 9/15/14 ................................................................. 4,000,000          NR              4,189,560
Gateway Economic Development Corporation of Cuyahoga County, OH, Excise Tax:
  Series 1990, 7.2%, 9/1/01 ..................................................... 2,550,000          A               2,671,890
  Series 1990, 7.5%, 9/1/05 ..................................................... 1,500,000          A               1,656,660
Hamilton County, OH, Health System Revenue, Franciscan Sisters of the Poor
  Health System, Providence Hospital, Series 1992, 6.8%, 7/1/08 ................. 2,000,000          BBB             2,158,140
Hamilton County, OH, Hospital Facilities Revenue, Christ Hospital, Series
  1991 B, 6.625%, 1/1/06 (c) .................................................... 1,000,000          AAA             1,064,950
Hamilton County, OH, Sewer System Revenue:
  Series 1991 A, Unrefunded, 6.4%, 12/1/05 ......................................   530,000          AA                573,540
  Series 1991 A, Prerefunded 6/1/01, 6.4%, 12/1/05 ..............................   220,000          AAA               238,711
  Improvement and Refunding, 5.45%, 12/1/09 (c) ................................. 1,000,000          AAA             1,075,080
Hilliard, OH, School District, Series 1996A, Zero Coupon, 12/1/12 (c) ........... 1,655,000          AAA               797,528
Huber Heights, OH, Water System Revenue, Capital Appreciation, Zero Coupon,
  12/1/12 ....................................................................... 1,005,000          AAA               484,299
Lorain County, OH, Hospital Refunding Revenue:
  EMH Regional Medical Center, 5%, 11/1/07 (c) .................................. 1,000,000          AAA             1,040,120
  Humility of Mary Health Care System, Series A, 5.9%, 12/15/08 ................. 1,000,000          A               1,095,220
Lorain, OH, Hospital Authority Refunding Revenue, Lakeland Community Hospital
  Inc., 6.5%, 11/15/12 .......................................................... 1,000,000          A               1,131,730
Lucas County, OH, Hospital Revenue, Flower Hospital, Series 1993, 6.125%,
  12/1/13 ....................................................................... 1,375,000          BBB             1,524,311
Mahoning County, OH, General Obligation, Limited Tax, 6.6%, 12/1/06 (c) ......... 1,100,000          AAA             1,209,241
Miami County, OH, Hospital Facilities, Revenue Refunding, Upper Valley Medical
  Center, 6.25%, 5/15/13 ........................................................ 1,000,000          BBB             1,064,340
North Olmstead, OH, General Obligation, 6.2%, 12/1/11 (c) ....................... 1,000,000          AAA             1,125,650
North Olmstead, OH, General Obligation, 6.25%, 12/15/12 (c) ..................... 1,500,000          AAA             1,637,760

    The accompanying notes are an integral part of the financial statements.


                         12 - Scudder Ohio Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Refunding:
  5.5%, 11/15/12 (c) ............................................................ 1,550,000          AAA             1,626,245
  5.6%, 11/15/13 (c) ............................................................ 1,000,000          AAA             1,054,980
Ohio Air Quality Development Authority, Pollution Control Revenue, Cleveland
  Electric Company, 8%, 12/1/13 (c) ............................................. 1,250,000          AAA             1,440,388
Ohio General Obligation, Series 1994, 6%, 8/1/10 ................................ 1,000,000          AA              1,127,560
Ohio Higher Education Facilities Revenue:
  Case Western Reserve University, Refunding, 6.5%, 10/1/20 ..................... 2,250,000          AA              2,695,950
  Oberlin College Project, Prerefunded 10/1/99, 7.1%, 10/1/12** .................   485,000          AAA               517,364
Ohio Higher Educational Facility Commission, Refunding Revenue, Case Western
  Reserve University, 6%, 10/1/14 ............................................... 1,000,000          AA              1,128,360
Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1990 F,
  7.6%, 9/1/16 .................................................................. 1,230,000          AAA             1,306,617
Ohio Liquor Profits Refunding Bonds, Economic Development Revenue, Series 1989,
  6.85%, 3/1/00 (c) ............................................................. 1,000,000          AAA             1,054,590
Ohio Public Facilities Commission, Higher Educational Capital Facilities
  Revenue, Series 2B, 5.4%, 11/1/07 (c) ......................................... 2,000,000          AAA             2,108,040
Ohio State Building Authority:
  Correctional Facilities Revenue, Series 1991 A, 6.5%, 10/1/04 ................. 1,000,000          A               1,091,090
  Juvenile Correction Facilities, 6%, 10/1/06 ................................... 1,555,000          A               1,725,195
  Toledo Government Office Building, Series A, 8%, 10/1/07 ......................   500,000          AAA               584,645
  Worker's Compensation Facilities, William Green Building, Series 1993 A,
     4.75%, 4/1/14 .............................................................. 1,000,000          A                 960,970
Ohio State Higher Education Facility:
  Prerefunded on 12/1/00, 7.25%, 12/1/12 (c)** ..................................   800,000          AAA               880,384
  Series 1997a, Step-up Coupon 0% to 7/1/00, 6.5% to 7/1/08 ..................... 2,325,000          AA              2,384,102
  Unrefunded, 7.25%, 12/1/12 (c) ................................................   200,000          AAA               218,536
Ohio Water Development Authority:
  5.875%, 9/1/20 ................................................................ 1,000,000          AAA             1,008,890
  Pollution Control Revenue, Ohio Edison Company Project, Series 1989 A, 7.625%,
     07/1/23 .................................................................... 1,140,000          BBB             1,195,917
Olmsted Falls, OH, City School District, General Obligation, Series 1991, 7.05%,
  12/15/11 (c) .................................................................. 1,000,000          AAA             1,119,060
Rocky River, OH, City School District, School Improvement, Series 1998, 5.375%,
  12/1/17 ....................................................................... 1,000,000          AAA             1,042,690
Strongsville, OH, City School District, General Obligation, 5.35%, 12/1/11 (c) .. 1,000,000          AAA             1,064,930
Summit County, OH, General Obligation, 6.4%, 12/1/14 (c) ........................ 1,000,000          AAA             1,123,180

    The accompanying notes are an integral part of the financial statements.


                         13 - Scudder Ohio Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------
University of Cincinnati, OH, General Receipts, Series 1998T, 5.5%, 6/1/11 ...... 1,110,000          AA              1,182,872
Warren County, OH, Water Improvement, General Obligation, The P&G Project,
  Series 1995, 5.25%, 12/1/16 ................................................... 1,720,000          AA              1,736,564
PUERTO RICO
Puerto Rico Aqueduct and Sewer Authority, Revenue Refunding, 6%, 7/1/09 ......... 1,000,000          A               1,106,960
Puerto Rico Commonwealth, Highway & Transportation Authority, Series W, 5.5%,
  7/1/13 (c) .................................................................... 1,000,000          AAA             1,073,880
Puerto Rico Electric Power Authority, Series 1994S, 6.125%, 7/1/09 (c) .......... 2,000,000          AAA             2,272,900
Puerto Rico, General Obligation:
  Public Improvement, Prerefunded 7/1/02, 6.6%, 7/1/13 (c)** .................... 1,000,000          AAA             1,109,560
  Public Improvement Refunding, 5.4%, 7/1/07 .................................... 1,500,000          A               1,591,785
University of Puerto Rico, University Systems, Series N, 6.25%, 6/1/08 (c) ...... 1,000,000          AAA             1,142,320
VIRGIN ISLANDS
Virgin Islands Public Finance Authority:
  General Obligation, Matching Fund Loan Notes, Series A, 7.25%, 10/1/18 ........ 1,000,000          NR              1,119,440
  Highway Revenue, Series 1989, 7.7%, 10/1/04 ................................... 1,000,000          BBB             1,056,530
------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $84,629,327)                                                            91,174,147
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $86,729,327) (a)                                                         93,274,147
------------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $86,729,327. At March 31, 1998, net unrealized appreciation for all securities based on tax cost was $6,544,820. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,562,599 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $17,779.

  (b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) have been determined by the Investment Adviser to be of comparable quality to rated eligible securities.

  (c) Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.

    * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

   ** Prerefunded: Bonds which are prerefunded are collateralized by U.S.
      Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

  *** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

    The accompanying notes are an integral part of the financial statements.


                         14 - Scudder Ohio Tax Free Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $86,729,327) .................     $  93,274,147
                 Cash .................................................................             3,707
                 Interest receivable ..................................................         1,361,495
                 Receivable for Fund shares sold ......................................             4,783
                 Other assets .........................................................             1,141
                                                                                           ----------------
                 Total assets .........................................................        94,645,273
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Dividends payable ....................................................           133,796
                 Payable for Fund shares redeemed .....................................             1,984
                 Accrued management fee ...............................................            27,896
                 Other payables and accrued expenses ..................................            30,815
                                                                                           ----------------
                 Total liabilities ....................................................           194,491
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  94,450,782
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Net unrealized appreciation on investments ...........................         6,544,820
                 Accumulated net realized loss ........................................           (47,600)
                 Paid-in capital ......................................................        87,953,562
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  94,450,782
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($94,450,782 / 6,989,251 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares                    ----------------
                   authorized) ........................................................           $13.51
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                         15 - Scudder Ohio Tax Free Fund

                             Statement of Operations

                            year ended March 31, 1998

Investment Income
-----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Interest .............................................................     $   4,986,967
                                                                                           -----------------
                 Expenses:
                 Management fee .......................................................           532,714
                 Services to shareholders .............................................            84,079
                 Custodian and accounting fees ........................................            58,231
                 Trustees' fees and expenses ..........................................            16,447
                 Auditing .............................................................            33,712
                 Reports to shareholders ..............................................            24,879
                 Legal ................................................................             3,449
                 Registration fees ....................................................             5,942
                 Other ................................................................             7,069
                                                                                           -----------------
                 Total expenses before reductions .....................................           766,522
                 Expense reductions ...................................................          (306,335)
                                                                                           -----------------
                 Expenses, net ........................................................           460,187
                --------------------------------------------------------------------------------------------
                 Net investment income                                                          4,526,780
                --------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
-----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from investment transactions ................           306,818
                 Net unrealized appreciation (depreciation) on investments
                   during the period ..................................................         3,652,599
                --------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                     3,959,417
                --------------------------------------------------------------------------------------------
                --------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $   8,486,197
                --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                         16 - Scudder Ohio Tax Free Fund

                       Statements of Changes in Net Assets

                                                                                         Years Ended March 31,
Increase (Decrease) in Net Assets                                                        1998              1997
-----------------------------------------------------------------------------------------------------------------------------------
               Operations:
               Net investment income ...........................................    $   4,526,780     $   4,446,028
               Net realized gain (loss) from investment transactions ...........          306,818           192,252
               Net unrealized appreciation (depreciation) on investment
                 transactions during the period ................................        3,652,599           (39,047)
                                                                                   ----------------   ---------------
               Net increase (decrease) in net assets resulting from
                 operations ....................................................        8,486,197         4,599,233
                                                                                   ----------------   ---------------
               Distributions to shareholders:
               From net investment income ......................................       (4,526,780)       (4,446,028)
                                                                                   ----------------   ---------------
               From net realized gains from investment transactions ............         (199,673)         (249,065)
                                                                                   ----------------   ---------------
               Fund share transactions:
               Proceeds from shares sold .......................................       16,384,923        15,734,963
               Net asset value of shares issued to shareholders in
                 reinvestment of distributions .................................        3,073,201         3,010,355
               Cost of shares redeemed .........................................      (12,876,095)      (18,190,160)
                                                                                   ----------------   ---------------
               Net increase (decrease) in net assets from Fund share
                 transactions ..................................................        6,582,029           555,158
                                                                                   ----------------   ---------------
               Increase (decrease) in net assets ...............................       10,341,773           459,298
               Net assets at beginning of period ...............................       84,109,009        83,649,711
                                                                                   ----------------   ---------------
               Net assets at end of period .....................................    $  94,450,782     $  84,109,009
                                                                                   ----------------   ---------------
Other Information
-----------------------------------------------------------------------------------------------------------------------------------
               Increase (decrease) in Fund shares
               Shares outstanding at beginning of period .......................        6,502,200         6,457,717
                                                                                   ----------------   ---------------
               Shares sold .....................................................        1,228,133         1,211,448
               Shares issued to shareholders in reinvestment of
                 distributions .................................................          229,548           230,889
               Shares redeemed .................................................         (970,630)       (1,397,854)
                                                                                   ----------------   ---------------
               Net increase (decrease) in Fund shares ..........................          487,051            44,483
                                                                                   ----------------   ---------------
               Shares outstanding at end of period .............................        6,989,251         6,502,200
                                                                                   ----------------   ---------------

    The accompanying notes are an integral part of the financial statements.


                         17 - Scudder Ohio Tax Free Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    Years Ended March 31,
                                        1998      1997      1996      1995      1994      1993     1992     1991     1990     1989
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of         ---------------------------------------------------------------------------------------------
   period ..........................   $12.94    $12.95    $12.77    $12.68    $13.13    $12.47   $12.14   $11.97   $11.94   $11.65
Income from investment operations:    ---------------------------------------------------------------------------------------------
Net investment income ..............      .68       .68       .69       .70       .70       .72      .75      .78      .82      .79
Net realized and unrealized gain
   (loss) on investment transactions      .60       .03       .30       .13      (.35)      .85      .36      .23      .10      .36
                                      ---------------------------------------------------------------------------------------------
Total from investment operations ...     1.28       .71       .99       .83       .35      1.57     1.11     1.01      .92     1.15
                                      ---------------------------------------------------------------------------------------------
Less distributions from:
Net investment income ..............     (.68)     (.68)     (.69)     (.70)     (.70)     (.72)    (.75)    (.78)    (.82)    (.84)
Net realized gains on investment
   transactions ....................     (.03)     (.04)     (.12)       --      (.08)     (.19)    (.03)    (.06)    (.07)    (.02)
In excess of net realized gains ....       --        --        --      (.04)     (.02)       --       --       --       --       --
                                      ---------------------------------------------------------------------------------------------
Total distributions ................     (.71)     (.72)     (.81)     (.74)     (.80)     (.91)    (.78)    (.84)    (.89)    (.86)
                                      ---------------------------------------------------------------------------------------------
Net asset value, end of               ---------------------------------------------------------------------------------------------
   period ..........................   $13.51    $12.94    $12.95    $12.77    $12.68    $13.13   $12.47   $12.14   $11.97   $11.94
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...............    10.08      5.58      7.85      6.82      2.48     13.04     9.33     8.75     7.80    10.83
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ....................       94        84        84        78        80        69       51       37       25       12
Ratio of operating expenses, net to
   average daily net assets (%) ....      .52       .50       .50       .50       .50       .50      .50      .50      .50      .50
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ............      .86       .88       .89       .91       .90       .95     1.03     1.21     1.62     2.14
Ratio of net investment income to
   average daily net assets (%) ....     5.09      5.23      5.30      5.59      5.23      5.61     6.05     6.50     6.74     7.13
Portfolio turnover rate (%) ........      4.9       9.7      19.6      19.9      12.2      34.7     13.2     22.6     15.9     35.7

(a) Total returns would have been lower had certain expenses not been reduced.


                         18 - Scudder Ohio Tax Free Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Ohio Tax Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are currently six series in the Trust.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.


                         19 - Scudder Ohio Tax Free Fund

                      B. Purchases and Sales of Securities

For the year ended March 31, 1998, purchases and sales of long-term municipal securities aggregated $9,671,839 and $4,189,480, respectively.

                               C. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund.

Under the Management Agreement with Scudder Kemper, the Fund agrees to pay the Adviser a fee equal to an annual rate of approximately 0.60% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Adviser had agreed not to impose all or a portion of its management fee and to maintain the annualized expenses of the Fund at not more than 0.50% of average daily net assets until January 31, 1998 and at not more than 0.60% of average daily net assets for the period from February 1, 1998 to July 31, 1998. For the year ended March 31, 1998, the Adviser imposed fees amounting to $226,379 of which $27,896 was unpaid at March 31, 1998 and the portion not imposed amounted to $306,335 for the year ended March 31, 1998.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended March 31, 1998, the amount charged to the Fund by SSC aggregated $58,657 of which $4,622 was unpaid at March 31, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended March 31, 1998, the amount charged to the Fund by SFAC aggregated $36,000, of which $3,000 was unpaid at March 31, 1998.

The Trust pays each Trustee not affiliated with the Adviser an annual retainer, divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1998, Trustees' fees and expenses charged to the Fund aggregated $16,447.


                         20 - Scudder Ohio Tax Free Fund

                        Report of Independent Accountants

To the Trustees of Scudder State Tax Free Trust and the Shareholders of Scudder Ohio Tax Free Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Ohio Tax Free Fund, including the investment portfolio, as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Ohio Tax Free Fund as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
May 4, 1998


                         21 - Scudder Ohio Tax Free Fund

                                 Tax Information

The Fund paid distributions of $.03 per share from net long-term capital gains during its year ended March 31, 1998, of which 0% represents 20% rate gains. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $220,000 as capital gain dividends for its year ended March 31, 1998, of which 100% represents 20% rate gains.

Of the dividends paid by the Fund from net investment income for the year ended March 31, 1998, 100% constituted exempt interest dividends for regular federal income tax and Ohio personal income tax purposes.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics, Bentley
College; President, Driscoll
Associates

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern
University, College of Business
Administration

Kathryn L. Quirk*
Trustee; Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Donald C. Carleton*
Vice President

Philip G. Condon*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Jeremy L. Ragus*
Vice President

Rebecca Wilson*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Treasurer

John R. Hebble*
Assistant Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.

                        22 - Scudder Ohio Tax Free Fund

                           Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Scudder Ohio Tax Free Fund (the "Fund") was held on October 24, 1997, at the office of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), Two International Place, Boston, Massachusetts 02110. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide shareholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For           Against         Abstain         Broker Non-Votes*
         ---           -------         -------         -----------------

      4,851,509        131,162         244,363                 0

2.    To elect Trustees.


                                                    Number of Votes:
                                                    ----------------

                      Trustee                For                      Withheld
                      -------                ---                      --------

         Henry P. Becton, Jr.             5,060,557                   166,476

         Dawn-Marie Driscoll              5,051,769                   175,265

         Peter B. Freeman                 5,070,845                   156,188

         George M. Lovejoy, Jr.           5,042,824                   184,209

         Wesley W. Marple, Jr.            5,048,655                   178,378

         Daniel Pierce                    5,073,300                   153,733

         Kathryn L. Quirk                 5,058,650                   168,383

         Jean C. Tempel                   5,073,735                   153,298

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                Number of Votes:
                                ----------------

         For           Against         Abstain         Broker Non-Votes*
         ---           -------         -------         -----------------

      4,402,425        341,021         281,052              202,537


                        23 - Scudder Ohio Tax Free Fund

4. To approve certain amendments to the Declaration of Trust. Sufficient proxies had not been received by December 2, 1997 to approve the amendments to the Declaration of Trust. Management has determined not to continue to seek shareholder approval for this item.

                                Number of Votes:
                                ----------------

         For            Against        Abstain         Broker Non-Votes*
         ---            -------        -------         -----------------

      4,556,029         310,075        280,949              148,151

5. To approve the revision of certain fundamental investment policies.


                                                                      Number of Votes:
                                                                      ----------------
                                                                                                     Broker
             Fundamental Policies                 For             Against          Abstain         Non-Votes*
             --------------------                 ---             -------          -------         ----------

         5.1   Diversification                 4,482,289          231,875          310,334           202,537
         5.2   Borrowing                       4,472,343          241,821          310,334           202,537
         5.3   Senior securities               4,459,340          254,824          310,334           202,537
         5.4   Concentration                   4,467,204          246,960          310,334           202,537
         5.5   Loans                           4,482,289          231,875          310,334           202,537
         5.6   Underwriting of securities      4,482,289          231,875          310,334           202,537
         5.7   Investment in real estate       4,482,289          231,875          310,334           202,537
         5.8   Purchase of physical            4,481,736          232,428          310,334           202,537
               commodities
         5.9   Investment in Ohio              4,482,289          231,875          310,334           202,537
               municipal securities
         5.10  Tax diversification             4,482,289          231,875          310,334           202,537

6. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

             For                      Against                    Abstain
             ---                      -------                    -------

          4,935,109                    64,556                    227,368

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                        24 - Scudder Ohio Tax Free Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                         25 - Scudder Ohio Tax Free Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                         26 - Scudder Ohio Tax Free Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                        27 - Scudder Ohio Tax Free Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
Pennsylvania
Tax Free Fund

Annual Report
March 31, 1998

Pure No-Load(TM) Funds

For investors seeking double-tax-free income exempt from both Pennsylvania and regular federal income taxes.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                       Scudder Pennsylvania Tax Free Fund

--------------------------------------------------------------------------------
Date of Inception:  5/28/87  Total Net Assets as of      Ticker Symbol:  SCPAX
                             3/31/98: $78.7 million
--------------------------------------------------------------------------------

o As of March 31, 1998, Scudder Pennsylvania Tax Free Fund's 30-day net annualized SEC yield was 4.19%, equivalent to a 7.14% taxable yield for Pennsylvania investors subject to the 41.29% combined federal and state income tax rate.

o For its most recent fiscal year ended March 31, 1998, Scudder Pennsylvania Tax Free Fund posted a total return of 10.08%, compared with the 10.24% average return of 67 similar funds tracked by Lipper Analytical Services.

o Scudder Pennsylvania Tax Free Fund received a four-star rating from Morningstar, reflecting "above average" risk-adjusted performance through March 31, 1998.*

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

30-Day SEC Yield on March 31, 1998

BAR CHART DATA:

                   -----------------------------------
                        Scudder       Taxable Yield
                     Pennsylvania    Needed to Equal
                     Tax Free Fund   the Fund's Yield
                   -----------------------------------

                         4.19%            7.14%
                   -----------------------------------


                                Table of Contents


   3  Letter from the Fund's President     18  Notes to Financial Statements
   4  Performance Update                   20  Report of Independent Accountants
   5  Portfolio Summary                    21  Tax Information
   6  Portfolio Management Discussion      22  Shareholder Meeting Results
   9  Glossary of Investment Terms         24  Officers and Trustees
  10  Investment Portfolio                 25  Investment Products and Services
  14  Financial Statements                 26  Scudder Solutions
  17  Financial Highlights

* For your information, these ratings are subject to change every month and are calculated from the Fund's five-year average annual return in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below T-bill returns. The Fund received four stars for three-year performance, four stars for five-year performance, and three stars for ten-year performance, and was rated among 1525, 782, and 345 municipal funds for the respective periods. Of the funds rated, 10% received five stars, 22.5% received four stars, and 35% received three stars. Past performance is no guarantee of future returns.


                     2 - Scudder Pennsylvania Tax Free Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to report to you concerning Scudder Pennsylvania Tax Free Fund's performance over its most recent fiscal year ended March 31, 1998. In addition to the Fund's four-star Morningstar rating as of March 31 (see page 2), the Fund posted a 10.08% total return for its most recent fiscal year ended March 31, 1998. Please read the portfolio management discussion beginning on page 6 for more information about the Fund's performance, investment environment, and outlook.

     As of January 1, 1998, the Fund's investment adviser changed its name to Scudder Kemper Investments, Inc., from Scudder, Stevens & Clark, Inc., pursuant to the acquisition of a majority interest in Scudder, Stevens & Clark by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc. January 1 also marked changes in your Fund's portfolio management team. Donald C. Carleton, former Lead Portfolio Manager, retired after 15 years at Scudder Kemper Investments. We thank Don for his many years of service, and we welcome the Fund's new portfolio management team: Philip G. Condon, Lead Portfolio Manager, and Rebecca L. Wilson, Portfolio Manager, with a combined 30 years of investment industry experience.

     For those of you interested in new Scudder products, we recently introduced three industry sector funds as a part of our Choice Series: Scudder Financial Services Fund, which seeks long-term growth by investing in financial services companies in the U.S. and abroad; Scudder Health Care Fund, which seeks long-term growth from health care companies located around the world; and Scudder Technology Fund, which pursues long-term growth by investing in companies that develop, produce, or distribute technology. In addition, April 6, 1998 marked the debut of our newest entrant in the growth and income category:
Scudder Real Estate Investment Fund, investing in equity securities of companies in the real estate industry. Please see page 25 for more information on Scudder products and services.

     As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your Fund. Page 26 provides more information on how to contact Scudder. Thank you for choosing Scudder Pennsylvania Tax Free Fund to help meet your investment needs.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Pennsylvania Tax Free Fund

                     3 - Scudder Pennsylvania Tax Free Fund

PERFORMANCE UPDATE as of March 31, 1998
----------------------------------------------------------------
Fund Index Comparisons
----------------------------------------------------------------
                            Total Return
---------------------------------------------
Period Ended   Growth of              Average
3/31/98         $10,000   Cumulative  Annual
---------------------------------------------
SCUDDER PENNSYLVANIA TAX FREE FUND
---------------------------------------------
1 Year          $ 11,008    10.08%    10.08%
5 year          $ 13,699    36.99%     6.50%
10 Year         $ 22,179   121.79%     8.29%
---------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX
---------------------------------------------
1 Year          $ 11,073    10.73%    10.73%
5 Year          $ 13,911    39.11%     6.82%
10 Year         $ 22,289   122.89%     8.34%
---------------------------------------------

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended March 31

SCUDDER PENNSYLVANIA TAX FREE FUND
Year            Amount
----------------------
88             $10,000
89             $11,044
90             $12,011
91             $12,921
92             $14,304
93             $16,190
94             $16,627
95             $17,806
96             $19,133
97             $20,148
98             $22,179

LEHMAN BROTHERS MUNICIPAL BOND INDEX
Year            Amount
----------------------
88             $10,000
89             $10,719
90             $11,851
91             $12,943
92             $14,238
93             $16,022
94             $16,393
95             $17,611
96             $19,088
97             $20,129
98             $22,289

The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly Periods Ended March 31

                       1989     1990     1991     1992     1993     1994     1995     1996     1997     1998
                     ------------------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 12.08  $ 12.27  $ 12.35  $ 12.80  $ 13.46  $ 13.01  $ 13.13  $ 13.31  $ 13.27  $ 13.85
INCOME DIVIDENDS..   $   .85  $   .84  $   .82  $   .77  $   .76  $   .75  $   .73  $   .71  $   .71  $   .70
CAPITAL GAINS
DISTRIBUTIONS.....   $   .06  $   .01  $    --  $   .21  $   .21  $   .09  $   .03  $   .07  $   .02  $   .03
FUND TOTAL
RETURN (%)........     11.00     8.75     7.58    10.70    13.19     2.70     7.45     7.45     5.30    10.08
INDEX TOTAL
RETURN (%)........      7.21    10.56     9.22    10.02    12.52     2.32     7.43     8.38     5.45    10.73

All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not temporarily capped expenses, the average annual total return for the Fund for the one year, five year, and ten year periods would have been lower.


                     4 - Scudder Pennsylvania Tax Free Fund

PORTFOLIO SUMMARY as of March 31, 1998
---------------------------------------------------------------------------
Diversification
---------------------------------------------------------------------------
Hospital/Health                    24%
Water/Sewer Revenue                19%
General Obligations                12%
Pollution Control/
Industrial Development             11%
Sales & Specialty Tax               6%
Port/Airport Revenue                5%
Higher Education                    5%
Housing Finance Authority           4%
Country General Obligation/Lease    4%
Miscellaneous Municipal            10%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund invests in a broad
selection of Pennsylvania tax-free
bonds.

--------------------------------------------------------------------------
Quality
--------------------------------------------------------------------------
AAA*                               77%
AA                                  4%
A                                   6%
BBB                                 8%
Not Rated                           5%
--------------------------------------
                                  100%
--------------------------------------

Weighted average quality: AA
*Contains cash equivalents

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Overall portfolio quality remains
high, with over 85% of  portfolio
securities rated A or better as of
March 31.

--------------------------------------------------------------------------
Effective Maturity
--------------------------------------------------------------------------
Less than 1 year                    7%
1-5 years                          27%
5-8 years                          14%
8-15 years                         35%
Greater than 15 years              17%
--------------------------------------
                                  100%
--------------------------------------

Weighted average effective maturity:
8.9 years

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Our continuing goal is to have an
average effective maturity similar
to that of the Lehman Brothers
Municipal Bond Index, but with a
superior, call-protected structure.

-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 10.

                     5 - Scudder Pennsylvania Tax Free Fund

                         Portfolio Management Discussion
Dear Shareholders,

For its most recent fiscal year ended March 31, 1998, Scudder Pennsylvania Tax Free Fund posted a solid total return as interest rates continued a slow and steady decline against a backdrop of low inflation and healthy economic growth. The Fund's 10.08% total return for the period consisted of a $0.58 increase in net asset value to $13.85, income distributions of $0.70 per share, and a long-term capital gain distribution of $0.03 per share. This return is in keeping with the 10.24% average of 67 similar funds tracked by Lipper over the 12-month period. On March 31, 1998, the Fund's 30-day net annualized SEC yield was 4.19%, equivalent to a taxable yield of 7.14% for shareholders subject to the 41.29% maximum combined state and federal income tax rate. The Fund's tax equivalent yield is significantly higher than current yields available from taxable investments of similar maturity and credit quality.

                               Pennsylvania Update

After a slowdown in 1996, the Commonwealth of Pennsylvania experienced stronger economic growth in 1997. Pennsylvania is expecting to finish its 1998 fiscal year with a sixth consecutive operating surplus in its General Fund. Revenue growth exceeded the Commonwealth's estimates by $216 million as of February 1998, with personal income tax collections contributing the majority of the increase. During its 1997 economic resurgence, job growth in the service and trade sectors boosted the Commonwealth's employment growth ranking from 44th in the nation to 17th. Pennsylvania's unemployment rate in January 1998 was 4.6%, slightly below the national average. The Commonwealth has a low debt burden, benefiting from a favorable economy which has led to stronger finances, increases in reserves, and job growth.

                                Steady Growth and
                                  Low Inflation

The long-running U.S. economic scenario of moderate growth and low inflation forges on. Asia, expected by many to export its way out of economic crisis and in doing so derail U.S. growth, has so far increased exports only modestly. At the same time, the U.S. bond market has benefited from Federal Reserve inaction on interest rates, falling commodity prices, mixed economic statistics, and portfolio rebalancing by investors who have acted to reduce the overweighting of stocks in their portfolios. Moreover, the municipal bond market has enjoyed its first significant increase in investor interest in four years. During the Fund's most recent fiscal year, yields of 10-year Treasury bonds declined 1.3 percentage points and their prices rose 9.3%, while yields of comparable municipal bonds declined almost three quarters of a percentage point and their prices increased 5.2%.

It's important to note that in the current environment of lower municipal bond yields, "real" interest rates -- interest rates minus increases in the CPI, a recognized barometer of inflation -- have rarely been higher. Real interest rates depict the level of income bondholders actually earn, taking into account the erosion in value of their principal from inflation. The chart on the following page illustrates the widening gap between yield levels and inflation since March 1995.


                     6 - Scudder Pennsylvania Tax Free Fund

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART TITLE:

Municipal Yields Compared with Inflation
March 31, 1995 - March 31, 1998

LINE CHART DATA:

 -----------------------------------------------------
                                   10-year
                   CPI         municipal bonds
 -----------------------------------------------------
 3/95              2.73%            4.65%
                   2.90             5.00
                   2.95             5.15
 1/96              2.99             5.00
                   3.04             4.85
                   2.50             5.10
                   2.23             4.75
 1/97              2.08             4.50
                   1.84             4.60
                   1.60             4.20
                   1.40             4.30
 3/98              1.40             4.50


(Chart indicates a 3.10% spread between the 10-year municipal bonds at 4.50% (3/98) and the CPI at 1.40% (3/98).)

Municipal yields represented by 10-year, AAA-rated municipal bonds.

Inflation represented by CPI (Consumer Price Index).

Sources:  Salomon Brothers; Datastream
----------


                                Noncallable Bonds
                                 Remain a Focus

As a means of locking in a substantial income stream for Scudder Pennsylvania Tax Free Fund over time, we continue to emphasize 10- to 20-year noncallable bonds. As of March 31, over 40% of the Fund's securities had maturities in this range. During the Fund's most recent fiscal year, we sold bonds with weaker call protection and purchased additional noncallable bonds that were attractively priced. We also continue to look for opportunities to add high yielding BBB-rated and non-rated bonds to the portfolio. Higher yielding bonds, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. Overall, the Fund held 13% of bonds in the BBB-rated and nonrated categories as of the end of March. (For a summary of the Fund's quality, diversification, and maturity structure, see page 5.) Lastly, our continuing goal is to have an average effective maturity similar to that of the Lehman Brothers Municipal Bond Index, the Fund's benchmark, but with a superior, call-protected structure. As of March 31, the Fund's average effective maturity was approximately 8.9 years.

Overall portfolio quality remains high, with over 85% of portfolio securities rated A or better at the close of the period. We continue to invest in a broad selection of Pennsylvania municipal bonds, including hospital/health, water/sewer revenue, and general obligation bonds.

Over the long term, we seek to provide a competitive level of federal and state tax-exempt income for Fund investors -- with total return as an additional objective -- by concentrating on three broad categories of Pennsylvania municipal bonds:

o Noncallable bonds, which an issuer cannot redeem before the maturity date. When interest rates fall, bond issuers tend to reduce their borrowing expenses by redeeming existing "callable" bonds and issuing new securities that pay lower interest rates. Noncallable bonds provide a relatively stable stream of income and solid price appreciation potential over time. As of March 31, 64% of bonds the Fund held were noncallable.

o Steeply discounted callable bonds, which are unlikely to be subject to early redemption at par value by their issuers.


                     7 - Scudder Pennsylvania Tax Free Fund

o "Cushion" bonds. We balance the Fund's long-maturity bonds by purchasing so-called cushion bonds -- bonds with high coupons that compensate investors for the fact that they can be redeemed by their issuer in a relatively short time.

                                     Outlook

In the words of Federal Reserve Chairman Greenspan, the U.S. economy delivered "exemplary performance" in 1997, with real GNP growth of 3.8%. We believe this level of growth will be difficult to maintain in 1998 because of two current drags on the economy -- burdensome consumer debt, and a high level of corporate write-offs -- and one that still looms -- possible economic fallout from Asia's troubles. Any slowdown from current levels of growth would provide a basis for a sustained decline in interest rates and favorable bond market performance. At the same time, we believe that the Fed will stand ready to raise interest rates at the first sign of runaway growth.

We will continue our focus on 10-20 year noncallable municipal bonds as we seek to boost yield and achieve attractive long-term returns for our investors. At the same time, we will attempt to limit volatility by maintaining a neutral average maturity and high overall credit quality as we pursue double-tax-free income and competitive total return for Scudder Pennsylvania Tax Free Fund shareholders.

Sincerely,

Your Portfolio Management Team

/s/Philip G. Condon         /s/Rebecca L. Wilson

Philip G. Condon            Rebecca L. Wilson


                              Scudder Pennsylvania
                                 Tax Free Fund:
                          A Team Approach to Investing

Scudder Pennsylvania Tax Free Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

Lead Portfolio Manager Philip G. Condon assumed responsibility for the Fund's day-to-day management in 1998 and became a member of the team in 1987. Mr. Condon has been with the Adviser since 1983. Mr. Condon has 18 years of experience in municipal investing and portfolio management. Rebecca L. Wilson, Portfolio Manager, became a member of the team in 1998. Ms. Wilson, who joined the Adviser in 1986, has 12 years of experience in municipal investing and research.


                     8 - Scudder Pennsylvania Tax Free Fund

                          Glossary of Investment Terms

 BOND An interest-bearing security issued by the federal, state, or local government or a corporation that obligates the issuer to pay the bondholder a specified amount of interest for a stated period -- usually a number of years -- and to repay the face amount of the bond at its maturity date.

 GENERAL OBLIGATION BOND          A municipal bond backed by the "full faith
                                  and credit" (including the taxing and further borrowing power) of the city, state, or agency that issues the bond. A general obligation bond is repaid with the issuer's general revenue and borrowings.

 INFLATION                        An overall increase in the prices of goods
                                  and services, as happens when business and consumer spending increases relative to the supply of goods available in the marketplace
                                  -- in other words, when too much money is chasing too few goods. High inflation has a negative impact on the prices of fixed-income securities.

 MUNICIPAL BOND                   An interest-bearing debt security issued by a
                                  state or local government entity.

 NET ASSET VALUE (NAV)            The price per share of a mutual fund based on
                                  the sum of the market value of all the
                                  securities owned by the fund divided by the number of outstanding shares.

 TAXABLE EQUIVALENT YIELD         The level of yield a fully taxable instrument
                                  would have to provide to equal that of a tax-free municipal bond on an after-tax basis.

 30-DAY SEC YIELD                 The standard yield reference for bond funds,
                                  based on a formula prescribed by the SEC.
                                  This annualized yield calculation reflects the 30-day average of the income earnings of every holding in a given fund's portfolio, net of expenses, assuming each is held to maturity.

 TOTAL RETURN                     The most common yardstick to measure the
                                  performance of a fund. Total return --
                                  annualized or compound -- is based on a
                                  combination of share price changes plus
                                  income and capital gain distributions, if any, expressed as a percentage gain or loss in value.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)

                     9 - Scudder Pennsylvania Tax Free Fund

                    Investment Portfolio as of March 31, 1998

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------

Short-Term Municipal Investments 3.6%
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA
Allegheny County, PA, Industrial Development Authority, LC Longwood at Oakmont:
  Daily Demand Note, 3.9%, 7/1/27* .............................................    100,000          AA                100,000
  Series 1997, Daily Demand Note, 3.9%, 7/1/27* ................................    400,000          AA1               400,000
  Series 1997B, Daily Demand Note, 3.9%, 7/1/27* ...............................    100,000          AA1               100,000
Delaware County, PA, Airport Facilities Revenue, United Parcel Service,
  Daily Demand Note, 3.7%, 12/1/15* ............................................  2,000,000          AAA             2,000,000
Pennsylvania Higher Educational Facilities Authority, Carnegie Mellon
  University, Daily Demand Note, Series 1995 D, 3.75%, 11/1/30* ................    200,000          A1+               200,000
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Investments (Cost $2,800,000)                                                             2,800,000
------------------------------------------------------------------------------------------------------------------------------

Long-Term Municipal Investments 96.4%
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series
  1997A, 5.75%, 1/1/13 (c) .....................................................  1,500,000          AAA             1,613,009
Allegheny County, PA, Higher Education Building Authority, Community College,
  Series 1993A, 5.8%, 6/1/13 (c) ...............................................  2,000,000          AAA             2,146,480
Allegheny County, PA, Sanitary Authority, Sewer Revenues, Series 1986 B,
  Prerefunded 6/1/99, 7.5%, 12/1/16 (c) ........................................    500,000          AAA               521,580
Armstrong County, PA, Hospital Authority, St. Frances Medical Center,
  Series A, 6.25%, 6/1/13 (c) ..................................................  1,000,000          AAA             1,080,370
Berks County, PA, Municipal Authority Hospital Revenue, Reading Hospital and
  Medical Center Project:
   5.5%, 10/1/08 (c) ...........................................................  1,000,000          AAA             1,076,010
   5.7%, 10/1/14 (c) ...........................................................  1,000,000          AAA             1,088,630
Bethlehem, PA, Water Authority, Refunding, 4.875%, 11/15/14 (c) ................  1,000,000          AAA               971,650
Bethlehem, PA, Water Revenue, Series 1992, Prerefunded 11/15/01, 6.25%,
  11/15/11 (c)*** ..............................................................  1,000,000          AAA             1,071,980
Blair County, PA, Hospital Authority, Altoona Hospital Project, 5.5%,
  7/1/07 (c) ...................................................................  1,000,000          AAA             1,074,130
Bucks County, PA, Water and Sewer Authority Revenue, ETM, 6.375%, 12/1/08** ....    425,000          NR                470,781
Clearfield, PA, Hospital Authority Revenue, Clearfield Hospital, 6.875%,
  6/1/16 .......................................................................  1,450,000          BBB             1,583,676
Commonwealth of Pennsylvania, Certificate of Participation, Lease Revenue,
  Series A, 5.25%, 7/1/10 (c) ..................................................  1,890,000          AAA             1,917,140
Delaware County Authority, Commonwealth of Pennsylvania, University Revenue,
  Villanova University, Prerefunded 8/1/98, 7.75%, 8/1/18*** ...................    200,000          AAA               206,636

    The accompanying notes are an integral part of the financial statements.


                     10 - Scudder Pennsylvania Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------

Delaware County, PA, Health Facilities Revenue, Mercy Health Corporation of
  Southeastern Pennsylvania, Series B, 6%, 11/15/07 ............................  1,500,000          BBB             1,650,840
Delaware County, PA, Hospital Revenue, Memorial Hospital, 5.5%, 8/15/13 ........  1,750,000          AAA             1,817,375
Delaware County, PA, Industrial Development Authority, Resource Recovery
  Revenue, Series A, Refunding Bond, 6.5%, 1/1/08 ..............................  1,000,000          A               1,124,410
Delaware County, PA, White Horse Village, NC Series 1996 A, 6.6%, 7/1/06 .......  1,000,000          NR              1,045,750
Erie County, PA, Pollution Control, 5.3%, 4/1/12 ...............................  1,000,000          A               1,025,690
Erie County, PA, Prison Authority, Commonwealth Lease Revenue, Prerefunded
  11/1/01, 6.25%, 11/1/11 (c)*** ...............................................  1,000,000          AAA             1,071,280
Harrisburg, PA, General Obligation, Refunding, Zero Coupon, Series D,
  9/15/11 (c) ..................................................................  1,000,000          AAA               517,240
Harrisburg, PA, Series 1997F, Zero Coupon, 3/15/12 .............................  1,770,000          AAA               881,265
Harrisburg, PA, Water Authority Revenue, Series 1993 B, Inverse Floater,
  7.72%, 6/18/15 (c)**** .......................................................    700,000          AAA               791,000
Indiana County, PA, Industrial Development Authority, Pennsylvania Electric
  Company, Pollution Control Revenue, 5.35%, 11/1/10 (c) .......................  1,000,000          AAA             1,064,110
Lebanon County, PA, Good Samaritan Hospital Authority Revenue, Series 1989 B,
  Prerefunded 11/1/99, 8.25%, 11/1/18*** .......................................    600,000          AAA               651,858
Lehigh County, PA, General Purpose, Hospital Authority Revenue, Lehigh Valley
  Health Network, 5%, 7/1/13 (c) ...............................................  1,315,000          AAA             1,298,326
Montgomery County, PA, Holy Redeemer Hospital, 6.75%, 2/1/09 (c) ...............    500,000          AAA               512,725
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue
  Refunding, KBF Associates, LP Project, 6.375%, 7/1/12 ........................  1,500,000          BBB             1,560,180
Pennsylvania Convention Center Authority, Funding Revenue, 6%, 9/1/19 (c) ......  2,200,000          AAA             2,434,718
Pennsylvania General Obligation:
  10%, 4/15/02 (c) .............................................................  2,500,000          AAA             3,035,300
  6.25%, 7/1/10 ................................................................  1,000,000          AA              1,146,040
  Prerefunded 12/15/98, Zero Coupon, 12/15/02*** ...............................  2,040,000          AAA             1,452,031
Pennsylvania Higher Education Facilities Authority, Health Services,
  Series 1996 A, 5.6%, 11/15/10 (c) ............................................  2,480,000          AAA             2,690,552
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue:
  Series 1991-32, 7.15%, 4/1/15 ................................................    865,000          AA                919,919
  Series 1992-33, 6.85%, 10/1/09 ...............................................    840,000          AA                901,580
Pennsylvania Industrial Development Authority, Economic Development Revenue:
  5.8%, 1/1/08 (c) .............................................................  1,000,000          AAA             1,088,430
  Series 1996, 6%, 7/1/08 (c) ..................................................  1,000,000          AAA             1,108,140

    The accompanying notes are an integral part of the financial statements.


                     11 - Scudder Pennsylvania Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------

Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue,
  City of Philadelphia, Prerefunded 6/15/02, 6.8%, 6/15/12*** ..................  1,000,000          AAA             1,101,460
Philadelphia, PA, Authority for Industrial Development, Commercial
  Development Revenues, Series 1997 A, 6.5%, 10/1/27 ...........................  1,000,000          NR              1,075,210
Philadelphia, PA, General Obligation:
  11.5%, 8/1/98 (c) ............................................................    500,000          AAA               512,655
  Refunding Revenue, Series A, 11.5%, 8/1/99 (c) ...............................    710,000          AAA               779,218
  School District, Series A, 6.25%, 9/1/09 (c) .................................  1,000,000          AAA             1,136,640
  Series 1993 A, 5.5%, 9/1/14 (c) ..............................................  1,500,000          AAA             1,602,390
Philadelphia, PA, Hospital and Higher Education Facilities Authority:
  Hospital Revenue:
   Albert Einstein Medical Center, 7.5%, 4/1/99 ................................    275,000          A                 284,235
   Children's Seashore House, Series A, 7%, 8/15/12 ............................  1,000,000          A               1,098,270
  Temple University, Series 1997, 5.5%, 11/15/27 ...............................  1,000,000          A               1,000,730
  Temple University Hospital, Series 1993 A, 6.625%, 11/15/23 ..................  1,100,000          BBB             1,199,858
Philadelphia, PA, Municipal Authority, Lease Revenue Refunding,
   Series A, 5.625%, 11/15/14 (c) ..............................................  1,000,000          AAA             1,046,890
Philadelphia, PA, Port Authority Lease Revenue, Series 1993, 6.2%, 9/1/13 (c) ..  2,000,000          AAA             2,172,520
Philadelphia, PA, Water & Wastewater Refunding Revenue, 5.625%, 6/15/09 (c) ....  2,000,000          AAA             2,168,660
Philadelphia, PA, Water and Waste Revenue, 5.625%, 6/15/08 (c) .................  2,000,000          AAA             2,168,720
Philadelphia, PA, Water Revenue, 6.25%, 8/1/10 (c) .............................  1,000,000          AAA             1,139,720
Pittsburgh, PA, Water and Sewer System Revenue:
  ETM, 7.25%, 9/1/14 (c)** .....................................................    150,000          AAA               183,428
  Series A, 4.75%, 9/1/16 (c) ..................................................  2,000,000          AAA             1,896,360
  Series A, Prerefunded 9/1/01, 6.5%, 9/1/14 (c)*** ............................  1,250,000          AAA             1,366,875
Somerset County, PA, General Authority, Commonwealth Lease Revenue,
  Prerefunded 10/15/01, 6.25%, 10/15/11 (c)*** .................................  1,000,000          AAA             1,070,480
Union County, PA, Higher Education Facilities Authority, University Revenue,
  Bucknell University, 6.2%, 4/1/07 (c) ........................................  1,000,000          AAA             1,076,820
University Area, PA, Sewer Revenue, 5.25%, 11/1/14 (c) .........................  1,750,000          AAA             1,822,958
Washington County, PA, Lease Revenue, Shadyside Hospital Project, Prerefunded
  6/15/00, 7.375%, 12/15/09 (c)*** .............................................  1,000,000          AAA             1,098,630
Wilson, PA, Area School District, Zero Coupon, 5/15/09 (c) .....................  2,000,000          AAA             1,189,100
PUERTO RICO
Puerto Rico Public Building Authority, Government Facilities Revenue, 6.25%,
  7/1/13 (c) ...................................................................  1,000,000          AAA             1,154,270

    The accompanying notes are an integral part of the financial statements.


                     12 - Scudder Pennsylvania Tax Free Fund

                                                                                                    Credit
                                                                                 Principal        Rating (b)         Market
                                                                                Amount ($)        (Unaudited)       Value ($)
------------------------------------------------------------------------------------------------------------------------------

VIRGIN ISLANDS
Virgin Islands Public Finance Authority, General Obligation, Matching
  Fund Loan Notes, Series A, 7.25%, 10/1/18 ....................................  1,500,000          NR              1,679,160
------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $70,410,998)                                                            75,636,088
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $73,210,998) (a)                                                         78,436,088
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $73,210,998. At March 31, 1998, net unrealized appreciation for all securities based on tax cost was $5,225,090. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,264,428 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $39,338.

(b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) have been determined by the Investment Adviser to be of comparable quality to rated eligible securities.

(c)   Bond is insured by one of these companies: AMBAC, FGIC, MBIA or BIG.

* Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

*** Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest, if any, on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

**** Inverse floating rate notes are instruments whose yields have an inverse relationship to benchmark interest rates. These securities are shown at their rate as of March 31, 1998.

    The accompanying notes are an integral part of the financial statements.


                     13 - Scudder Pennsylvania Tax Free Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of March 31, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $73,210,998) .................     $  78,436,088
                 Receivable for investments sold ......................................           260,000
                 Interest receivable ..................................................         1,254,399
                 Receivable for Fund shares sold ......................................           269,846
                 Other assets .........................................................             1,208
                                                                                            ----------------
                 Total assets .........................................................        80,221,541
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Due to custodian bank ................................................            19,567
                 Payable for investments purchased ....................................         1,294,406
                 Dividends payable ....................................................           121,400
                 Payable for Fund shares redeemed .....................................            39,845
                 Accrued management fee ...............................................            20,932
                 Other payables and accrued expenses ..................................            29,986
                                                                                            ----------------
                 Total liabilities ....................................................         1,526,136
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  78,695,405
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Net unrealized appreciation on investments ...........................         5,225,090
                 Accumulated net realized gain ........................................           422,774
                 Paid-in capital ......................................................        73,047,541
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  78,695,405
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($78,695,405 / 5,680,795 outstanding shares of beneficial               ----------------
                    interest, $.01 par value, unlimited number of shares authorized)               $13.85
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                     14 - Scudder Pennsylvania Tax Free Fund

                                        Statement of Operations
                                       year ended March 31, 1998

Investment Income
-----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Interest .............................................................     $   4,240,429
                                                                                            -----------------
                 Expenses:
                 Management fee .......................................................           450,978
                 Services to shareholders .............................................            87,721
                 Custodian and accounting fees ........................................            58,471
                 Trustees' fees and expenses ..........................................            15,067
                 Auditing .............................................................            31,683
                 Reports to shareholders ..............................................            20,102
                 Registration fees ....................................................             3,926
                 Legal ................................................................             5,345
                 Other ................................................................             7,132
                                                                                            -----------------
                 Total expenses before reductions .....................................           680,425
                 Expense reductions ...................................................          (292,000)
                                                                                            -----------------
                 Expenses, net ........................................................           388,425
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                          3,852,004
                ---------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment transactions
-----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from investment transactions ................           588,571
                 Net unrealized appreciation (depreciation) on investments during the
                    period ............................................................         2,760,257
                ---------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                     3,348,828
                ---------------------------------------------------------------------------------------------
                ---------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $   7,200,832
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                     15 - Scudder Pennsylvania Tax Free Fund

                       Statements of Changes in Net Assets

                                                                                 Years Ended March 31,
Increase (Decrease) in Net Assets                                                1998              1997
---------------------------------------------------------------------------------------------------------------------------
               Operations:
               Net investment income gain (loss) .........................   $ 3,852,004       $ 4,007,012
               Net realized gain (loss) from investment transactions .....       588,571            84,346
               Net unrealized appreciation (depreciation) on investments
                  during the period ......................................     2,760,257          (190,591)
                                                                            ----------------  ---------------
               Net increase (decrease) in net assets resulting from
                  operations .............................................     7,200,832         3,900,767
                                                                            ----------------  ---------------
               Distributions to shareholders:
               From net investment income ................................    (3,852,004)       (4,007,012)
                                                                            ----------------  ---------------
               From net realized gains from investment transactions ......      (164,742)         (130,973)
                                                                            ----------------  ---------------
               Fund share transactions:
               Proceeds from shares sold .................................    13,083,990        13,660,695
               Net asset value of shares issued to shareholders in
                  reinvestment of distributions ..........................     2,523,349         2,572,041
               Cost of shares redeemed ...................................   (14,274,017)      (17,335,755)
                                                                            ----------------  ---------------
               Net increase (decrease) in net assets from Fund share
                  transactions ...........................................     1,333,322        (1,103,019)
                                                                            ----------------  ---------------
               Increase (decrease) in net assets .........................     4,517,408        (1,340,237)
               Net assets at beginning of period .........................    74,177,997        75,518,234
                                                                            ----------------  ---------------
               Net assets at end of period ...............................   $78,695,405       $74,177,997
                                                                            ----------------  ---------------
Other Information
---------------------------------------------------------------------------------------------------------------------------
               Increase (decrease) in Fund shares
               Shares outstanding at beginning of period .................     5,591,548         5,674,116
                                                                            ----------------  ---------------
               Shares sold ...............................................       956,693         1,024,372
               Shares issued to shareholders in reinvestment of
                  distributions ..........................................       184,079           192,785
               Shares redeemed ...........................................    (1,051,525)       (1,299,725)
                                                                            ----------------  ---------------
               Net increase (decrease) in Fund shares ....................        89,247           (82,568)
                                                                            ----------------  ---------------
               Shares outstanding at end of period .......................     5,680,795         5,591,548
                                                                            ----------------  ---------------

    The accompanying notes are an integral part of the financial statements.


                     16 - Scudder Pennsylvania Tax Free Fund

                              Financial Highlights

The following table included selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       Years Ended March 31,
                                           1998    1997    1996     1995    1994    1993    1992     1991    1990    1989
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of            -----------------------------------------------------------------------------------
   period .............................  $13.27   $13.31  $13.13  $13.01   $13.46  $12.80  $12.35  $12.27   $12.08  $11.80
                                         -----------------------------------------------------------------------------------
Income from investment operations:
Net investment income .................     .70      .71     .71     .73      .75     .76     .77     .82      .84     .79
Net realized and unrealized gain
   (loss) on investment transactions ..     .61     (.02)    .25     .15     (.36)    .87     .52     .08      .20     .40
Total from investment
   operations .........................    1.31      .69     .96     .88      .39    1.63    1.29     .90     1.04    1.19
                                         -----------------------------------------------------------------------------------
Less distributions:
From net investment
   income .............................    (.70)    (.71)   (.71)   (.73)    (.75)   (.76)   (.77)   (.82)    (.84)   (.85)
From net realized gains on               -----------------------------------------------------------------------------------
   investment transactions ............    (.03)    (.02)   (.07)   (.03)    (.09)   (.21)   (.07)     --     (.01)   (.06)
                                         -----------------------------------------------------------------------------------
Total distributions ...................    (.73)    (.73)   (.78)   (.76)    (.84)   (.97)   (.84)   (.82)    (.85)   (.91)
                                         -----------------------------------------------------------------------------------
Net asset value, end of                  -----------------------------------------------------------------------------------
   period .............................  $13.85   $13.27  $13.31  $13.13   $13.01  $13.46  $12.80  $12.35   $12.27  $12.08
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ..................   10.08     5.30    7.45    7.09     2.70   13.19   10.70    7.58     8.75   11.00
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .......................      79       74      76      72       74      61      39      26       18      11
Ratio of operating expenses, net to
   average daily net assets (%) .......     .52      .50     .50     .50      .50     .50     .50     .50      .50     .50
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ...............     .91      .92     .91     .94      .95    1.02    1.13    1.43     1.84    2.43
Ratio of net investment income to
   average daily net assets (%) .......    5.12     5.32    5.30    5.74     5.42    5.79    6.05    6.67     6.78    7.09
Portfolio turnover rate (%) ...........    20.4     11.6    11.1    26.2     17.4    29.2    11.2     7.8      2.0    13.5

(a) Total returns would have been lower had certain expenses not been reduced.


                     17 - Scudder Pennsylvania Tax Free Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Pennsylvania Tax Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. There are currently six series in the Trust.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

For the year ended March 31, 1998, purchases and sales of long-term municipal securities aggregated $14,726,861 and $17,033,468, respectively.


                     18 - Scudder Pennsylvania Tax Free Fund

                               C. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund.

Under the Management Agreement with Scudder Kemper, the Fund agrees to pay the Adviser a fee equal to an annual rate of approximately 0.60% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Adviser had agreed not to impose all or a portion of its management fee and to maintain the annualized expenses of the Fund at not more than 0.50% of average daily net assets until January 31, 1998 and at not more than 0.60% of average daily net assets for the period from February 1, 1998 to July 31, 1998. For the year ended March 31, 1998, the Adviser imposed fees amounting to $158,978 of which $20,932 was unpaid at March 31, 1998 and the portion not imposed amounted to $292,000 for the year ended March 31, 1998.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended March 31, 1998, the amount charged to the Fund by SSC aggregated $61,715, of which $5,020 was unpaid at March 31, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended March 31, 1998, the amount charged to the Fund by SFAC aggregated $36,000, of which $3,000 was unpaid at March 31, 1998.

The Trust pays each Trustee not affiliated with the Adviser an annual retainer, divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the year ended March 31, 1998, Trustees' fees and expenses charged to the Fund aggregated $15,067.


                     19 - Scudder Pennsylvania Tax Free Fund

                        Report of Independent Accountants

To the Trustees of Scudder State Tax Free Trust and the Shareholders of Scudder Pennsylvania Tax Free Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Pennsylvania Tax Free Fund, including the investment portfolio, as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Pennsylvania Tax Free Fund as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.


Boston, Massachusetts                                  COOPERS & LYBRAND L.L.P.
May 4, 1998


                     20 - Scudder Pennsylvania Tax Free Fund

                                 Tax Information

The Fund paid distributions of $.03 per share from net long-term capital gains during its year ended March 31, 1998, of which 47.0% represents 20% rate gains. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $610,000 as capital gain dividends for its year ended March 31, 1998, of which 54.0% represents 20% rate gains.

Of the dividends paid by the Fund from net investment income for the year ended March 31, 1998, 100% constituted exempt interest dividends for regular federal income tax and Pennsylvania personal income tax purposes.

Please consult a tax adviser if you have any questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                     21 - Scudder Pennsylvania Tax Free Fund

                           Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Scudder Pennsylvania Tax Free Fund (the "Fund") was held on October 24, 1997, at the office of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), Two International Place, Boston, Massachusetts 02110. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide shareholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For             Against       Abstain         Broker Non-Votes*
         ---             -------       -------         -----------------

      3,350,032          171,092       137,390                 0

2.    To elect Trustees.

                                                    Number of Votes:
                                                    ----------------

                      Trustee                For                      Withheld
                      -------                ---                      --------

         Henry P. Becton, Jr.             3,519,153                   139,363

         Dawn-Marie Driscoll              3,519,153                   139,363

         Peter B. Freeman                 3,517,736                   140,780

         George M. Lovejoy, Jr.           3,517,653                   140,863

         Wesley W. Marple, Jr.            3,517,493                   141,023

         Daniel Pierce                    3,517,583                   140,934

         Kathryn L. Quirk                 3,516,290                   142,226

         Jean C. Tempel                   3,519,080                   139,436

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                Number of Votes:
                                ----------------

         For           Against         Abstain         Broker Non-Votes*
         ---           -------         -------         -----------------

      3,018,015        231,459         264,041              145,001


                    22 - Scudder Pennsylvania Tax Free Fund

4. To approve certain amendments to the Declaration of Trust. Sufficient proxies had not been received by December 2, 1997 to approve the amendments to the Declaration of Trust. Management has determined not to continue to seek shareholder approval for this item.

                                Number of Votes:
                                ----------------

         For           Against         Abstain         Broker Non-Votes*
         ---           -------         -------         -----------------

      3,121,056        208,759         194,995              142,782

5. To approve the revision of certain fundamental investment policies.


                                                                      Number of Votes:
                                                                      ----------------
                                                                                                     Broker
             Fundamental Policies                 For             Against          Abstain         Non-Votes*
             --------------------                 ---             -------          -------         ----------

         5.1   Diversification                 3,061,248          197,391          254,876           145,001
         5.2   Borrowing                       3,048,139          210,499          254,876           145,001
         5.3   Senior securities               3,059,460          199,178          254,876           145,001
         5.4   Concentration                   3,062,691          198,497          252,326           145,001
         5.5   Loans                           3,060,360          198,279          254,876           145,001
         5.6   Underwriting of securities      3,061,248          200,589          251,678           145,001
         5.7   Investment in real estate       3,061,248          200,589          251,678           145,001
         5.8   Purchase of physical            3,058,711          203,126          251,678           145,001
               commodities
         5.9   Investment in Pennsylvania      3,064,851          193,788          254,876           145,001
               municipal securities
         5.10  Tax diversification             3,061,248          197,391          254,876           145,001

6. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

           For                      Against                    Abstain
           ---                      -------                    -------

        3,409,862                    75,495                    173,157

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                    23 - Scudder Pennsylvania Tax Free Fund

                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics, Bentley
College; President, Driscoll
Associates

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration,
Northeastern University, College
of Business Administration

Kathryn L. Quirk*
Trustee; Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Donald C. Carleton*
Vice President

Philip G. Condon*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Jeremy L. Ragus*
Vice President

Rebecca Wilson*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Treasurer

John R. Hebble*
Assistant Treasurer

Caroline Pearson*
Assistant Secretary



                        *Scudder Kemper Investments, Inc.

                     24 - Scudder Pennsylvania Tax Free Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.


                    25 - Scudder Pennsylvania Tax Free Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                     26 - Scudder Pennsylvania Tax Free Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                     27 - Scudder Pennsylvania Tax Free Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]


                          SCUDDER STATE TAX FREE TRUST

                           PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    Financial Highlights for Scudder New York Tax Free Fund for
                                    the ten fiscal years ended March 31, 1998.

                                    Financial Highlights for each of Scudder New York Tax Free
                                    Money Fund, Scudder Ohio Tax Free Fund and Scudder
                                    Pennsylvania Tax Free Fund for the ten fiscal years ended
                                    March 31, 1998.

                                    Financial Highlights for Scudder Massachusetts Limited Term
                                    Tax Free Fund for the period February 15, 1994 (commencement of operations) to October 31, 1994 and for the three fiscal years ended October 31, 1997.

                                    Financial Highlights for Scudder Massachusetts Tax Free Fund
                                    for the ten fiscal years ended March 31, 1998.

                           Included in Part B of this Registration Statement:

                           For Scudder New York Tax Free Fund:
                                    Investment Portfolio as of March 31, 1998
                                    Statement of Assets and Liabilities as of March 31, 1998
                                    Statement of Operations for the fiscal year ended March 31,
                                    1998
                                    Statements of Changes in Net Assets for the two fiscal years ended March 31, 1998
                                    Financial Highlights for the ten fiscal years ended March
                                    31, 1998
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           For each of Scudder New York Tax Free Money Fund, Scudder Ohio Tax
                           Free Fund and Scudder Pennsylvania Tax Free Fund:
                                    Investment Portfolio as of March 31, 1998
                                    Statement of Assets and Liabilities as of March 31, 1998
                                    Statement of Operations for the year ended March 31, 1998
                                    Statements of Changes in Net Assets for the two fiscal years ended March 31, 1998 Financial Highlights for the ten fiscal years ended March 31, 1998
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           For Scudder Massachusetts Limited Term Tax Free Fund:
                                    Investment Portfolio as of April 30, 1998
                                    Statement of Assets and Liabilities as of April 30, 1998
                                    Statement of Operations for the six months ended April 30,
                                    1998
                                    Statements of Changes in Net Assets for the six months ended
                                    October 31, 1997
                                    Financial Highlights for the period February 15, 1994
                                    (commencement of operations) to October 31, 1994, for the
                                    three fiscal years ended October 31, 1997 and for the six
                                    month period ended April 30, 1998
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                Part C - Page 1

                           For Scudder Massachusetts Tax Free Fund:
                                    Investment Portfolio as of March 31, 1998
                                    Statement of Assets and Liabilities as of March 31, 1998
                                    Statement of Operations for the six months ended March 31,
                                    1998
                                    Statements of Changes in Net Assets for the two fiscal years ended March 31, 1998
                                    Financial Highlights for the ten fiscal years ended March
                                    31, 1998.
                                    Notes to Financial Statements

                           Statements, schedules and historical information other than those listed have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)     Amended and Restated Declaration of Trust dated as of December 8,
                                              1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (b)     Amended Establishment and Designation of Series of Beneficial
                                              Interest, $.01 Par Value.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                             2.       (a)     By-laws of the Registrant dated as of May 25, 1983.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (b)     Amendment to By-Laws dated December 10, 1991.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest,
                                              $.01 par value.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (a)     Investment Management Agreement between the Registrant (on behalf of
                                              New York Tax Free Fund) and Scudder, Stevens & Clark, Inc. dated
                                              January 1, 1988.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                             5.       (a)(1)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder New York Tax Free Fund) and Scudder, Stevens & Clark, Inc.
                                              dated December 12, 1990.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (a)(2)  Investment  Management Agreement between the Registrant (on behalf of
                                              Scudder New York Tax Free Fund) and Scudder Kemper Investments,  Inc.
                                              dated December 31, 1997.
                                              (Incorporated by reference to Post-Effective  Amendment No. 25 to the
                                              Registration Statement.)

                                Part C - Page 2

                                      (b)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder New York Tax Free Money Fund) and Scudder, Stevens & Clark
                                              Ltd. dated June 1, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (b)(1)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder New York Tax Free Money Fund) and Scudder Kemper
                                              Investments, Inc. dated December 31, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                              Registration Statement.)

                                      (c)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder Massachusetts Tax Free Fund) and Scudder, Stevens & Clark
                                              Ltd. dated June 1, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (c)(1)  Investment  Management Agreement between the Registrant (on behalf of
                                              Scudder  Massachusetts Tax Free Fund) and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997.
                                              (Incorporated by reference to Post-Effective  Amendment No. 25 to the
                                              Registration Statement.)

                                      (d)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder Ohio Tax Free Fund) and Scudder, Stevens & Clark Ltd. dated
                                              June 1, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (d)(1)  Investment  Management Agreement between the Registrant (on behalf of
                                              Scudder  Ohio Tax Free Fund) and  Scudder  Kemper  Investments,  Inc.
                                              dated December 31, 1997.
                                              (Incorporated by reference to Post-Effective  Amendment No. 25 to the
                                              Registration Statement.)

                                      (e)     Investment Advisory Agreement between the Registrant (on behalf of
                                              Scudder Pennsylvania Tax Free Fund) and Scudder, Stevens & Clark
                                              Ltd. dated June 1, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (e)(1)  Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Pennsylvania Tax Free Fund) and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                              Registration Statement.)

                                      (f)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Massachusetts Limited Term Tax Free Fund) and Scudder,
                                              Stevens & Clark, Inc. dated February 2, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                Part C - Page 3

                                      (g)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Massachusetts Tax Free Fund) and Scudder, Stevens & Clark,
                                              Inc. dated December 11, 1996.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (h)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Massachusetts Limited Term Tax Free Fund) and Scudder Kemper
                                              Investments, Inc. dated December 31, 1997.
                                              (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                              Registration Statement.)

                                      (h)(1)  Investment  Management Agreement between the Registrant (on behalf of
                                              Scudder  Massachusetts Limited Term Tax Free Fund) and Scudder Kemper
                                              Investments, Inc. dated December 31, 1997.
                                              (Incorporated by reference to Post-Effective  Amendment No. 25 to the
                                              Registration Statement.)

                             6.       (a)     Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., dated June 1, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant and State Street Bank and
                                              Trust Company dated June 14, 1983.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (a)(3)  Amendment No. 1 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company dated June 14, 1983.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (a)(4)  Amendment to the Custodian Agreement between the Registrant and
                                              State Street Bank and Trust Company dated August 9, 1988.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (a)(5)  Amendment to Custodian Contract between the Registrant and State
                                              Street Bank and Trust Company dated December 11, 1990.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (b)     Subcustodian Agreement between State Street Bank and Trust Company and Morgan Guaranty Trust Company of New York dated November 25,
                                              1985.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                Part C - Page 4

                                      (b)(1)  Subcustodian Agreement between State Street Bank and Trust Company and Irving Trust Company dated November 25, 1985.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (c)     Subcustodian Agreement between Irving Trust Company and State Street
                                              Bank and Trust Company dated November 30, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (d)     Subcustodian Agreement between Chemical Bank and State Street Bank and Trust Company dated October 6, 1988.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (e)     Subcustodian Agreement between Security Pacific National Trust
                                              Company (New York) and State Street Bank and Trust Company dated
                                              February 18, 1988.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (f)     Fee schedule for Exhibit 8(a)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (f)(1)  Form of a Fee Schedule for Exhibit 8(a)(1).
                                              (Incorporated by reference to Post-Effective  Amendment No. 25 to the
                                              Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 9(a)(l).
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (b)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Massachusetts Limited Term Tax Free Fund, and Scudder
                                              Fund Accounting Corporation dated February 15, 1994.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                                      (c)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder New York Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated December 7, 1994.
                                              (Incorporated by reference to Exhibit 9(c) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (d)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder New York Tax Free Money Fund, and Scudder Fund Accounting
                                              Corporation dated September 22, 1994.
                                              (Incorporated by reference to Exhibit 9(d) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                Part C - Page 5

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Massachusetts Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated November 14, 1994.
                                              (Incorporated by reference to Exhibit 9(e) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (f)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Ohio Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated November 21, 1994.
                                              (Incorporated by reference to Exhibit 9(f) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (g)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pennsylvania Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated November 16, 1994.
                                              (Incorporated by reference to Exhibit 9(g) to Post-Effective
                                              Amendment No. 17 to the Registration Statement.)

                                      (h)     Account Application.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.              Inapplicable.

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotations.
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)

                             17.              Article 6 Financial Data Schedules are filed herein.

                             18.              Inapplicable.

                             19.              Power of Attorney.
                                              (Filed as part of the signature page of Post-Effective Amendment No.
                                              11 to the Registration Statement and as part of the signature page of Post-Effective Amendment No. 17 to the Registration Statement and
                                              as part of the signature page of PEA No. 20.)
                                              (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                              Registration Statement.)
                                              (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                              Registration Statement.)

                                Part C - Page 6

Item 25.          Persons Controlled by or under Common Control with Registrant.

                  None

Item 26.          Number of Holders of Securities (as of July 17, 1998).

                                             (1)                                              (2)
                                        Title of Class                           Number of Record Shareholders

                   Shares of beneficial interest
                   $.01 par value

                   Scudder New York Tax Free Fund                                            3,890
                   Scudder New York Tax Free Money Fund                                      1,510
                   Scudder Ohio Tax Free Fund                                                1,880
                   Scudder Pennsylvania Tax Free Fund                                        1,987
                   Scudder Massachusetts Tax Free Fund                                       6,499
                   Scudder Massachusetts Limited Term Tax Free Fund                          1,388

Item 27.          Indemnification.

                  A policy of insurance covering Scudder Kemper Investments, Inc. its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1 No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2 Non-Liability of Trustees Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                                Part C - Page 7

                  Section 4.3  Mandatory Indemnification.

                    (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i) every person who is, or has been, a
                                    Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or
                                    "proceeding" shall apply to all claims,
                                    actions, suits or proceedings (civil,
                                    criminal, or other, including appeals),
                                    actual or threatened; and the words
                                    "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                    (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                            (A) by the court or other body
                                            approving the settlement or other
                                            disposition; or

                                            (B) based upon a review of readily
                                            available facts (as opposed to a
                                            full trial-type inquiry) by (x) vote
                                            of a majority of the Disinterested
                                            Trustees acting on the matter
                                            (provided that a majority of the
                                            Disinterested Trustees then in
                                            office act on the matter) or (y)
                                            written opinion of independent legal
                                            counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
                           Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section
                           4.3 provided that either:

                                Part C - Page 8

                                    (i) such undertaking is secured by a surety bond or some appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                    As used in this Section 4.3, a
                                    "Disinterested Trustee" is one who is not
                                    (i) an "Interested Person" of the Trust
                                    (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or
                                    (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of Americao

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of Americao
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*

                                Part C - Page 9

                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporationoo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder
         Kemper Investments, Inc.



                                Part C - Page 10

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer and Vice President
         Two International Place           Assistant Clerk
         Boston, MA 02110

                                Part C - Page 11

         Thomas F. McDonough               Clerk                                   Vice President, Treasurer
         Two International Place                                                   and Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
         345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions

               Scudder Investor              None                None                None               None
                Services, Inc.


Item 30.          Location of Accounts and Records.

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian (on behalf of Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder Massachusetts Limited Term Tax Free Fund, Scudder Ohio Tax Free Fund and Scudder Pennsylvania Tax Free
                  Fund) are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are


                                Part C - Page 12
                  maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.          Management Services.

                  Inapplicable.

Item 32.          Undertakings.

                  Inapplicable.




                                Part C - Page 13

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 27th day of July, 1998.

                                 SCUDDER STATE TAX FREE TRUST



                                 By  /s/Thomas F. McDonough
                                     ---------------------------
                                     Thomas F. McDonough,
                                     Vice President, Secretary and Treasurer
                                     (Principal Accounting Officer)

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President and Trustee                        July 27, 1998


/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      July 27, 1998


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      July 27, 1998


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      July 27, 1998


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      July 27, 1998


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      July 27, 1998



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Vice President, Assistant Secretary          July 27, 1998
                                            and Trustee


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      July 27, 1998



*By:     /s/Thomas F. McDonough
         --------------------------
         Thomas F. McDonough**

         ** Attorney-in-fact pursuant to a power of attorney contained in the signature page of the Post-Effective Amendment No. 11 to the Registration Statement filed June 1, 1992, a power of attorney contained in the signature page of Post-Effective Amendment No. 17 to the Registration Statement filed February 21, 1995, a power of attorney contained in the signature page of Post-Effective Amendment No. 20 to the Registration Statement filed February 26, 1997, a power of attorney contained in the signature page of Post-Effective Amendment No. 22 to the Registration Statement and a power of attorney contained in the signature page of Post-Effective Amendment No. 23 to the Registration Statement.

                                                               File No. 2-84021
                                                               File No. 811-3749




                               SECURITIES AND EXCHANGE COMMISSION

                                     WASHINGTON, D.C. 20549


                                            EXHIBITS

                                               TO

                                            FORM N-1A


                                 POST-EFFECTIVE AMENDMENT NO. 26

                                    TO REGISTRATION STATEMENT

                                              UNDER

                                   THE SECURITIES ACT OF 1933

                                               AND

                                        AMENDMENT NO. 27

                                    TO REGISTRATION STATEMENT

                                              UNDER

                               THE INVESTMENT COMPANY ACT OF 1940



                                  SCUDDER STATE TAX FREE TRUST

                                  SCUDDER STATE TAX FREE TRUST


                                          EXHIBIT INDEX


                                           Exhibit 11

                                           Exhibit 17